UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:

The following 15 series of Wells Fargo Funds Trust have a June 30 fiscal year end:

Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage High Yield Municipal Bond Fund, Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage North Carolina Tax-Free Fund, Wells Fargo Advantage Pennsylvania Tax-Free Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Strategic Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, Wells Fargo Advantage Wisconsin Tax-Free Fund, Wells Fargo Advantage Alternative Strategies Fund and Wells Fargo Advantage Global Long/Short Fund.

The following series of Wells Fargo Funds Trust has a December 31 fiscal year end:

Wells Fargo Managed Account CoreBuilder Shares - Series M

Date of reporting period: September 30, 2015

ITEM 1.	INVESTMENTS

<INSERT PORTFOLIO OF INVESTMENTS HERE>

Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.44%

Guam : 1.32%

Guam Government Business Privilege Series D (Tax Revenue)	5.00%	11-15-2022	$500,000	$576,790
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	865,000	1,005,234
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2017	200,000	215,222
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2018	100,000	110,007
Guam International Airport Authority Series 2013B (Airport Revenue)	5.00	10-1-2017	300,000	322,833

				2,230,086

Illinois : 1.08%

Chicago IL Board of Education Refunding Bond Series A (GO Revenue) ±	4.02	3-1-2032	1,000,000	990,000
Chicago IL Refunding Bond CAB Series C (GO Revenue) ¤	0.00	1-1-2032	2,500,000	828,775

				1,818,775

Minnesota : 94.66%

Anoka County MN Capital Improvement Series A (GO Revenue)	5.00	2-1-2024	500,000	545,225
Anoka County MN Charter School Series A (Education Revenue)	2.65	6-1-2016	210,000	209,761
Anoka County MN Charter School Series A (Education Revenue)	3.40	6-1-2019	225,000	225,920
Anoka County MN Charter School Series A (Education Revenue)	3.65	6-1-2020	185,000	186,576
Anoka County MN Charter School Series A (Education Revenue)	3.75	6-1-2021	245,000	246,735
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2027	510,000	535,607
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2032	300,000	309,762
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2043	1,100,000	1,124,321
Anoka Hennepin MN Independent School District #11 Certificates of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2034	1,000,000	1,136,230
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	1-1-2031	1,500,000	1,595,595
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	2,150,000	2,227,099
Brooklyn Park MN Charter School Prairie Seeds Academy Project Series 2015A (Miscellaneous Revenue)	5.00	3-1-2034	1,500,000	1,504,410
Buffalo MN Housing & RDA Public Facility Buffalo Wild Marsh Golf Course (Miscellaneous Revenue)	4.38	5-1-2024	185,000	185,296
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2011 (Miscellaneous Revenue)	5.00	11-1-2041	1,400,000	1,477,630
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2026	750,000	877,815
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2027	500,000	582,025
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2029	300,000	345,084
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2016	875,000	878,299
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2042	1,500,000	1,636,740
Cologne MN Charter School Lease Revenue Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	590,000	627,347
Cologne MN Charter School Lease Revenue Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2034	500,000	522,675
Columbus MN Charter School Lease Revenue New Millennium Academy Project Series 2015A (Education Revenue)	5.50	7-1-2030	1,000,000	999,910
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	80,540	83,601
Deephaven MN Charter School Lease Revenue Eagle Ridge Academy Project Series 2015A (Education Revenue)	5.25	7-1-2037	500,000	498,670
Deephaven MN Charter School Lease Revenue Eagle Ridge Academy Project Series 2015A (Education Revenue)	5.25	7-1-2040	500,000	500,715
Duluth MN Duluth Entertainment Convention Center Improvements Series A (GO Revenue)	5.00	2-1-2034	1,000,000	1,075,700
Duluth MN Housing & RDA Lease Revenue Bonds Public School Academy Series 2010A (Education Revenue)	5.60	11-1-2030	2,000,000	2,115,960
Elk River MN Independent School District #728 Series A (GO Revenue, AGM Insured)	5.00	2-1-2021	3,400,000	3,454,434

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)

Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	5.50%	11-1-2017	$395,000	$396,805
Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	6.00	11-1-2027	1,870,000	1,879,350
Forest Lakes MN Charter School Lease Revenue Bonds Lakes International Language Academy Project Series 2014A (Education Revenue)	5.50	8-1-2036	500,000	544,525
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	1.50	4-1-2016	570,000	572,229
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	4.00	4-1-2022	735,000	781,386
Goodhue County MN Education District #6051 Red Wing Certificates of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2029	750,000	851,588
Hayward MN John’s Lutheran Home of Albert Lea Project (Health Revenue)	2.75	11-1-2017	500,000	501,865
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	600,000	647,586
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A (Utilities Revenue)	5.00	12-1-2026	700,000	808,101
Lakeville MN (Tobacco Revenue)	5.00	2-1-2016	180,000	181,037
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue)	5.25	5-1-2024	1,735,000	1,829,644
Meeker County MN Memorial Hospital Project Series 2007 (Health Revenue)	5.63	11-1-2022	800,000	842,632
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2025	1,000,000	1,143,170
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2035	1,000,000	1,119,110
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.03	11-15-2017	2,320,000	2,291,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series 2014A (Airport Revenue)	5.00	1-1-2029	500,000	574,970
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series 2014B (Airport Revenue)	5.00	1-1-2026	500,000	576,155
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	1,000,000	1,055,340
Minneapolis MN Charter School Yinghua Academy Project Series 2013A (Education Revenue)	5.00	7-1-2023	300,000	315,924
Minneapolis MN Development Limited Tax Supported Common Bond Series 1A (Miscellaneous Revenue)	4.80	12-1-2016	555,000	567,665
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	5.00	6-1-2028	1,115,000	1,141,292
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	6.00	12-1-2040	1,000,000	1,179,090
Minneapolis MN Fairview Health Services Series A (Health Revenue, AGM Insured)	6.63	11-15-2028	1,000,000	1,173,300
Minneapolis MN Health Care System Fairview Health Services Series 2015A (Health Revenue)	5.00	11-15-2033	2,000,000	2,255,660
Minneapolis MN Health Care System Revenue Prerefunded (Health Revenue, AGM Insured)	6.50	11-15-2038	345,000	403,467
Minneapolis MN Health Care System Revenue Unrefunded (Health Revenue, AGM Insured)	6.50	11-15-2038	1,890,000	2,149,214
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014 (Housing Revenue)	5.00	8-1-2032	860,000	874,070
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGM Insured)	4.00	2-15-2020	50,000	54,868
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGM Insured)	5.00	2-15-2030	2,000,000	2,203,320
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (Health Revenue, AGM Insured)	5.00	2-15-2037	4,030,000	4,247,419
Minnesota Certificates of Participation Legislative Office Facility Project Series 2014 (Miscellaneous Revenue)	5.00	6-1-2023	435,000	524,610
Minnesota General Fund Revenue Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2027	2,000,000	2,343,120
Minnesota General Fund Revenue Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2028	2,000,000	2,315,380
Minnesota General Fund Revenue Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2029	2,000,000	2,300,120
Minnesota General Fund Revenue Appropriation Bonds Series 2014A (Miscellaneous Revenue)	5.00	6-1-2033	1,000,000	1,142,700

2

Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)

Minnesota HEFAR Bethel University Series 6R (Education Revenue)	5.50%	5-1-2025	$1,535,000	$1,580,958
Minnesota HEFAR Carleton College Series 7D (Education Revenue)	5.00	3-1-2030	2,000,000	2,215,080
Minnesota HEFAR College of St. Scholastica Incorporated Series 7R (Education Revenue)	4.25	12-1-2027	400,000	414,896
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	4.50	10-1-2021	300,000	326,064
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	5.00	10-1-2029	500,000	539,145
Minnesota HEFAR St. Benedict College Series 7M (Education Revenue)	5.13	3-1-2036	275,000	295,006
Minnesota HEFAR St. Benedict College Series 7V (Education Revenue)	5.00	3-1-2018	635,000	687,984
Minnesota HEFAR St. Olaf College Series 7F (Education Revenue)	4.50	10-1-2030	500,000	539,745
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	5.00	10-1-2018	1,100,000	1,150,743
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2025	1,030,000	1,083,910
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2030	1,000,000	1,044,260
Minnesota HEFAR St. Thomas University Series 6X (Education Revenue)	5.00	4-1-2029	1,000,000	1,053,550
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2023	750,000	889,545
Minnesota Housing Finance Agency Residential Housing Series 2007Q (Housing Revenue)	5.25	7-1-2033	865,000	883,511
Minnesota Housing Finance Agency Residential Housing Series 2009E (Housing Revenue)	4.20	7-1-2021	1,150,000	1,163,720
Minnesota Housing Finance Agency Residential Housing Series 2012D (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	890,000	934,794
Minnesota Housing Finance Agency Series 2009B (Housing Revenue)	5.90	7-1-2028	85,000	88,169
Minnesota Housing Finance Agency Series 2015A (Housing Revenue)	5.00	8-1-2027	1,665,000	1,986,828
Minnesota Municipal Power Agency Series 2007 (Utilities Revenue)	5.00	10-1-2037	1,200,000	1,278,696
Minnesota Municipal Power Agency Series 2010A & Series 2010B (Utilities Revenue)	5.00	10-1-2025	2,335,000	2,639,858
Minnesota Prerefunded (GO Revenue)	5.00	8-1-2022	100,000	108,040
Minnesota Unrefunded (GO Revenue)	5.00	6-1-2020	185,000	190,907
Minnesota Unrefunded (GO Revenue)	5.00	8-1-2022	2,400,000	2,592,504
Montgomery MN Independent School District School Building #394 Series B (GO Revenue, AGM Insured)	5.00	2-1-2025	500,000	507,575
Mounds View MN Independent School District #621 Series A (GO Revenue, South Dakota Credit Program Insured)	4.00	2-1-2022	530,000	576,227
Mower County MN Housing & RDA Facilities Project Series A (Miscellaneous Revenue)	5.75	2-1-2027	695,000	707,976
Mower County MN Housing & RDA Facilities Project Series A (Miscellaneous Revenue)	5.90	2-1-2029	375,000	382,193
Northeast Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A (Miscellaneous Revenue)	4.00	2-1-2024	1,100,000	1,207,096
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGM Insured)	5.00	1-1-2018	820,000	895,760
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGM Insured)	5.00	1-1-2021	50,000	54,210
Northern Minnesota Municipal Power Agency Series 2013A (Utilities Revenue)	4.00	1-1-2028	450,000	480,938
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	4.15	9-1-2024	600,000	613,008
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	5.00	9-1-2034	1,100,000	1,131,042
Pine County MN Housing & RDA Public Project Series A (Miscellaneous Revenue)	5.00	2-1-2028	1,475,000	1,498,777
Plymouth MN Certificate of Participation Intermediate School District #287 Series A (Miscellaneous Revenue)	5.00	2-1-2024	250,000	279,700
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2032	660,000	692,366
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2042	560,000	581,969
Rice County MN Educational Facilities Shattuck-St. Mary’s School Project (Education Revenue) 144A	5.00	8-1-2022	1,000,000	1,036,830
Rochester MN Electric Utility Revenue Series 2007C (Utilities Revenue)	5.00	12-1-2030	1,000,000	1,043,250

3

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)

Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00%	12-1-2023	$815,000	$994,284
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2025	315,000	378,674
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2026	250,000	297,458
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2027	700,000	813,589
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2029	725,000	828,574
South St. Paul MN Housing & RDA Airport Project Series 2007 (Industrial Development Revenue, AGM Insured)	4.70	9-1-2019	300,000	310,584
South St. Paul MN Housing & RDA Airport Project Series 2007 (Industrial Development Revenue, AGM Insured)	5.13	9-1-2029	500,000	516,745
Southern Minnesota Municipal Power Agency CAB Series 1994A (Utilities Revenue, National Insured) ¤	0.00	1-1-2020	5,100,000	4,739,736
Southern Minnesota Municipal Power Agency Series 2009A (Utilities Revenue)	5.25	1-1-2030	2,000,000	2,196,360
St. Cloud MN CentraCare Health System Series 2010A (Health Revenue)	5.13	5-1-2030	2,015,000	2,223,492
St. Louis Park MN Nicollett Health Services Series 2009 (Health Revenue)	5.50	7-1-2029	1,000,000	1,158,510
St. Paul MN Housing & RDA Allina Health Systems Series A1 (Health Revenue)	5.00	11-15-2024	2,350,000	2,615,738
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Series A (Education Revenue)	4.00	7-1-2023	250,000	249,988
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A (Education Revenue)	5.00	7-1-2035	925,000	929,181
St. Paul MN Housing & RDA Charter School Nova Classical Academy Series A (Miscellaneous Revenue)	6.63	9-1-2042	865,000	975,461
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	5.00	12-1-2036	1,500,000	1,501,995
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2005 (Health Revenue)	5.00	11-15-2017	1,550,000	1,559,006
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A (Health Revenue)	4.00	11-15-2017	550,000	576,549
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A (Health Revenue)	5.00	11-15-2027	1,000,000	1,103,360
St. Paul MN Housing & RDA HealthPartners Obligated Group Series 2015A (Health Revenue)	5.00	7-1-2031	2,010,000	2,285,672
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.75	9-1-2026	650,000	657,098
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	6.00	9-1-2036	500,000	505,400
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A (Education Revenue)	5.00	12-1-2034	1,645,000	1,661,750
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	8-1-2035	875,000	968,030
St. Paul MN Housing & RDA St. Paul Academy & Summit School Project (Education Revenue)	5.00	10-1-2024	2,000,000	2,146,200
St. Paul MN Housing & RDA St. Paul Conservatory for Performing Artists Series A (Education Revenue)	4.00	3-1-2028	150,000	146,265
St. Paul MN Port Authority Lease Revenue Freeman Office Building Series 2 (Miscellaneous Revenue)	5.00	12-1-2024	2,000,000	2,401,120
Todd Morrison Cass & Wadena Counties MN United Hospital District Lakewood Health System Series 2004 (GO Revenue)	5.13	12-1-2024	1,000,000	1,003,580
University of Minnesota Series 2009A (Education Revenue)	5.00	4-1-2021	1,180,000	1,326,332
University of Minnesota Series 2009A (Education Revenue)	5.13	4-1-2034	1,000,000	1,120,170
University of Minnesota State Supported Biomedical Science Series 2011B (Education Revenue)	5.00	8-1-2036	1,000,000	1,123,960
University of Minnesota State Supported Stadium Debt Series 2006 (Education Revenue)	5.00	8-1-2025	5,000,000	5,197,850
Virginia MN Housing & RDA HCFR Series 2005 (Miscellaneous Revenue)	5.25	10-1-2025	2,085,000	2,088,774
Washington County MN Capital Improvement Plan Series A (GO Revenue)	5.00	2-1-2021	2,495,000	2,677,809
Western Minnesota Municipal Power Agency (Utilities Revenue, National Insured)	9.75	1-1-2016	180,000	184,358

4

Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)

Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00%	1-1-2027	$1,565,000	$1,825,260
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2030	1,000,000	1,146,990
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2032	1,250,000	1,436,438
Willmar MN Rice Memorial Hospital Project Series 2012A (GO Revenue)	5.00	2-1-2026	1,000,000	1,156,980
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	3.00	7-1-2018	295,000	303,818
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	5.00	7-1-2034	500,000	530,980
Woodbury MN Charter School Series A (Education Revenue)	2.40	12-1-2015	180,000	180,139
Woodbury MN Charter School Series A (Education Revenue)	3.15	12-1-2018	190,000	192,576
Woodbury MN Charter School Series A (Education Revenue)	3.90	12-1-2022	220,000	226,233
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2027	215,000	227,451
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2032	220,000	228,164

				159,792,365

Puerto Rico : 1.05%

Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	1,305,000	1,321,717
Puerto Rico Government Development Bank Series 1985 (Miscellaneous Revenue, National Insured)	4.75	12-1-2015	400,000	400,884
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series 2011-B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	250,000	41,250

				1,763,851

Virgin Islands : 0.33%

Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2025	500,000	564,415

Total Municipal Obligations (Cost $158,467,996)		166,169,492

Total investments in securities (Cost $158,467,996)*	98.44%	166,169,492

Other assets and liabilities, net	1.56	2,640,334

Total net assets	100.00%	$168,809,826

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
*	Cost for federal income tax purposes is $158,465,714 and unrealized gains (losses) consists of:

Gross unrealized gains	$7,927,524
Gross unrealized losses	(223,746)

Net unrealized gains	$7,703,778

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
CAB	Capital appreciation bond
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

5

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund

GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher education facilities authority revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement

6

Wells Fargo Advantage Minnesota Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Municipal obligations	$0	$166,169,492	$0	$166,169,492

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, a previously broker quoted municipal bond with a market value of $2,291,000 was transferred from Level 3 to Level 2 when vendor pricing became available. The Fund did not have any transfers into/out of Level 1.

Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.47%

Arizona : 1.19%

Phoenix AZ IDA Rowan University Project (Education Revenue)	5.25%	6-1-2034	$1,000,000	$1,108,260

California : 2.66%

Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.25	10-15-2021	1,000,000	1,167,490
Norco CA Redevelopment Agency Project Area #1 (Tax Revenue)	6.00	3-1-2036	1,120,000	1,311,610

				2,479,100

Colorado : 90.38%

Adams County CO Rangeview Library District Certificate of Participation Series 2015 (Miscellaneous Revenue, AGM Insured)	5.00	12-15-2029	1,000,000	1,161,330
Arapahoe County CO Centennial 25 Metropolitan District (GO Revenue)	6.38	12-1-2016	135,000	135,225
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2033	500,000	534,515
Aspen Valley CO Hospital Refunding District Bonds Series 2012 (Health Revenue)	5.00	10-15-2033	600,000	643,722
Aurora CO Certificate of Participation Refunding Bonds Series 2009A (Miscellaneous Revenue)	5.00	12-1-2027	2,000,000	2,244,780
Aurora CO E-470 Public Highway Authority Colorado CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2034	4,000,000	1,919,040
Aurora CO First Lien Water Improvement Bonds Series 2007A (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2039	1,000,000	1,062,340
Canon City CO Finance Authority Certificate of Participation Series 2008 (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2032	150,000	163,995
Colorado Board of Governors State University System Enterprise Bonds Series 2013C (Education Revenue)	5.25	3-1-2033	725,000	830,176
Colorado Board of Governors State University System Enterprise Bonds Series E1 (Education Revenue)	5.00	3-1-2040	2,000,000	2,250,880
Colorado ECFA Alexander Dawson School LLC Project (Education Revenue)	5.00	2-15-2040	1,000,000	1,092,550
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	1,000,000	1,138,730
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.38	12-1-2028	1,000,000	1,142,470
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A (Education Revenue) 144A	4.13	7-1-2026	625,000	628,463
Colorado ECFA Charter School Banning Lewis Ranch Academy Project (Education Revenue) 144A	6.13	12-15-2035	430,000	431,711
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	6-15-2019	855,000	857,702
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	6-15-2024	1,140,000	1,142,816
Colorado ECFA Charter School District Montessori Charter School Project (Miscellaneous Revenue)	5.00	7-15-2037	1,150,000	1,225,481
Colorado ECFA Charter School Pinnacle High School Project (Education Revenue)	5.13	12-1-2039	500,000	525,495
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project Series 2014 (Education Revenue) 144A	4.13	7-1-2024	500,000	523,365
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015 (Education Revenue) 144A	5.00	12-15-2028	600,000	625,296
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015 (Education Revenue) 144A	4.00	12-15-2025	535,000	531,432
Colorado ECFA Charter School Twin Peaks Charter (Education Revenue)	6.75	11-15-2028	750,000	882,473
Colorado ECFA Cheyenne Mountain Charter School Series A (Education Revenue)	5.25	6-15-2029	590,000	606,054
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010 (Education Revenue)	5.00	9-1-2032	1,265,000	1,412,765
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B (Education Revenue)	5.00	9-1-2030	1,770,000	1,989,675

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)

Colorado ECFA Student Housing Campus Village Apartment (Miscellaneous Revenue)	5.50%	6-1-2033	$1,735,000	$1,891,740
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue)	5.25	11-15-2027	1,000,000	1,054,650
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue)	5.25	11-15-2035	1,000,000	1,054,650
Colorado Health Facilities Authority Catholic Health Initiatives Series B3 (Health Revenue) ±	1.88	7-1-2039	2,000,000	1,986,920
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25	10-1-2033	1,000,000	1,129,200
Colorado Health Facilities Authority Covenant Retirement Communities Series 2012C (Health Revenue)	5.00	12-1-2022	1,000,000	1,125,990
Colorado Health Facilities Authority Deutsche Bank SPEAR/LIFER Trust Series 1131 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.16	12-1-2042	2,185,000	2,185,000
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A (Health Revenue)	5.00	6-1-2040	1,000,000	1,064,620
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A (Health Revenue)	5.50	1-1-2035	1,000,000	1,168,770
Colorado HFA SFMR Class I Series A (Housing Revenue, HUD Insured)	5.50	11-1-2029	5,000	5,166
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	7-1-2018	500,000	559,725
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	1,200,000	1,281,900
Colorado Partnership Prerefunded Balance University of Colorado Denver Health Science Center Fitzsimons Academic Series B (Miscellaneous Revenue, National Insured)	5.00	11-1-2030	245,000	246,031
Colorado Partnership Unrefunded Balance University of Colorado Denver Health Science Center Fitzsimons Academic Series B (Miscellaneous Revenue, National Insured)	5.00	11-1-2030	755,000	758,179
Colorado Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	2,000,000	2,311,400
Colorado Regional Transportation District Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00	6-1-2044	2,000,000	2,208,660
Colorado Regional Transportation District Certificate of Participation Tax-Exempt Bonds Series 2010A (Miscellaneous Revenue)	5.38	6-1-2031	2,500,000	2,846,850
Colorado Regional Transportation District Certificate of Participation Transit Vehicles Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2022	1,000,000	1,080,220
Colorado Regional Transportation District Fastracks Project Bonds Series 2013A (Tax Revenue)	5.00	11-1-2031	1,000,000	1,153,690
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2 (Utilities Revenue)	5.00	11-15-2038	3,000,000	3,385,860
Colorado Springs CO Utilities System Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.15	11-1-2036	2,000,000	2,000,000
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.50	9-1-2024	900,000	903,168
Commerce City CO Sales & Use Tax Bonds Series 2014 (Tax Revenue, AGM Insured)	5.00	8-1-2044	1,250,000	1,392,400
Denver CO City & County Airport System Series A (Airport Revenue, Syncora Guarantee Incorporated Insured)	5.00	11-15-2022	1,250,000	1,257,563
Denver CO City & County Department of Aviation Airport System Bonds Series 2012B (Airport Revenue)	5.00	11-15-2030	2,000,000	2,314,140
Denver CO City & County Excise Tax Series A (Tax Revenue, AGM Insured)	6.00	9-1-2021	2,000,000	2,354,060
Denver CO Convention Center (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2030	1,205,000	1,230,667
Denver CO School District No. 1 Certificate of Participation Series B (Miscellaneous Revenue) %%	5.00	12-15-2035	1,000,000	1,136,980
Denver CO School District No. 1 Certificate of Participation Series B (Miscellaneous Revenue) %%	5.00	12-15-2045	1,200,000	1,339,128
East Cherry Creek Valley CO Water and Sanitation District (Water & Sewer Revenue)	5.00	11-15-2032	750,000	877,973
Eaton CO Area Park and Recreational Weld County Series 2015 (GO Revenue)	5.50	12-1-2038	1,075,000	1,114,700

2

Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)

El Paso County CO School District #49 (Miscellaneous Revenue, National Insured)	5.00%	12-15-2027	$1,430,000	$1,564,520
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	1,350,000	1,366,349
Fremont County CO Finance Corporation Certificate of Participation Series 2013 (Miscellaneous Revenue)	5.25	12-15-2038	1,265,000	1,403,138
Garfield County CO Public Library District Lease Purchase Financing Program (Miscellaneous Revenue)	5.00	12-1-2026	715,000	797,189
Glendale CO Certificate of Participation Series 2006 (Miscellaneous Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2025	1,000,000	1,045,300
Longmont CO Tax-Exempt Certificates of Participation Series 2014A and Taxable Series 2014B (Miscellaneous Revenue)	5.00	12-1-2034	1,000,000	1,129,230
Park Meadows CO Business Improvement District (Tax Revenue)	5.00	12-1-2017	155,000	163,162
Platte Valley CO Fire Protection District (Miscellaneous Revenue)	5.00	12-1-2036	325,000	343,506
University of Colorado Enterprise System Series A (Education Revenue)	5.00	6-1-2026	1,000,000	1,150,810
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11-15-2029	2,000,000	2,301,480
Westminster CO Certificate of Participation Series 2015A (Miscellaneous Revenue)	5.00	12-1-2035	2,000,000	2,245,640
Wheatlands CO (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2030	500,000	574,300

				84,207,105

Guam : 1.78%

Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,099,440
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.75	12-1-2034	500,000	554,730

				1,654,170

Maryland : 0.50%

Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	235,000	253,619
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2030	200,000	212,318

				465,937

Pennsylvania : 1.73%

East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)	5.00	7-1-2029	500,000	532,785
Pennsylvania Higher Education Facilities Authority Indiana University Student Housing Project Series A (Education Revenue)	5.00	7-1-2032	1,000,000	1,081,340

				1,614,125

Virgin Islands : 1.23%

Virgin Islands PFA Matching Fund Loan Note Senior Lien (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2029	1,000,000	1,143,170

Total Municipal Obligations (Cost $87,107,473)				92,671,867

	Yield		Shares
Short-Term Investments : 3.28%

Investment Companies : 3.28%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		3,059,807	3,059,807

Total Short-Term Investments (Cost $3,059,807)				3,059,807

3

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund

Total investments in securities (Cost $90,167,280)*	102.75%	$95,731,674

Other assets and liabilities, net	(2.75)	(2,566,106)

Total net assets	100.00%	$93,165,568

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $90,166,999 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,635,827
Gross unrealized losses	(71,152)

Net unrealized gains	$5,564,675

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
GO	General obligation
HFA	Housing Finance Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts

4

Wells Fargo Advantage Colorado Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Municipal obligations	$0	$92,671,867	$0	$92,671,867

Short-term investments

Investment companies	3,059,807	0	0	3,059,807

Total assets	$3,059,807	$92,671,867	$0	$95,731,674

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.56%

California : 95.07%

ABC California Unified School District CAB Election of 1997 Series B (GO Revenue, National Insured) ¤	0.00%	8-1-2018	$1,500,000	$1,452,120
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	3,895,000	3,730,709
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,805,660
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured)	5.25	10-1-2021	3,000,000	3,243,420
Alameda CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2034	1,005,000	1,144,172
Alhambra CA Unified School District Election of 2008 Series B (GO Revenue, AGM Insured)	6.00	8-1-2029	4,100,000	4,984,534
Alisal CA Unified School District CAB Election of 2006 Series A (GO Revenue, AGM Insured) ¤	0.00	8-1-2017	1,105,000	1,081,176
Alvord CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.25	8-1-2037	1,620,000	1,848,501
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	4,455,000	4,306,604
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2025	10,000,000	7,370,100
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	3,000,000	3,376,140
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	3,000,000	3,356,730
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	945,000	948,941
Banning CA Financing Authority Refunding Bond Electric System Project (Utilities Revenue, AGM Insured)	5.00	6-1-2037	5,000,000	5,619,250
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2027	1,050,000	1,253,438
Bay Area CA Toll Authority Toll Bridge Revenue Series S-4 (Transportation Revenue)	5.00	4-1-2030	2,000,000	2,279,920
Bay Area CA Water Supply & Conservation Agency Series A (Water & Sewer Revenue)	5.00	10-1-2034	6,000,000	6,887,700
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Tax Revenue, Ambac Insured)	5.75	8-1-2030	3,190,000	4,066,229
Brea CA PFA Tax Allocation Series A (Housing Revenue)	7.00	9-1-2023	1,000,000	1,076,920
Cabrillo CA Unified School District CAB Series A (GO Revenue, Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,312,665
California (GO Revenue)	5.25	8-1-2038	1,925,000	2,126,933
California (GO Revenue)	5.25	11-1-2040	3,000,000	3,497,670
California AMT Department of Veterans Affairs Series BZ (GO Revenue, National Insured)	5.35	12-1-2021	5,000	5,015
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations O’Connor Woods Project (Health Revenue)	5.00	1-1-2043	5,000,000	5,638,700
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00	4-1-2042	1,100,000	1,236,598
California Department of Transportation Certificate of Participation Series A (Miscellaneous Revenue, National Insured)	5.25	3-1-2016	830,000	833,577
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	310,000	321,389
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	1,020,000	1,048,458
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-2030	345,000	351,138
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-2047	55,000	56,505
California HFA AMT Home Mortgage Series K (Housing Revenue)	5.30	8-1-2023	2,520,000	2,587,738
California HFA AMT Home Mortgage Series M (Housing Revenue)	5.00	8-1-2037	145,000	148,244
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	3,000,000	3,506,250
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00	7-1-2029	4,000,000	4,639,840
California HFFA Prerefunded Bond Providence Health Services Series C (Health Revenue)	6.50	10-1-2038	100,000	116,943
California HFFA Sutter Health Series D (Health Revenue)	5.25	8-15-2031	3,100,000	3,607,191
California Infrastructure & Economic Development King City Joint Union High School (Miscellaneous Revenue)	5.75	8-15-2029	2,150,000	2,481,358
California Municipal Finance Authority California Baptist University Series A (Education Revenue) 144A	5.00	11-1-2025	1,025,000	1,076,332

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.75%	8-1-2033	$1,525,000	$1,733,727
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,156,280
California Municipal Financing Authority Certificate of Participation Community Hospitals of Central California (Health Revenue)	5.00	2-1-2020	415,000	440,493
California Municipal Financing Authority Certificate of Participation Community Hospitals of Central California (Health Revenue)	5.00	2-1-2020	585,000	611,928
California PFOTER PT-2802 (GO Revenue, National Insured, Dexia Credit Local SPA) ø	0.20	2-1-2025	10,015,000	10,015,000
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.20	8-1-2027	24,410,000	24,410,000
California PFOTER Series DCL-010 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.20	8-1-2027	27,305,000	27,305,000
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.20	8-1-2027	9,640,000	9,640,000
California Public Works Board California State University Projects Series B-1 (Miscellaneous Revenue)	5.70	3-1-2035	2,210,000	2,563,534
California Public Works Board Department of General Services Butterfield Series A (Miscellaneous Revenue)	5.25	6-1-2024	2,400,000	2,409,984
California Public Works Board Department of General Services East End Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2027	5,500,000	5,564,295
California Public Works Board Judicial Council Projects Series A (Miscellaneous Revenue)	5.00	3-1-2038	7,000,000	7,860,510
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.25	12-1-2025	4,000,000	4,869,240
California Public Works Board Refunding Department General Services Series F (Miscellaneous Revenue) %%	5.00	5-1-2030	1,000,000	1,165,890
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-2030	9,850,000	11,904,021
California Public Works Board Regents University of California Series L (Education Revenue, National Insured)	5.25	11-1-2028	4,225,000	4,243,717
California Public Works Board Various Capital Projects Series A (Miscellaneous Revenue)	5.00	4-1-2037	4,925,000	5,537,030
California Public Works Board Various Capital Projects Series G (Miscellaneous Revenue)	5.00	11-1-2037	23,000,000	26,088,900
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.50	11-1-2033	2,000,000	2,415,620
California Refunding Bond (GO Revenue)	5.00	8-1-2025	5,000,000	5,285,050
California School Finance Authority School Green Dot Public Schools Projects (Education Revenue) 144A	4.00	8-1-2025	475,000	480,767
California School Finance Authority School Green Dot Public Schools Projects (Education Revenue) 144A	5.00	8-1-2035	2,525,000	2,646,806
California School Finance Authority School KIPP Louisiana Projects Series A (Education Revenue) 144A	5.00	7-1-2035	1,000,000	1,065,890
California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue)	5.50	6-1-2021	720,000	721,649
California Statewide CDA Adventist Health System Series A (Health Revenue)	5.00	3-1-2045	2,500,000	2,756,075
California Statewide CDA Catholic Healthcare West Series A (Health Revenue)	5.50	7-1-2030	2,960,000	3,165,602
California Statewide CDA Certificate of Participation Internet Group (Health Revenue)	5.38	4-1-2017	290,000	291,238
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	5,150,000	5,339,263
California Statewide CDA Pioneer Park Project Series T (Housing Revenue, GNMA/FHA Insured)	6.10	12-20-2035	2,010,000	2,014,945
California Statewide CDA Poway Retirement Housing Foundation Housing Incorporated Series A (Housing Revenue)	5.25	11-15-2035	1,500,000	1,761,795
California Statewide CDA Redwoods Projects (Health Revenue)	5.13	11-15-2035	1,500,000	1,741,185
California Statewide CDA School Facility Alliance for College-Ready Public Schools (Education Revenue)	6.75	7-1-2031	1,625,000	1,830,709
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	1,550,000	1,614,992
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.20	7-1-2020	350,000	367,353
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	1,000,000	1,003,110

2

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

California Statewide CDA St. Joseph Health System (Health Revenue, AGM Insured)	5.25%	7-1-2021	$1,775,000	$1,969,132
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (Water & Sewer Revenue, AGM Insured)	5.25	10-1-2027	1,040,000	1,044,347
California Various Purposes (GO Revenue)	5.00	10-1-2029	7,000,000	8,036,560
California Various Purposes (GO Revenue)	5.25	4-1-2035	12,640,000	14,623,974
California Various Purposes (GO Revenue)	6.00	4-1-2035	2,140,000	2,500,954
California Various Purposes (GO Revenue)	5.00	9-1-2029	1,475,000	1,702,401
California Various Purposes (GO Revenue)	5.00	9-1-2032	5,100,000	5,895,804
California Various Purposes (GO Revenue)	5.00	6-1-2037	4,215,000	4,470,935
California Various Purposes (GO Revenue)	5.00	2-1-2038	5,000,000	5,636,350
California Various Purposes (GO Revenue)	5.13	4-1-2033	6,735,000	7,353,408
California Various Purposes (GO Revenue)	5.25	9-1-2028	5,000,000	5,881,450
California Various Purposes (GO Revenue)	5.25	10-1-2029	800,000	926,256
California Various Purposes (GO Revenue)	5.25	3-1-2038	2,300,000	2,506,448
California Various Purposes (GO Revenue)	5.60	3-1-2036	8,715,000	10,188,445
California Various Purposes (GO Revenue)	5.75	4-1-2029	1,600,000	1,854,960
California Various Purposes (GO Revenue)	5.75	4-1-2031	3,380,000	3,912,282
California Various Purposes (GO Revenue)	6.00	4-1-2038	23,465,000	27,361,129
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured)	5.00	8-1-2032	1,450,000	1,638,718
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured)	5.00	8-1-2033	880,000	993,098
Center California Unified School District CAB Series C (GO Revenue, National Insured) ¤	0.00	9-1-2021	5,000,000	4,346,550
Centinela Valley CA Union High School District Election of 2008 Series B (GO Revenue)	6.00	8-1-2036	2,500,000	3,071,125
Centinela Valley CA Union High School District Election of 2008 Series C (GO Revenue)	5.00	8-1-2035	2,000,000	2,273,440
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, National Insured)	6.45	2-1-2018	1,080,000	1,142,683
Cerritos CA Community College CAB Election of 2004 (GO Revenue) ¤	0.00	8-1-2029	1,750,000	1,055,180
Cerritos CA Community College CAB Election of 2004 (GO Revenue) ¤	0.00	8-1-2033	1,500,000	742,710
Chico CA PFA Redevelopment Project Area (Tax Revenue, National Insured)	5.13	4-1-2021	3,000,000	3,008,160
Coachella Valley CA Unified School Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	8-1-2030	2,875,000	3,363,578
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (GO Revenue, AGM Insured) ¤	0.00	8-1-2024	1,000,000	775,600
Compton CA Community College CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2035	3,445,000	1,344,515
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	1,140,000	1,221,886
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	155,000	154,306
Compton CA Tax and RAN (GO Revenue)	2.20	6-1-2016	4,000,000	4,001,800
Contra Costa County CA Community College District Election of 2006 (GO Revenue)	5.00	8-1-2038	3,250,000	3,681,373
Contra Costa County CA Home GNMA Mortgage-Backed Securities Program (Housing Revenue, GNMA Insured)	7.75	5-1-2022	180,000	216,122
Delano CA Union High School Election of 2010 Series B (GO Revenue, AGM Insured)	5.75	8-1-2035	4,510,000	5,324,551
Dinuba CA Redevelopment Agency Merged City Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2033	1,500,000	1,689,435
Duarte CA RDA CAB Sub-Merged Redevelopment Project (Tax Revenue) ¤	0.00	12-1-2016	955,000	912,197
El Dorado CA Irrigation District Revenue Refunding Bond Series A (Water & Sewer Revenue, AGM Insured)	5.25	3-1-2039	2,000,000	2,306,840
Elk Grove CA Financing Authority Special Tax Refunding Bond (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2038	1,500,000	1,668,540
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90	9-2-2021	1,750,000	1,753,658

3

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Escondido CA Union High School CAB Election of 2008 Series A (GO Revenue, AGM Insured) ¤	0.00%	8-1-2027	$8,385,000	$5,659,456
Florin CA Resource Conservation Refunding Second Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2032	2,000,000	2,242,740
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10-1-2017	1,295,000	1,327,168
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10-1-2027	4,785,000	4,901,132
Foothill-Eastern Corridor CA Transportation Agency Sub Series B-3 (Transportation Revenue) ø	5.50	1-15-2053	8,000,000	9,177,920
Fremont CA Community Facilities District #1 Refunding Bond (Tax Revenue)	5.00	9-1-2040	2,700,000	2,950,047
Fullerton CA Joint Union High School District Certificate of Participation (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2034	1,315,000	1,499,192
Fullerton CA Joint Union High School Project Certificate of Participation (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2035	1,385,000	1,568,983
Garden Grove CA Unified School District Election of 2010 Series C (GO Revenue)	5.25	8-1-2037	2,000,000	2,289,540
Gilroy CA Unified School District Election of 2008 Series A (GO Revenue, AGM Insured)	6.00	8-1-2027	1,000,000	1,187,960
Golden State Tobacco Securitization Corporation Series A (Tobacco Revenue)	5.00	6-1-2040	9,575,000	10,603,259
Hayward CA Unified School District Refunding Bond (GO Revenue)	5.00	8-1-2038	7,000,000	7,658,140
Imperial CA Irrigation District Electric Refunding System Series A (Utilities Revenue)	5.00	11-1-2040	3,715,000	4,181,641
Imperial CA Irrigation District Electric Refunding System Series A (Utilities Revenue)	5.00	11-1-2045	1,060,000	1,186,458
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates (Housing Revenue)	5.00	8-15-2030	1,000,000	1,116,320
Inland Valley CA Development Agency Series A (Tax Revenue)	5.25	9-1-2037	4,000,000	4,487,920
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	3,750,000	3,818,438
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District Number 15-2 (Miscellaneous Revenue)	5.00	9-2-2025	725,000	838,513
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District Number 15-2 (Miscellaneous Revenue)	5.00	9-2-2026	400,000	457,128
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District Number 15-2 (Miscellaneous Revenue)	5.00	9-2-2042	1,500,000	1,621,815
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2034	6,915,000	2,186,316
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2034	2,990,000	906,867
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2036	11,130,000	2,985,289
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2033	7,000,000	2,308,670
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2033	1,500,000	1,705,080
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2038	1,635,000	1,830,497
Lake Elsinore CA Unified School TRAN Series A (Miscellaneous Revenue)	2.00	6-30-2016	4,000,000	4,033,280
Lancaster CA RDA Tax Allocation Combined Redevelopment Project Areas (Tax Revenue)	6.50	8-1-2029	2,000,000	2,326,000
Lodi CA Unified School District School Facility Election of 2006 (GO Revenue, AGM Insured)	5.00	8-1-2030	2,000,000	2,128,240
Long Beach CA Bond Financing Authority (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2017	490,000	505,391
Long Beach CA Harbor Department Series D (GO Revenue)	5.00	5-15-2042	3,000,000	3,446,880
Long Beach CA Unified School District CAB Election of 2008 Series A (GO Revenue)	5.50	8-1-2026	1,530,000	1,777,003
Long Beach CA Unified School District CAB Election of 2008 Series B (GO Revenue) ¤	0.00	8-1-2035	2,000,000	879,180
Los Angeles CA Certificate of Participation Sonneblick del Rio Project (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2019	2,000,000	2,009,760
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2025	2,310,000	2,318,709

4

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00%	5-15-2024	$1,565,000	$1,607,130
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2025	3,425,000	3,514,769
Los Angeles CA Department of Water & Power System Series E (Utilities Revenue)	5.00	7-1-2044	12,475,000	14,136,046
Los Angeles CA Harbor Department (Airport Revenue)	7.60	10-1-2018	45,000	49,478
Los Angeles CA Public Works Financing Authority Series A (Miscellaneous Revenue)	5.00	12-1-2039	2,860,000	3,220,160
Lynwood CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2033	5,000	5,605
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	4,000,000	5,518,560
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,060,000	1,336,162
Merced CA Community College School Facilities Improvement Project District #1 (GO Revenue, National Insured)	5.00	8-1-2031	1,635,000	1,700,465
Merced CA Irrigation District Water & Hydroelectric System Series A (Water & Sewer Revenue, AGM Insured)	5.00	10-1-2038	4,000,000	4,586,280
Merced CA Union High School District CAB Series A (GO Revenue, National Insured) ¤	0.00	8-1-2018	2,135,000	2,055,236
Merced CA Union High School District CAB Series C (GO Revenue) ¤	0.00	8-1-2032	3,380,000	1,735,123
Merrill Lynch PFOTER Series PT-4211 (GO Revenue, Dexia Credit Local SPA) 144Aø	0.20	2-1-2025	12,925,000	12,925,000
Modesto CA Irrigation District Financing Authority Series A (Utilities Revenue)	5.00	10-1-2040	3,500,000	3,914,785
Montclair CA PFA Lease Revenue Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2035	2,400,000	2,705,592
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,100,000	2,326,485
Mount San Antonio CA Community College District CAB Election of 2008 Series A (GO Revenue) ¤	0.00	8-1-2024	1,610,000	1,278,453
Natomas CA Unified School District Series 1999 (GO Revenue, National Insured)	5.95	9-1-2021	1,000,000	1,095,900
Northern California Power Agency Public Power Prerefunded Bond (Utilities Revenue, Ambac Insured)	7.50	7-1-2023	50,000	61,681
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (GO Revenue, AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,220,160
Oakland CA Redevelopment Successor Refunding Subordinated Series TE (Tax Revenue, AGM Insured)	5.00	9-1-2035	2,545,000	2,853,479
Oakland CA Redevelopment Successor Refunding Subordinated Series TE (Tax Revenue, AGM Insured)	5.00	9-1-2036	5,330,000	5,957,128
Oakland CA Unified School District Election of 2012 Series A (GO Revenue)	5.00	8-1-2040	3,500,000	3,829,805
Oakland CA Unified School District Election of 2012 (GO Revenue)	5.50	8-1-2023	500,000	595,770
Oakland CA Unified School District Election of 2012 (GO Revenue)	6.63	8-1-2038	7,750,000	9,443,918
Oxnard CA School District Election of 2012 Series D (GO Revenue, AGM Insured)	5.00	8-1-2034	1,695,000	1,930,690
Pajaro Valley CA Unified School District Election of 2012 Series A (GO Revenue)	5.00	8-1-2038	1,700,000	1,896,809
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.00	7-1-2018	180,000	182,041
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.40	7-1-2023	500,000	505,745
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	1,443,796	1,533,456
Paramount CA Unified School District CAB Election of 2006 (GO Revenue) ¤	0.00	8-1-2033	2,500,000	1,158,350
Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue)	6.25	1-1-2018	560,000	593,818
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, National Insured)	5.50	5-1-2019	1,640,000	1,758,933
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12-1-2032	5,065,000	5,073,104
Pioneer CA Union Elementary School District Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	8-1-2029	1,635,000	1,713,791
Pomona CA Unified School District Series A (GO Revenue, National Insured)	6.55	8-1-2029	1,480,000	1,909,555
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A (GO Revenue) ¤	0.00	8-1-2024	1,800,000	1,413,216
Rancho Cucamonga CA Redevelopment Agency Rancho Redevelopment Project Area (Tax Revenue, AGM Insured)	5.00	9-1-2032	1,870,000	2,143,413

5

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Redwood City CA RDA CAB Redevelopment Project Area 2-A (Tax Revenue, Ambac Insured) ¤	0.00%	7-15-2030	$3,505,000	$1,903,566
Rialto CA Unified School District CAB Election of 2010 Series A (GO Revenue, AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,345,912
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	5,000,000	5,648,950
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	7,500,000	8,710,950
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2026	10,000,000	6,994,100
Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	6.00	5-1-2022	4,105,000	4,602,772
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2025	1,930,000	2,200,991
Sacramento CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.75	7-1-2024	2,000,000	2,236,480
Sacramento CA Certificate of Participation Animal Care & Youth Detention Program (Miscellaneous Revenue, Ambac Insured)	5.00	10-1-2025	1,085,000	1,163,196
Sacramento CA City Financing Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.40	11-1-2020	2,500,000	2,728,250
Sacramento CA City Financing Refunding Master Lease Program Facilities (Miscellaneous Revenue, Build America Mutual Assurance Company Insured) %%	5.00	12-1-2032	650,000	739,070
Sacramento CA City Financing Refunding Master Lease Program Facilities (Miscellaneous Revenue, Build America Mutual Assurance Company Insured) %%	5.00	12-1-2035	1,300,000	1,463,878
Sacramento CA City School Joint Refunding Bond Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2040	2,165,000	2,371,866
Sacramento CA Special Tax Refunding North Natomas Community Facilities (Tax Revenue)	5.00	9-1-2032	640,000	713,037
Sacramento CA Special Tax Refunding North Natomas Community Facilities (Tax Revenue)	5.00	9-1-2033	600,000	665,832
Sacramento CA Unified School District Election of 2012 Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	8-1-2033	1,000,000	1,144,030
Sacramento CA Unified School District Election of 2012 Series C (GO Revenue, AGM Insured)	5.00	8-1-2033	2,735,000	3,127,637
San Bernardino CA Community Election of 2008 Series D (GO Revenue) %%	5.00	8-1-2045	2,000,000	2,254,840
San Bernardino City CA Unified School District Election of 2012 Series C (GO Revenue, AGM Insured)	5.00	8-1-2040	8,000,000	8,941,520
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	6,000,000	6,935,280
San Bernardino County CA Certificate of Participation Medical Center Financing Project (Miscellaneous Revenue, National Insured)	5.00	8-1-2028	5,815,000	5,829,189
San Buenaventura CA Public Facilities Financing Authority Water Revenue Series B (Water & Sewer Revenue)	5.00	7-1-2042	4,000,000	4,511,600
San Diego CA Community College Election of 2002 (GO Revenue)	5.00	8-1-2031	4,000,000	4,679,560
San Diego CA PFFA Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2026	4,950,000	5,220,320
San Diego CA PFFA Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2032	3,825,000	4,012,387
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) ¤	0.00	9-1-2023	885,000	713,974
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	9-1-2020	1,060,000	1,062,184
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	5.00	9-1-2025	575,000	646,524
San Francisco CA City & County Certificate of Participation Multiple Capital Improvement Projects Series A (Miscellaneous Revenue)	5.20	4-1-2026	3,000,000	3,347,370
San Francisco CA City & County Redevelopment Agency Mission Bay North Redevelopment Project Series C (Tax Revenue)	4.50	8-1-2016	250,000	258,043
San Francisco CA City & County Redevelopment Agency Mission Bay South Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2043	2,500,000	2,725,225
San Francisco CA Municipal Transportation (Transportation Revenue)	5.00	3-1-2039	4,000,000	4,527,640
San Gorgonio CA Memorial Healthcare District (GO Revenue)	5.00	8-1-2032	1,750,000	1,954,995
San Gorgonio CA Memorial Healthcare District (GO Revenue)	5.50	8-1-2028	2,525,000	3,023,410
San Gorgonio CA Memorial Healthcare Election of 2006 Series B (GO Revenue)	5.63	8-1-2038	5,000,000	5,186,850
San Gorgonio CA Memorial Healthcare Election of 2006 Series C (GO Revenue)	7.10	8-1-2033	3,000,000	3,360,810

6

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

San Joaquin Delta CA Community College District Election of 2004 Series C (GO Revenue)	5.00%	8-1-2033	$3,195,000	$3,684,953
San Joaquin Delta CA Community College District Election of 2004 Series C (GO Revenue)	5.00	8-1-2034	3,315,000	3,806,714
San Jose CA Libraries & Parks Project (GO Revenue)	5.13	9-1-2031	2,040,000	2,048,303
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2025	1,845,000	1,968,025
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2026	950,000	1,011,199
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,112,866
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,488,597
San Marcos CA Unified School District Special Tax Community Facilities District #4 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2034	1,725,000	1,945,679
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2028	1,290,000	1,496,761
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2029	1,345,000	1,550,704
San Rafael City CA High School District CAB Election of 2002 Series B (GO Revenue, National Insured) ¤	0.00	8-1-2023	1,260,000	1,035,292
Sanger CA Unified School District Refunding Bond (GO Revenue, National Insured)	5.60	8-1-2023	2,000,000	2,209,040
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00	9-1-2022	2,000,000	2,358,220
Santa Ana CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2038	15,000,000	5,846,250
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	9-1-2029	2,100,000	2,458,554
Santa Rosa CA High School District (GO Revenue)	5.00	8-1-2024	1,005,000	1,194,834
Simi Valley CA Unified School District Capital Improvement Projects (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2022	1,970,000	2,185,026
Sonoma Valley CA Community RDA The Springs Redevelopment Project (Tax Revenue, AGM Insured)	6.50	8-1-2028	3,000,000	3,015,060
Sonoma Valley CA Unified School District CAB Election of 2010 Series A (GO Revenue) ¤	0.00	8-1-2027	1,020,000	663,734
South Pasadena CA Unified School District Series A (GO Revenue, FGIC Insured)	5.55	11-1-2020	585,000	654,843
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	1,000,000	1,169,860
Southwest Community California Finance Authority Riverside County (Miscellaneous Revenue)	6.38	5-1-2033	3,065,000	3,440,677
Stockton CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2038	1,025,000	1,149,220
Sutter Butte CA Flood Control Agency (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2040	3,545,000	3,974,619
Torrance CA Certificate of Participation (Miscellaneous Revenue)	5.25	6-1-2039	5,385,000	6,110,036
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, AGM Insured)	6.25	10-1-2033	1,000,000	1,135,880
Tulare CA PFFA Capital Facilities Project (Miscellaneous Revenue, AGM Insured)	5.25	4-1-2027	3,000,000	3,311,700
Tulare CA Sewer Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	11-15-2041	1,500,000	1,686,285
Turlock CA Irrigation District Revenue Refunding Bond Subordinated First Priority (Utilities Revenue)	5.50	1-1-2041	2,000,000	2,297,800
Union City CA Community RDA (Tax Revenue, AGM Insured)	5.25	10-1-2033	8,000,000	9,243,200
Union City CA Community RDA Series A (Tax Revenue, Ambac Insured)	5.38	10-1-2034	3,580,000	3,588,091
University of California General Revenue Bonds Series AI (Education Revenue)	5.00	5-15-2038	2,000,000	2,269,300
University of California Regents Medical Center Series J (Health Revenue)	5.00	5-15-2033	2,265,000	2,571,636
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	10,000,000	11,457,000

7

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage California Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Vacaville CA Unified School District (Miscellaneous Revenue, AGM Insured)	6.50%	12-1-2034	$1,260,000	$1,484,154
Vallejo CA Unified School District Refunding Bond Series A (GO Revenue, National Insured)	5.90	2-1-2017	1,000,000	1,064,370
Vallejo CA Water Revenue Refunding Bond (Water & Sewer Revenue)	5.25	5-1-2031	1,000,000	1,162,670
Ventura County CA PFA Series A (Miscellaneous Revenue)	5.00	11-1-2038	4,250,000	4,765,823
Walnut CA Energy Center Authority Series A (Utilities Revenue)	5.00	1-1-2034	3,115,000	3,562,922
Washington Township CA Healthcare District Election of 2004 Series B (GO Revenue)	5.50	8-1-2038	1,500,000	1,772,505
West Contra Costa CA Unified School District (GO Revenue, AGM Insured)	5.25	8-1-2024	1,350,000	1,605,393
West Contra Costa CA Unified School District CAB Election of 2005 Series B (GO Revenue)	6.00	8-1-2027	1,080,000	1,444,284
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (GO Revenue, AGM Insured) ¤	0.00	8-1-2021	6,000,000	5,271,420
Wiseburn CA School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2027	1,525,000	1,029,299
Yorba Linda CA RDA CAB Series A (Tax Revenue, National Insured) ¤	0.00	9-1-2019	2,010,000	1,748,318

				878,607,683

Guam : 0.30%

Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,099,440
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	1,500,000	1,675,725

				2,775,165

Illinois : 0.59%

Illinois (GO Revenue, AGM Insured)	5.00	2-1-2027	5,000,000	5,419,400

New York : 1.24%

New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.25	6-15-2032	5,000,000	5,000,000
New York NY Transitional Finance Authority Sub Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø	0.25	11-1-2022	6,500,000	6,500,000

				11,500,000

Texas : 0.87%

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.30	12-1-2039	6,500,000	6,500,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.30	12-1-2039	1,500,000	1,500,000

				8,000,000

Virgin Islands : 0.49%

Virgin Islands PFA Matching Fund Loan Note Senior Lien (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2029	4,000,000	4,572,680

Total Municipal Obligations (Cost $835,951,892)				910,874,928

Other : 0.27%

Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares ±144A§	0.49	7-1-2018	2,500,000	2,472,175

Total Other (Cost $2,500,000)				2,472,175

	Yield		Shares
Short-Term Investments : 1.46%

Investment Companies : 1.46%

Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class ##(l)(u)	0.01		13,495,260	13,495,260

8

Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Total Short-Term Investments (Cost $13,495,260)		$13,495,260

Total investments in securities (Cost $851,947,152)*	100.29%	926,842,363

Other assets and liabilities, net	(0.29)	(2,680,633)

Total net assets	100.00%	$924,161,730

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $852,041,713 and unrealized gains (losses) consists of:

Gross unrealized gains	$74,945,822
Gross unrealized losses	(145,172)

Net unrealized gains	$74,800,650

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LLC	Limited liability company
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
RAN	Revenue anticipation notes
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TRAN	Tax revenue anticipation notes

9

Wells Fargo Advantage California Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Municipal obligations	$0	$910,874,928	$0	$910,874,928

Other	0	2,472,175	0	2,472,175

Short-term investments

Investment companies	13,495,260	0	0	13,495,260

Total assets	$13,495,260	$913,347,103	$0	$926,842,363

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.28%

California : 94.98%

ABAG Financial Authority For Nonprofit Corporations Children’s Hospital (Health Revenue)	4.25%	12-1-2016	$1,305,000	$1,364,669
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2016	1,045,000	1,075,211
ABAG Financial Authority For Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2019	730,000	824,309
ABAG Financial Authority For Nonprofit Corporations O’Connor Woods (Health Revenue)	4.00	1-1-2019	955,000	1,034,618
ABAG Financial Authority For Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2019	500,000	572,805
Adelanto CA School District CAB Series B (GO Revenue, National Insured) ¤	0.00	9-1-2018	1,800,000	1,572,282
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,805,660
Alameda County CA Certificate of Participation (Miscellaneous Revenue, Ambac Insured)	5.63	12-1-2015	550,000	554,983
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,112,080
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,191,450
Albany CA Limited Obligation Improvement Bond Act of 1915 (Miscellaneous Revenue, Ambac Insured)	4.75	9-2-2019	1,305,000	1,326,272
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured) ±	0.00	8-1-2017	155,000	161,195
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured) ±	0.00	8-1-2018	475,000	514,720
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured) ±	0.00	8-1-2020	1,605,000	1,858,253
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2016	305,000	303,881
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	3,245,000	3,136,909
Anaheim CA PFA Refunding Bond Series A (Miscellaneous Revenue)	5.00	5-1-2017	1,250,000	1,335,938
Anaheim CA Redevelopment Agency Merged Project Area Series A (Tax Revenue, AGM Insured)	4.50	2-1-2018	875,000	942,078
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	280,000	281,168
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2019	420,000	480,215
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	550,000	649,924
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2023	725,000	874,517
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series B (Transportation Revenue) ±	1.50	4-1-2047	14,000,000	14,146,720
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	0.99	4-1-2045	5,000,000	5,011,200
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.88	4-1-2047	10,500,000	10,683,540
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series E (Transportation Revenue) ±	2.00	4-1-2034	5,000,000	5,071,200
Brentwood CA Infrastructure Financing Authority Sub Series A (Miscellaneous Revenue, AGM Insured)	4.00	9-2-2017	3,825,000	4,020,305
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	3.00	9-2-2017	995,000	1,020,910
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	3.00	9-2-2018	1,030,000	1,063,393
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	4.00	9-2-2021	1,135,000	1,222,713
California (GO Revenue) ±	4.00	12-1-2027	9,015,000	9,506,498
California (GO Revenue, Ambac Insured)	5.00	10-1-2016	10,000	10,041
California (GO Revenue)	5.00	10-1-2021	6,795,000	8,128,383
California (Miscellaneous Revenue)	5.00	9-1-2022	2,240,000	2,701,642
California (GO Revenue)	5.00	11-1-2022	2,500,000	3,022,825
California (GO Revenue)	5.00	9-1-2023	10,730,000	13,099,935
California (GO Revenue)	5.00	10-1-2023	8,400,000	10,267,236

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

California (GO Revenue)	5.25%	10-1-2022	$2,750,000	$3,366,028
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2016	370,000	375,565
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2017	380,000	391,031
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	4.00	6-1-2018	390,000	415,978
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2016	420,000	423,444
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.25	5-1-2017	435,000	443,583
California Department of Transportation Certificate of Participation Series A (Miscellaneous Revenue, National Insured)	5.25	3-1-2016	65,000	65,280
California Department of Veterans Affairs Home Purchase Series A (Housing Revenue)	3.50	12-1-2021	1,795,000	1,976,277
California DWR Central Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12-1-2017	6,595,000	7,229,967
California Economic Recovery Prerefunded Refunding Series A (Tax Revenue)	5.00	7-1-2018	2,950,000	3,290,076
California Economic Recovery Unrefunded Refunding Series A (Tax Revenue)	5.00	7-1-2018	850,000	947,988
California Health Facilities Financing Chinese Hospital Associates (Health Revenue)	5.00	6-1-2019	200,000	225,062
California Health Facilities Financing Fellowship Homes Incorporated (Health Revenue)	5.00	9-1-2019	1,135,000	1,241,293
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	65,000	67,388
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	380,000	390,602
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-2030	225,000	229,003
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-2047	65,000	66,778
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	3.75	8-1-2020	905,000	979,708
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.00	3-1-2019	700,000	789,278
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	4,000,000	4,675,000
California HFFA Memorial Health Services Series A (Health Revenue)	5.00	10-1-2023	2,475,000	2,947,700
California HFFA St. Joseph Health System Series B (Health Revenue) ±	5.00	7-1-2043	2,000,000	2,177,880
California HFFA St. Joseph Health System Series C (Health Revenue) ±	5.00	7-1-2034	5,000,000	5,990,650
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.00	8-1-2023	805,000	895,740
California Municipal Finance Authority Community Medical Centers Series A (Health Revenue)	5.00	2-1-2023	735,000	846,926
California Municipal Finance Authority Community Medical Centers Series A (Health Revenue)	5.00	2-1-2024	500,000	580,580
California Municipal Finance Authority Mobile Home Park Senior Affordable Housing Incorporated Projects Series A (Housing Revenue)	5.00	8-15-2019	515,000	579,694
California Municipal Finance Authority Northbay Healthcare Series A (Health Revenue) ±	2.12	11-1-2027	5,000,000	5,006,050
California Municipal Finance Authority Peppertree Senior Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,614,025
California Municipal Finance Authority Village Grove Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,057,950
California PCFA (Resource Recovery Revenue) ±	5.25	6-1-2023	3,245,000	3,448,981
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.20	8-1-2027	10,915,000	10,915,000
California Public Works Board Capital Project Series G (Miscellaneous Revenue)	5.00	11-1-2020	3,000,000	3,529,410
California Public Works Board Department of Corrections & Rehabilitation Series A (Miscellaneous Revenue)	6.50	9-1-2017	835,000	900,806
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	4.00	6-1-2018	1,625,000	1,761,451
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	5.00	10-1-2022	1,500,000	1,804,095
California Public Works Board Department of General Services Series A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2017	2,000,000	2,008,320
California Public Works Board Judicial Council Projects Series B (Miscellaneous Revenue)	5.00	10-1-2022	500,000	601,365

2

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.00%	12-1-2019	$1,000,000	$1,155,240
California Public Works Board Prerefunding Department General Service Series F (Miscellaneous Revenue) %%	5.00	5-1-2023	1,595,000	1,915,132
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.00	11-1-2020	1,250,000	1,470,588
California Refunding Bond (GO Revenue)	5.25	9-1-2022	4,000,000	4,889,080
California School Finance Authority Coastal Academy Project Series A (Education Revenue)	5.00	10-1-2022	375,000	411,131
California Series E (GO Revenue) ±	0.97	12-1-2029	5,000,000	5,079,700
California Statewide CDA Adventist Health Systems West Series A (Health Revenue)	5.00	3-1-2024	800,000	943,456
California Statewide CDA American Baptist Homes West (Housing Revenue)	4.25	10-1-2015	615,000	615,037
California Statewide CDA American Baptist Homes West Series B-3 (Health Revenue)	2.10	10-1-2019	2,930,000	2,930,586
California Statewide CDA California Baptist University Series A (Education Revenue)	5.13	11-1-2023	715,000	759,166
California Statewide CDA California Baptist University Series B (Education Revenue)	3.50	11-1-2018	975,000	986,954
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2015	1,000,000	1,003,910
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2016	1,000,000	1,030,130
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.48	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2021	500,000	578,325
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2022	395,000	460,215
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2023	500,000	585,115
California Statewide CDA Kaiser Permanente Series E (Health Revenue) ±	5.00	4-1-2044	4,000,000	4,273,680
California Statewide CDA Monterey Community Hospital (Health Revenue)	3.25	6-1-2016	415,000	422,636
California Statewide CDA Redwoods Project (Health Revenue)	3.00	11-15-2018	400,000	424,140
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2019	250,000	287,303
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2020	210,000	245,011
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2021	200,000	235,878
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2022	200,000	238,888
California Statewide CDA Refunding Episcopal (Health Revenue)	4.00	5-15-2017	450,000	472,275
California Statewide CDA School Facilities (Education Revenue)	5.88	7-1-2022	1,970,000	2,176,633
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series B (Health Revenue)	3.00	8-1-2021	5,200,000	5,278,208
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	2,000,000	2,006,220
California Statewide CDA St. Joseph Hospital (Health Revenue, AGM Insured)	4.50	7-1-2018	580,000	611,076
California Statewide CDA University of California Irvine East Campus Apartments Phase I (Housing Revenue)	5.00	5-15-2017	1,000,000	1,062,490
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-2016	380,000	390,412
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2016	400,000	405,344
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2017	400,000	413,416
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	5.00	4-1-2018	400,000	428,848
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2017	415,000	424,217
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2018	300,000	307,140
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2019	540,000	552,226
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2020	775,000	893,133

3

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00%	10-1-2021	$855,000	$997,828
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2022	600,000	707,520
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2020	2,295,000	2,651,574
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2021	2,425,000	2,834,728
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2022	2,550,000	3,015,477
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2023	1,735,000	2,062,499
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue, AGM Insured)	5.00	8-1-2024	1,770,000	2,120,885
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series B (Tax Revenue)	4.00	8-1-2017	435,000	460,217
Central California Unified School District Refunding (GO Revenue, AGM Insured)	4.00	7-1-2020	500,000	561,165
Central California Unified School District Refunding (GO Revenue, AGM Insured)	5.00	7-1-2021	400,000	475,308
Central California Unified School District Refunding (GO Revenue, AGM Insured)	5.00	7-1-2022	750,000	904,343
Centralia CA School District (GO Revenue, AGM Insured)	4.00	8-1-2018	375,000	406,080
Chino CA PFA Local Agency Series A (Tax Revenue, AGM Insured)	5.00	9-1-2022	1,830,000	2,136,287
Chino CA PFA Local Agency Series A (Tax Revenue, AGM Insured)	5.00	9-1-2024	660,000	779,968
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project (Miscellaneous Revenue)	5.00	10-1-2021	720,000	842,054
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2020	2,455,000	2,755,590
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2021	2,230,000	2,516,555
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2022	1,000,000	1,136,250
Colton CA PFA Series A (Utilities Revenue)	4.00	4-1-2019	415,000	455,570
Commerce CA RDA CAB Project #1 (Tax Revenue) ¤	0.00	8-1-2021	2,110,000	1,598,578
Compton CA Community (GO Revenue)	2.20	6-1-2016	5,000,000	5,002,250
Compton CA Community College District (GO Revenue)	5.00	7-1-2017	1,225,000	1,304,147
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	115,000	114,485
Compton CA Unified School District CAB Election of 2002 Series D (GO Revenue, Ambac Insured) ¤	0.00	6-1-2017	3,075,000	3,011,009
Contra Costa County CA Transportation Authority Series A (Tax Revenue) ±	0.50	3-1-2034	2,000,000	2,000,300
Corcoran CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured) ±	2.70	12-1-2039	4,500,000	4,509,900
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.50	9-1-2016	445,000	448,943
Cotati-Rohnert Park CA Unified School District Series B (GO Revenue, AGM Insured)	5.00	8-1-2020	2,275,000	2,647,372
Culver City CA Redevelopment Agency CAB Tax Allocation Series A (Tax Revenue) ¤	0.00	11-1-2019	2,575,000	2,309,260
Cypress CA Elementary School District (Miscellaneous Revenue)	2.00	5-1-2017	335,000	340,970
Cypress CA Elementary School District (Miscellaneous Revenue)	2.25	5-1-2018	455,000	467,563
Delano CA Certificate of Participation Delano Regional Medical Center (Health Revenue)	4.00	1-1-2017	1,305,000	1,349,279
Delano CA Financing Authority Police Station Project Series A (Miscellaneous Revenue)	4.00	12-1-2016	1,040,000	1,073,634
Desert Sands CA Unified School District COPS (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2024	1,500,000	1,783,950
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	9-1-2019	210,000	230,017
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	250,000	292,070
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	295,223
Dixon CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2021	1,210,000	1,435,012
Dixon CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2022	1,285,000	1,544,930
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2016	460,000	468,096

4

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50%	10-1-2017	$475,000	$486,942
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2018	485,000	499,904
El Cerrito CA Redevelopment Agency Tax Allocation Series A (Tax Revenue, National Insured)	5.00	7-1-2019	465,000	465,725
El Dorado CA Community Facilities District #19-1 (Tax Revenue)	4.00	9-1-2018	1,000,000	1,076,570
El Dorado CA Community Facilities District #92-1 (Tax Revenue)	4.00	9-1-2017	1,135,000	1,195,325
El Monte CA Union High School Refunding (GO Revenue) %%	5.00	6-1-2021	1,315,000	1,503,808
Encinitas CA Community Facilities District Ranch Public Improvements Project (Tax Revenue)	4.00	9-1-2017	1,180,000	1,246,481
Escondido CA Union High School District CAB (GO Revenue, National Insured) ¤	0.00	5-1-2016	3,335,000	3,322,727
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2020	1,000,000	1,164,480
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2021	3,170,000	3,732,104
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2022	2,395,000	2,849,930
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2023	1,025,000	1,225,767
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2019	1,000,000	1,122,420
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2020	1,000,000	1,139,850
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2021	1,250,000	1,439,975
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2022	1,250,000	1,452,575
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00	1-15-2053	8,750,000	9,257,413
Fowler CA Unified School District School Facilities Improvement District #1 (GO Revenue, National Insured)	5.20	7-1-2020	1,730,000	1,857,484
Fremont CA Community Facilities District (Tax Revenue)	5.00	9-1-2024	1,000,000	1,146,740
Fresno County CA Financing Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	3.00	8-1-2019	970,000	1,029,742
Fullerton CA Community Facilities District (Tax Revenue)	3.50	9-1-2017	565,000	589,685
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2018	610,000	655,256
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2019	665,000	725,202
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	4.00	9-1-2018	400,000	430,628
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	3.00	9-1-2017	450,000	466,331
Garden Grove CA CDA Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	770,000	869,138
Garden Grove CA CDA Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	3,015,000	3,611,488
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2019	125,000	144,626
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2020	140,000	164,808
Grossmont CA Deutsche Bank SPEAR/LIFER Trust Series DBE 649 (GO Revenue, National Insured, Deutsche Bank LIQ) 144Aø	0.22	6-1-2031	2,000,000	2,000,000
Hawthorne CA School District CAB Election of 2008 Series A (GO Revenue, AGM Insured) ¤	0.00	8-1-2016	155,000	153,484
Hawthorne CA School District CAB Election of 2008 Series A (GO Revenue, AGM Insured) ¤	0.00	8-1-2017	165,000	159,935
Hayward CA Unified School District Certificate of Participation (GO Revenue, AGM Insured)	5.00	8-1-2022	500,000	592,315
Hayward CA Unified School District Certificate of Participation (GO Revenue, AGM Insured)	5.00	8-1-2023	805,000	960,655
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2016	300,000	304,734
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	705,000	728,836
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2018	725,000	757,292
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2019	750,000	789,593
Hemet CA Unified School District Certificate of Participation (Miscellaneous Revenue) ±	0.67	10-1-2036	4,905,000	4,904,313

5

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Huntington Beach CA City School District Election of 2002 (GO Revenue)	4.00%	8-1-2019	$2,875,000	$3,195,304
Huntington Beach CA City School District Election of 2002 (GO Revenue)	4.00	8-1-2021	505,000	576,180
Huntington Beach CA City School District Election of 2002 (GO Revenue)	5.00	8-1-2020	3,150,000	3,701,124
Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2020	775,000	853,942
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-2016	265,000	273,673
Inglewood CA PFA (Miscellaneous Revenue)	5.00	8-1-2016	1,000,000	1,030,510
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.00	10-15-2015	1,500,000	1,502,835
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	3,000,000	3,054,750
Irvine CA Limited Obligation Improvement Bonds Reassessment District #12-1 (Miscellaneous Revenue)	4.00	9-2-2018	1,325,000	1,431,424
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2023	800,000	921,192
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2024	850,000	982,192
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2020	320,000	371,098
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2021	340,000	400,673
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2022	365,000	436,420
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2023	375,000	454,676
Jurupa CA PFA Series A (Tax Revenue)	5.00	9-1-2020	550,000	630,806
Keyes CA Unified School District CAB (GO Revenue, National Insured) ¤	0.00	8-1-2016	155,000	152,722
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2019	950,000	1,087,617
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2020	1,045,000	1,221,939
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2021	805,000	957,370
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2019	1,150,000	1,305,124
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2020	1,045,000	1,202,785
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2021	565,000	669,559
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2022	615,000	734,531
Lake Elsinore CA School Financing Authority (Tax Revenue)	3.00	9-1-2016	1,420,000	1,439,142
Lee Lake CA Public Financing Authority Senior Lien Series A (Tax Revenue)	4.00	9-1-2017	1,620,000	1,706,103
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2015	1,250,000	1,256,963
Los Alamitos CA Unified School BAN School Facilities Improvement (GO Revenue) ¤	0.00	9-1-2016	1,000,000	997,360
Los Angeles CA Convention & Exhibit Center Authority Series A (Miscellaneous Revenue)	5.00	8-15-2020	2,000,000	2,229,440
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	5.00	3-1-2022	3,000,000	3,558,630
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	5.00	5-1-2023	475,000	572,494
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2021	300,000	353,781
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2022	350,000	418,313
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2023	350,000	421,838
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B (Miscellaneous Revenue)	5.00	10-1-2025	1,875,000	2,199,713
Los Angeles CA Unified School District Certificate of Participation Multiple Properties Series A (Miscellaneous Revenue)	5.00	12-1-2015	1,750,000	1,764,525
Los Angeles CA Unified School District Election of 2004 Series F (GO Revenue, FGIC Insured)	5.00	7-1-2020	2,500,000	2,590,025
Los Angeles CA Unified School District Refunding Bond Series D (GO Revenue)	5.00	7-1-2023	6,180,000	7,570,006

6

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00%	12-1-2015	$1,835,000	$1,852,506
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2016	3,285,000	3,489,228
Los Angeles County CA Certificate of Participation CAB Disney Package Projects (Miscellaneous Revenue) ¤	0.00	3-1-2017	675,000	667,751
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	9-1-2019	615,000	626,949
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2017	7,880,000	8,506,696
Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, National Insured)	5.00	12-1-2016	1,715,000	1,729,149
Los Angeles County CA Public Works Financing Authority Master Project Series B (Miscellaneous Revenue, National Insured)	5.00	9-1-2018	400,000	417,408
Los Angeles County CA Public Works Multiple Capital Projects (Miscellaneous Revenue)	5.00	8-1-2020	500,000	584,535
Los Angeles County CA Redevelopment Refunding Authority Hollywood Redevelopment Project (Tax Revenue)	5.00	7-1-2019	1,780,000	2,033,792
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2018	2,570,000	2,853,702
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2019	2,545,000	2,888,295
Los Angeles County CA Regional Financing Authority MonteCedro Incorporated Project (Health Revenue)	3.00	11-15-2021	2,750,000	2,763,090
Los Angeles County CA Schools Regionalized Business Services Corporation Series A (Miscellaneous Revenue, AGM Insured)	3.00	9-1-2017	595,000	614,100
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2016	1,000,000	1,028,780
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2017	1,010,000	1,075,054
Los Banos CA Unified School District Refunding Bond (GO Revenue, AGM Insured)	5.00	8-1-2024	1,835,000	2,219,818
Lynwood CA Unified School District BAN Series A (GO Revenue)	5.00	8-1-2017	3,000,000	3,231,930
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.25	6-1-2018	1,115,000	1,181,309
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	1,085,000	1,127,109
Merced CA Union High School CAB Series A (GO Revenue, National Insured) ¤	0.00	8-1-2019	2,190,000	2,048,132
Merrill Lynch PFOTER Series PT-4211 (GO Revenue, Dexia Credit Local SPA) 144Aø	0.20	2-1-2025	7,790,000	7,790,000
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.00	9-1-2018	595,000	640,559
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.50	9-1-2019	605,000	671,211
Modesto CA Irrigation District Electric Refunding Bond Series A (Utilities Revenue)	5.00	7-1-2020	500,000	586,505
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2016	725,000	745,416
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2017	755,000	794,789
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2018	785,000	838,294
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2019	815,000	880,412
Montclair CA PFA Public Facilities Projects (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	500,000	530,280
Murrieta CA PFA (Tax Revenue)	5.00	9-1-2017	870,000	934,537
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2017	955,000	998,032
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2018	1,025,000	1,087,166
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2019	1,000,000	1,072,130
Newhall CA School District BAN School Facilities Improvement (GO Revenue) ¤	0.00	8-1-2017	9,000,000	8,896,590
Newhall CA School District CAB BAN (Miscellaneous Revenue) ¤	0.00	8-1-2018	14,680,000	14,316,083
North City CA West School Facilities Financing Authority Series C (Tax Revenue, Ambac Insured)	5.00	9-1-2018	1,125,000	1,240,538
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	280,000	304,738
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	350,000	384,332
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	610,000	656,622

7

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00%	6-1-2019	$625,000	$680,219
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	650,000	713,759
Oak Valley CA Hospital District Refunding (GO Revenue)	4.00	7-1-2020	500,000	549,410
Oak Valley CA Hospital District Refunding (GO Revenue)	5.00	7-1-2021	950,000	1,105,268
Oak Valley CA Hospital District Refunding (GO Revenue)	5.00	7-1-2022	750,000	879,818
Oak Valley CA Hospital District Refunding (GO Revenue)	5.00	7-1-2023	755,000	888,718
Oakland CA Joint Powers Financing Authority Series A1 (Miscellaneous Revenue, AGM Insured)	5.25	1-1-2017	1,885,000	1,994,952
Oakland CA Redevelopment Agency Refunding Sub Housing Set-Aside Series A (Tax Revenue, Ambac Insured)	5.00	9-1-2018	2,000,000	2,083,940
Oakland CA Successor Agency Refunding Sub Lien Central District Redevelopment Project (Tax Revenue)	4.00	9-1-2018	3,215,000	3,477,858
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO Revenue)	3.00	8-1-2016	540,000	550,303
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2016	3,425,000	3,547,307
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2017	2,250,000	2,406,038
Oakland CA Unified School District Alameda County Election of 2012 Series A (GO Revenue)	5.00	8-1-2022	750,000	863,783
Oakland CA Unified School District Alameda County Election of 2012 Series A (GO Revenue)	5.00	8-1-2024	600,000	697,866
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2018	200,000	222,976
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2019	1,085,000	1,240,415
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	3-1-2020	1,110,000	1,275,113
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2020	1,140,000	1,321,260
Orange Cove CA Irrigation District (Water & Sewer Revenue)	3.15	2-1-2019	660,000	661,406
Oxnard CA Financing Authority Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2021	735,000	854,981
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2018	2,275,000	2,479,090
Pacifica CA Certificate of Participation City of Pacifica Financing Authority (Miscellaneous Revenue, Ambac Insured)	4.50	1-1-2016	365,000	368,482
Palm Springs CA Financing Authority Convention Center Project Series A (Miscellaneous Revenue)	3.00	11-1-2017	1,280,000	1,328,998
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-2016	330,000	334,914
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	3.00	9-2-2018	415,000	432,430
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	4.00	9-2-2021	450,000	493,583
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	760,184	807,391
Palomar CA Palomar County CAB Election of 2006 Series B (GO Revenue) ¤	0.00	8-1-2016	250,000	249,330
Palomar CA Palomar County CAB Election of 2006 Series B (GO Revenue) ¤	0.00	8-1-2017	880,000	865,762
Palomar Pomerado CA Health System CAB (GO Revenue, National Insured) ¤	0.00	8-1-2017	2,000,000	1,960,460
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2016	635,000	637,661
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2017	670,000	669,424
Pioneers CA Memorial Healthcare District (GO Revenue)	4.00	10-1-2015	400,000	400,036
Pioneers CA Memorial Healthcare District (GO Revenue)	4.00	10-1-2017	810,000	848,240
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2021	1,885,000	2,214,687
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2022	1,305,000	1,552,885
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2023	780,000	934,900
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	580,000	634,561

8

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00%	8-1-2020	$600,000	$689,730
Pomona CA Public Financing Authority Unrefunded Balance Merfed Redevelopment (Tax Revenue, Ambac Insured)	5.25	2-1-2018	725,000	727,429
Pomona Valley CA Educational Joint Powers Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2016	805,000	827,806
Pomona Valley CA Educational Joint Powers Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2017	1,635,000	1,724,042
Poway CA Unified School District (Tax Revenue)	3.00	9-15-2017	625,000	646,713
Poway CA Unified School District (Tax Revenue)	3.00	9-15-2018	755,000	789,700
Poway CA Unified School District (Tax Revenue)	4.00	9-15-2020	335,000	368,644
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-2017	500,000	526,575
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-2018	450,000	483,386
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	300,000	332,043
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	185,000	205,500
Poway CA Unified School District PFA Series B (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2024	1,120,000	1,327,491
Poway CA Unified School District PFA Series B (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	775,000	926,210
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.50	9-1-2016	725,000	743,335
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00	8-1-2016	225,000	224,231
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00	8-1-2018	345,000	332,111
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00	8-1-2020	460,000	418,457
Riverside CA Community College District Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2020	535,000	490,429
Riverside CA PFA Local Measure A Certificate of Participation Riverside Pavement Rehabilitation Project (Tax Revenue, AGM Insured)	5.00	6-1-2023	845,000	992,495
Riverside CA Unified School District Financing Authority Superior Lien Series A (Miscellaneous Revenue)	4.00	9-1-2018	1,735,000	1,863,720
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2016	640,000	664,486
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2017	490,000	522,149
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2016	2,395,000	2,384,845
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2019	1,000,000	931,490
Riverside County CA PFA Indian Wells Refunding Project (Tax Revenue, AGM Insured)	5.00	9-1-2020	1,610,000	1,876,214
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, National Insured)	4.50	10-1-2015	130,000	130,014
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2018	810,000	868,369
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2020	795,000	875,351
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	5.00	5-1-2019	840,000	946,033
Robla CA School District Series B (GO Revenue, National Insured) ¤	0.00	8-1-2018	480,000	453,806
Romoland CA School District Community Facilities District #2004-1 (Tax Revenue)	4.00	9-1-2019	850,000	908,234
Romoland CA School District Community Facilities District #2004-1 (Tax Revenue)	4.00	9-1-2020	940,000	1,004,249
Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	4.00	9-1-2019	875,000	928,174
Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	5.00	9-1-2020	1,050,000	1,160,334

9

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	5.00%	9-1-2021	$500,000	$555,760
Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	5.00	9-1-2022	500,000	555,775
Sacramento CA City Financing Refunding Master Lease Program Facilities (Miscellaneous Revenue, Build America Mutual Assurance Company Insured) %%	5.00	12-1-2022	800,000	955,208
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	1,050,000	1,174,677
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	1,185,000	1,352,997
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2021	830,000	961,323
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2022	775,000	907,564
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2023	815,000	963,110
Sacramento CA Regional Transportation District Farebox Revenue (Transportation Revenue)	5.00	3-1-2019	500,000	560,080
Sacramento County CA Certificate Prerefunded Public Facilities Projects (Miscellaneous Revenue, Ambac Insured)	4.50	2-1-2016	155,000	157,258
Sacramento County CA Certificate Unrefunded Public Facilities Projects (Miscellaneous Revenue, Ambac Insured)	4.50	2-1-2016	285,000	288,611
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	1,000,000	1,155,880
San Bernardino County CA Certificate of Participation Justice Center Airport Improvements (Miscellaneous Revenue, National Insured)	5.00	7-1-2016	430,000	441,872
San Bernardino County CA Certificate of Participation Medical Centre Financing Project (Miscellaneous Revenue, National Insured)	5.50	8-1-2017	590,000	619,347
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	2,000,000	2,277,280
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-2021	2,585,000	3,093,108
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2016	415,000	429,853
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.00	2-15-2016	1,825,000	1,855,715
San Diego CA RDA CAB Tax Allocation Center Series A (Tax Revenue, AGM Insured) ¤	0.00	9-1-2018	635,000	608,178
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.00	9-1-2016	380,000	391,609
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	9-1-2017	345,000	367,325
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2016	400,000	406,652
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2017	205,000	210,572
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	4.00	8-1-2017	885,000	925,489
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	5.00	8-1-2018	500,000	546,910
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	5.00	8-1-2019	555,000	619,696
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2016	310,000	319,973
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2020	500,000	571,035
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2022	375,000	433,163
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.25	8-1-2018	2,000,000	2,021,280
San Gorgonio CA Memorial Healthcare Refunding (GO Revenue)	5.00	8-1-2021	275,000	318,530
San Gorgonio CA Memorial Healthcare Refunding (GO Revenue)	5.00	8-1-2022	500,000	585,480
San Gorgonio CA Memorial Healthcare Refunding (GO Revenue)	5.00	8-1-2023	1,000,000	1,178,240
San Joaquin Hills County CA Transportation Corridor Agency Series A (Transportation Revenue)	5.00	1-15-2017	1,000,000	1,054,050
San Jose CA Airport Series A (Airport Revenue, Ambac Insured)	5.50	3-1-2018	4,350,000	4,799,877

10

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

San Jose CA Airport Series A (Airport Revenue, AGM/Ambac Insured)	5.50%	3-1-2019	$5,220,000	$5,541,134
San Jose CA Convention Center Expansion & Renovation Project (Tax Revenue)	5.25	5-1-2023	1,465,000	1,702,857
San Jose CA Libraries & Parks Project (GO Revenue)	5.00	9-1-2017	715,000	717,917
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	4.36	8-1-2016	400,000	401,316
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	4.54	8-1-2018	1,035,000	1,038,550
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	8-1-2017	2,000,000	2,007,900
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	5.25	8-1-2019	1,125,000	1,129,635
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A-1 (Tax Revenue)	5.00	8-1-2022	800,000	900,744
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series D (Tax Revenue, Ambac Insured)	5.00	8-1-2021	2,635,000	2,816,683
San Jose CA Union Elementary School District Series B (GO Revenue)	3.00	9-1-2017	1,000,000	1,046,570
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	100,000	111,590
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	100,000	113,811
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2016	445,000	454,523
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2017	455,000	471,512
San Marcos CA PFA Series B (Tax Revenue)	4.00	9-1-2018	1,000,000	1,074,190
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	220,000	255,583
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	270,000	317,196
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	297,345
San Mateo County CA Transportation Authority Series A (Tax Revenue, National Insured) ¤	0.00	12-1-2018	270,000	255,625
San Mateo Foster City CA School District (GO Revenue)	5.00	8-15-2020	2,000,000	2,355,080
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2021	1,775,000	2,088,980
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2022	1,865,000	2,225,150
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2023	1,945,000	2,337,482
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25	9-1-2019	1,000,000	1,133,070
Santa Ana CA Unified School District CAB Election of 2008 Series A (GO Revenue) ¤	0.00	8-1-2020	1,815,000	1,658,220
Santa Clara County CA Financing Authority Capital Projects Series A (Miscellaneous Revenue)	4.00	2-1-2024	6,000,000	6,640,620
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2020	150,000	166,551
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2021	125,000	146,863
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2022	165,000	196,342
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2016	495,000	515,973
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2017	495,000	534,526
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	625,000	713,406
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	1,000,000	1,164,320

11

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Santa Fe Springs CA Community Development Commission Consolidated Redevelopment Project Series A (Tax Revenue, National Insured)	5.00%	9-1-2017	$750,000	$805,635
Signal Hill CA Redevelopment Project #1 (Tax Revenue)	4.13	10-1-2016	550,000	570,114
Simi Valley CA Unified School District Refunding and Capital Improvement Project (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2017	380,000	399,768
Solana Beach CA School District Special Tax PFA (Tax Revenue)	3.00	9-1-2016	450,000	459,491
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2018	330,000	354,483
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2019	735,000	801,540
South Monterey County CA Joint Union High School District (GO Revenue)	3.00	8-1-2016	1,345,000	1,371,913
South Monterey County CA Joint Union High School District (GO Revenue)	3.00	8-1-2017	1,485,000	1,538,920
South San Francisco CA Unified School District BAN Series D (GO Revenue) ¤	0.00	5-15-2017	3,000,000	2,962,230
South Western CA Community College District Refunding Bond (GO Revenue)	5.00	8-1-2020	1,250,000	1,467,413
South Western CA Community College District Refunding Bond (GO Revenue)	5.00	8-1-2021	2,710,000	3,221,269
Southern CA Mono Healthcare District (GO Revenue)	3.00	8-1-2016	615,000	624,440
Southern CA Mono Healthcare District (GO Revenue)	3.00	8-1-2017	300,000	307,665
Southern CA Mono Healthcare District (GO Revenue)	4.00	8-1-2019	845,000	904,818
Southern California Public Power Authority Hydroelectric Power Project Series A (Utilities Revenue, AGM Insured)	5.25	10-1-2015	500,000	500,070
Stanislaus County Schools CA Infrastructure Financing Agency (Tax Revenue, AGM Insured)	5.00	9-1-2021	1,300,000	1,527,500
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2017	400,000	424,228
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2018	410,000	443,099
Successor Agency to the Morgan Hill CA Redevelopment Agency Series A (Tax Revenue)	5.00	9-1-2021	1,055,000	1,250,027
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2017	460,000	480,709
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	400,000	437,056
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	580,000	650,186
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2018	750,000	801,053
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	550,000	600,952
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	850,000	952,859
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	600,000	672,606
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.50	9-1-2025	160,000	181,333
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	310,000	361,414
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	300,000	353,424
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2023	265,000	312,671
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	150,000	176,012

12

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00%	10-1-2020	$405,000	$466,734
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2022	445,000	522,225
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2023	470,000	556,428
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2020	365,000	420,637
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2022	240,000	281,650
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2023	460,000	544,589
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2020	600,000	690,594
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2021	600,000	699,510
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2022	1,050,000	1,236,984
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2016	150,000	153,210
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2017	300,000	310,887
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2018	555,000	581,657
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2019	595,000	626,351
Sulphur Springs CA Union School CAB Anticipation Notes Series A (Miscellaneous Revenue) ¤	0.00	1-1-2018	2,750,000	2,700,363
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2023	1,280,000	1,532,851
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2024	715,000	864,707
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2025	1,575,000	1,912,633
Sweetwater CA Union High School District Public Financing Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2018	2,500,000	2,783,625
Sweetwater CA Union High School District Public Financing Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	1,000,000	1,141,450
Sweetwater CA Union High School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	620,000	733,999
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2016	380,000	388,132
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2017	395,000	409,335
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2018	405,000	424,452
Temecula CA PFA Wolf Creek Community Facilities District #3-3 (Tax Revenue)	3.00	9-1-2018	870,000	895,691
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2016	1,185,000	1,209,553
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2017	1,250,000	1,292,788
Tender Option Bond Trust Receipts for Semitropic CA Improvement District Water Storage Series A (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.27	6-1-2017	9,595,000	9,595,000
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, National Insured)	5.45	9-1-2018	845,000	847,712
Twin Rivers CA Unified School District Facility Bridge Funding Program (Miscellaneous Revenue, AGM Insured) ±	3.20	6-1-2027	4,150,000	4,155,022
Twin Rivers CA Unified School District Series A (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	385,000	426,869
Twin Rivers CA Unified School District Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	510,000	596,226
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.00	12-1-2015	210,000	211,264

13

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.38%	12-1-2016	$475,000	$495,088
University of California Series AK (Education Revenue) ±	5.00	5-15-2048	10,000,000	12,211,100
Upland CA Successor Agency Merged Project Tax Allocation (Tax Revenue, AGM Insured)	5.00	9-1-2023	1,000,000	1,188,060
Vacaville CA Unified School District Series C (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2022	675,000	807,503
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	350,000	386,677
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	375,000	416,554
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	665,000	784,168
Val Verde CA Unified School District BAN (GO Revenue)	3.00	8-1-2018	5,000,000	5,116,750
Vallejo CA Refunding Bond Series 2006 (Water & Sewer Revenue, National Insured)	5.00	5-1-2019	790,000	808,336
Vallejo CA Refunding Bond Series 2006 (Water & Sewer Revenue, National Insured)	5.00	5-1-2021	1,500,000	1,531,695
Vallejo CA Unified School District Series A (GO Revenue, National Insured)	5.60	2-1-2016	1,080,000	1,098,058
Vallejo CA Unified School District Series A (GO Revenue, National Insured)	5.90	2-1-2018	2,065,000	2,275,837
Ventura County CA Public Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2019	375,000	432,345
Ventura County CA Public Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2020	250,000	293,198
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2020	250,000	278,988
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2021	250,000	279,903
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2022	335,000	400,362
Walnut CA Energy Center Authority Refunding Series A (Utilities Revenue)	5.00	1-1-2021	500,000	586,410
Walnut CA Improvement Agency Refunding Walnut Improvement Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	3-1-2017	850,000	886,389
Washington Township CA Health Care District (Health Revenue)	5.00	7-1-2018	1,340,000	1,345,146
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2017	1,125,000	1,199,925
West Contra Costa CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2016	1,055,000	1,097,358
West Covina CA Unified School District (GO Revenue, AGM Insured)	4.00	8-1-2017	325,000	345,072
West Covina CA Unified School District (GO Revenue, AGM Insured)	4.00	8-1-2018	575,000	625,301
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2016	265,000	269,452
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2017	270,000	277,646
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	9-1-2018	275,000	286,077
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	9-1-2019	285,000	300,436
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	9-1-2020	290,000	336,110
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2016	560,000	576,727
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2017	570,000	600,296
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2019	1,830,000	1,995,670
Windsor CA Redevelopment Successor Agency Windsor Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	3.00	9-1-2017	615,000	639,674

				743,391,179

Colorado : 0.18%

Colorado Springs CO Utilities System Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.15	11-1-2036	1,425,000	1,425,000

Guam : 0.24%

Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,640,000	1,874,536

14

Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Indiana : 0.38%

JPMorgan Chase PUTTER/DRIVER Trust Series 3888 Indianapolis IN Industry Local Public Improvement (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.30%	2-1-2019	$3,000,000	$3,000,000

New York : 0.66%

New York NY Transitional Finance Authority Sub Series 2A (Tax Revenue, Dexia Credit Local LIQ) ±	0.25	11-1-2022	5,130,000	5,130,000

Puerto Rico : 1.14%

Puerto Rico HFA Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2016	1,815,000	1,843,496
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2016	2,440,000	2,532,378
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2017	2,045,000	2,182,649
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	1,250,000	1,367,538
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue)	5.00	12-1-2019	1,000,000	1,039,430

				8,965,491

Texas : 0.64%

Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.30	12-1-2039	5,000,000	5,000,000

Wisconsin : 0.06%

Wisconsin PFA Senior Living 50 Rose Villa Project Series B-3 (Health Revenue)	3.75	11-15-2019	500,000	500,960

Total Municipal Obligations (Cost $748,347,239)				769,287,166

Other : 0.32%

Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares 144A §±	0.49	7-1-2018	2,500,000	2,472,175

Total Other (Cost $2,500,000)				2,472,175

	Yield		Shares
Short-Term Investments : 1.18%

Investment Companies : 1.18%

Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u)##	0.01		9,220,621	9,220,621

Total Short-Term Investments (Cost $9,220,621)				9,220,621

Total investments in securities (Cost $760,067,860)*	99.78%	780,979,962

Other assets and liabilities, net	0.22	1,727,779

Total net assets	100.00%	$782,707,741

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

15

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund

§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $760,068,433 and unrealized gains (losses) consists of:

Gross unrealized gains	$21,299,592
Gross unrealized losses	(388,063)

Net unrealized gains	$20,911,529

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
DRIVER	Derivative inverse tax-exempt receipts
DWR	Department of Water Resources
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
PUTTER	Puttable tax-exempt receipts
RDA	Redevelopment Authority
RDFA	Redevelopment Finance Authority
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts

16

Wells Fargo Advantage California Limited-Term Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Municipal obligations	$0	$769,287,166	$0	$769,287,166

Other	0	2,472,175	0	2,472,175

Short-term investments

Investment companies	9,220,621	0	0	9,220,621

Total assets	$9,220,621	$771,759,341	$0	$780,979,962

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.92%

Alabama : 0.30%

Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12-1-2017	$2,640,000	$2,886,259
Jefferson County AL Warrants Series A (GO Revenue)	4.90	4-1-2021	3,910,000	4,173,690

				7,059,949

Alaska : 0.15%

Alaska Railroad Corporation Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2020	3,245,000	3,502,783

Arizona : 1.36%

Arizona Refunding Certificate of Participation (Miscellaneous Revenue)	5.00	9-1-2027	3,040,000	3,606,990
Arizona Sports & Tourism Authority Series A (Tax Revenue)	4.00	7-1-2020	1,365,000	1,484,301
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2021	795,000	909,583
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2022	1,000,000	1,153,440
Greater Arizona Development Authority Infrastructure Pinal County Road Project Series 1 (Miscellaneous Revenue, National Insured)	4.50	8-1-2023	2,755,000	2,849,524
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue) ±	4.50	7-1-2024	1,575,000	1,831,867
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue) ±	4.50	7-1-2025	1,270,000	1,467,828
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	5.00	7-1-2027	420,000	492,282
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	5.50	7-1-2029	960,000	1,159,536
Phoenix AZ Civic Improvement Corporation Series A (Airport Revenue)	5.00	7-1-2029	5,000,000	5,656,150
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.00	7-1-2021	775,000	773,078
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	5,000,000	4,922,200
Pinal County AZ Electrical District # 4 (Utilities Revenue)	4.75	12-1-2015	315,000	317,473
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2027	450,000	527,702
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2028	700,000	814,359
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2034	3,680,000	4,169,992

				32,136,305

California : 10.46%

Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	5,570,000	5,335,057
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	2,500,000	2,813,450
Bay Area CA Toll Authority Toll Bridge Revenue Series A (Transportation Revenue) ±	1.27	4-1-2036	20,000,000	19,869,800
California (GO Revenue)	5.25	3-1-2024	5,000,000	5,847,850
California (GO Revenue)	5.25	3-1-2030	1,440,000	1,668,715
California (GO Revenue)	6.00	3-1-2033	2,510,000	3,025,830
California Municipal Finance Authority (Utilities Revenue)	5.00	10-1-2025	1,500,000	1,859,295
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.20	8-1-2027	10,000,000	10,000,000
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	2,285,000	2,483,407
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	2,750,000	3,228,610
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	14,635,270
California Public Works Board Regents University of California Series L (Education Revenue, National Insured)	5.25	11-1-2028	1,890,000	1,898,373
California Public Works Board Various Judicial Council Project Series D (Miscellaneous Revenue)	5.25	12-1-2026	1,000,000	1,209,780
California Statewide CDA Series A (Education Revenue)	6.90	8-1-2031	1,915,000	2,191,526
California Statewide CDA Series C (Health Revenue)	5.25	8-15-2031	3,000,000	3,451,620

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

California Various Purposes (GO Revenue)	6.00%	4-1-2038	$8,055,000	$9,392,452
Cerritos CA Community College District Series D (GO Revenue) ¤	0.00	8-1-2025	1,800,000	1,349,190
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2029	1,565,000	848,934
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2031	2,400,000	1,160,760
El Monte CA Union High School District (GO Revenue) %%	5.00	6-1-2019	2,145,000	2,377,239
El Monte CA Union High School District (GO Revenue) %%	5.00	6-1-2020	2,000,000	2,258,060
Emery CA Unified School District Election of 2010 Series A (GO Revenue, AGM Insured)	6.25	8-1-2031	4,500,000	5,532,390
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Tobacco Revenue, AGM Insured) ¤	0.00	6-1-2026	7,500,000	5,447,700
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	2,000,000	2,759,280
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	7.00	11-1-2034	3,000,000	4,138,920
Merrill Lynch PFOTER Series PT-4211 (GO Revenue, Dexia Credit Local SPA) 144Aø	0.20	2-1-2025	6,135,000	6,135,000
New Haven CA Unified School District CAB Project (GO Revenue, AGM Insured) ¤	0.00	8-1-2033	5,590,000	2,777,559
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.91	7-1-2027	10,000,000	9,195,900
Northern California Power Agency Series A (Utilities Revenue)	5.25	8-1-2023	5,150,000	5,814,659
Northern Humboldt CA High School District Election of 2010 Series A (GO Revenue)	6.50	8-1-2034	1,145,000	1,439,666
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO Revenue)	6.50	8-1-2020	1,730,000	2,030,034
Oakland CA Unified School District Alameda County Election of 2009 Series A (GO Revenue)	6.25	8-1-2019	1,285,000	1,492,014
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	6.25	8-1-2028	2,000,000	2,419,160
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	6.25	8-1-2030	2,000,000	2,396,740
Oxnard CA School District Series A (GO Revenue, National Insured)	5.75	8-1-2030	1,825,000	2,233,417
Pasadena CA PFA Rose Bowl Renovation Series A (Miscellaneous Revenue)	5.00	3-1-2021	1,655,000	1,929,995
Patterson CA Unified School District CAB Election of 2008 Project Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,416,960
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2023	3,045,000	3,651,381
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2024	3,000,000	3,603,960
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	2,700,000	3,135,942
Rio Hondo CA Community College District (GO Revenue) ¤	0.00	8-1-2030	2,315,000	1,330,153
Sacramento CA Airport Systems (Airport Revenue)	5.00	7-1-2025	2,000,000	2,279,960
Sacramento CA Municipal Utility District Series B (Utilities Revenue)	5.00	8-15-2030	1,075,000	1,263,480
San Diego CA Community College District Election of 2012 (GO Revenue)	5.00	8-1-2032	3,095,000	3,611,277
San Diego CA PFFA Capital Improvement Projects Series B (Miscellaneous Revenue)	5.00	10-15-2027	500,000	584,480
San Diego CA PFFA Capital Improvement Projects Series B (Miscellaneous Revenue)	5.00	10-15-2028	1,000,000	1,156,960
San Diego CA Unified School District Election of 1998 Series E-2 (GO Revenue, AGM Insured)	5.50	7-1-2027	5,000,000	6,477,850
San Gorgonio CA Memorial Healthcare District (GO Revenue)	7.00	8-1-2029	2,000,000	2,236,880
San Jose CA Libraries & Parks Project (GO Revenue)	5.13	9-1-2031	6,110,000	6,134,868
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue)	5.50	8-1-2030	1,355,000	1,510,256
Santa Ana CA Financing Authority Police Administration and Holding Facilities Prerefunded Balance (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	591,970
Santa Ana CA Financing Authority Police Administration and Holding Facilities Unrefunded Balance (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	580,770
Southern California Public Power Authority Milford Wind Corridor Project # 1 (Utilities Revenue)	5.00	7-1-2024	5,000,000	5,765,150
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	3,280,000	3,837,141
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	7-1-2024	2,000,000	2,273,680

2

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Sylvan CA Unified School District CAB Election of 2006 (GO Revenue, AGM Insured) ¤	0.00%	8-1-2031	$2,590,000	$1,338,926
Sylvan CA Unified School District CAB Election of 2006 (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,381,576
Tustin CA Unified School District #88-1 Election of 2008 Series B (GO Revenue)	6.00	8-1-2036	1,500,000	1,842,135
University of California Limited Project Series G (Education Revenue)	5.00	5-15-2037	10,390,000	11,810,209
University of California Medical Center Series J (Health Revenue)	5.25	5-15-2030	15,000,000	17,574,450
University of California Prerefunded Series Q (Education Revenue)	5.25	5-15-2024	2,090,000	2,272,227
University of California Unrefunded Series Q (Education Revenue)	5.25	5-15-2024	65,000	70,448
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2016	300,000	309,387
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2018	445,000	487,342
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2019	905,000	1,012,062
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2020	1,300,000	1,374,672
Washington Township CA Health Care District Series A (Health Revenue)	5.13	7-1-2017	260,000	277,878
West Contra Costa CA University (GO Revenue, AGM Insured) ¤	0.00	8-1-2026	4,620,000	3,209,283

				247,051,365

Colorado : 0.98%

Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	570,000	595,285
Colorado Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	5,000,000	5,778,500
Colorado Springs CO Utilities System Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.15	11-1-2036	16,610,000	16,610,000
North Range CO Metropolitan District # 1 (GO Revenue, ACA Insured)	5.00	12-15-2015	250,000	250,898

				23,234,683

Connecticut : 1.67%

Connecticut Health & HEFAR Yale University Issue Series A (Education Revenue) ±	1.38	7-1-2035	10,000,000	10,109,600
Connecticut Series A (Miscellaneous Revenue) ±	0.87	3-1-2022	3,000,000	2,953,650
Connecticut Series A (Miscellaneous Revenue) ±	0.92	3-1-2023	3,000,000	2,937,540
Connecticut Series A (Miscellaneous Revenue) ±	0.97	3-1-2024	5,500,000	5,301,670
Connecticut Series A (Miscellaneous Revenue) ±	1.12	4-15-2019	2,300,000	2,318,676
Connecticut Series A (Miscellaneous Revenue) ±	1.27	4-15-2020	3,300,000	3,346,101
Hamden CT (GO Revenue)	4.00	8-15-2020	1,235,000	1,338,444
Hamden CT (GO Revenue)	4.00	8-15-2021	1,235,000	1,341,642
Hamden CT (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-15-2022	300,000	335,427
Hamden CT (GO Revenue, AGM Insured)	5.00	8-15-2021	1,000,000	1,162,830
Hamden CT (GO Revenue, AGM Insured)	5.00	8-15-2022	1,000,000	1,174,020
Hamden CT (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-15-2025	300,000	347,592
Hamden CT (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-15-2026	500,000	574,885
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	4-1-2022	3,010,000	3,473,269
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2026	1,000,000	1,178,190
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2028	1,265,000	1,459,000

				39,352,536

Delaware : 0.08%

Delaware EDA Odyssey Charter School Project Series B (Education Revenue) 144A	6.75	9-1-2035	2,000,000	1,980,420

District of Columbia : 1.08%

District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2023	1,000,000	1,181,100

3

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
District of Columbia (continued)

District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00%	12-1-2025	$3,520,000	$4,143,674
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.25	12-1-2025	2,630,000	3,055,297
District of Columbia Howard University Series A (Education Revenue)	5.75	10-1-2026	2,510,000	2,617,955
District of Columbia Medical Association of Colleges Series B (Miscellaneous Revenue)	5.00	10-1-2024	3,095,000	3,527,960
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.26	11-1-2042	11,000,000	11,000,000

				25,525,986

Florida : 5.78%

Boynton Beach FL Utilities Systems (Water & Sewer Revenue, National Insured)	5.50	11-1-2016	1,500,000	1,575,555
Broward County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	7-1-2024	5,000,000	6,005,350
Cityplace Florida Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2021	2,945,000	3,264,533
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2022	2,205,000	2,626,287
Duval County FL School Board Certificate of Participation Series B (Miscellaneous Revenue)	5.00	7-1-2028	2,500,000	2,928,050
Duval County FL School Board Certificate of Participation Series B (Miscellaneous Revenue)	5.00	7-1-2029	5,000,000	5,807,750
Florida Department of Transportation Turnpike System Series A (Transportation Revenue)	5.00	7-1-2023	3,910,000	4,736,027
Florida Department of Transportation Turnpike System Series A (Transportation Revenue)	5.00	7-1-2025	4,950,000	6,113,993
Florida Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	5.00	9-15-2020	2,040,000	2,136,492
Florida HEFAR (Education Revenue)	4.00	4-1-2021	1,000,000	1,083,660
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue)	5.00	10-1-2025	1,250,000	1,455,550
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2017	1,665,000	1,799,832
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2016	1,000,000	1,034,350
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	1,000,000	1,061,180
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.10	12-1-2020	3,000,000	3,119,310
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.20	12-1-2020	3,290,000	3,513,259
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured)	4.75	12-1-2015	125,000	125,375
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,000,000	1,023,100
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2019	3,440,000	3,797,554
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2020	3,600,000	4,000,032
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	4-1-2021	2,485,000	2,754,101
Miami-Dade County FL School Board Certificate of Participation Series 5 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.45	5-1-2037	25,000,000	25,000,000
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,498,930
Miami-Dade County FL School Board Certificate of Participation Series D (Miscellaneous Revenue)	5.00	11-1-2027	6,600,000	7,672,236
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2023	700,000	826,938
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10-1-2024	2,950,000	3,310,313
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue)	5.25	10-1-2022	3,000,000	3,388,590
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	5.00	10-1-2015	930,000	930,102
Orange County FL IDA Various Central Florida Kidney Centers (Industrial Development Revenue, SunTrust Bank LOC) ø	0.26	12-1-2020	3,250,000	3,250,000
Orange County FL School Board Certificates Partner Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2016	1,000,000	1,038,770

4

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)

Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.28%	8-1-2029	$10,000,000	$10,000,000
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, Ambac Insured) ±	5.35	3-15-2042	5,260,000	5,806,619
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	2,500,000	2,642,500
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2016	1,015,000	1,054,006
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2017	900,000	961,821
Tampa FL Sports Authority Stadium Project (Tax Revenue)	5.00	1-1-2025	3,395,000	4,183,591
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A (Education Revenue)	5.00	7-1-2022	1,730,000	2,030,639
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A (Education Revenue)	5.00	7-1-2023	815,000	962,189

				136,518,584

Georgia : 0.57%

Georgia Municipal Electric Authority Power Revenue Unrefunded Balance (Utilities Revenue, National Insured)	6.50	1-1-2017	20,000	20,671
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2017	2,500,000	2,712,100
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2019	5,000,000	5,722,400
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	1,000,000	1,172,380
Private Colleges & Universities Authority of Georgia Series A (Education Revenue)	5.00	10-1-2021	3,330,000	3,855,707

				13,483,258

Guam : 0.50%

Guam Education Financing Foundation Certificate of Participation Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2015	1,000,000	1,000,110
Guam Education Financing Foundation Certificate of Participation Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2017	2,195,000	2,264,384
Guam Government Business Privilege Tax Bond Series A (Tax Revenue)	5.00	1-1-2020	1,215,000	1,369,742
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2028	1,000,000	1,116,860
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2020	350,000	399,445
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	2,500,000	2,792,875
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2022	1,000,000	1,162,830
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2023	1,500,000	1,728,045

				11,834,291

Illinois : 18.79%

Bolingbrook Will & DuPage Counties IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2023	650,000	752,954
Champaign & Coles Counties IL Community College District # 505 Series A (GO Revenue)	4.00	12-1-2018	1,015,000	1,102,828
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	1,000,000	739,540
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2022	20,000,000	14,023,400
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2025	3,380,000	1,975,948
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2026	4,030,000	2,188,089
Chicago IL Board of Education School Reform Series A (GO Revenue, National/FGIC Insured)	5.25	12-1-2023	5,125,000	5,374,280
Chicago IL Board of Education Series A3 (GO Revenue) ±	0.85	3-1-2036	10,000,000	8,878,900
Chicago IL Board of Education Series B (GO Revenue, Ambac Insured)	5.00	12-1-2021	7,760,000	7,785,763
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2021	2,500,000	2,403,575
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2029	3,000,000	2,689,650

5

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Chicago IL Board of Education Series C (GO Revenue)	5.25%	12-1-2025	$5,000,000	$4,681,000
Chicago IL Board of Education Series F (GO Revenue)	5.00	12-1-2020	2,375,000	2,308,500
Chicago IL CAB Series A (GO Revenue, National Insured)	5.44	1-1-2018	1,725,000	1,761,191
Chicago IL CAB Series A (GO Revenue, National Insured)	5.65	1-1-2028	555,000	567,848
Chicago IL Metropolitan Reclamation Series B (GO Revenue)	5.00	12-1-2025	2,500,000	2,867,750
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.00	1-1-2033	1,000,000	1,062,540
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2030	2,610,000	2,942,671
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2031	3,335,000	3,750,875
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	8,755,000	9,883,870
Chicago IL O’Hare International Airport Third Lien Series A (Airport Revenue, AGC/National Insured)	5.25	1-1-2026	1,645,000	1,663,342
Chicago IL O’Hare International Airport Third Lien Series C (Airport Revenue, AGM Insured)	5.25	1-1-2025	4,075,000	4,639,021
Chicago IL O’Hare International Airport Third Lien Series F (Airport Revenue)	4.25	1-1-2021	735,000	804,913
Chicago IL Park District Series A (GO Revenue)	5.00	1-1-2036	2,000,000	2,081,480
Chicago IL Park District Series B (GO Revenue)	5.00	1-1-2021	3,765,000	4,199,970
Chicago IL Park District Series C (GO Revenue)	5.00	1-1-2022	1,340,000	1,498,187
Chicago IL Public Building Commission School Reform (Miscellaneous Revenue, National Insured)	5.25	12-1-2017	3,555,000	3,716,895
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2025	615,000	636,845
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2026	5,140,000	5,456,316
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2027	3,000,000	3,151,710
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2030	2,075,000	2,133,681
Chicago IL Series A (GO Revenue)	5.00	1-1-2027	1,000,000	986,390
Chicago IL Series A (GO Revenue, Ambac Insured)	5.00	1-1-2019	2,500,000	2,544,525
Chicago IL Series A (GO Revenue)	5.00	1-1-2025	750,000	751,448
Chicago IL Series A (GO Revenue)	5.25	1-1-2022	3,820,000	3,867,368
Chicago IL Series A (GO Revenue)	5.25	1-1-2023	4,475,000	4,520,958
Chicago IL Series A (GO Revenue)	5.25	1-1-2028	1,750,000	1,743,595
Chicago IL Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	5,750,000	5,828,718
Chicago IL Series B (GO Revenue, AGM Insured)	5.00	1-1-2024	1,300,000	1,313,754
Chicago IL Series C (GO Revenue)	4.00	1-1-2020	1,505,000	1,463,041
Chicago IL Series C (GO Revenue)	5.00	1-1-2024	3,695,000	3,707,896
Chicago IL Series G (GO Revenue, Ambac Insured)	5.00	12-1-2024	16,865,000	16,972,430
Chicago IL Series J (GO Revenue, Ambac Insured)	5.00	12-1-2023	365,000	368,154
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGM Insured)	5.25	6-1-2022	500,000	533,640
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5309-A (Transportation Revenue, AGM Insured)	6.00	6-1-2024	2,000,000	2,315,700
Chicago IL Transit Authority Sales Tax Receipts (Tax Revenue)	5.25	12-1-2027	2,600,000	2,842,190
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2022	1,340,000	1,458,992
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2023	1,935,000	2,088,736
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2024	2,000,000	2,149,620
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2032	1,000,000	1,039,680
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2033	1,000,000	1,038,270
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2034	1,000,000	1,036,880
Chicago IL Waste Water Transmission Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	2,000,000	2,028,240
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2022	1,730,000	1,923,829
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2023	1,155,000	1,274,023
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2025	500,000	543,255
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2026	2,000,000	2,160,260
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2028	3,000,000	3,193,530
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2029	1,490,000	1,579,206
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2031	5,000,000	5,242,800
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2033	1,000,000	1,054,460

6

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Chicago IL Water Revenue Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00%	11-1-2032	$10,000,000	$10,082,600
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2025	1,250,000	1,465,963
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2027	1,295,000	1,495,103
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2028	1,250,000	1,428,688
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2030	3,000,000	3,397,410
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2031	3,200,000	3,611,744
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	7,240,000	7,902,677
Cook County IL Series A (GO Revenue)	5.25	11-15-2023	7,680,000	8,321,664
Cook County IL Series A (GO Revenue)	5.25	11-15-2024	2,200,000	2,393,446
Cook County IL Series B (GO Revenue)	5.00	11-15-2023	600,000	681,192
Cook County IL Series C (GO Revenue)	5.00	11-15-2021	1,340,000	1,460,426
Cook County IL Series C (GO Revenue)	5.00	11-15-2024	2,175,000	2,342,845
Cook County IL Series C (GO Revenue)	5.00	11-15-2025	2,450,000	2,622,652
DuPage Cook & Will Counties IL Community College District #502 Series A (GO Revenue)	5.00	6-1-2022	2,650,000	3,156,945
DuPage County IL High School District (GO Revenue, AGM Insured)	5.00	1-1-2021	1,000,000	1,053,010
Homer Glen Will & Cook Village Counties IL Series A (GO Revenue)	4.00	12-1-2019	1,000,000	1,098,380
Homer Glen Will & Cook Village Counties IL Series A (GO Revenue)	5.00	12-1-2021	1,015,000	1,131,035
Huntley IL Special Service Area # 9 (Tax Revenue, AGM Insured)	4.60	3-1-2017	620,000	636,765
Illinois (GO Revenue)	4.75	4-1-2020	2,650,000	2,759,710
Illinois (GO Revenue, AGM Insured)	5.00	9-1-2016	585,000	587,205
Illinois (GO Revenue, Ambac Insured)	5.00	4-1-2020	3,000,000	3,009,690
Illinois (GO Revenue, AGM Insured)	5.00	1-1-2023	2,450,000	2,615,890
Illinois (Tax Revenue)	5.00	6-15-2023	16,050,000	19,050,548
Illinois (Miscellaneous Revenue)	5.00	7-1-2023	5,000,000	5,422,200
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	5,000,000	5,470,550
Illinois Education Facilities Authority (Miscellaneous Revenue) ±	3.40	11-1-2036	1,275,000	1,315,583
Illinois Education Facilities Authority (Education Revenue, Syncora Guarantee Incorporated Insured)	4.75	12-1-2023	1,445,000	1,450,086
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue) ±	4.13	11-1-2036	4,560,000	4,772,496
Illinois Finance Authority DePaul University Prerefunded (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	10-1-2019	5,000	5,001
Illinois Finance Authority DePaul University Unrefunded (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	10-1-2019	1,545,000	1,545,216
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50	4-1-2021	4,275,000	4,621,788
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, National Insured)	5.00	2-1-2023	1,000,000	1,015,970
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, National Insured)	5.25	2-1-2024	2,500,000	2,658,775
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National/FGIC Insured)	5.25	2-1-2023	1,100,000	1,169,861
Illinois Regional Transportation Authority (Tax Revenue, AGM Insured)	5.75	6-1-2018	6,790,000	7,612,812
Illinois Regional Transportation Authority (Tax Revenue, National Insured)	6.50	7-1-2026	7,815,000	9,790,398
Illinois Sales Tax Revenue Build Illinois (Tax Revenue)	5.00	6-15-2029	1,000,000	1,130,680
Illinois Series A (Tax Revenue)	5.00	6-1-2022	485,000	501,665
Illinois Series A (GO Revenue)	5.00	4-1-2023	4,500,000	4,878,000
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	2,500,000	2,759,025
Illinois Series A (Tax Revenue)	5.00	1-1-2027	10,625,000	11,117,256
Illinois Series A (Miscellaneous Revenue, National Insured)	5.25	10-1-2015	1,355,000	1,355,176
Illinois Series B (Tax Revenue)	5.00	6-15-2018	175,000	194,532
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.00	6-15-2028	2,500,000	2,768,125
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2030	4,000,000	4,457,760
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,000,000	3,296,430
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	4,650,000	4,814,564
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	1-1-2026	3,500,000	3,955,315
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.25	1-1-2016	5,300,000	5,300,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.25	1-1-2017	31,650,000	31,650,000
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,200,000	3,210,048
Illinois Unrefunded Balance Series B (Tax Revenue)	5.00	6-15-2018	825,000	910,371
Kane Cook & DuPage Counties IL School District #46 Prerefunded Balance Series B (GO Revenue)	4.50	1-1-2024	1,170,000	1,368,058

7

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Kane Cook & DuPage Counties IL School District #46 Unrefunded Balance Series B (GO Revenue)	4.50%	1-1-2024	$3,100,000	$3,494,971
Kane McHenry Cook & DeKalb Counties IL Unified School District (GO Revenue, Ambac Insured)	5.00	1-1-2024	2,000,000	2,113,800
Kendall Kane & Will Counties IL Unified School District Series A (GO Revenue)	5.00	2-1-2023	1,000,000	1,142,330
McHenry & Kane Counties IL Community Consolidated School District #158 (GO Revenue)	5.63	1-15-2031	2,000,000	2,326,900
McHenry & Lake Counties IL Community Consolidated School District #26 (GO Revenue, AGM Insured)	5.00	2-1-2020	1,455,000	1,636,657
Northern IIlinois Municipal Power Agency Prairie State Project Series A (Utilities Revenue, National Insured)	5.00	1-1-2021	2,740,000	2,958,570
Northern Illinois University Board of Trustees Auxiliary Facilities Revenue (Education Revenue, AGM Insured)	5.00	4-1-2019	1,000,000	1,104,580
Northern Illinois University Board of Trustees Certificate of Participation (Education Revenue, AGM Insured)	5.00	9-1-2022	1,325,000	1,504,789
Northern Illinois University Board of Trustees Certificate of Participation (Education Revenue, AGM Insured)	5.00	9-1-2024	1,000,000	1,146,750
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	1,975,000	1,636,209
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2022	3,600,000	3,803,040
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2023	1,560,000	1,646,159
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2017	455,000	527,359
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2018	535,000	654,984
University of Illinois Auxiliary Facilities Systems (Education Revenue) ¤	0.00	4-1-2020	8,270,000	7,517,513
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, Ambac Insured)	5.50	4-1-2024	1,000,000	1,239,330
University of Illinois Board of Trustees Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	2,000,000	2,157,000
Will County IL Community Unified School District CAB (GO Revenue, National Insured) ¤	0.00	11-1-2018	9,730,000	9,196,018

				443,925,408

Indiana : 2.52%

Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	4.00	8-1-2017	1,000,000	1,057,190
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	5.00	8-1-2016	1,340,000	1,389,888
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.00	10-15-2017	5,410,000	5,810,827
Indiana Bond Bank Special Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2022	1,545,000	1,810,709
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.25	10-15-2016	600,000	627,000
Indiana Finance Authority Parkview Health System Series A (Health Revenue)	5.50	5-1-2024	4,500,000	5,109,795
Indiana Finance Authority Stadium Project Series A (Miscellaneous Revenue)	5.25	2-1-2028	2,000,000	2,425,520
Indiana Finance Authority Wastewater Utilities Revenue CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2030	2,315,000	2,683,849
Indiana Finance Authority Wastewater Utilities Revenue CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,035,000	1,194,607
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.79	11-15-2031	15,000,000	15,074,400
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2027	760,000	930,103
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2028	1,000,000	1,214,740
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2029	735,000	884,029
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2030	1,375,000	1,633,473
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2031	1,000,000	1,181,160
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2033	1,545,000	1,808,484
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2034	2,000,000	2,333,400

8

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Indiana (continued)

Jasper County IN PCR Northern Series A (Industrial Development Revenue, National Insured)	5.60%	11-1-2016	$5,900,000	$6,179,188
Jeffersonville IN Building Corporation First Mortgage Series C (Miscellaneous Revenue)	4.25	8-15-2017	415,000	434,044
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2022	925,000	1,057,793
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2023	665,000	747,965
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2026	750,000	828,240
Mount Vernon IN School Building Corporation Prerefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	265,000	290,692
Mount Vernon IN School Building Corporation Unrefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	735,000	800,408
University of Southern Indiana Student Fee Series J (Education Revenue, AGM Insured)	5.00	10-1-2019	1,000,000	1,138,390
Valparaiso IN Multi-Schools Building Corporation (Miscellaneous Revenue) %%	5.00	7-15-2024	750,000	904,478

				59,550,372

Iowa : 0.39%

Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2017	3,000,000	3,244,620
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2018	5,285,000	5,853,296

				9,097,916

Kansas : 0.24%

Kansas Development Finance Authority Agro-Defense Facility Series G (Miscellaneous Revenue)	5.00	4-1-2030	2,650,000	3,007,512
Kansas Development Finance Authority Health Facilities Series F (Health Revenue)	5.00	11-15-2021	1,300,000	1,496,235
Wyandotte County/Kansas City KS Sales Tax Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	4,180,000	1,194,811

				5,698,558

Kentucky : 0.79%

Kentucky Property & Buildings Commission Project # 95 Series A (GO Revenue)	5.00	8-1-2019	1,265,000	1,436,167
Kentucky Property & Buildings Commission Project #108 Series B (Miscellaneous Revenue)	5.00	8-1-2023	4,750,000	5,669,078
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2020	1,000,000	861,970
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2021	2,750,000	2,265,230
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2022	4,320,000	3,370,421
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2025	1,020,000	643,620
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	705,656
University of Kentucky Certificate of Participation Master Street Lease # 4 (Miscellaneous Revenue)	4.45	6-18-2018	3,580,246	3,753,887

				18,706,029

Louisiana : 1.26%

Bossier City LA Utilities Revenue (Water & Sewer Revenue)	5.00	10-1-2037	2,000,000	2,261,280
Lafayette LA Communications System (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2025	1,500,000	1,783,095
Louisiana Correctional Facilities Corporation (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2019	1,000,000	1,135,430
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A (Water & Sewer Revenue)	5.00	2-1-2030	1,000,000	1,137,810
Louisiana Local Government Environmental Facilities & CDA Trinity Properties (Housing Revenue, FNMA Insured, FNMA LIQ) ±	4.25	4-15-2039	1,225,000	1,236,148
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2016	100,000	102,891

9

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Louisiana (continued)

Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00%	7-1-2017	$150,000	$158,777
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.25	7-1-2017	55,000	57,655
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2026	2,000,000	2,381,920
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2027	2,700,000	3,183,948
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2028	2,405,000	2,805,216
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2029	2,695,000	3,124,314
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2030	2,700,000	3,110,211
New Orleans LA Public Improvement Series A (GO Revenue, AGM Insured)	5.00	12-1-2016	1,365,000	1,435,229
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.50	6-1-2016	690,000	714,385
New Orleans LA Sewer Service (GO Revenue, FGIC Insured)	5.50	12-1-2016	1,350,000	1,423,953
St. Bernard Parish LA Sales & Use Tax (Tax Revenue)	4.00	3-1-2023	3,405,000	3,747,373

				29,799,635

Maryland : 1.00%

Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	500,000	539,615
Maryland Series B (GO Revenue)	4.00	8-1-2023	5,000,000	5,761,700
Maryland Series B (GO Revenue)	4.00	8-1-2024	15,000,000	17,409,600

				23,710,915

Massachusetts : 1.68%

Boston MA Series A (GO Revenue)	5.00	4-1-2026	5,790,000	7,214,224
Massachusetts Consolidated Loan Series C (Tax Revenue, AGM Insured)	5.25	8-1-2025	5,000,000	5,423,200
Massachusetts Development Finance Agency Lasell College (Education Revenue)	5.00	7-1-2021	2,820,000	3,193,932
Massachusetts Development Finance Agency Merrimack College Series A (Education Revenue)	5.00	7-1-2021	1,035,000	1,149,357
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.50	4-15-2019	1,350,000	1,499,904
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.55	4-15-2020	615,000	731,383
Massachusetts Educational Financing Authority Issue I (Education Revenue)	5.50	1-1-2018	2,000,000	2,193,820
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	1-1-2017	2,000,000	2,116,920
Massachusetts HEFA Harvard University Series A (Education Revenue)	5.00	12-15-2029	1,890,000	2,164,938
Massachusetts HEFA Various Partners Healthcare Series G-6 (Health Revenue) ±	0.90	7-1-2038	14,000,000	13,982,920

				39,670,598

Michigan : 4.18%

Clinton MI Township Building Authority (Miscellaneous Revenue, Ambac Insured)	5.50	11-1-2017	4,045,000	4,186,049
Detroit MI Distributable State Aid (GO Revenue)	5.00	11-1-2018	3,000,000	3,281,460
Detroit MI Distributable State Aid (GO Revenue)	5.00	11-1-2019	1,500,000	1,670,460
Detroit MI Distributable State Aid (GO Revenue)	5.00	11-1-2020	2,700,000	3,042,360
Eaton Rapids MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,450,000	1,588,867
Eaton Rapids MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	2,105,854
Flint MI International Academy (Education Revenue)	5.38	10-1-2022	2,270,000	2,303,937
Flint MI International Academy (Education Revenue)	5.50	10-1-2027	1,985,000	2,003,699
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	190,000	193,403

10

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)

Hazel Park MI School District (GO Revenue, AGM/Qualified School Board Loan Fund Insured)	5.00%	5-1-2020	$1,160,000	$1,347,862
Kent County MI (GO Revenue)	5.00	1-1-2025	1,000,000	1,110,010
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2024	1,750,000	1,985,813
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2025	1,750,000	1,985,813
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2026	1,930,000	2,183,120
Michigan Comprehensive Transportation Program (Tax Revenue)	5.25	5-15-2017	2,750,000	2,942,720
Michigan Finance Authority (Miscellaneous Revenue)	5.00	6-1-2020	1,400,000	1,534,960
Michigan Finance Authority (Health Revenue)	5.00	11-15-2023	400,000	459,852
Michigan Finance Authority (Health Revenue)	5.00	11-15-2026	800,000	896,488
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	2,540,000	2,544,547
Michigan Finance Authority Local Government Loan Program Series C (Health Revenue)	5.00	11-1-2022	2,070,000	2,296,582
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	1,000,000	1,138,480
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	12,000,000	13,147,320
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2035	2,750,000	3,010,755
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2037	2,000,000	2,178,720
Michigan Finance Authority Local Government Loan Program Series F (Tax Revenue)	4.00	10-1-2024	3,000,000	3,077,640
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	710,000	733,473
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.50	5-1-2016	100,000	101,466
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2018	1,075,000	1,104,810
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11-1-2018	605,000	606,077
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue) (i)	6.25	10-1-2023	815,000	407,410
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project (Miscellaneous Revenue)	5.25	10-15-2025	4,165,000	4,800,912
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	11,500,000	11,658,470
Pinckney MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2024	1,020,000	1,207,853
Pinckney MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,393,471
Pinckney MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,907,103
Southfield MI 2015 Street Improvement (GO Revenue)	4.00	5-1-2025	1,490,000	1,649,996
Southfield MI Public Schools (GO Revenue, National/Qualified School Board Loan Fund Insured)	4.38	5-1-2025	4,000,000	4,183,400
Western MI University (Education Revenue)	5.25	11-15-2027	600,000	705,972
Western MI University (Education Revenue)	5.25	11-15-2029	1,000,000	1,165,840
Western MI University (Education Revenue, AGM Insured)	5.25	11-15-2033	750,000	853,455
Western Townships MI Utilities Authority (GO Revenue)	5.00	1-1-2017	1,500,000	1,580,295
Wyandotte MI Series A (Utilities Revenue, AGM Insured)	4.00	10-1-2016	500,000	518,145

				98,794,919

Minnesota : 0.39%

Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	4,555,000	4,807,074
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	1-1-2016	1,365,000	1,381,680
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	7-1-2023	2,500,000	2,819,975
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.50	9-1-2018	200,000	202,276

				9,211,005

11

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Mississippi : 0.54%

Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.00%	12-1-2023	$1,145,000	$1,464,478
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	10,000,000	11,281,100

				12,745,578

Missouri : 0.32%

Kansas City MO Municipal Assistance Corporation Series B-1 (Miscellaneous Revenue, Ambac Insured) ¤	0.00	4-15-2022	3,640,000	3,032,120
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	610,000	641,293
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50	9-1-2018	465,000	478,160
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2032	1,500,000	1,701,420
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2034	1,000,000	1,130,330
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00	7-1-2019	415,000	483,550

				7,466,873

Nebraska : 0.13%

Lincoln County NE Hospital Authority Great Plains Regional Medical Center (Health Revenue)	5.00	11-1-2024	1,000,000	1,132,650
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	4-1-2019	500,000	567,570
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,290,000	1,433,074

				3,133,294

Nevada : 1.22%

Clark County NV Airport Series C (Airport Revenue, AGM Insured)	5.00	7-1-2023	5,600,000	6,303,304
Clark County NV Airport Series D (Airport Revenue)	5.00	7-1-2024	2,750,000	3,102,633
Clark County NV Las Vegas McCarran International Airport Series A (Airport Revenue)	5.00	7-1-2016	3,000,000	3,105,240
Clark County NV Water Reclamation District (GO Revenue)	5.00	7-1-2027	4,155,000	5,036,940
Clark County NV Water Reclamation District Series A (GO Revenue)	5.25	7-1-2038	2,880,000	3,238,934
Las Vegas NV New Convention & Visitors Authority Series E (Tax Revenue, AGM Insured)	4.20	7-1-2021	500,000	546,075
Las Vegas NV Series A (GO Revenue)	5.00	5-1-2031	1,985,000	2,278,641
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2019	785,000	805,457
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2020	665,000	680,913
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2021	860,000	875,695
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.25	6-1-2024	200,000	202,890
Reno NV Sparks Indian Governmental Colony (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	6-1-2021	2,580,000	2,612,560

				28,789,282

New Hampshire : 0.11%

New Hampshire HFA Single Family Mortgage Acquisition Series E & F (Housing Revenue)	4.80	7-1-2028	2,355,000	2,513,515

New Jersey : 6.19%

Essex County NJ Import Authority Series A (Miscellaneous Revenue)	6.00	11-1-2025	5,000,000	5,608,500
Garden NJ Open Space & Farmland Preservation Refunding Bonds Series A (Tax Revenue)	4.00	11-1-2017	930,000	985,186
New Jersey EDA (Tobacco Revenue)	5.00	6-15-2021	2,500,000	2,730,900
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	2,860,000	3,326,066

12

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)

New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.62%	3-1-2028	$15,000,000	$13,279,350
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2021	15,035,000	16,091,209
New Jersey EDA School Facilities Construction Refunding Bond Series PP (Miscellaneous Revenue)	5.00	6-15-2026	8,380,000	8,816,598
New Jersey Educational Facilities Authority (Miscellaneous Revenue)	5.00	6-15-2026	3,015,000	3,172,082
New Jersey Healthcare Facilities Residual Interest Bond Trust Series 14WE (Health Revenue, Barclays Bank plc LOC) 144Aø	0.15	7-3-2017	10,000,000	10,000,000
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2016	500,000	514,260
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	12-1-2016	2,100,000	2,200,527
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2017	2,000,000	2,121,380
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2019	9,860,000	10,936,909
New Jersey Housing & Mortgage Finance Agency Series AA (Housing Revenue)	5.25	10-1-2016	220,000	226,457
New Jersey PFOTER Series 4713 (GO Revenue, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.23	12-15-2021	12,755,000	12,755,000
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, National Insured)	5.50	3-1-2022	1,755,000	2,161,827
New Jersey TTFA Floaters Series DC8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.25	12-15-2022	20,000,000	20,000,000
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2020	4,000,000	4,278,680
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	1,305,000	1,413,393
New Jersey TTFA Series A (Transportation Revenue, AGM Insured)	5.50	12-15-2022	8,010,000	9,123,951
New Jersey TTFA Series C (, Miscellaneous Revenue)	5.25	6-15-2032	2,500,000	2,632,200
New Jersey TTFA Unrefunded Balance (Transportation Revenue, National Insured)	5.25	12-15-2021	6,000,000	6,594,660
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2022	1,630,000	1,860,352
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,775,000	2,045,226
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,860,000	2,151,648
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,000,000	1,146,110

				146,172,471

New Mexico : 0.22%

Albuquerque Bernalillo County NM Water Utility Authority Series B (Water & Sewer Revenue)	5.00	7-1-2024	1,000,000	1,220,020
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	1,315,000	1,356,265
New Mexico Mortgage Finance Authority SFMR Class I Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	515,000	550,211
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.88	11-1-2039	2,000,000	1,999,460

				5,125,956

New York : 8.79%

Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	2,720,000	3,054,098
Liberty Development Corporation New York Series 1251 (Miscellaneous Revenue, Deutsche Bank LIQ) 144Aø	0.31	10-1-2035	7,914,000	7,914,000
Metropolitan Transportation Authority New York Dedicated Tax Fund Series A (Tax Revenue)	5.00	11-15-2024	6,010,000	7,203,887
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2030	4,010,000	4,619,600
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2028	5,000,000	6,061,700
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2029	11,100,000	13,384,935

13

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)

Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25%	11-15-2030	$8,350,000	$10,003,968
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2031	4,500,000	5,365,305
Metropolitan Transportation Authority New York Series D (Transportation Revenue)	5.00	11-15-2027	2,000,000	2,323,640
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2028	2,450,000	2,853,295
Monroe County NY Development Corporation (Education Revenue)	5.00	6-1-2020	2,125,000	2,403,736
Monroe County NY Industrial Development Corporation Revenue Monroe Community College (Education Revenue, AGM Insured)	5.00	1-15-2022	790,000	897,638
Monroe County NY Industrial Development Corporation Revenue Monroe Community College (Education Revenue, AGM Insured)	5.00	1-15-2023	645,000	737,783
Monroe County NY Industrial Development Corporation Revenue Monroe Community College (Education Revenue, AGM Insured)	5.00	1-15-2024	905,000	1,041,673
Nassau NY Water Authority Series A (Water & Sewer Revenue)	5.00	4-1-2027	350,000	415,387
Nassau NY Water Authority Series A (Water & Sewer Revenue)	5.00	4-1-2028	300,000	352,749
Nassau NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2024	400,000	481,864
Nassau NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2026	755,000	905,305
New York Convention Center Development Corporation (Tax Revenue)	5.00	11-15-2028	8,000,000	9,431,040
New York Dormitory Authority Interagency Council Pooled Loan Series A-1 (Miscellaneous Revenue)	4.00	7-1-2019	740,000	802,449
New York Dormitory Authority Mount Sinai School of Medicine (Education Revenue)	5.50	7-1-2022	2,000,000	2,313,020
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	0.93	5-1-2018	1,180,000	1,180,059
New York Dormitory Authority Series A (Tax Revenue)	5.00	3-15-2028	5,000,000	5,992,950
New York Dormitory Authority Series B (Tax Revenue, Ambac Insured)	5.50	3-15-2025	3,885,000	4,967,439
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	3,675,000	4,105,159
New York Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50	8-1-2018	1,500,000	1,611,885
New York NY IDAG 2006 Project Samaritan AIDS Services (Miscellaneous Revenue, Citibank NA LOC)	4.50	11-1-2015	275,000	275,910
New York NY Municipal Water Finance Authority Series AA2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.25	6-15-2032	12,475,000	12,475,000
New York NY Municipal Water Finance Authority Series GG (Water & Sewer Revenue)	5.00	6-15-2029	1,645,000	1,964,607
New York NY Series C (GO Revenue)	5.00	8-1-2031	5,000,000	5,817,650
New York NY Sub Series J-4 (GO Revenue) ±	0.57	8-1-2025	10,000,000	9,839,700
New York NY Transitional Finance Authority Prerefunded Balance Series A (Tax Revenue)	5.00	5-1-2023	2,875,000	3,271,865
New York NY Transitional Finance Authority Series B (Tax Revenue)	5.00	8-1-2027	1,115,000	1,341,936
New York NY Transitional Finance Authority Series C (Tax Revenue)	5.00	11-1-2027	5,000,000	6,009,100
New York NY Transitional Finance Authority Sub Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø	0.25	11-1-2022	2,500,000	2,500,000
New York NY Transitional Finance Authority Sub Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	14,550,000	14,550,000
New York NY Transitional Finance Authority Sub Series A-3 (Tax Revenue, Dexia Credit Local SPA) ø	0.25	8-1-2022	8,000,000	8,000,000
New York NY Trust for Cultural Resources Series A-1 (Miscellaneous Revenue)	5.00	7-1-2031	2,475,000	2,735,321
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	14,970,000	14,953,084
New York Urban Development Corporation Personal Income Tax Series A Group B (Tax Revenue)	5.00	3-15-2031	3,815,000	4,415,176
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC Insured)	5.50	1-1-2019	3,000,000	3,432,000
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2020	1,160,000	1,299,699
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2022	1,350,000	1,538,541
Port Authority New York & New Jersey Special Obligation (Airport Revenue)	5.00	12-1-2020	5,000,000	5,676,500
Suffolk County NY Public Improvement Serial Bond Series A (GO Revenue, AGM Insured)	3.00	6-1-2019	1,180,000	1,248,003
Suffolk County NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	4.00	6-1-2022	420,000	461,387
Suffolk County NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	5.00	6-1-2023	500,000	574,490

14

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)

Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00%	9-1-2020	$1,430,000	$1,650,048
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, AGM Insured)	5.00	4-1-2018	635,000	668,001
Utility Debt Securitization Authority New York (Utilities Revenue)	5.00	12-15-2032	1,250,000	1,462,363
Yonkers NY Series A (GO Revenue, AGM Insured)	5.00	10-1-2024	1,000,000	1,147,260

				207,732,205

North Carolina : 0.68%

Craven County NC Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	6-1-2023	4,400,000	4,725,028
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2020	3,400,000	3,905,104
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2022	250,000	289,530
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2023	1,000,000	1,163,960
North Carolina Grant Anticipation Vehicle Bond (Miscellaneous Revenue)	5.00	3-1-2029	2,470,000	2,846,403
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	90,000	101,351
Pitt County NC Certificate of Participation School Facilities Project Prerefunded Balance (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	1,185,000	1,264,466
Pitt County NC Certificate of Participation School Facilities Project Unrefunded Balance (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	1,570,000	1,670,182

				15,966,024

North Dakota : 0.04%

North Dakota Housing Finance Agency Series D (Housing Revenue)	4.50	1-1-2029	930,000	978,927

Ohio : 2.72%

Cincinnati OH City School District Improvement Project Certificate of Participation (Miscellaneous Revenue)	5.00	12-15-2024	4,815,000	5,735,724
Cincinnati OH City School District Improvement Project Certificate of Participation (Miscellaneous Revenue)	5.00	12-15-2025	2,095,000	2,486,178
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured) %%	5.00	12-1-2025	500,000	597,595
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured) %%	5.00	12-1-2026	600,000	706,014
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured) %%	5.00	12-1-2028	1,250,000	1,448,250
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A (Miscellaneous Revenue)	5.00	1-1-2022	2,500,000	2,953,200
Kent University General Receipts Series B (Education Revenue, AGM Insured)	5.00	5-1-2018	1,165,000	1,284,727
Ohio Air Quality Development Authority Series A (Utilities Revenue) ±	3.75	12-1-2023	2,000,000	2,049,380
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	10-1-2033	1,750,000	1,773,608
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	12-1-2033	2,500,000	2,525,200
Ohio Building Authority Series A (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,153,000
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1 (Transportation Revenue)	5.25	2-15-2029	1,000,000	1,162,920
Ohio University Hospitals Health Systems Series B (Health Revenue) ø	0.35	1-15-2033	9,500,000	9,500,000
Ohio Water Development Authority Pollution Control First Energy Nuclear Generation Project Series A (Water & Sewer Revenue) ±	3.75	6-1-2033	10,000,000	10,192,900
Ohio Water Development Authority Pollution Control First Energy Nuclear Generation Project Series B (Industrial Development Revenue) ±	3.63	10-1-2033	3,150,000	3,192,494
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	15,000,000	15,294,150
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	950,000	1,013,916

15

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Ohio (continued)

Summit County OH Port Authority (Education Revenue)	5.25%	1-1-2024	$1,000,000	$1,147,810

				64,217,066

Oklahoma : 1.55%

Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2019	1,325,000	1,449,444
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2022	2,595,000	2,905,051
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2023	1,010,000	1,118,888
Creek County OK Educational Facilities Sapulpa Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2023	3,000,000	3,538,890
Cushing OK Educational Facilities Authority (Miscellaneous Revenue)	5.00	9-1-2022	2,210,000	2,625,392
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2023	1,000,000	1,176,490
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2024	1,075,000	1,274,155
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2025	500,000	593,730
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2028	1,160,000	1,341,215
McGee Creek OK Authority (Water & Sewer Revenue, State Street Bank & Trust Company LOC, National Insured)	6.00	1-1-2023	1,660,000	1,824,888
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2020	1,000,000	1,130,830
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2021	1,000,000	1,138,310
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2022	1,000,000	1,141,090
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2026	1,495,000	1,773,758
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2027	1,140,000	1,341,700
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2028	1,265,000	1,474,206
Oklahoma Development Finance Authority (Miscellaneous Revenue)	4.00	6-1-2023	1,270,000	1,427,023
Oklahoma Development Finance Authority (Miscellaneous Revenue)	5.00	6-1-2023	1,230,000	1,466,074
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2019	1,500,000	1,678,455
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2021	1,185,000	1,337,450
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2022	520,000	581,755
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2025	1,200,000	1,320,420
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2026	1,250,000	1,368,788
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2027	1,000,000	1,089,270
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2028	500,000	542,265

				36,659,537

Oregon : 0.06%

Medford OR Hospital Facilities Authority Revenue (Health Revenue)	5.00	10-1-2020	1,155,000	1,304,780

Pennsylvania : 6.54%

Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2024	1,500,000	1,692,690
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2025	1,500,000	1,687,695
Allegheny County PA Hospital Development Authority Series B (Health Revenue, National Insured)	6.00	7-1-2025	2,605,000	3,338,985
Allegheny County PA Moon Area School District Series A (GO Revenue)	5.00	11-15-2024	3,400,000	4,095,776
Allegheny County PA Moon Area School District Series A (GO Revenue)	5.00	11-15-2029	1,000,000	1,152,550
Allegheny County PA Series 72 (GO Revenue)	5.25	12-1-2033	4,000,000	4,600,720
Beaver County PA IDA FirstEnergy Nuclear Series B (Industrial Development Revenue) ±	3.50	12-1-2035	5,000,000	5,031,350
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.52	11-1-2039	10,000,000	10,088,900

16

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)

Bucks County PA Water & Sewer Authority Water System (Water & Sewer Revenue, AGM Insured)	5.00%	12-1-2026	$2,400,000	$2,712,888
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	375,000	391,335
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2025	1,340,000	1,513,463
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2026	1,370,000	1,530,016
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2027	1,225,000	1,358,880
Delaware County PA Vocational & Technical School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	2,000,000	2,264,140
Delaware Valley PA Regional Finance Authority Series 2996 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.27	7-1-2017	2,000,000	2,000,000
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.17	6-1-2042	6,300,000	6,300,000
Johnstown PA School District (GO Revenue, AGM Insured)	5.00	8-1-2024	2,730,000	3,131,528
Lancaster County PA Solid Waste Management Authority Series A (Resource Recovery Revenue)	5.25	12-15-2028	5,665,000	6,560,806
Lycoming County PA Authority Pennsylvania College of Technology (Education Revenue)	5.50	7-1-2026	4,000,000	4,607,920
Millcreek Richland Joint Authority Pennsylvania Series B (Water & Sewer Revenue, AGM Insured)	4.70	8-1-2017	385,000	409,667
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,170,000	1,203,602
Pennsylvania HEFAR Series AQ (Education Revenue)	5.00	6-15-2023	3,065,000	3,604,900
Pennsylvania HEFAR Series AR (Education Revenue)	5.00	6-15-2025	1,000,000	1,193,270
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2019	880,000	956,718
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2020	590,000	647,596
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2022	1,310,000	1,450,524
Pennsylvania Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	1,460,000	1,566,200
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2024	2,000,000	2,255,180
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	2.00	5-15-2016	800,000	806,808
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2021	500,000	548,755
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2022	1,000,000	1,086,160
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2020	2,000,000	2,262,680
Pennsylvania Public School Building Authority (Education Revenue)	5.00	5-1-2023	2,185,000	2,564,753
Pennsylvania Public School Building Authority (Education Revenue)	5.00	6-15-2025	2,265,000	2,671,001
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2029	1,000,000	1,090,810
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,250,000	1,483,950
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,250,000	1,465,188
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,250,000	1,455,050
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,173,913
Pennsylvania Series 2 (GO Revenue)	5.00	4-15-2023	2,000,000	2,240,020
Pennsylvania Turnpike Commission Sub Series C (Transportation Revenue, AGM Insured) ¤	0.00	6-1-2033	1,350,000	1,613,358
Pennsylvania Turnpike Commission Sub Series E (Transportation Revenue) ¤	0.00	12-1-2038	2,000,000	2,206,740
Philadelphia PA Authority for Industrial Development (Education Revenue)	6.13	6-15-2023	1,000,000	1,093,880
Philadelphia PA Authority for Industrial Development (Education Revenue)	5.88	6-15-2022	1,000,000	1,070,120

17

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)

Philadelphia PA Authority for Industrial Development (Education Revenue)	7.00%	5-1-2026	$740,000	$796,395
Philadelphia PA Gas Works 8th General Ordinance Series A (Utilities Revenue)	5.00	8-1-2016	1,000,000	1,037,560
Philadelphia PA IDA Master Charter School (Education Revenue)	5.00	8-1-2020	510,000	547,526
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	5.00	5-1-2016	95,000	95,410
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	6.25	5-1-2021	285,000	303,160
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	8,065,000	8,906,260
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2021	2,200,000	2,519,924
Philadelphia PA School District Refunding Bond Series D (GO Revenue)	5.00	9-1-2022	3,500,000	4,027,905
Philadelphia PA Series A (GO Revenue)	5.00	9-15-2021	7,000,000	8,213,870
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2024	1,000,000	1,182,930
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2028	2,590,000	3,018,386
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2029	4,410,000	5,105,369
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2032	4,380,000	5,008,618
Pittsburgh PA Series A (GO Revenue)	4.00	9-1-2022	1,000,000	1,129,310
Pittsburgh PA Series A (GO Revenue)	5.00	9-1-2022	2,060,000	2,458,919
Pittsburgh PA Series A (GO Revenue)	5.00	9-1-2023	3,810,000	4,495,648
Reading PA School District (GO Revenue)	5.00	4-1-2021	3,120,000	3,496,615

				154,524,290

Puerto Rico : 0.27%

Puerto Rico Government Development Bank Series 1985 (Miscellaneous Revenue, National Insured)	4.75	12-1-2015	5,000,000	5,011,050
Puerto Rico Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	1,350,000	1,364,675

				6,375,725

Rhode Island : 0.32%

Providence RI Series A (GO Revenue, AGM Insured)	4.00	1-15-2018	2,115,000	2,239,235
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2021	2,670,000	2,749,940
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2022	2,425,000	2,598,873

				7,588,048

South Carolina : 1.22%

Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	26,606	25,342
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	35,996	27,335
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	39,781	27,015
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,160,360
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2022	1,250,000	1,459,475
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2025	1,000,000	1,185,450
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, AGM Insured)	6.00	12-1-2016	590,000	626,934
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25	1-1-2019	3,500,000	3,818,990
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10-1-2024	2,830,000	3,046,127
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2028	700,000	822,521
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2030	1,885,000	2,175,233

18

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
South Carolina (continued)

South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00%	10-1-2031	$2,155,000	$2,474,845
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,087,440
South Carolina Public Service Authority Refunding Notes (Water & Sewer Revenue, AGM/Ambac Insured, Citibank NA LIQ) 144Aø	0.17	1-1-2016	10,780,000	10,780,000

				28,717,067

South Dakota : 0.04%

Rapid City SD Airport Project (Airport Revenue)	6.25	12-1-2026	920,000	1,011,871

Tennessee : 0.92%

Franklin County TN HEFA (Education Revenue)	4.00	9-1-2024	250,000	276,420
Franklin County TN HEFA (Education Revenue)	5.00	9-1-2030	560,000	631,742
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, National Insured)	5.50	8-15-2019	445,000	486,875
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	500,000	520,330
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	2,140,000	2,307,776
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	1,400,000	1,545,586
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2021	4,060,000	4,629,943
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	5,790,000	6,708,526
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2016	1,820,000	1,844,716
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2027	2,485,000	2,808,845

				21,760,759

Texas : 8.50%

Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2023	3,805,000	4,613,677
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2024	3,970,000	4,859,280
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2025	2,050,000	2,538,618
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2026	1,450,000	1,784,109
Austin TX Refunding Revenue Bond (Utilities Revenue, National Insured)	5.25	5-15-2025	1,400,000	1,669,500
Bexar County TX Combination Tax Certificate of Obligation (GO Revenue)	5.00	6-15-2024	1,000,000	1,228,200
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2026	2,190,000	2,583,915
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2029	1,500,000	1,715,550
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2030	2,500,000	2,841,100
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	1-1-2019	1,310,000	1,478,938
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2023	1,350,000	1,636,457
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2026	1,000,000	1,232,320
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2027	1,300,000	1,577,667
Conroe TX Independent School District Series A (GO Revenue)	4.00	2-15-2023	1,000,000	1,142,850
Crane County TX Water District Unlimited Tax Bond (GO Revenue) %%	5.00	2-15-2022	1,515,000	1,745,810
Crane County TX Water District Unlimited Tax Bond (GO Revenue) %%	5.00	2-15-2023	1,395,000	1,621,018
Crane County TX Water District Unlimited Tax Bond (GO Revenue) %%	5.00	2-15-2026	1,000,000	1,168,600
Crane County TX Water District Unlimited Tax Bond (GO Revenue) %%	5.00	2-15-2030	1,130,000	1,260,605
Crane County TX Water District Unlimited Tax Bond (GO Revenue) %%	5.00	2-15-2031	1,000,000	1,111,360
Del Rio TX Refunding Bonds (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2023	720,000	798,034

19

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)

Del Rio TX Refunding Bonds (GO Revenue, Build America Mutual Assurance Company Insured)	4.00%	6-1-2024	$745,000	$826,488
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2023	1,990,000	2,406,825
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2024	1,145,000	1,397,621
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2025	1,000,000	1,213,110
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2030	1,000,000	1,168,660
El Paso County TX Hospital District (GO Revenue)	5.00	8-15-2028	2,045,000	2,250,584
Galveston TX Wharves & Terminal (Airport Revenue)	5.00	2-1-2026	2,000,000	2,162,560
Harris County TX Tax Road Refunding Bond Series A (GO Revenue)	5.00	10-1-2025	8,445,000	10,349,263
Harris County TX Toll Road Project Series C (GO Revenue, AGM Insured)	5.25	8-15-2027	4,000,000	5,082,880
Hays County TX Refunding Bond (GO Revenue)	5.00	2-15-2023	1,750,000	2,087,785
Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	7-1-2025	1,000,000	1,096,620
Houston TX Higher Education Financial Corporation Series A (Education Revenue)	4.00	2-15-2022	850,000	888,913
Houston TX Independent School District Limited Tax (GO Revenue)	4.25	2-15-2021	5,000,000	5,235,800
Houston TX Utilities Systems Series A (Water & Sewer Revenue)	5.25	11-15-2031	3,000,000	3,502,710
Lower Colorado River TX Authority (Utilities Revenue)	5.50	5-15-2031	2,500,000	2,934,225
Midland County TX PFFA Compass Pointe Apartments (Housing Revenue)	1.25	3-1-2018	2,500,000	2,505,400
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2027	1,880,000	2,180,349
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2029	2,390,000	2,731,364
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2030	1,500,000	1,701,705
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2031	1,000,000	1,124,810
North Harris County TX Regional Water Authority Senior Lien (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2029	1,215,000	1,391,746
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2016	1,135,000	1,179,140
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.18	7-1-2030	8,480,000	8,480,424
Northwest TX Independent School District Refunding Bond (GO Revenue)	5.00	2-15-2030	4,000,000	4,742,800
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project (Water & Sewer Revenue)	5.00	7-15-2026	1,000,000	1,205,980
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project (Water & Sewer Revenue)	5.00	7-15-2027	1,250,000	1,493,875
Pearland TX Permanent Improvement Refunding Bond (GO Revenue)	5.00	3-1-2023	1,695,000	2,034,983
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.30	12-1-2039	15,925,000	15,925,000
Port Arthur TX Navigation District Motiva Enterprises LLC Series B (Resource Recovery Revenue) ø	0.30	12-1-2039	15,000,000	15,000,000
Texas Independent School District Refunding Bond (GO Revenue)	5.00	8-15-2025	2,260,000	2,822,627
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ø	0.49	9-15-2017	3,505,000	3,505,000
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2021	3,945,000	4,567,718
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2023	7,925,000	9,027,843
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)	5.00	12-15-2022	8,000,000	9,231,600
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2032	2,000,000	2,431,140
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2033	2,000,000	2,430,140
Texas Private Activity Surface Transportation Corporation Project Senior Lien Note (Transportation Revenue)	7.50	12-31-2031	3,500,000	4,173,190
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.25	8-1-2016	5,660,000	5,862,628
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	1,465,000	1,653,970

20

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)

Texas Woman’s University Financing System (Education Revenue)	4.00%	7-1-2020	$1,000,000	$1,114,750
University of Houston Texas (Education Revenue)	5.00	2-15-2024	2,700,000	3,004,830
University of Houston Texas Series B (Education Revenue)	5.25	7-1-2026	4,225,000	5,380,876
Waco TX Health Facilities Development Corporation Hillcrest System Project Series A (Health Revenue, National/FHA Insured)	5.00	8-1-2016	920,000	956,009
Weatherford TX Utility System Refunding & Improvement Bond (Utilities Revenue, AGM Insured)	5.00	9-1-2025	1,000,000	1,198,950
Weatherford TX Utility System Refunding & Improvement Bond (Utilities Revenue, AGM Insured)	5.00	9-1-2026	375,000	445,298

				200,715,797

Utah : 0.18%

Canyons UT Board of Education Utah School Bond Guaranty Program (GO Revenue, AGM Insured)	5.00	6-15-2022	1,860,000	2,236,855
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2020	250,000	274,580
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2021	400,000	442,048
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2022	400,000	442,540
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2023	400,000	442,040
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2024	450,000	497,759

				4,335,822

Virgin Islands : 0.34%

Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	2,478,000	2,757,865
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	5,000,000	5,298,600

				8,056,465

Virginia : 0.29%

Greater Richmond VA Convention Center (Tax Revenue)	5.00	6-15-2025	1,000,000	1,217,620
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00	9-1-2041	1,772,000	242,037
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,274,000	1,144,765
Virginia Small Business Financing Authority (Education Revenue)	5.25	10-1-2029	3,000,000	3,449,910
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	701,000	706,117

				6,760,449

Washington : 1.91%

Energy Northwest Washington Wind Project (Utilities Revenue)	5.00	7-1-2022	1,185,000	1,394,994
Grant County WA Public Utility District # 2 Priest Rapids Series A (Utilities Revenue, National Insured)	5.00	1-1-2023	345,000	349,237
King County WA Federal Way School District # 210 (GO Revenue, AGM Insured)	4.00	12-1-2023	4,085,000	4,658,166
Lewis County WA Public Utility District Refunding (Utilities Revenue)	5.25	4-1-2032	6,115,000	7,192,035
Seattle WA Refunding Bond Series A (GO Revenue)	5.00	6-1-2024	6,345,000	7,788,805
Tumwater Office Properties Washington Lease Revenue Washington Office Buildings (Miscellaneous Revenue)	5.00	7-1-2026	2,750,000	3,254,185
Washington EDFA (Education Revenue)	5.00	6-1-2028	1,000,000	1,179,160
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2023	4,000,000	4,607,840
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2026	2,250,000	2,599,133
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2027	1,050,000	1,204,371
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2028	1,350,000	1,527,944
Washington HEFAR Whitworth University Project (Education Revenue, U.S. Bank NA Insured)	5.00	10-1-2015	1,010,000	1,010,121
Washington Motor Vehicle Fuel Tax Refunding Bond Series D (Miscellaneous Revenue)	5.00	7-1-2031	5,830,000	6,837,716

21

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Washington (continued)

Washington TES Properties (Miscellaneous Revenue)	5.50%	12-1-2029	$1,400,000	$1,577,702

				45,181,409

West Virginia : 0.05%

West Virginia School Building Authority (Miscellaneous Revenue)	5.25	7-1-2020	1,100,000	1,215,841

Wisconsin : 0.60%

Wisconsin HEFA Bellin Memorial Hospital (Health Revenue, Ambac Insured)	5.50	2-15-2019	780,000	819,632
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	1,570,000	1,621,904
Wisconsin HEFA Series A (Health Revenue)	5.00	7-15-2021	3,500,000	4,051,565
Wisconsin HEFA Series A (Health Revenue)	5.00	11-15-2023	3,500,000	4,188,415
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)	0.17	6-1-2019	2,000,000	1,932,500
Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A (Education Revenue)	6.00	10-1-2032	1,475,000	1,580,123

				14,194,139

Total Municipal Obligations (Cost $2,229,875,696)				2,313,088,705

	Yield		Shares
Short-Term Investments : 1.61%

Investment Companies : 1.61%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		37,913,289	37,913,289

Total Short-Term Investments (Cost $37,913,289)				37,913,289

Total investments in securities (Cost $2,267,788,985)*	99.53%	2,351,001,994

Other assets and liabilities, net	0.47	11,203,644

Total net assets	100.00%	$2,362,205,638

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(i)	Illiquid security
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $2,267,945,268 and unrealized gains (losses) consists of:

Gross unrealized gains	$91,050,097
Gross unrealized losses	(7,993,371)

Net unrealized gains	$83,056,726

Abbreviations:
ACA	ACA Financial Guaranty Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated

22

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
RDA	Redevelopment Authority
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
TRAN	Tax revenue anticipation notes
TTFA	Transportation Trust Fund Authority

23

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Municipal obligations	$0	$2,313,088,705	$0	$2,313,088,705

Short-term investments

Investment companies	37,913,289	0	0	37,913,289

Total assets	$37,913,289	$2,313,088,705	$0	$2,351,001,994

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.82%

Alabama : 0.94%

Alabama State University General Tuition and Fee Revenue Bonds (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$10,520,000	$10,526,838
Jefferson County AL Limited Obligation School District Series A (Tax Revenue, AGM Insured)	5.25	1-1-2018	775,000	779,689
Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25	1-1-2020	3,000,000	3,018,150
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2025	710,000	464,596
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	3,000,000	1,871,490
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,084,453
Jefferson County AL Warrants Series A (GO Revenue)	4.90	4-1-2021	6,455,000	6,890,325
Jefferson County AL Warrants Series C (GO Revenue)	4.90	4-1-2021	3,725,000	3,976,065

				29,611,606

Arizona : 0.83%

Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	2,000,000	2,217,860
Pima County AZ IDA Acclaim Charter School Project (Education Revenue)	5.60	12-1-2016	250,000	252,288
Pima County AZ IDA Global Water Resources LLC Project (Water & Sewer Revenue)	5.45	12-1-2017	100,000	101,663
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	7,510,000	7,393,144
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	6,495,000	6,381,013
Pima County AZ IDA Noah Webster Schools-PIMA Project (Education Revenue)	7.00	12-15-2043	3,225,000	3,654,570
Salt Verde AZ Financial Corporation (Utilities Revenue, Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,605,000	2,915,803
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.25	12-1-2020	1,000,000	1,105,970
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.38	12-1-2021	1,000,000	1,117,290
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.50	12-1-2022	1,000,000	1,111,230

				26,250,831

California : 9.09%

Alameda County CA Certificate of Participation (Miscellaneous Revenue, National Insured) ¤	0.00	6-15-2019	1,400,000	1,293,208
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,181,656
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	3,795,000	1,954,615
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2034	5,000,000	2,323,600
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2035	6,700,000	2,993,158
Alhambra CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	7,500,000	4,024,350
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	8,500,000	9,510,735
Bass Lake CA Unified Elementary School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2037	1,305,000	511,025
Bass Lake CA Unified Elementary School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2038	1,900,000	709,574
Bass Lake CA Unified Elementary School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2039	2,005,000	715,504
Bay Area CA Toll Authority Toll Bridge Revenue Series A (Transportation Revenue) ±	1.27	4-1-2036	28,000,000	27,817,720

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

California (Miscellaneous Revenue)	5.00%	8-1-2033	$30,000,000	$34,600,500
California HFFA Unrefunded Bond Providence Health Services Series C (Health Revenue) (h)	6.50	10-1-2038	10,050,000	11,755,988
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	2,230,000	2,578,504
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	4,000,000	4,696,160
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2031	3,260,000	3,730,353
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	740,000	771,028
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	4,900,000	5,784,401
Cerritos CA Community College District CAB Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2027	1,000,000	686,370
Cerritos CA Community College District CAB Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2028	1,040,000	673,525
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	1,000,000	536,580
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	1,000,000	513,350
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2033	1,000,000	490,830
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2032	2,515,000	1,156,120
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2033	2,000,000	861,240
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2036	510,000	188,348
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2028	1,165,000	732,459
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2029	1,500,000	885,885
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,112,280
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,058,860
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2032	1,660,000	831,594
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2033	1,230,000	587,067
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2034	1,615,000	733,840
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	6,470,000	3,984,614
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	3,330,000	1,712,286
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Tobacco Revenue, AGM Insured) ¤	0.00	6-1-2026	18,150,000	13,183,434
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Miscellaneous Revenue)	5.00	6-1-2030	970,000	1,109,137
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	6.13	11-1-2029	25,425,000	32,048,975
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,000,000	1,260,530
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	7.00	11-1-2034	2,755,000	3,800,908
Montebello CA Unified School District CAB Election of 1998 (GO Revenue, National Insured) ¤	0.00	8-1-2024	1,130,000	870,349
Montebello CA Unified School District CAB Election of 1998 (GO Revenue, National Insured) ¤	0.00	8-1-2027	2,775,000	1,782,827
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,215,700
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.94	7-1-2027	27,660,000	25,435,859
Ontario Montclair CA School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2028	1,500,000	945,540
Ontario Montclair CA School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2030	2,000,000	1,142,480

2

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00%	3-1-2027	$2,095,000	$1,391,331
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2028	4,450,000	2,806,393
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2029	4,520,000	2,695,276
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2030	6,725,000	3,677,566
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2031	2,185,000	1,149,354
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2032	2,000,000	1,013,980
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2033	4,295,000	2,055,200
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	25,000	28,245
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	5,420,000	6,295,113
San Bernardino CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2031	1,100,000	1,255,045
San Bernardino CA Unified School District Series A (GO Revenue, AGM Insured)	5.00	8-1-2026	1,100,000	1,301,366
San Bernardino CA Unified School District Series A (GO Revenue, AGM Insured)	5.00	8-1-2028	1,250,000	1,450,900
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	1,040,000	1,184,186
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	2,000,000	2,336,640
San Diego CA PFFA Capital Improvement Project Series A (Miscellaneous Revenue)	5.00	10-15-2033	1,000,000	1,136,050
San Diego CA PFFA Capital Improvement Project Series A (Miscellaneous Revenue)	5.00	10-15-2034	1,080,000	1,219,082
San Diego CA PFFA Capital Improvement Project Series A (Miscellaneous Revenue)	5.00	10-15-2035	1,000,000	1,122,470
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2031	2,000,000	1,100,240
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2032	1,500,000	778,935
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2033	1,000,000	496,770
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2034	2,000,000	949,900
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2035	1,500,000	668,970
Sylvan CA Unified School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2037	1,085,000	416,781
The Regents of the University of California Limited Project Series I (Education Revenue)	5.00	5-15-2032	23,690,000	27,711,141
West Contra Costa CA Unified School District CAB Series C (GO Revenue, AGM Insured) ¤	0.00	8-1-2029	3,000,000	1,774,830
West Contra Costa CA Unified School District Election of 2005 Series C-1 (GO Revenue, AGM Insured) ¤	0.00	8-1-2029	1,690,000	1,001,173
Wiseburn CA School District CAB Election of 2010 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,175,742

				285,685,745

Colorado : 2.27%

Colorado E-470 Public Highway Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2027	9,500,000	6,436,250
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2020	9,385,000	8,490,328
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2022	4,600,000	3,902,640
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	2,200,000	2,480,104
Colorado ECFA Charter School Banning Lewis Ranch Academy Project (Education Revenue) 144A	6.13	12-15-2035	4,040,000	4,056,079

3

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)

Colorado ECFA Charter School Community Leadership (Education Revenue)	5.75%	7-1-2019	$720,000	$752,868
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	185,000	193,207
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	7.25	10-1-2039	500,000	592,700
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	1,330,000	1,520,044
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	7.50	9-1-2033	5,015,000	5,189,672
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.00	9-1-2043	5,930,000	6,274,237
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	3,795,000	4,031,922
Colorado ECFA Twin Peaks Charter Academy (Miscellaneous Revenue)	6.50	3-15-2043	1,290,000	1,428,236
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25	10-1-2033	4,000,000	4,516,800
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	2,160,000	2,307,420
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.25	12-15-2020	390,000	417,421
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.75	12-15-2025	455,000	487,951
Colorado PFA Charter School Highline Academy Project (Education Revenue)	7.38	12-15-2040	4,010,000	4,369,697
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Airport Revenue)	5.15	5-1-2017	470,000	476,228
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.25	5-1-2020	895,000	906,939
Public Authority for Colorado Energy Natural Gas Purchase (Utilities Revenue, Merrill Lynch & Company Guaranty Agreement)	6.50	11-15-2038	4,500,000	5,925,375
Regional Transportation District of Colorado Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2023	5,500,000	6,635,860

				71,391,978

Connecticut : 0.42%

Connecticut HEFA Eastern Connecticut Health Network Series A (Health Revenue, AGM Insured)	6.38	7-1-2016	250,000	251,120
Connecticut HFA Special Needs Housing Series 2 (Health Revenue, Ambac Insured)	5.25	6-15-2022	1,500,000	1,505,940
Connecticut Series A (Miscellaneous Revenue) ±	1.12	4-15-2019	4,050,000	4,082,886
Connecticut Series A (Miscellaneous Revenue) ±	1.27	4-15-2020	5,900,000	5,982,423
Hamden CT BAN (GO Revenue)	5.00	8-15-2026	1,235,000	1,380,779

				13,203,148

Delaware : 0.31%

Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	7,500,000	7,416,000
Kent County DE Charter School Incorporated Project (Education Revenue)	7.38	5-1-2037	2,110,000	2,394,323

				9,810,323

District of Columbia : 0.24%

District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	4,665,000	5,188,926
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10-1-2035	2,000,000	2,303,760

				7,492,686

4

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida : 3.64%

Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25%	5-1-2020	$1,300,000	$1,285,674
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	1,000,000	1,113,460
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2026	2,000,000	2,240,900
Collier County FL School Board Refunding Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.25	2-15-2021	1,000,000	1,179,850
Crossings At Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.25	5-1-2018	1,260,000	1,261,247
Crossings At Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.63	5-1-2019	1,295,000	1,293,886
Crossings At Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	4.00	5-1-2024	1,025,000	1,027,194
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2031	1,155,000	1,309,331
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2032	1,465,000	1,657,750
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	5.50	6-15-2022	1,240,000	1,292,799
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	13,290,000	15,367,892
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12-15-2047	815,000	1,009,133
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12-15-2042	2,750,000	3,084,675
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured)	4.75	12-1-2015	40,000	40,120
Heritage Harbor Florida Community Development District (Miscellaneous Revenue)	7.75	5-1-2023	430,000	429,931
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	2,500,000	2,502,175
Indigo Florida Community Development District Series C (Miscellaneous Revenue) (i)(s)	1.40	5-1-2030	2,561,001	1,293,946
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2025	530,000	586,005
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2028	1,195,000	1,294,340
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	5-1-2031	1,226,000	1,226,748
Marshall Creek Florida Community Development District (Miscellaneous Revenue)	6.63	5-1-2032	2,460,000	2,163,718
Miami-Dade County FL Educational Facilities University of Miami Series A (Education Revenue)	5.75	4-1-2028	1,200,000	1,228,428
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	500,000	606,810
Midtown Miami FL Community Development District Parking Garage Project Series A (Miscellaneous Revenue)	5.00	5-1-2029	2,500,000	2,647,000
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2033	1,525,000	1,753,689
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2034	1,600,000	1,831,808
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2035	1,680,000	1,919,148
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2036	1,765,000	2,011,800
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2041	10,240,000	11,535,360
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.28	8-1-2029	20,245,000	20,245,000

5

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)

Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38%	11-1-2028	$2,000,000	$2,273,940
Saint Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50	11-15-2039	5,500,000	6,687,010
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	6.20	11-15-2026	2,060,000	2,215,654
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	7.38	11-15-2041	3,525,000	4,002,109
South Miami FL Health Facilities Baptist Health (Health Revenue)	5.00	8-15-2023	2,810,000	3,025,443
St. Johns County FL IDA Refunding Glenmoor Project Series A (Health Revenue) ±	1.34	1-1-2049	750,000	260,385
St. Johns County FL IDA Refunding Subordinated Glenmoor Project Series B (Health Revenue) (s)	2.50	1-1-2049	277,527	3
Trout Creek Florida Community Development District (Miscellaneous Revenue)	4.88	5-1-2025	2,770,000	2,745,846
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2020	2,020,000	2,162,955
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2021	2,140,000	2,313,511
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2022	2,265,000	2,454,241

				114,580,914

Georgia : 0.71%

Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A (Education Revenue)	6.38	7-1-2025	1,920,000	1,880,947
Forsyth County GA Hospital Authority Georgia Baptist Health Care System Project (Health Revenue)	6.38	10-1-2028	465,000	591,750
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2016	2,175,000	2,182,939
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2017	2,220,000	2,227,237
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2018	2,500,000	2,507,725
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, Ambac Insured)	7.25	1-1-2024	400,000	544,800
Georgia Private Colleges & Universities Authority Series A (Education Revenue)	5.25	10-1-2027	2,000,000	2,256,940
Georgia Road & Tollway Authority Toll Revenue CAB I-75 South Expressway Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2034	3,750,000	1,144,875
Georgia Road & Tollway Authority Toll Revenue Convertible CAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A¤	0.00	6-1-2049	5,600,000	3,054,520
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2027	5,060,000	6,020,034

				22,411,767

Guam : 0.13%

Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	3,195,000	3,544,054
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	450,000	501,669
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	9-1-2031	60,000	65,627

				4,111,350

Hawaii : 0.10%

Hawaii Series DZ (GO Revenue)	5.00	12-1-2031	2,700,000	3,127,707

6

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Idaho : 0.59%

Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38%	6-1-2040	$6,300,000	$7,386,246
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12-1-2033	3,000,000	3,499,980
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	5.75	12-1-2032	500,000	530,045
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	1,405,000	1,472,651
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	730,000	750,367
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	1,365,000	1,423,422
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	500,000	517,865
Idaho Housing & Finance Association Nonprofit Facilities Revenue CAB North Star Charter School Series A (Education Revenue)	6.75	7-1-2048	1,322,876	1,260,886
Idaho Housing & Finance Association Nonprofit Facilities Revenue CAB North Star Charter School Series B (Education Revenue) 144A¤	0.00	7-1-2049	1,276,564	100,900
Idaho Housing & Finance Association Series A (Education Revenue)	6.13	7-1-2038	1,500,000	1,561,935

				18,504,297

Illinois : 20.12%

Chicago IL (Tax Revenue)	5.00	1-1-2028	4,000,000	4,180,560
Chicago IL (Tax Revenue)	5.00	1-1-2029	1,500,000	1,552,695
Chicago IL Board of Education CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2025	9,935,000	6,084,492
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	9,455,000	6,211,651
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2029	7,885,000	3,564,572
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2020	1,000,000	777,880
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2031	2,705,000	1,069,422
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2023	1,430,000	939,467
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2030	4,550,000	1,923,376
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2026	4,000,000	2,171,800
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2027	43,365,000	22,012,508
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2028	24,270,000	11,591,109
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2029	9,000,000	4,060,080
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, AGM/FGIC Insured) ¤	0.00	12-1-2029	14,205,000	6,790,274
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2031	24,500,000	9,662,800
Chicago IL Board of Education Series A (GO Revenue, National Insured) ¤	0.00	12-1-2027	4,040,000	2,051,350
Chicago IL Board of Education Series B (GO Revenue, Ambac Insured)	5.00	12-1-2023	1,000,000	979,590
Chicago IL Board of Education Series C (GO Revenue, AGM Insured)	5.25	12-1-2023	1,500,000	1,552,950
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2025	1,430,000	1,457,871
Chicago IL Board of Education Series F (GO Revenue)	5.00	12-1-2015	2,000,000	2,000,300
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2029	25,755,000	12,291,831
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2030	5,745,000	2,578,701
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2034	11,600,000	3,942,956
Chicago IL CAB Project & Refunding Series A (GO Revenue, National Insured)	5.56	1-1-2021	3,520,000	3,588,957

7

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Chicago IL CAB Project & Refunding Series C (GO Revenue, AGM Insured) ¤	0.00%	1-1-2026	$7,360,000	$4,387,370
Chicago IL CAB Series A (GO Revenue, National Insured) ¤	0.00	1-1-2027	3,955,000	2,119,761
Chicago IL CAB Series A (GO Revenue, National Insured) ¤	0.00	1-1-2028	5,515,000	2,789,818
Chicago IL CAB Series A (GO Revenue, National Insured) ¤	0.00	1-1-2029	4,125,000	1,968,698
Chicago IL CAB Series C (GO Revenue) ¤	0.00	1-1-2031	4,945,000	1,770,112
Chicago IL Neighborhoods Alive 21 Program Series B (GO Revenue)	5.50	1-1-2034	1,500,000	1,499,865
Chicago IL O’Hare International Airport (Airport Revenue, AGM Insured)	5.50	1-1-2043	4,530,000	5,071,788
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2038	7,500,000	8,434,200
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Series B (Airport Revenue)	5.00	1-1-2026	5,000,000	5,485,350
Chicago IL O’Hare International Airport AMT Senior Lien Series A (Airport Revenue)	5.00	1-1-2025	2,000,000	2,212,000
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	4,000,000	4,358,480
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	4,500,000	5,048,370
Chicago IL O’Hare International Airport Third Lien Series A (Airport Revenue)	5.75	1-1-2039	2,760,000	3,172,482
Chicago IL O’Hare International Airport Third Lien Series B (Airport Revenue, National Insured)	6.00	1-1-2027	1,200,000	1,205,520
Chicago IL Park District Limited Tax Series A (GO Revenue)	5.75	1-1-2038	6,715,000	7,375,152
Chicago IL Public Buillding Commission Transit Authority (Transportation Revenue, Ambac Insured)	5.25	3-1-2025	2,960,000	3,300,903
Chicago IL Public Buillding Commission Transit Authority (Transportation Revenue, Ambac Insured)	5.25	3-1-2027	3,400,000	3,779,406
Chicago IL Series A (GO Revenue, National Insured)	5.00	1-1-2029	4,000,000	4,030,120
Chicago IL Series A (Tax Revenue)	5.25	1-1-2038	6,000,000	6,063,180
Chicago IL Series A (GO Revenue)	5.50	1-1-2034	7,175,000	7,174,354
Chicago IL Series A (GO Revenue)	5.50	1-1-2035	920,000	917,746
Chicago IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2028	9,550,000	9,747,112
Chicago IL Series A (GO Revenue)	5.50	1-1-2033	12,730,000	12,756,224
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	1,285,000	1,289,498
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds (Tax Revenue)	5.25	12-1-2040	11,675,000	12,327,983
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	4,000,000	4,310,680
Chicago IL Waste Water Transmission Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	2,500,000	2,535,300
Chicago IL Wastewater Second Lien Transmission (Water & Sewer Revenue)	5.00	1-1-2027	4,000,000	4,214,600
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2029	4,600,000	4,875,402
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	5,000,000	5,271,000
Chicago IL Water Revenue Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	15,500,000	15,628,030
Cook County IL Series C (GO Revenue, AGM Insured)	5.00	11-15-2024	4,240,000	4,614,180
Cook County IL Series C (GO Revenue)	5.00	11-15-2025	2,140,000	2,290,806
Cook County IL Series C (GO Revenue)	5.00	11-15-2027	325,000	343,288
Cook County IL Series C (GO Revenue)	5.00	11-15-2028	3,455,000	3,623,535
Cook County IL Series G (GO Revenue)	5.00	11-15-2028	27,000,000	28,226,070
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (GO Revenue) ¤	0.00	2-1-2019	725,000	684,806
Illinois (GO Revenue, Ambac Insured)	5.00	4-1-2020	5,905,000	5,924,073
Illinois (GO Revenue)	5.00	1-1-2022	2,260,000	2,278,600
Illinois (GO Revenue)	5.00	1-1-2023	1,245,000	1,254,960
Illinois (GO Revenue, Ambac Insured)	5.00	4-1-2024	1,830,000	1,836,899
Illinois (Miscellaneous Revenue)	5.00	8-1-2024	2,610,000	2,788,367
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	4,000,000	4,246,200
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	3,000,000	3,282,330
Illinois (GO Revenue, Ambac Insured)	5.00	4-1-2027	7,585,000	7,613,595
Illinois (GO Revenue, Ambac Insured)	5.00	4-1-2028	6,705,000	6,730,278
Illinois (GO Revenue)	5.00	4-1-2028	3,685,000	3,753,873
Illinois (Miscellaneous Revenue)	5.25	7-1-2030	2,500,000	2,624,725
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	6,000,000	6,594,480

8

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Illinois (GO Revenue)	5.50%	1-1-2030	$2,900,000	$3,208,908
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	4,000,000	4,224,200
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11-1-2038	5,415,000	6,318,276
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2018	1,325,000	1,435,836
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2020	1,465,000	1,622,048
Illinois Finance Authority Charter Schools Refunding Bond Series A (Education Revenue)	6.88	10-1-2031	1,865,000	2,024,420
Illinois Finance Authority Charter Schools Series A (Education Revenue)	6.25	9-1-2039	7,955,000	9,009,356
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	3,800,000	4,154,844
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	515,000	518,363
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	8-15-2039	5,000,000	5,780,450
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	4-1-2031	8,000,000	9,115,120
Illinois Finance Authority University of Chicago Series B (Education Revenue)	6.25	7-1-2038	3,115,000	3,575,335
Illinois Municipal Electric Agency Power Supply System Series A (Utilities Revenue)	5.00	2-1-2030	7,000,000	8,036,700
Illinois Municipal Electric Agency Power Supply System Series A (Utilities Revenue)	5.00	2-1-2031	8,000,000	9,141,280
Illinois Municipal Electric Agency Power Supply System Series A (Utilities Revenue)	5.00	2-1-2032	18,000,000	20,454,300
Illinois Series 1 (GO Revenue, National Insured)	6.00	11-1-2026	3,200,000	3,669,312
Illinois Series A (GO Revenue)	5.00	4-1-2021	6,675,000	7,253,322
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	3,000,000	3,310,830
Illinois Series June 2013 (Miscellaneous Revenue)	5.00	7-1-2022	6,750,000	7,330,770
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.00	6-15-2028	4,030,000	4,462,218
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,500,000	3,845,835
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2024	17,510,000	12,321,612
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2021	7,595,000	6,266,407
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2025	1,040,000	691,985
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2025	3,745,000	4,253,384
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2026	4,775,000	5,373,976
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2027	8,355,000	9,320,420
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,500,000	1,638,630
Kane & DeKalb Counties IL Community Unit School District #302 School Building (GO Revenue, AGM Insured)	5.50	2-1-2025	1,265,000	1,286,239
Kane & DeKalb Counties IL Community Unit School District #302 School Building (GO Revenue, AGM Insured)	5.50	2-1-2026	3,610,000	3,669,962
Kane Cook & DuPage Counties IL School District #46 CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2023	8,225,000	7,140,040
Kane Cook & DuPage Counties IL School District #46 CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2023	15,025,000	11,969,065
Kendall Kane & Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2025	1,760,000	1,289,746
Kendall Kane & Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2026	5,050,000	3,472,633
Kendall Kane & Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2027	12,050,000	7,826,475
Lake County IL School District #24 Millburn CAB (GO Revenue, National Insured) ¤	0.00	1-1-2024	2,000,000	1,497,140

9

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00%	2-1-2018	$3,800,000	$3,644,998
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	675,000	628,371
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2020	1,250,000	1,119,200
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2021	1,175,000	1,016,481
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2024	5,385,000	4,050,059
Lake County IL Township High School District #126 Zion-Benton CAB (GO Revenue, National Insured) ¤	0.00	2-1-2020	910,000	814,150
McHenry & Kane Counties IL Community Consolidated School District #158 (GO Revenue)	5.63	1-15-2032	2,500,000	2,900,025
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, AGM/FGIC Insured) ¤	0.00	1-1-2023	1,905,000	1,517,542
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2019	765,000	736,756
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2021	6,250,000	5,383,938
McHenry County IL Community Unit School District #12 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	1-1-2033	1,835,000	2,014,335
Metropolitan Pier & Exposition Authority Illinois CAB FSA (Tax Revenue, AGM/MBIA Insured) ¤	0.00	12-15-2029	25,700,000	13,885,967
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2026	9,015,000	5,804,398
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2031	18,560,000	8,838,458
Regional Transportation Authority Illinois (Tax Revenue, AGM Insured)	5.75	6-1-2023	400,000	480,192
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	1,815,000	1,739,968
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	2,525,000	2,091,862
Springfield IL Senior Lien Notes (Utilities Revenue, National Insured)	5.00	3-1-2024	1,425,000	1,503,090
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2023	350,000	508,361
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2026	2,355,000	1,634,558
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2027	2,435,000	1,611,240
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	16,244,200
Will County IL Community Unified School District #201 U Crete-Monee CAB (GO Revenue, National Insured) ¤	0.00	11-1-2023	1,500,000	1,157,145

				632,703,492

Indiana : 1.11%

Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	5,000,000	5,464,850
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2040	5,000,000	5,337,200
Indiana Finance Authority Environmental Duke Energy Series B (Industrial Development Revenue)	6.00	8-1-2039	2,000,000	2,300,460
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	9,970,000	10,621,540
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2040	2,470,000	2,590,289
Indiana HEFA Clarian Health Series B (Health Revenue)	5.00	2-15-2022	3,050,000	3,102,216
Indianapolis IN Local Public Improvement Bond Bank Airport Authority Project Series F (Miscellaneous Revenue, Ambac Insured)	5.00	1-1-2023	2,750,000	2,834,645

10

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Indiana (continued)

Valparaiso IN Pratt Paper LLC Project (Industrial Development Revenue)	5.88%	1-1-2024	$2,235,000	$2,556,482

				34,807,682

Iowa : 0.09%

Coralville IA Certificate of Participation Series D (Miscellaneous Revenue)	5.25	6-1-2026	2,695,000	2,684,355

Kansas : 0.99%

Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A2 (Housing Revenue, GNMA Insured)	6.70	6-1-2029	90,000	90,968
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series A (Tax Revenue) ¤	0.00	6-1-2021	4,585,000	3,360,347
Wyandotte County/Kansas City KS Sales Tax Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	97,000,000	27,726,480

				31,177,795

Kentucky : 1.52%

Kentucky EDFA Balance Norton Series B (Health Revenue, National Insured) ¤	0.00	10-1-2028	4,845,000	2,943,338
Kentucky EDFA Catholic Health Initiatives Series B (Health Revenue) ±	1.42	2-1-2046	22,715,000	22,318,850
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2024	9,260,000	6,896,663
Kentucky EDFA Series 2980 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.34	8-15-2024	10,500,000	10,500,000
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2030	2,000,000	939,800
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2031	2,780,000	1,214,221
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2032	2,500,000	1,013,925
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series C (Transportation Revenue) ±	0.00	7-1-2033	1,000,000	732,950
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series C (Transportation Revenue) ±	0.00	7-1-2034	1,505,000	1,098,770

				47,658,517

Louisiana : 1.44%

Louisiana Local Government Environmental Facilities (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2018	3,295,000	3,390,654
Louisiana Tobacco Settlement Financing Corporation Revenue Bonds Series A (Tobacco Revenue)	5.00	5-15-2025	12,500,000	12,691,125
New Orleans LA (GO Revenue, FGIC Insured)	5.50	12-1-2021	2,050,000	2,286,365
New Orleans LA Aviation Board AMT Series B (Airport Revenue)	5.00	1-1-2031	1,000,000	1,111,790
New Orleans LA Aviation Board AMT Series B (Airport Revenue, AGM Insured)	5.00	1-1-2032	9,000,000	10,066,230
New Orleans LA Aviation Board AMT Series B (Airport Revenue, AGM Insured)	5.00	1-1-2033	3,000,000	3,342,870
New Orleans LA Aviation Board AMT Series B (Airport Revenue)	5.00	1-1-2034	4,500,000	4,939,785
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	6,500,000	7,348,445

				45,177,264

Maine : 0.18%

Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, AGM Insured)	5.88	12-1-2039	5,205,000	5,692,604

11

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Maryland : 0.01%

Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A (Miscellaneous Revenue)	8.00%	8-15-2020	$296,000	$367,306

Massachusetts : 0.71%

Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2031	2,150,000	2,677,223
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	3,900,000	4,856,358
Massachusetts Educational Finance Authority Series B (Education Revenue)	5.38	1-1-2020	2,095,000	2,253,822
Massachusetts Educational Finance Authority Series E (Education Revenue, Ambac Insured)	5.30	1-1-2016	40,000	40,163
Massachusetts Educational Finance Authority Series I (Education Revenue)	6.00	1-1-2028	2,105,000	2,225,196
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2020	6,000,000	6,732,480
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2021	3,000,000	3,397,800

				22,183,042

Michigan : 5.16%

Detroit MI Distribution of State Aid (GO Revenue)	5.00	11-1-2030	2,755,000	2,926,141
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2018	3,050,000	2,614,216
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2019	3,050,000	2,467,328
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	2,070,000	1,575,270
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	9,675,000	11,108,738
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2026	1,075,000	1,235,100
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2028	1,450,000	1,638,428
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2029	1,350,000	1,511,528
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2030	1,775,000	1,977,261
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2031	1,425,000	1,583,332
Michigan Finance Authority Limited Obligation Holly Academy (Education Revenue)	6.50	10-1-2020	155,000	169,038
Michigan Finance Authority Limited Obligation Holly Academy (Education Revenue)	8.00	10-1-2040	1,175,000	1,372,424
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	7.50	12-1-2020	360,000	384,642
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.00	12-1-2030	1,135,000	1,241,838
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.25	12-1-2039	2,220,000	2,449,259
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	5.25	11-1-2015	70,000	70,091
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	6.25	11-1-2020	440,000	471,055
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D4 (Water & Sewer Revenue)	5.00	7-1-2031	6,500,000	7,096,050
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	3,250,000	3,505,255
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F (Tax Revenue)	4.50	10-1-2029	3,000,000	3,098,700
Michigan Finance Authority Refunding Notes Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	12,625,000	13,338,565
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	2,000,000	2,276,960

12

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)

Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00%	7-1-2026	$1,945,000	$2,199,250
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	2,260,000	2,541,664
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2028	3,480,000	3,894,120
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2032	5,750,000	6,277,275
Michigan Finance Authority Revenue Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	1,000,000	1,124,630
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2031	1,340,000	1,512,833
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2032	2,000,000	2,251,340
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2033	2,975,000	3,339,051
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2034	3,670,000	4,107,024
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2039	7,955,000	8,753,523
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	175,000	173,639
Michigan Municipal Bond Authority Revenue CAB Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	365,000	352,517
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	150,000	150,446
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2017	550,000	572,380
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	4.25	12-1-2016	2,770,000	2,821,467
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2015	1,480,000	1,486,660
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2017	2,475,000	2,555,363
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2023	1,185,000	1,203,071
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.63	5-1-2016	1,000,000	1,008,560
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.75	5-1-2017	450,000	458,195
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.00	5-1-2019	100,000	101,169
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	4,610,000	4,646,235
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2019	75,000	68,373
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2020	205,000	181,031
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue)	8.75	9-1-2039	3,500,000	2,274,720
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	3,745,000	2,433,950
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.50	9-1-2029	1,500,000	974,880
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy (Education Revenue)	7.00	10-1-2036	1,195,000	1,233,001
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10-1-2023	800,000	399,912
Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.38	12-1-2030	2,085,000	2,315,705
Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.63	12-1-2039	4,170,000	4,669,441
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project Series KT (Utilities Revenue)	5.63	7-1-2020	1,200,000	1,408,164
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	15,500,000	15,713,590
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	4,505,000	4,504,414

13

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)

Star International Academy Michigan (Miscellaneous Revenue)	3.15%	3-1-2016	$200,000	$200,752
Star International Academy Michigan (Miscellaneous Revenue)	3.40	3-1-2017	100,000	101,344
Wayne Charter County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	9,080,000	8,792,164
Wayne Charter County MI Airport Authority Junior Lien (Airport Revenue, National Insured)	5.00	12-1-2016	1,115,000	1,170,728

				162,083,800

Minnesota : 0.02%

Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	750,000	776,895

Mississippi : 0.29%

Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	8,155,000	9,199,737

Missouri : 0.79%

Blue Springs MO Special Obligation Tax Refunding & Improvement Adams Farm Project Series A (Tax Revenue)	4.00	6-1-2026	11,875,000	11,877,019
Independence MO Thirty-Ninth Street Transportation District Improvement Development Road Improvement Project (Tax Revenue)	6.88	9-1-2032	4,600,000	4,808,886
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	1,835,000	1,929,136
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2016	1,500,000	1,552,260
St. Louis MO IDA Convention Center Hotel (Miscellaneous Revenue, Ambac Insured) ¤	0.00	7-15-2019	2,475,000	2,237,202
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.25	7-1-2029	2,000,000	2,277,000

				24,681,503

Nebraska : 0.04%

Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,020,000	1,133,128

Nevada : 0.04%

Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2022	525,000	562,102
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2023	415,000	445,270
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2024	290,000	312,507

				1,319,879

New Hampshire : 0.06%

Manchester NH Housing & RDA CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	1-1-2021	2,375,000	1,730,401
Manchester NH Housing & RDA CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	1-1-2025	250,000	132,508

				1,862,909

New Jersey : 5.96%

Bayonne NJ School Refunding Bonds (GO Revenue, AGM Insured)	5.00	7-15-2023	2,505,000	2,926,667
New Jersey EDA Natural Gas Company Project Series C (Utilities Revenue, National Insured) ±	4.90	10-1-2040	5,680,000	5,701,868
New Jersey EDA Rowan University Student Housing Project Series A (Housing Revenue)	5.00	1-1-2024	1,150,000	1,273,533
New Jersey EDA Rowan University Student Housing Project Series A (Housing Revenue)	5.00	1-1-2025	1,300,000	1,442,077

14

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)

New Jersey EDA School Facilities Construction Project Series C (Miscellaneous Revenue) ±	1.82%	2-1-2018	$3,000,000	$2,982,840
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.57	9-1-2027	10,675,000	9,528,292
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.62	3-1-2028	40,085,000	35,486,825
New Jersey EDA Special Facility Revenue Continental Airlines Incorporated Project (Industrial Development Revenue)	4.88	9-15-2019	6,605,000	6,889,213
New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.67	6-1-2029	5,000,000	5,000,000
New Jersey TTFA (Transportation Revenue)	6.00	12-15-2038	10,425,000	11,344,277
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2028	12,400,000	6,135,768
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2029	7,500,000	3,469,425
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2030	4,375,000	1,900,019
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	4,500,000	1,829,700
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	1,300,000	731,484
New Jersey TTFA Series A (Transportation Revenue, National Insured)	5.75	6-15-2023	2,000,000	2,256,180
New Jersey TTFA Series A (Transportation Revenue, National Insured)	5.75	6-15-2025	10,000,000	11,421,100
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2038	9,990,000	10,130,160
New Jersey TTFA Series B (Transportation Revenue)	5.00	6-15-2042	10,000,000	10,083,200
New Jersey TTFA Series B (Transportation Revenue)	5.25	6-15-2036	3,435,000	3,538,771
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	8,000,000	8,423,040
Newark NJ Housing Authority Port Newark Marine Terminal Rental (Miscellaneous Revenue, National Insured)	5.00	1-1-2032	7,620,000	8,670,950
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2025	5,000,000	5,465,850
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2026	2,205,000	2,388,985
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2027	6,035,000	6,478,029
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.25	7-15-2024	1,325,000	1,470,684
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2025	385,000	420,870
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2026	395,000	427,959
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2027	405,000	434,731
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.25	7-15-2024	375,000	416,231
Rutgers NJ State University Series L (Education Revenue)	5.00	5-1-2033	3,560,000	4,081,398
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2023	1,500,000	1,654,575
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2024	4,500,000	4,973,670
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2025	3,400,000	3,736,498
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2026	3,920,000	4,284,795

				187,399,664

New Mexico : 0.34%

New Mexico Mortgage Finance Authority SFMR Class I (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	775,000	826,499
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.88	11-1-2039	10,000,000	9,997,300

				10,823,799

New York : 10.38%

Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	3,500,000	3,929,905
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	8.25	2-1-2041	9,890,000	11,408,115
Metropolitan Transportation Authority New York Series 2008-C (Transportation Revenue)	6.50	11-15-2028	8,000,000	9,358,400
Metropolitan Transportation Authority New York Series D-1 (Transportation Revenue)	5.25	11-15-2044	42,180,000	48,225,238

15

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)

Metropolitan Transportation Authority New York Services Contract Series 7 (Transportation Revenue)	5.63%	7-1-2016	$790,000	$811,867
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	0.93	5-1-2018	2,245,000	2,245,112
New York Dormitory Authority Series B (Tax Revenue)	5.75	3-15-2036	10,000,000	11,437,900
New York Energy R&D Authority Brooklyn Union Gas Company Series B (Utilities Revenue) (x)	13.45	7-1-2026	4,300,000	4,344,634
New York Energy R&D Authority Linked SAVRS & Residual Interest Bonds Brooklyn (Utilities Revenue)	6.95	7-1-2026	2,600,000	2,613,494
New York NY Housing Development Corporation 8 Spruce Street Class E (Housing Revenue)	3.50	2-15-2048	3,000,000	3,110,010
New York NY Housing Development Corporation Mortgage Refunding Bond 8 Spruce Street Class F (Housing Revenue)	4.50	2-15-2048	3,500,000	3,709,615
New York NY IDA John F. Kennedy International Airport Project Series B (Industrial Development Revenue) ±	2.00	8-1-2028	5,400,000	5,408,154
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA (Water & Sewer Revenue)	5.00	6-15-2044	17,400,000	19,097,544
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.00	6-15-2044	30,265,000	33,452,510
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.25	6-15-2044	9,800,000	11,040,092
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	13,034,764
New York NY Municipal Water Finance Authority 2nd General Resolution Series FF (Water & Sewer Revenue)	5.00	6-15-2045	10,765,000	11,871,319
New York NY Municipal Water Finance Authority Series 2009-A (Water & Sewer Revenue)	5.75	6-15-2040	5,000,000	5,587,450
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.00	6-15-2038	36,650,000	38,932,562
New York NY Municipal Water Finance Authority Water & Sewer System Series DD (Water & Sewer Revenue)	5.00	6-15-2026	3,255,000	3,806,918
New York NY Series F-1 (GO Revenue)	5.00	3-1-2032	3,000,000	3,432,840
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue)	5.75	1-15-2039	2,500,000	2,848,250
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I (Tax Revenue)	5.00	5-1-2033	5,395,000	6,189,090
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bonds Series A (Tax Revenue)	5.00	8-1-2031	17,075,000	19,895,107
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	20,960,000	20,936,315
New York Urban Development Corporation Personal Income Tax Series A Group B (Tax Revenue)	5.00	3-15-2031	14,420,000	16,688,554
Niagara Falls NY Public Improvement Project (GO Revenue, National Insured)	7.50	3-1-2016	685,000	703,461
Niagara Falls NY Public Improvement Project (GO Revenue, National Insured)	7.50	3-1-2016	65,000	66,999
Port Authority of New York & New Jersey Special Obligation JFK International Airport Terminal 6 (Airport Revenue, National Insured)	5.75	12-1-2025	4,000,000	4,011,760
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	4.50	6-1-2026	520,000	568,350
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	5.00	6-1-2025	500,000	566,565
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	1,750,000	1,873,428
Westchester County NY Local Development Pace University Series B (Education Revenue) ø	0.95	5-1-2044	5,000,000	5,000,000

				326,206,322

North Carolina : 0.62%

North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	1-1-2026	1,250,000	1,433,900
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	1-1-2024	2,000,000	2,374,200

16

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
North Carolina (continued)

North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)	6.00%	12-1-2029	$5,000,000	$5,792,650
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)	6.25	12-1-2033	8,500,000	9,913,720

				19,514,470

Ohio : 2.68%

Akron OH Sewer System (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2016	1,500,000	1,572,375
Allen County OH Catholic Healthcare Series B (Health Revenue)	5.25	9-1-2027	3,825,000	4,367,997
Cleveland OH Airport System Revenue Series A (Airport Revenue)	5.00	1-1-2025	4,015,000	4,535,464
Cleveland OH Airport System Revenue Series A (Airport Revenue, AGM Insured)	5.00	1-1-2031	3,600,000	3,981,600
Kings OH Local School District (GO Revenue, National/FGIC Insured)	7.50	12-1-2016	435,000	455,536
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, National Insured)	6.25	4-1-2020	2,500,000	2,760,200
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	5,000,000	5,045,850
Ohio Enterprise Bond Toledo Series 2A (Industrial Development Revenue)	5.50	12-1-2019	1,625,000	1,772,696
Ohio Private Activity Revenue AMT Portsmouth Bypass Project (Industrial Development Revenue)	5.00	12-31-2025	1,820,000	2,079,332
Ohio Private Activity Revenue AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2026	1,500,000	1,736,790
Ohio Private Activity Revenue AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2028	1,600,000	1,813,696
Ohio Private Activity Revenue AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2030	2,250,000	2,508,930
Ohio Private Activity Revenue AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2035	12,000,000	13,091,880
Ohio Private Activity Revenue AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2039	2,500,000	2,725,350
Ohio Turnpike Commission CAB Series A-4 (Transportation Revenue) ±	0.00	2-15-2034	8,500,000	7,266,735
Ohio Water Development Authority Pollution Control AMT Series C (Industrial Development Revenue) ±	3.95	11-1-2032	8,000,000	8,073,360
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	18,000,000	18,352,980
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	1,900,000	2,027,832

				84,168,603

Oklahoma : 0.27%

McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, State Street Bank & Trust Company LOC, National Insured)	6.00	1-1-2023	4,220,000	4,639,173
Tulsa OK Airports Improvement Trust AMT Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2035	1,055,000	1,134,790
Tulsa OK Airports Improvement Trust AMT Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2045	2,500,000	2,655,125

				8,429,088

Oregon : 0.56%

Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	4,500,000	5,548,005
Oregon Department of Administration Lottery Services Series D (Miscellaneous Revenue)	5.00	4-1-2028	10,000,000	12,136,000

				17,684,005

17

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania : 6.99%

Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63%	8-15-2039	$5,130,000	$5,738,521
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.53	11-1-2039	20,000,000	20,177,800
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,000,000	2,110,100
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	1,115,000	1,118,858
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-2032	13,610,000	16,628,154
Delaware Valley PA Regional Finance Authority Local Government Series C (Miscellaneous Revenue, Ambac Insured)	7.75	7-1-2027	4,160,000	5,923,466
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,420,000	19,442,265
Luzerne County PA Series E (GO Revenue, AGM Insured)	8.00	11-1-2027	135,000	159,112
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue) %%	5.00	4-1-2024	1,540,000	1,690,920
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue) %%	5.00	4-1-2025	1,625,000	1,778,498
Montgomery County PA IDA Exelon Generation Company LLC Project Series A (Industrial Development Revenue) ±	2.55	12-1-2029	15,530,000	15,553,606
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.50	10-1-2030	10,625,000	10,640,725
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.60	3-1-2034	6,500,000	6,513,390
Penn Hills Municipality PA Series B (GO Revenue, Ambac Insured) ¤	0.00	12-1-2017	1,000,000	959,080
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2034	7,700,000	8,248,702
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2015	9,250,000	9,311,050
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2025	3,790,000	2,697,305
Pennsylvania HFA Single Family Mortgage Revenue Bonds AMT Series A (Housing Revenue)	4.70	10-1-2037	3,655,000	3,678,831
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2024	3,000,000	3,382,770
Pennsylvania Second Series (GO Revenue)	5.00	10-15-2031	10,000,000	11,396,500
Pennsylvania Second Series (GO Revenue)	5.00	10-15-2032	15,000,000	17,026,050
Pennsylvania Turnpike Commission Motor License Series B1 (Transportation Revenue)	5.00	12-1-2040	12,410,000	13,422,904
Philadelphia PA Airport Revenue Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2032	12,220,000	12,718,943
Philadelphia PA Airport Revenue Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2037	10,000,000	10,370,900
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	2,000,000	2,227,120
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	290,000	313,722
Philadelphia PA Water & Wastewater Revenue Bonds Series A (Water & Sewer Revenue)	5.00	7-1-2033	8,000,000	9,154,560
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2022	2,000,000	2,302,640
Wilkes Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2022	1,600,000	1,672,240
York County PA IDA Philadelphia Electric Company Project Series A (Industrial Development Revenue) ±	2.55	6-1-2036	3,390,000	3,408,984

				219,767,716

Puerto Rico : 1.02%

Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	7,100,000	7,190,951
Puerto Rico Electric Power Authority Refunding Bond Series MM (Utilities Revenue, National Insured)	5.00	7-1-2017	150,000	151,871

18

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)

Puerto Rico Government Development Bank Series 1985 (Miscellaneous Revenue, National Insured)	4.75%	12-1-2015	$5,000,000	$5,011,050
Puerto Rico Highway & Transportation Authority Series AA (Transportation Revenue, National Insured)	5.50	7-1-2020	3,015,000	3,029,985
Puerto Rico Highway & Transportation Authority Series Y (Tax Revenue, AGM Insured)	6.25	7-1-2021	9,000,000	9,270,000
Puerto Rico Highway & Transportation Authority Series Z (Tax Revenue, AGM Insured)	6.00	7-1-2018	5,570,000	5,734,148
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series 2011-B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	3,300,000	544,500
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series 2011-B (Tax Revenue, Government Development Bank for Puerto Rico SPA) (s)	6.00	8-1-2024	7,000,000	1,155,000

				32,087,505

Rhode Island : 0.39%

Narragansett Bay RI Commission Wastewater System Revenue Bonds Series A (Water & Sewer Revenue)	5.00	2-1-2031	3,685,000	4,242,209
Narragansett Bay RI Commission Wastewater System Revenue Bonds Series A (Water & Sewer Revenue)	5.00	2-1-2033	4,065,000	4,640,767
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	3,335,000	3,340,336

				12,223,312

South Carolina : 1.13%

Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (Industrial Development Revenue)	6.75	5-1-2017	400,000	437,236
Cherokee County SC Scago Educational Facilities Corporation Cherokee School District #1 Series B (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2026	2,295,000	2,367,843
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	121,679	115,899
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	164,621	125,013
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	181,929	123,548
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2021	2,870,000	3,014,160
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2022	905,000	950,015
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2023	6,950,000	7,289,021
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, AGM Insured)	6.00	12-1-2031	2,890,000	3,091,404
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	760,000	766,118
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	1-1-2019	210,000	248,844
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10	10-1-2029	1,875,000	2,004,506
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	1,500,000	1,645,170
South Carolina Public Service Authority Revenue Series A (Utilities Revenue)	5.00	12-1-2050	6,500,000	7,016,620
South Carolina Public Service Authority Revenue Series C (Utilities Revenue)	5.00	12-1-2031	5,500,000	6,257,680

				35,453,077

19

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
South Dakota : 0.43%

Rapid City SD Series A (Airport Revenue)	6.75%	12-1-2031	$1,020,000	$1,142,461
Rapid City SD Series A (Airport Revenue)	7.00	12-1-2035	750,000	843,533
South Dakota EDFA Pooled Loan Program Spearfish Forest Series A (Miscellaneous Revenue)	5.88	4-1-2028	2,350,000	2,406,659
South Dakota HEFA Regional Health (Health Revenue)	4.25	9-1-2024	3,400,000	3,613,214
South Dakota HEFA Sanford Health Project (Health Revenue)	5.50	11-1-2040	5,000,000	5,548,300

				13,554,167

Tennessee : 0.43%

Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2022	3,090,000	3,474,427
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,485,000	1,720,580
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2025	6,385,000	7,272,770
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2027	1,000,000	1,130,320

				13,598,097

Texas : 9.49%

Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2039	8,000,000	8,772,880
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	3,500,000	3,812,725
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Education Revenue)	7.75	8-15-2041	2,000,000	2,021,260
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue, National Insured)	4.25	1-1-2016	440,000	444,545
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2025	2,000,000	2,241,220
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2033	2,740,000	2,959,721
Clifton TX Higher Educational Finance Corporation Series A (Education Revenue)	5.75	8-15-2038	2,000,000	2,063,700
Dallas TX (GO Revenue)	5.00	2-15-2026	10,900,000	13,085,341
Dallas TX Independent School District School Building (GO Revenue, Permanent School Fund Insured)	6.38	2-15-2034	10,000,000	11,324,100
Dallas-Fort Worth TX International Airport Facilities Series 2001-A1 (Industrial Development Revenue)	6.15	1-1-2016	6,065,000	6,074,037
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ¤	0.00	10-1-2029	1,015,000	823,683
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ¤	0.00	10-1-2030	2,000,000	1,612,020
Gulf Coast TX IDA (Industrial Development Revenue, BNP Paribas LOC) ø	0.65	11-1-2019	4,850,000	4,850,000
Houston TX Airport System Revenue AMT Series B2 (Airport Revenue)	5.00	7-15-2020	1,350,000	1,445,324
Houston TX Airport System Revenue AMT Series C (Airport Revenue)	5.00	7-15-2020	1,250,000	1,321,863
Houston TX Housing Finance Corporation Cullen Park Apartments Series A (Housing Revenue, FNMA LIQ)	5.70	12-1-2033	965,000	973,994
Houston TX Water Conveyance Systems Certificate of Participation Series H (Miscellaneous Revenue, Ambac Insured)	7.50	12-15-2015	1,400,000	1,415,946
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	6.25	8-15-2021	3,660,000	4,348,592
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	7.50	8-15-2041	6,500,000	8,029,190
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	330,000	344,009
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	2,255,000	2,383,310
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	4,495,000	4,750,766
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue)	6.75	10-1-2032	1,940,000	2,007,900

20

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)

Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00%	5-15-2033	$2,475,000	$2,784,920
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2036	8,855,000	9,893,780
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Education Revenue)	6.00	8-15-2032	1,750,000	1,806,560
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Education Revenue)	6.00	8-15-2042	2,330,000	2,405,166
North Texas Tollway Authority Second Tier Revenue Series A (Transportation Revenue)	5.00	1-1-2032	4,000,000	4,487,360
North Texas Tollway Authority Second Tier Revenue Series A (Transportation Revenue)	5.00	1-1-2035	4,000,000	4,427,200
Port Houston TX Authority Series D-1 (GO Revenue)	5.00	10-1-2035	10,000,000	11,590,500
Port of Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010-A (Industrial Development Revenue) ø	0.30	4-1-2040	10,000,000	10,000,000
Port Arthur TX Navigation District Motiva Enterprises Project (Industrial Development Revenue) ø	0.30	11-1-2040	10,000,000	10,000,000
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2022	1,735,000	1,815,001
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2023	1,000,000	1,043,130
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2024	750,000	780,870
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Program Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured)	6.00	2-1-2036	215,097	221,920
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Program Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured)	6.30	10-1-2035	140,161	143,128
Tarrant County TX Cultural Education Facilities Buckingham Senior Living Community Incorporated (Health Revenue)	3.88	11-15-2020	2,000,000	2,007,280
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	5-15-2017	1,400,000	1,449,826
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.27	11-15-2029	13,047,210	13,047,210
Tarrant County TX Cultural Education Facilities Finance Corporation Series B (Health Revenue)	5.00	11-15-2030	4,000,000	4,275,160
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Health Revenue)	5.00	2-15-2023	9,900,000	10,484,001
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2023	9,340,000	10,952,271
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.49	9-15-2017	8,405,000	8,405,000
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	20,500,000	23,195,955
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue (Utilities Revenue)	5.00	12-15-2023	11,250,000	12,815,550
Texas Municipal Gas Acquisition & Supply Corporation Sub Lien Series C (Utilities Revenue) ±	1.68	12-15-2026	28,780,000	25,417,057
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	6.75	6-30-2043	4,000,000	4,850,600
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	12,500,000	15,519,375
Texas Transportation Commission Highway Improvement (Miscellaneous Revenue)	5.00	4-1-2028	7,280,000	8,675,576
Texas Transportation Commission Mobility Fund (Miscellaneous Revenue)	5.00	10-1-2026	7,100,000	8,559,121
Travis County TX Housing Finance Corporation Series A (Housing Revenue, GNMA Insured)	4.63	10-1-2034	297,308	300,043

				298,459,686

21

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Utah : 0.50%

Spanish Fork City UT Charter School American Leadership Academy (Education Revenue) 144A	5.55%	11-15-2021	$1,160,000	$1,177,736
Utah County UT Charter School Ronald Wilson Reagan Series A (Education Revenue)	5.75	2-15-2022	640,000	663,635
Utah State Charter School Finance Authority Early Light Academy Project (Education Revenue)	8.50	7-15-2046	6,480,000	7,391,801
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2030	2,015,000	2,183,555
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2041	3,910,000	4,233,904

				15,650,631

Vermont : 1.44%

Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.32	12-3-2035	16,800,000	16,799,664
Vermont Student Assistance Corporation Education Loan Revenue Series Class B (Education Revenue) ±	1.20	6-2-2042	28,206,425	28,440,256

				45,239,920

Virgin Islands : 0.30%

Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2018	8,860,000	9,574,293

Virginia : 0.50%

Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2018	2,025,000	2,053,411
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2019	1,590,000	1,608,206
Dulles VA Town Center CDA (Miscellaneous Revenue)	5.00	3-1-2021	1,395,000	1,463,020
Dulles VA Town Center CDA (Miscellaneous Revenue)	5.00	3-1-2022	1,100,000	1,155,979
Fairfax County VA Redevelopment & Housing Authority Housing for the Elderly Series A (Housing Revenue, FHA Insured)	6.00	9-1-2016	210,000	210,821
Marquis VA CDA CAB Series C (Tax Revenue) (i)¤	0.00	9-1-2041	1,824,000	249,140
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,310,000	1,177,114
Prince William County VA County Facilities (Miscellaneous Revenue)	5.00	10-1-2024	2,560,000	3,112,218
Riverside VA Regional Jail Authority (Miscellaneous Revenue)	5.00	7-1-2025	3,435,000	4,050,002
Virginia Resources Authority Unrefunded Balance Series A (Utilities Revenue, National Insured)	5.50	5-1-2016	30,000	30,135
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	733,000	738,351

				15,848,397

Washington : 2.43%

Spokane WA Housing Finance Commission Riverview Retirement Community Project (Health Revenue)	5.00	1-1-2023	1,725,000	1,865,277
Washington Health Care Facilities Authority Central Washington (Health Revenue)	7.00	7-1-2039	5,000,000	6,075,300
Washington Series B (GO Revenue)	5.00	2-1-2033	15,995,000	18,624,898
Washington Series R (Miscellaneous Revenue)	5.00	7-1-2028	24,640,000	29,497,037
Washington Series R (GO Revenue)	5.00	7-1-2032	17,500,000	20,431,950

				76,494,462

West Virginia : 0.08%

West Virginia Hospital Finance Authority Improvement Series D (Health Revenue, AGM Insured)	5.50	6-1-2033	2,305,000	2,538,059

Wisconsin : 0.65%

Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.00	8-1-2033	2,120,000	2,353,009
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	4,650,000	5,244,177
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2030	1,395,000	1,547,850

22

Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin (continued)

Wisconsin HEFA Aurora Health Care Incorporated Series A (Health Revenue)	5.25%	4-15-2024	$1,025,000	$1,147,026
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)	0.17	6-1-2019	5,300,000	5,121,125
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.00	8-1-2023	470,000	506,120
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,430,000	1,581,208
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.00	8-1-2043	1,575,000	1,766,174
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	940,000	1,061,175

				20,327,864

Wyoming : 0.39%

Sweetwater County WY Pollution Control Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø	0.31	1-1-2017	10,000,000	10,000,000
West Park Hospital District Wyoming Series B (Health Revenue)	6.50	6-1-2027	500,000	578,870
Wyoming CDA (Education Revenue)	6.50	7-1-2043	1,600,000	1,808,000

				12,386,870

Total Municipal Obligations (Cost $2,989,708,772)				3,107,122,267

	Yield		Shares
Short-Term Investments : 0.34%

Investment Companies : 0.27%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		8,549,351	8,549,351

			Principal
U.S. Treasury Securities : 0.07%

U.S. Treasury Bill #(z)	0.00	12-17-2015	$2,150,000	2,150,052

Total Short-Term Investments (Cost $10,699,385)				10,699,403

Total investments in securities (Cost $3,000,408,157)*	99.16%	3,117,821,670

Other assets and liabilities, net	0.84	26,346,215

Total net assets	100.00%	$3,144,167,885

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(h)	Underlying security in an inverse floater structure
(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(x)	Inverse floating rate security
%%	The security is issued on a when-issued basis.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

23

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Municipal Bond Fund

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $3,001,531,106 and unrealized gains (losses) consists of:

Gross unrealized gains	$147,948,627
Gross unrealized losses	(31,658,063)

Net unrealized gains	$116,290,564

Abbreviations:

ACA	ACA Financial Guaranty Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Farm Service Agency
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MBIA	Municipal Bond Insurance Association
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
R&D	Research & development
RDA	Redevelopment Authority
SAVRS	Select auction variable rate securities
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

24

Wells Fargo Advantage Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction as a secured borrowing and records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

1

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Municipal obligations	$0	$3,107,122,267	$0	$3,107,122,267

Short-term investments

Investment companies	8,549,351	0	0	8,549,351

U.S. Treasury securities	2,150,052	0	0	2,150,052

	10,699,403	3,107,122,267	0	3,117,821,670
Futures contracts	0	341,406	0	341,406

Total assets	$10,699,403	$3,107,463,673	$0	$3,118,163,076

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

During the three months ended September 30, 2015, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At September 30, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at September 30, 2015	Unrealized losses
12-21-2015	JPMorgan	600 Short	U.S. Treasury Bonds	$94,406,250	$(776,140)
12-21-2015	JPMorgan	50 Short	10-Year U.S. Treasury Notes	6,436,719	(19,626)

2

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.42%

Alabama : 1.25%

Alabama 21st Century Authority Tobacco Settlement Revenue Series A (Tobacco Revenue)	5.00%	6-1-2017	$3,000,000	$3,206,850
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.50	11-15-2038	15,000,000	15,001,200
Jefferson County AL Sewer Revenue Warrants Series D (Water & Sewer Revenue)	5.00	10-1-2018	1,890,000	2,055,318
Jefferson County AL Warrants Series C (GO Revenue)	4.90	4-1-2021	31,160,000	33,260,184
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Plant (Industrial Development Revenue) ±%%	0.32	7-15-2034	23,500,000	23,500,000

				77,023,552

Alaska : 0.16%

Alaska Housing Finance Corporation Series A2 (Housing Revenue)	4.55	12-1-2020	1,175,000	1,218,287
Alaska IDA Snettisham Hydroelectric Project (Utilities Revenue)	5.00	1-1-2021	1,400,000	1,550,864
Alaska International Airport Refunding Bond Series D (Airport Revenue, National Insured)	5.00	10-1-2018	2,235,000	2,341,207
Valdez AK Marine Terminal Revenue BP Pipelines Project Series B (Industrial Development Revenue)	5.00	1-1-2016	4,550,000	4,602,462

				9,712,820

Arizona : 1.79%

Arizona Board of Regents Certificate of Participation Series A (Education Revenue)	5.00	6-1-2021	3,000,000	3,518,580
Arizona Navajo Tribal Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	16,171,000	16,543,742
Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water & Sewer Revenue)	4.75	10-1-2032	1,105,000	1,123,675
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	3.00	7-1-2017	3,500,000	3,643,080
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2017	32,500,000	34,959,600
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2018	6,100,000	6,766,059
Maricopa County AZ PCR Series A (Utilities Revenue) ±	2.40	6-1-2043	9,300,000	9,345,756
Maricopa County AZ PCR Series B (Utilities Revenue)	5.20	6-1-2043	2,500,000	2,767,175
Phoenix AZ IDA Various Republic Services Incorporated Projects (Industrial Development Revenue) ±	0.60	12-1-2035	21,000,000	21,000,000
Pima County AZ IDA Constellation Schools Project Series A (Miscellaneous Revenue)	6.38	1-1-2019	1,655,000	1,702,449
Scottsdale AZ IDA Scottsdale Healthcare Series D (Health Revenue)	5.00	9-1-2017	2,000,000	2,130,600
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO Revenue) 144A	4.00	7-15-2016	1,280,000	1,295,424
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO Revenue) 144A	4.00	7-15-2017	1,365,000	1,389,788
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO Revenue) 144A	4.00	7-15-2018	1,245,000	1,268,008
Yavapai County AZ IDA Waste Management Incorporated Project Series A2 (Resource Recovery Revenue) ±	1.60	3-1-2028	2,500,000	2,499,650

				109,953,586

California : 6.47%

Alameda County CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2016	8,845,000	8,791,930
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series B (Transportation Revenue) ±	1.50	4-1-2047	11,900,000	12,024,712
California (GO Revenue) ±	4.00	12-1-2027	55,200,000	58,209,504
California Golden State Tobacco Securitization Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) ø144A	0.57	6-1-2047	31,160,000	31,160,000
California HFA Home Mortgage Series G (Housing Revenue)	4.95	8-1-2023	9,000,000	9,244,710
California Infrastructure & Economic Development Bank Museum Art Project Series A (Miscellaneous Revenue) ±	1.89	12-1-2037	12,000,000	12,326,280

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

California Infrastructure & Economic Development Bank Series A (Education Revenue) ±	1.02%	8-1-2037	$25,460,000	$25,326,590
California PCFA Solid Waste Disposal Waste Management Project Series A (Resource Recovery Revenue) ±	1.65	7-1-2031	6,000,000	6,003,120
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) ø144A	0.20	8-1-2027	5,000,000	5,000,000
California Refunding Bond Series B (GO Revenue) ±	0.77	5-1-2017	7,000,000	7,034,090
California Series B (GO Revenue) ±	0.92	5-1-2018	6,000,000	6,053,340
California Series D (GO Revenue) ±	0.84	12-1-2028	27,000,000	27,254,880
California Series E (GO Revenue) ±	0.97	12-1-2029	18,000,000	18,286,920
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.48	7-1-2041	14,850,000	14,850,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.44	7-1-2040	5,425,000	5,425,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.48	7-1-2040	3,500,000	3,500,000
Chino Ontario Upland CA Water Facilities Authority Certificate of Participation Agua de Lejos Project (Water & Sewer Revenue, National Insured)	5.20	10-1-2015	170,000	170,019
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2017	1,765,000	1,907,647
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2018	1,985,000	2,213,454
Chula Vista CA Industrial Development Revenue San Diego Gas & Electric Company Series A (Utilities Revenue)	1.65	7-1-2018	5,570,000	5,574,735
Compton CA Unified School District CAB Election of 2002 Series D (GO Revenue, Ambac Insured) ¤	0.00	6-1-2017	3,070,000	3,006,113
El Monte CA Union High School District (GO Revenue) %%	5.00	6-1-2018	5,840,000	6,317,011
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00	1-15-2053	24,435,000	25,851,986
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	17,000,000	17,310,250
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2018	1,000,000	1,097,330
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2019	1,000,000	1,118,590
Oakland CA Unified School District Alameda County Refunding Bond (GO Revenue, National Insured)	5.00	8-1-2016	3,030,000	3,145,382
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO Revenue, National Insured) ¤	0.00	8-1-2019	2,215,000	2,079,398
Palomar CA Pomerado Health Care District Certificate of Participation Series C (Health Revenue, AGM Insured) ±(m)	1.61	11-1-2036	18,500,000	18,500,000
Palomar CA Pomerado Health PFOTER Series 4683 (GO Revenue, National Insured, Bank of America NA LIQ) ø144A	0.30	8-1-2037	31,250,000	31,250,000
Palomar Pomerado CA Health ROC (GO Revenue, National Insured, Citibank NA LIQ) ø144A	0.22	2-1-2016	6,000,000	6,000,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.00	12-1-2016	1,730,000	1,799,027
San Ysidro CA School District (GO Revenue, AGM Insured) ¤	0.00	8-1-2047	2,010,000	260,999
South San Francisco CA Unified School District BAN Series D (GO Revenue) ¤	0.00	5-15-2017	20,000,000	19,748,200

				397,841,217

Colorado : 0.40%

Aurora CO E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2018	2,000,000	1,911,080
Aurora CO E-470 Public Highway Authority Senior Series CD-2 (Transportation Revenue, National Insured) ±	1.77	9-1-2039	15,325,000	15,391,357
Colorado Housing & Finance Authority Traditions Englewood Project (Housing Revenue)	0.90	12-1-2017	7,000,000	7,012,880

				24,315,317

Connecticut : 4.50%

Connecticut Economic Recovery Notes Series A (Miscellaneous Revenue) ±	0.27	1-1-2017	10,210,000	10,185,190
Connecticut Economic Recovery Notes Series A (Miscellaneous Revenue) ±	0.37	1-1-2018	9,810,000	9,721,710

2

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Connecticut (continued)

Connecticut Economic Recovery Notes Series A-3 (GO Revenue) ±	0.28%	7-1-2017	$11,600,000	$11,600,000
Connecticut Economic Recovery Notes Series A-4 (GO Revenue) ø	0.28	1-1-2018	23,625,000	23,625,000
Connecticut Health & HEFAR Yale University Issue Series A (Education Revenue) ±	1.38	7-1-2035	12,500,000	12,637,000
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2016	2,380,000	2,457,421
Connecticut HEFA Series 2010A-4 (Education Revenue) ±	1.20	7-1-2049	33,080,000	33,039,312
Connecticut HEFA Yale University Series X-2 (Education Revenue) ±	0.90	7-1-2037	34,000,000	33,932,000
Connecticut HFA Series A2 (Housing Revenue, JPMorgan Chase & Company SPA) ±	0.01	5-15-2039	23,120,000	23,120,000
Connecticut Securities Industry and Financial Market Association Index Refunding Notes (Miscellaneous Revenue) ±	1.12	5-15-2019	3,500,000	3,521,105
Connecticut Series A (Miscellaneous Revenue) ±	0.57	3-1-2019	3,200,000	3,169,440
Connecticut Series A (Miscellaneous Revenue) ±	0.67	3-1-2020	7,580,000	7,503,669
Connecticut Series A (Miscellaneous Revenue) ±	0.70	4-15-2017	4,700,000	4,714,852
Connecticut Series A (Miscellaneous Revenue) ±	0.79	5-15-2017	17,000,000	17,035,530
Connecticut Series A (GO Revenue) ±	0.94	5-15-2018	17,740,000	17,813,266
Connecticut Series A (Miscellaneous Revenue) ±	1.12	4-15-2019	5,600,000	5,645,472
Connecticut Series A (Miscellaneous Revenue) ±	1.37	3-1-2019	21,500,000	21,480,435
Connecticut Series C (Miscellaneous Revenue) ±	0.67	5-15-2016	5,000,000	5,010,550
Connecticut Series D (GO Revenue) ±	0.54	9-15-2017	1,500,000	1,493,280
Connecticut State HEFA Hartford Healthcare Series G (Health Revenue) ±	1.08	7-1-2049	10,000,000	10,013,900
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2017	1,500,000	1,599,000
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2018	1,000,000	1,095,380
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2018	650,000	717,977
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2019	700,000	790,153
Hartford CT Series B (GO Revenue, AGM Insured)	5.00	10-1-2018	1,000,000	1,123,090
Mohegan Tribe of Indians of Connecticut (Miscellaneous Revenue)	2.65	12-15-2015	1,366,000	1,368,882
Mohegan Tribe of Indians of Connecticut (Miscellaneous Revenue)	2.65	12-15-2017	8,230,000	8,409,579
New Haven CT Series A (GO Revenue, AGM Insured)	3.00	11-1-2019	3,405,000	3,586,725

				276,409,918

Delaware : 0.04%

Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	4.00	7-1-2016	1,045,000	1,060,079
Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	5.00	7-1-2017	1,225,000	1,280,591

				2,340,670

District of Columbia : 0.39%

District of Columbia Income Tax Secured Refunding Bond Series E (Tax Revenue) ±	0.77	12-1-2017	13,000,000	12,895,870
District of Columbia Water & Sewer Authority Public Utility District Series B2 (Water & Sewer Revenue) ±	0.60	10-1-2040	11,100,000	11,109,213

				24,005,083

Florida : 5.32%

Brevard County FL HCFR Refunding Bond Health First Incorporated Series A (Health Revenue)	5.00	4-1-2018	1,140,000	1,238,542
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	5,695,000	6,051,849
Escambia County FL Gulf Power Company Project (Resource Recovery Revenue) ±	1.40	4-1-2039	9,500,000	9,559,185
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.75	12-1-2020	15,100,000	15,134,579
Highlands County FL Health Facilities Authority Adventist Health Series B (Health Revenue)	5.00	11-15-2020	1,000,000	1,006,210
Highlands County FL Health Facilities Authority Adventist Health Series I (Health Revenue)	4.50	11-15-2015	4,625,000	4,650,253
Hillsborough County FL School Board Refunding Bond (Tax Revenue, Ambac Insured)	5.00	10-1-2015	3,365,000	3,365,404
Hillsborough County FL School Board Refunding Bond (Tax Revenue, Ambac Insured)	5.00	10-1-2016	7,325,000	7,326,026

3

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)

Jacksonville FL Sales Refunding Bond Better Jacksonville (Tax Revenue)	5.00%	10-1-2017	$2,000,000	$2,170,100
Lee County FL IDA Alliance Community Project (Health Revenue)	5.00	11-15-2016	1,000,000	1,042,530
Miami Beach FL Health Facilities Refunding Bond Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2015	1,000,000	1,002,540
Miami Beach FL Health Facilities Refunding Bond Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2016	1,500,000	1,530,375
Miami Beach FL Health Facilities Refunding Bond Mount Sinai Medical Center (Health Revenue)	4.00	11-15-2017	1,750,000	1,833,353
Miami FL Refunding Bond Homeland Defense (GO Revenue, National Insured)	5.00	1-1-2017	5,000,000	5,245,750
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,600,000	1,636,960
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	0.50	3-8-2030	4,995,000	4,995,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	0.52	10-13-2023	6,670,000	6,670,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	0.55	8-1-2028	13,175,000	13,175,000
Miami-Dade County FL School Board Certificate of Participation Series 4 (Miscellaneous Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) ø144A	0.40	9-25-2024	37,705,000	37,705,000
Miami-Dade County FL School Board Certificate of Participation Series 5 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) ø144A	0.45	5-1-2037	26,735,000	26,735,000
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	8-1-2021	18,375,000	18,816,184
Miami-Dade County FL School Board Certificate of Participation Series B (Miscellaneous Revenue, AGM Insured)	5.00	5-1-2016	1,400,000	1,439,312
Miami-Dade County FL School Board Certificate of Participation Series B (Miscellaneous Revenue) ±	5.00	5-1-2032	17,500,000	17,948,875
Miami-Dade County FL School Board Foundation Incorporated (Miscellaneous Revenue, Dexia Credit Local LOC, National Insured, Dexia Credit Local LIQ) ø144A	0.02	5-1-2031	16,530,000	16,530,000
Miami-Dade County FL School Board Master Equipment Lease 2 (Miscellaneous Revenue)	3.59	3-3-2016	1,294,769	1,306,189
Miami-Dade County FL Transit System (Transportation Revenue, AGM Insured, Morgan Stanley Bank LIQ) ø144A	0.24	7-1-2042	5,000,000	5,000,000
Mid-Bay Bridge Authority Series C (Transportation Revenue)	5.00	10-1-2019	675,000	750,452
Mid-Bay Bridge Authority Series C (Transportation Revenue)	5.00	10-1-2020	785,000	883,525
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10-1-2015	1,905,000	1,905,248
Orange County FL Health Facilities Authority Lakeside Health Facility (Health Revenue, SunTrust Bank LOC) ø	0.26	7-1-2027	2,500,000	2,500,000
Orange County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	8-1-2016	600,000	623,262
Palm Beach County FL HCFR ACTS Retirement Life Series B (Health Revenue)	5.00	11-15-2020	6,300,000	6,573,420
Palm Beach County FL HCFR Jupiter Medical Center Project Series A (Health Revenue)	4.00	11-1-2018	1,235,000	1,307,902
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.28	8-1-2029	47,500,000	47,500,000
Sarasota County FL Educational Facilities School Arts & Sciences Project (Education Revenue)	5.20	7-1-2017	330,000	339,032
South Lake County FL Hospital District (Health Revenue)	5.00	10-1-2015	920,000	920,101
Space Coast Infrastructure Agency I-95 Brevard County FL Project (Industrial Development Revenue)	4.00	6-15-2017	14,865,000	15,577,479
St. Johns County FL School Board Refunding Bond Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2020	2,010,000	2,326,535
St. Johns County FL School Board Refunding Bond Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2021	1,670,000	1,959,311
Sunshine Florida Governmental Funding Commission Miami-Dade County Project Series A (Miscellaneous Revenue)	5.00	9-1-2016	3,675,000	3,830,526
Tampa Bay FL Water Regional Water Refunding Bond (Water & Sewer Revenue)	5.00	10-1-2015	2,500,000	2,500,350
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2015	12,905,000	12,906,420

4

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)

Volusia County FL School Board (Tax Revenue, National Insured)	5.00%	10-1-2016	$1,000,000	$1,024,050
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	10,000,000	10,368,900

				326,910,729

Georgia : 1.67%

Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	1.63	11-1-2038	21,500,000	22,044,165
Bartow County GA Development Authority Georgia Power Company Bowen Project (Utilities Revenue) ±	2.70	8-1-2043	20,000,000	20,774,200
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue) ±	2.40	1-1-2040	17,825,000	18,093,623
Gainesville & Hall County GA Hospital Authority Health System Project Series B (Health Revenue) ±	0.97	8-15-2035	23,000,000	22,778,510
Georgia Private Colleges & Universities Authority Mercer University Series B (Education Revenue)	4.00	10-1-2017	3,285,000	3,468,139
Henry County GA Master State Municipal Loan (Miscellaneous Revenue)	4.09	4-24-2016	548,636	553,239
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2017	8,015,000	8,420,479
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2018	4,815,000	5,168,180
Milledgeville & Baldwin County GA Development Authority College & State University (Education Revenue, Ambac Insured) ±	0.69	10-1-2016	1,010,000	1,008,344
Pike County GA School District (GO Revenue, Ambac Insured)	5.70	2-1-2016	225,000	227,498

				102,536,377

Guam : 0.08%

Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2019	450,000	508,253
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2018	675,000	747,367
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2018	3,560,000	3,886,630

				5,142,250

Idaho : 0.15%

Idaho Housing & Finance Association Series A (Housing Revenue, FNMA LOC) ø	0.27	1-1-2038	9,030,000	9,030,000
Idaho Housing & Finance Association Series A (Housing Revenue)	6.25	7-1-2038	100,000	100,988

				9,130,988

Illinois : 10.51%

Chicago IL Board of Education Dedicated Series C1 (GO Revenue) ±	0.97	3-1-2032	24,500,000	24,147,445
Chicago IL Board of Education Dedicated Series C2 (GO Revenue) ±	1.12	3-1-2032	33,000,000	31,362,870
Chicago IL Board of Education Dedicated Series D (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2018	1,400,000	1,449,644
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Miscellaneous Revenue, National Insured)	6.00	1-1-2020	11,990,000	12,989,726
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2019	895,000	930,755
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2020	765,000	767,295
Chicago IL Board of Education Series A2 (GO Revenue) ±	0.77	3-1-2035	24,000,000	22,459,680
Chicago IL Board of Education Series A3 (GO Revenue) ±	0.85	3-1-2036	48,000,000	42,618,720
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2019	5,335,000	5,255,882
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2019	1,105,000	1,135,089
Chicago IL Board of Education Series G (GO Revenue) ±	4.02	3-1-2032	7,000,000	6,930,000
Chicago IL City Colleges of Chicago Capital Improvement Project CAB (GO Revenue, National Insured) ¤	0.00	1-1-2019	8,555,000	7,366,882
Chicago IL Modern Schools Across Chicago Program Series A-K (GO Revenue, Ambac Insured)	5.00	12-1-2019	1,000,000	1,016,650
Chicago IL Motor Fuel Project Series A (Tax Revenue, AGM Insured, Deutsche Bank LIQ) ø144A	0.27	1-1-2038	11,155,000	11,155,000
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2019	1,000,000	1,103,970

5

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00%	1-1-2020	$850,000	$949,756
Chicago IL O’Hare International Airport Senior Lien Series A (Airport Revenue)	5.00	1-1-2017	2,630,000	2,769,758
Chicago IL Park District Refunding Bonds Series B (GO Revenue)	5.00	1-1-2019	3,555,000	3,902,110
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	4.00	1-1-2019	1,890,000	2,015,194
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2019	1,000,000	1,097,640
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2020	1,000,000	1,106,190
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2021	1,000,000	1,115,530
Chicago IL Project & Refunding Bond Series A (GO Revenue, National Insured)	5.00	1-1-2019	4,465,000	4,621,409
Chicago IL Project & Refunding Bond Series C (GO Revenue, Ambac Insured)	4.00	1-1-2017	1,175,000	1,183,378
Chicago IL Project & Refunding Bond Series C (GO Revenue, National Insured)	4.00	1-1-2017	345,000	350,178
Chicago IL Project & Refunding Bond Series C (GO Revenue, Ambac Insured)	5.00	1-1-2021	10,280,000	10,412,612
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.25	1-1-2018	1,770,000	1,850,535
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.25	1-1-2020	3,765,000	4,009,236
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.50	1-1-2019	2,600,000	2,769,130
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2019	1,335,000	1,338,498
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2020	10,200,000	10,238,862
Chicago IL Refunding Bond Series A (GO Revenue, Ambac Insured)	5.00	1-1-2020	1,985,000	2,015,470
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2021	1,100,000	1,109,053
Chicago IL Refunding Bond Series B (GO Revenue, Ambac Insured)	5.13	1-1-2022	10,955,000	11,353,981
Chicago IL Refunding Bond Series C (GO Revenue)	5.00	1-1-2020	4,375,000	4,460,225
Chicago IL Refunding Bond Series C (GO Revenue)	5.00	1-1-2021	4,470,000	4,558,551
Chicago IL Revenue Recovery Zone Facility (Industrial Development Revenue)	6.13	12-1-2018	6,125,000	6,280,820
Chicago IL Series A (GO Revenue)	5.00	1-1-2018	500,000	507,300
Chicago IL Series A (GO Revenue)	5.00	1-1-2019	5,750,000	5,836,423
Chicago IL Series A (GO Revenue, National Insured)	5.53	1-1-2020	1,290,000	1,316,148
Chicago IL Series A (GO Revenue)	5.00	1-1-2019	1,350,000	1,374,624
Chicago IL Series A (GO Revenue)	5.25	1-1-2021	640,000	650,541
Chicago IL Series A2 (GO Revenue, Ambac Insured)	5.50	1-1-2018	7,020,000	7,264,156
Chicago IL Series B (GO Revenue, AGM Insured)	5.00	1-1-2019	8,090,000	8,175,592
Chicago IL Series B (GO Revenue, AGM Insured)	5.00	1-1-2020	2,860,000	2,890,259
Chicago IL Transit Authority Federal Transit Administration Section 5309 (Transportation Revenue, AGM Insured)	5.00	6-1-2018	375,000	407,494
Chicago IL Wastewater Transmission Revenue (Water & Sewer Revenue)	5.00	1-1-2017	1,200,000	1,241,556
Chicago IL Wastewater Transmission Revenue Second Lien (Water & Sewer Revenue, National Insured)	5.50	1-1-2019	1,460,000	1,614,745
Chicago IL Water Revenue Project and Refunding Bonds (Water & Sewer Revenue, AGM Insured)	4.25	11-1-2018	1,925,000	2,047,199
Chicago IL Waterworks Revenue Second Lien Project (Water & Sewer Revenue)	5.00	11-1-2020	730,000	804,628
Cook County IL Forest Preserve District Series A (GO Revenue)	5.00	11-15-2018	1,005,000	1,106,314
Cook County IL Series 2009D (GO Revenue)	5.00	11-15-2020	2,220,000	2,398,066
Cook County IL Series A (GO Revenue)	5.00	11-15-2019	2,150,000	2,336,276
Cook County IL Series B (GO Revenue, National Insured)	5.00	11-15-2019	6,020,000	6,328,405
Cook County IL Series C (GO Revenue)	5.00	11-15-2020	21,535,000	23,262,322
Illinois (Miscellaneous Revenue)	3.00	7-1-2018	2,000,000	2,030,140
Illinois (GO Revenue)	4.00	2-1-2019	6,300,000	6,563,403
Illinois (GO Revenue)	4.00	2-1-2020	1,750,000	1,821,540
Illinois (GO Revenue)	5.00	9-1-2016	10,000,000	10,031,600
Illinois (GO Revenue)	5.00	1-1-2017	3,200,000	3,229,056
Illinois (GO Revenue)	5.00	3-1-2018	1,795,000	1,910,365
Illinois (GO Revenue, Ambac Insured)	5.00	11-1-2018	10,650,000	10,684,400
Illinois (GO Revenue)	5.00	2-1-2019	1,500,000	1,610,265
Illinois (GO Revenue)	5.00	2-1-2020	2,500,000	2,703,150
Illinois (GO Revenue)	5.00	2-1-2021	11,635,000	12,632,818
Illinois (Miscellaneous Revenue)	5.00	5-1-2021	2,000,000	2,173,940
Illinois Development Finance Authority St. Vincent De Paul Center Project Series A (Health Revenue) ±	1.88	11-15-2039	5,095,000	5,171,833

6

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00%	9-1-2019	$2,265,000	$2,483,958
Illinois Finance Authority Children’s Memorial Hospital Series A (Health Revenue, AGM Insured, Bank of America NA LIQ) ø144A	0.29	8-15-2047	15,000,000	15,000,000
Illinois Finance Authority Provena Health Series A (Health Revenue)	5.75	5-1-2019	3,000,000	3,334,950
Illinois Finance Authority Refunding Bond Lifespace Communities (Health Revenue)	4.00	5-15-2018	700,000	746,613
Illinois Finance Authority Refunding Bond Lifespace Communities (Health Revenue)	4.00	5-15-2019	1,000,000	1,076,060
Illinois Housing Development Authority (Housing Revenue, GNMA Insured)	5.00	8-1-2028	1,645,000	1,700,469
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National Insured)	5.25	2-1-2020	2,705,000	2,876,795
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2018	1,905,000	2,022,843
Illinois Refunding Bond (GO Revenue, AGM Insured)	5.00	1-1-2017	1,725,000	1,801,814
Illinois Refunding Bond (GO Revenue, AGM Insured)	5.00	1-1-2018	7,740,000	8,261,134
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	5,100,000	5,452,512
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2019	12,570,000	13,480,194
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2020	13,515,000	14,602,958
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,000,000	5,530,650
Illinois Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	9,175,000	10,148,743
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2020	5,000,000	5,426,500
Illinois Refunding Bond (Tax Revenue)	5.00	1-1-2021	1,510,000	1,638,863
Illinois Refunding Bond Series B (Miscellaneous Revenue)	5.25	1-1-2018	1,430,000	1,526,282
Illinois Series A (GO Revenue)	3.75	9-1-2016	2,000,000	2,051,420
Illinois Series A (Tax Revenue)	4.00	1-1-2020	12,265,000	12,765,780
Illinois Series A (Tax Revenue)	4.00	1-1-2021	2,715,000	2,816,487
Illinois Series A (GO Revenue)	5.00	4-1-2019	5,000,000	5,378,500
Illinois Series A (GO Revenue)	5.00	4-1-2020	2,500,000	2,706,950
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.25	1-1-2016	13,000,000	13,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.25	1-1-2017	17,000,000	17,000,000
Illinois Unemployment Insurance Series A (Tax Revenue)	5.00	12-15-2016	5,200,000	5,491,356
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	12-15-2017	4,700,000	4,954,599
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2018	17,120,000	18,014,178
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,965,000	3,977,450
Kane County IL School District Series B (GO Revenue)	2.00	2-1-2021	880,000	888,078
Kane McHenry Cook & DeKalb Counties IL Unit School District #300 (GO Revenue, Syncora Guarantee Incorporated Insured)	5.25	1-1-2021	920,000	931,850
Kane McHenry Cook & DeKalb Counties IL Unit School District #300 (GO Revenue, National/Syncora Guarantee Incorporated Insured)	5.00	12-1-2019	2,500,000	2,520,650
Lake County IL Community Consolidated School District (GO Revenue, National Insured)	8.70	1-1-2016	1,075,000	1,094,253
Lake County IL Community High School District #117 Antioch CAB Series B (GO Revenue, National Insured) ¤	0.00	12-1-2016	4,975,000	4,917,539
Lake County IL Community Unit School District #60 Waukegan CAB Series A (GO Revenue, AGM Insured) ¤	0.00	12-1-2018	1,715,000	1,614,535
Lake County IL Forest Preservation District Series A (GO Revenue) ±	0.68	12-15-2016	2,125,000	2,125,128
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2021	1,000,000	861,430
Met Pier & Exposition Authority IL McCormick Place Project Series B (Tax Revenue)	5.00	12-15-2020	1,000,000	1,121,890
Met Pier & Exposition Authority IL Series 2015-XM0036 (Airport Revenue, Morgan Stanley Bank LIQ) ø144A	0.55	6-15-2050	12,640,000	12,640,000
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2017	11,210,000	10,935,131
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2017	6,000,000	5,805,540
Regional Transportation Authority Illinois Refunding Bond Series B (Tax Revenue) ø	0.60	6-1-2025	13,495,000	13,495,000
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2016	635,000	642,264
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2018	12,000,000	12,710,640
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2019	5,900,000	6,241,315
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2016	855,000	869,005

7

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00%	4-1-2017	$1,135,000	$1,182,806

				646,187,394

Indiana : 3.90%

Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	79,215,000	82,904,835
Indiana Finance Authority Refunding Bond Series A (Miscellaneous Revenue, National Insured)	4.50	12-1-2021	5,000,000	5,239,500
Indiana Finance Authority University Health Obligated Group Series 2011C (Health Revenue, Northern Trust Company LOC) ±	0.01	3-1-2033	960,000	960,000
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.79	11-15-2031	70,710,000	71,060,722
Indiana HFFA Ascension Health Series A1 (Health Revenue) ±	2.80	11-1-2027	12,185,000	12,795,590
Indiana HFFA Ascension Health Series A7 (Health Revenue) ±	2.00	10-1-2026	9,425,000	9,564,019
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00	4-1-2016	600,000	606,258
Petersburg IN PCR Refunding Bond Industry Power & Light (Industrial Development Revenue, National Insured)	5.40	8-1-2017	1,000,000	1,078,840
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue) ±	1.75	6-1-2025	4,535,000	4,566,700
Warrick County In Environment Import Revenue Vectren Energy Delivery of Indiana Incorporated (Utilities Revenue) ±	2.38	9-1-2055	6,450,000	6,454,322
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	0.77	12-1-2044	45,000,000	44,466,300

				239,697,086

Iowa : 0.10%

Iowa Student Loan Liquidity Corporation Senior Series A1 (Education Revenue)	4.40	12-1-2018	5,920,000	6,175,685

Kansas : 0.46%

Kansas Development Finance Authority Series A (Miscellaneous Revenue)	5.00	5-1-2019	10,305,000	11,674,225
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series A (Tax Revenue) ¤	0.00	6-1-2021	22,945,000	16,816,391

				28,490,616

Kentucky : 1.85%

Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	1.77	2-1-2040	34,290,000	34,333,891
Ashland KY Ashland Hospital Corporation Medical Center Project Series B (Health Revenue)	5.00	2-1-2019	1,500,000	1,624,170
Kentucky EDFA King’s Daughters Medical Center (Health Revenue)	5.00	2-1-2017	1,000,000	1,040,490
Kentucky EDFA Series B (Health Revenue) ±	1.03	2-1-2046	10,720,000	10,731,685
Kentucky EDFA Series B (Health Revenue) ±	1.03	2-1-2046	11,220,000	11,232,230
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	3.75	6-1-2026	1,755,000	1,800,911
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	5.00	6-1-2018	1,200,000	1,300,380
Kentucky Municipal Power Agency Prairie State Project Series B (Utilities Revenue) ±	1.42	9-1-2042	25,000,000	24,984,000
Kentucky Public Transportation Infrastructure Authority Tolls BAN Downtown Crossing Project Series A (Transportation Revenue)	5.00	7-1-2017	25,000,000	26,719,250

				113,767,007

Louisiana : 2.02%

Desoto Parish LA PCR Despol (Utilities Revenue)	1.60	1-1-2019	15,000,000	15,012,150
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	0.64	2-1-2046	43,485,000	43,124,075
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewer Commission Series B (Tax Revenue) ±	0.84	2-1-2049	35,500,000	35,600,465
Louisiana Local Government Environmental Facilities & Community Development Authority Series 2015 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,135,000	1,319,619

8

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Louisiana (continued)

Louisiana PFA Nineteenth Judicial District Court (Miscellaneous Revenue, National Insured)	5.00%	6-1-2016	$1,000,000	$1,031,670
Louisiana Regional Transit Authority CAB (Tax Revenue, National Insured) ¤	0.00	12-1-2021	5,000,000	3,680,050
New Orleans LA Master Lease Agreement (GO Revenue) (i)	5.25	1-1-2018	7,555,272	7,767,802
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2017	3,135,000	3,274,664
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2018	3,245,000	3,457,320
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (Industrial Development Revenue) ø	0.32	11-1-2040	10,000,000	10,000,000

				124,267,815

Maryland : 1.43%

Howard County MD Housing Commission Series A (Housing Revenue) ±	1.27	7-1-2034	16,050,000	16,011,962
Maryland Health & HEFAR John Hopkins Health System Series A (Health Revenue) ±	0.73	5-15-2046	8,000,000	7,994,480
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	0.71	5-15-2029	10,210,000	10,197,646
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	1.28	5-15-2042	12,500,000	12,581,500
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	0.96	5-15-2038	22,200,000	22,324,320
Maryland Health & HEFAR John Hopkins Health System Series D (Health Revenue) ±	0.96	5-15-2038	18,760,000	18,865,056

				87,974,964

Massachusetts : 2.87%

Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ±	0.22	8-1-2043	82,250,000	82,249,178
Massachusetts Development Finance Agency Dominion Energy Brayton Recovery Zone Series A (Utilities Revenue)	2.25	12-1-2041	2,665,000	2,710,172
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2016	500,000	509,720
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2017	500,000	519,015
Massachusetts Development Finance Agency Waste Management Incorporated (Resource Recovery Revenue) ±	1.60	5-1-2027	7,000,000	7,043,540
Massachusetts Educational Financing Authority Education Loan Series I (Education Revenue)	4.00	1-1-2018	1,750,000	1,844,133
Massachusetts Educational Financing Authority Series A (Education Revenue)	3.50	1-1-2019	2,500,000	2,627,150
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2018	1,500,000	1,613,760
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2019	3,000,000	3,293,910
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2020	3,000,000	3,345,600
Massachusetts Educational Financing Authority Series K (Education Revenue)	5.00	7-1-2019	2,000,000	2,217,360
Massachusetts HEFA Partners Healthcare Series G6 (Health Revenue) ±	0.90	7-1-2038	40,000,000	39,951,200
Massachusetts Series A (GO Revenue) ±	0.54	9-1-2016	4,000,000	4,009,800
Massachusetts Series DCL-042 (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	0.10	11-1-2026	14,400,000	14,400,000
Massachusetts Various Consolidated Loans Series D (Tax Revenue) ±	0.45	1-1-2018	9,500,000	9,468,270
Massachusetts Water Resources Authority Series B (Water & Sewer Revenue, Ambac Insured)	5.25	12-1-2015	490,000	493,891

				176,296,699

Michigan : 4.04%

Birmingham MI City School District (GO Revenue)	5.00	11-1-2018	905,000	1,016,867
Birmingham MI City School District (GO Revenue)	5.00	11-1-2019	5,970,000	6,854,635
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	250,000	266,463

9

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)

Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00%	5-1-2018	$1,315,000	$1,447,052
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	500,000	575,920
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,332,637
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2016	680,000	693,845
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	740,000	777,007
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2018	1,535,000	1,650,094
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,595,000	1,747,753
Detroit MI (GO Revenue)	5.00	11-1-2016	855,000	889,559
Detroit MI Sewage Disposal System Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2019	980,000	1,106,322
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2015	2,505,000	2,505,000
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2016	3,460,000	3,464,498
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	3,000,000	3,001,980
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	510,000	519,134
Flushing MI Community Schools School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	975,000	1,023,760
Flushing MI Community Schools School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,266,739
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2018	2,000,000	2,200,840
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2019	1,375,000	1,554,740
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2016	640,000	656,960
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,000,000	1,065,850
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,050,000	1,187,256
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,085,000	1,226,831
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,100,000	1,267,024
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,185,000	1,385,241
Grand Ledge MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	2,680,000	3,086,931
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	515,000	564,322
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2020	370,000	409,868
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	500,000	584,490
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	750,000	825,315
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,605,000	1,814,806
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	2,325,000	2,628,924
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,550,000	1,785,352
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	2,500,000	2,786,100
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	3,835,000	4,316,101
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	3,095,000	3,504,530
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2016	2,000,000	2,054,760
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2017	2,500,000	2,644,925
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2018	2,000,000	2,164,340

10

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)

Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00%	7-1-2020	$10,000,000	$11,351,000
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,801,080
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	1,500,000	1,671,660
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	1,800,000	2,025,810
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-3 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2021	7,500,000	8,580,825
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,801,080
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	8,720,000	9,813,924
Michigan Finance Authority School District (Miscellaneous Revenue)	4.00	6-1-2017	800,000	825,520
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2016	1,575,000	1,611,020
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2017	750,000	787,313
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	7-1-2021	2,060,000	2,284,767
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	1-1-2020	15,000,000	17,097,150
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	25,500,000	26,019,180
Michigan Hospital Finance Authority Sparrow Hospital Obligation (Health Revenue)	5.00	11-15-2015	1,000,000	1,005,780
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	1,280,000	1,322,317
Michigan Housing Development Authority Series A (Housing Revenue)	1.80	4-1-2019	7,000,000	7,049,350
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2016	415,000	422,283
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	29,250,000	29,653,065
Rochester MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	900,000	959,265
Rochester MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	900,000	1,017,648
South Lyon MI Community School District (GO Revenue) %%	4.00	5-1-2018	2,060,000	2,180,901
South Lyon MI Community School District (GO Revenue) %%	4.00	5-1-2019	1,860,000	2,001,937
South Lyon MI Community School District (GO Revenue) %%	4.00	5-1-2020	1,425,000	1,550,101
Southgate MI Community School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2019	1,000,000	1,137,520
Southgate MI Community School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2020	500,000	580,975
Warren Woods MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,445,000	1,540,153
Warren Woods MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,445,000	1,664,409
Wayne County MI Airport Authority Detroit Metropolitan Wayne County Airport (Airport Revenue, National Insured)	4.75	12-1-2019	3,750,000	3,776,250
Wayne County MI Airport Authority Refunding Bond Detroit Metropolitan Wayne County Airport (Airport Revenue, AGC/MBIA/FGIC Insured)	5.00	12-1-2015	1,110,000	1,119,169
Wayne County MI Airport Authority Refunding Bond Series A (Airport Revenue)	5.00	12-1-2019	19,405,000	21,605,333
Wayne County MI Airport Authority Refunding Bond Series D (Airport Revenue)	5.00	12-1-2015	1,290,000	1,300,565
Western Michigan University Refunding Bond (Education Revenue)	5.00	11-15-2020	1,000,000	1,163,980

				248,576,101

Minnesota : 0.39%

Central MN Municipal Power Agency Brookings Southeast Twin Cities Transmission Project (Utilities Revenue)	5.00	1-1-2017	1,215,000	1,219,277
Chaska MN Electric Revenue Series A (Utilities Revenue)	5.25	10-1-2020	1,640,000	1,640,443

11

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota (continued)

Hayward MN John’s Lutheran Home of Albert Lea Project (Health Revenue)	2.75%	11-1-2017	$10,410,000	$10,448,829
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.03	11-15-2017	8,600,000	8,492,500
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGM Insured)	5.00	1-1-2018	670,000	731,901
St. Paul MN Housing & RDA Community Peace Academy Project Series A (Education Revenue)	5.00	12-1-2018	1,250,000	1,256,113

				23,789,063

Mississippi : 0.60%

Mississippi Business Finance Corporation Power Company Project 1st Series (Utilities Revenue) ±	1.63	12-1-2040	10,000,000	10,062,300
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2016	495,000	520,587
Mississippi Refunding Bond Capital Improvements Projects Series D (Miscellaneous Revenue) ±	0.55	9-1-2017	7,605,000	7,605,152
Perry County MS PCR Leaf River Forest Product Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) ø144A	0.23	2-1-2022	18,700,000	18,700,000

				36,888,039

Missouri : 0.39%

Jackson County MO Special Obligation Harry S. Truman Sports Complex (Tax Revenue, Ambac Insured)	5.00	12-1-2019	3,000,000	3,160,320
Kansas City Series A (GO Revenue)	5.00	2-1-2018	1,150,000	1,262,861
Kansas City Series A (GO Revenue)	5.00	2-1-2019	1,000,000	1,129,710
Kansas City Series A (GO Revenue)	5.00	2-1-2020	1,495,000	1,727,547
Missouri Development Finance Board Refunding Bond & Improvement Electric System Series F (Miscellaneous Revenue)	4.00	6-1-2016	500,000	510,930
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2016	1,910,000	1,933,207
Sikeston MO Electric System Refunding Bond (Utilities Revenue)	5.00	6-1-2019	11,625,000	12,916,538
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	2-15-2016	1,000,000	1,017,310

				23,658,423

Nebraska : 0.21%

Central Plains NE Energy Project #1 Series A (Utilities Revenue)	5.00	12-1-2015	11,630,000	11,717,225
Public Power Generation Agency Whelan Energy Center Unit (Utilities Revenue)	5.00	1-1-2020	1,000,000	1,136,130

				12,853,355

Nevada : 0.81%

Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2019	1,000,000	1,127,620
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2020	1,000,000	1,145,380
Clark County NV PCR (Industrial Development Revenue) ±	1.88	6-1-2031	750,000	751,455
Clark County NV School District Series B (GO Revenue)	5.00	6-15-2019	18,800,000	21,375,036
Clark County NV School District Series B (GO Revenue)	5.00	6-15-2021	1,400,000	1,519,952
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	3.00	6-1-2016	465,000	466,711
Nevada River Commission Hoover Upgrading Project Series E (GO Revenue)	5.00	10-1-2015	4,365,000	4,365,611
Nevada River Commission Hoover Upgrading Project Series E (GO Revenue)	5.00	10-1-2016	4,595,000	4,811,287
Washoe County NV Series 2011-001 (GO Revenue, Dexia Credit Local LIQ) ø144A	0.37	12-9-2030	13,960,000	13,960,000

				49,523,052

New Hampshire : 0.12%

New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2018	2,405,000	2,504,880
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2019	2,635,000	2,769,859

12

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Hampshire (continued)

New Hampshire HFA SFMR Series B (Housing Revenue)	5.00%	7-1-2027	$2,095,000	$2,199,541

				7,474,280

New Jersey : 5.01%

Casino Reinvestment Development Authority New Jersey Luxury Tax Revenue (Tax Revenue)	4.00	11-1-2017	1,000,000	1,019,900
Casino Reinvestment Development Authority New Jersey Luxury Tax Revenue (Tax Revenue)	4.00	11-1-2019	1,500,000	1,523,505
Hudson County NJ Certificate of Participation (Miscellaneous Revenue, National Insured)	6.25	6-1-2016	2,000,000	2,068,280
Hudson County NJ Refunding Bond County College (GO Revenue)	4.00	7-15-2017	1,000,000	1,059,780
Hudson County NJ Refunding Bond County College (GO Revenue)	4.00	7-15-2018	1,135,000	1,233,745
Jersey City NJ Refunding Bond (GO Revenue, AGM Insured)	4.00	9-1-2017	1,620,000	1,708,841
Morris-Union Jointure Commission New Jersey Refunding Bond (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2016	2,235,000	2,287,478
New Jersey Certificate of Participation Equipment Lease Purchase Agreement Series A (Miscellaneous Revenue)	5.00	6-15-2018	11,160,000	11,787,638
New Jersey EDA CAB Saint Barnabas Hospital Series A (Health Revenue, National Insured) ¤	0.00	7-1-2017	2,740,000	2,673,336
New Jersey EDA Cigarette Tax (Tobacco Revenue)	5.00	6-15-2017	18,520,000	19,478,225
New Jersey EDA Motor Vehicle Commission Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2016	2,190,000	2,226,332
New Jersey EDA Revenue Prerefunded School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2018	2,375,000	2,657,578
New Jersey EDA Revenue Prerefunded School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2020	1,650,000	1,937,975
New Jersey EDA Revenue Refunding Bond (Tobacco Revenue)	4.00	6-15-2019	2,500,000	2,630,850
New Jersey EDA Revenue Series UU (Miscellaneous Revenue)	5.00	6-15-2017	3,000,000	3,172,020
New Jersey EDA Revenue Series UU (Miscellaneous Revenue)	5.00	6-15-2018	7,355,000	7,768,645
New Jersey EDA Revenue Unrefunded School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2020	610,000	652,987
New Jersey EDA Revenue Unrefunded School Facilities School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2018	865,000	915,957
New Jersey EDA School Facilities Construction Bonds Series DD-1 (Miscellaneous Revenue)	5.00	12-15-2019	1,000,000	1,069,030
New Jersey EDA School Facilities Construction Bonds Series K (Miscellaneous Revenue, National Insured)	5.25	12-15-2021	1,040,000	1,143,074
New Jersey EDA School Facilities Construction Notes (Miscellaneous Revenue) ±	0.92	2-1-2017	20,225,000	19,995,649
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	4,690,000	4,982,140
New Jersey EDA School Facilities Construction Notes Series K (Miscellaneous Revenue) ±	0.75	2-1-2017	10,000,000	9,881,400
New Jersey EDA School Facilities Construction Project Series C (Miscellaneous Revenue) ±	1.82	2-1-2018	38,000,000	37,782,640
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series A (Education Revenue)	4.00	9-1-2017	2,425,000	2,527,262
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series B (Education Revenue)	4.00	9-1-2017	525,000	547,139
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series D (Education Revenue)	4.00	9-1-2016	540,000	554,947
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series D (Education Revenue)	4.00	9-1-2017	565,000	588,826
New Jersey HCFA Trinitas Hospital Obligation Series B (Health Revenue)	5.25	7-1-2023	5,000,000	5,289,500
New Jersey HCFR Series 3018 (Health Revenue, AGM Insured, Deutsche Bank LIQ) ø144A	0.41	7-1-2038	21,805,285	21,805,285
New Jersey HFFA Greystone Park Psychiatric Hospital Project Series B (Miscellaneous Revenue)	5.00	9-15-2019	2,135,000	2,278,301
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	3.63	12-1-2030	4,000,000	4,034,440
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	5.00	12-1-2020	9,775,000	10,908,314
New Jersey PFOTER Series 4713 (GO Revenue, Ambac Insured, Dexia Credit Local LIQ) ø144A	0.23	12-15-2021	10,000,000	10,000,000
New Jersey Sports & Exposition Authority Series B (Miscellaneous Revenue)	5.00	9-1-2018	1,605,000	1,699,551

13

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)

New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) ø144A	0.67%	6-1-2029	$4,165,000	$4,165,000
New Jersey Transit Corporation Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2017	7,265,000	7,877,512
New Jersey Transportation Program Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2016	2,205,000	2,323,100
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue)	5.00	12-15-2019	3,000,000	3,207,090
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	12-15-2018	1,000,000	1,062,290
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	33,465,000	36,244,603
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2019	2,070,000	2,204,364
New Jersey Turnpike Authority Series B-2 (Transportation Revenue) ±	0.55	1-1-2024	25,000,000	24,981,250
New Jersey Turnpike Authority Series B-3 (Transportation Revenue) ±	0.70	1-1-2024	4,700,000	4,704,653
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2016	790,000	799,046
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2016	1,070,000	1,082,252
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.25	1-1-2020	2,170,000	2,473,214
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.25	1-1-2021	4,570,000	5,267,519
Newark NJ Series D (GO Revenue)	1.75	12-8-2015	2,500,000	2,504,700
Rutgers University Series J (Education Revenue)	4.00	5-1-2018	700,000	756,098
Rutgers University Series L (Education Revenue)	5.00	5-1-2017	600,000	642,006
Rutgers University Series L (Education Revenue)	5.00	5-1-2018	300,000	332,106
Trenton NJ Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2017	1,710,000	1,802,511
Trenton NJ Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,675,000	1,893,286
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	3.00	8-1-2017	600,000	622,122
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	4.00	8-1-2018	425,000	457,806
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	4.00	8-1-2019	525,000	573,668

				307,866,766

New Mexico : 0.80%

Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2015	875,000	877,695
Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2016	2,100,000	2,173,290
Farmington NM PCR Series B (Utilities Revenue) ±	4.75	6-1-2040	5,080,000	5,331,714
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	0.97	12-1-2028	695,000	691,532
New Mexico Mortgage Finance Authority SFMR Class I-A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.60	1-1-2039	370,000	393,003
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.88	11-1-2039	40,000,000	39,989,200

				49,456,434

New York : 9.84%

Albany NY IDA (Education Revenue) ±	0.40	7-1-2032	3,130,000	3,130,000
Branch Banking & Trust Class C (Miscellaneous Revenue, Rabobank LOC) ±144A	0.72	11-15-2017	21,065,000	20,857,510
Branch Banking & Trust Class D (Miscellaneous Revenue, Rabobank LOC) ±144A	0.82	11-15-2019	6,000,000	5,895,000
Deutsche Bank SPEAR/LIFER Trust Series DB 1087 (GO Revenue, HUD Insured, Deutsche Bank LIQ) ø144A	0.68	12-1-2029	20,605,000	20,605,000
Deutsche Bank SPEAR/LIFER Trust Series DB 1089 (GO Revenue, HUD Insured, Deutsche Bank LIQ) ø144A	0.68	6-1-2030	15,125,000	15,125,000
Liberty Development Corporation New York Series 1207 (Miscellaneous Revenue, Deutsche Bank LIQ) ø144A	0.31	10-1-2035	5,000,000	5,000,000
Long Island NY Power Authority Series C (Utilities Revenue) ±	0.79	5-1-2033	12,000,000	11,986,920
Metropolitan Transportation Authority New York Sub Series D2 (Transportation Revenue) ±	4.00	11-15-2034	14,365,000	15,706,260
Metropolitan Transportation Authority New York Sub Series B3 (Tax Revenue) ±	0.92	11-1-2018	32,600,000	32,686,390

14

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)

Metropolitan Transportation Authority New York Sub Series B4 (Transportation Revenue) ±	5.00%	11-15-2030	$12,445,000	$14,186,180
Metropolitan Transportation Authority New York Sub Series D2 (Transportation Revenue, AGM Insured) ±	0.74	11-1-2032	15,000,000	14,902,650
Metropolitan Transportation Authority New York Sub Series G1 (Transportation Revenue) ±	0.61	11-1-2026	31,950,000	31,718,363
Metropolitan Transportation Authority New York Sub Series G3 (Transportation Revenue) ±	0.83	11-1-2031	16,000,000	16,037,280
Metropolitan Transportation Authority New York Sub Series G4 (Transportation Revenue) ±	0.97	11-1-2030	11,705,000	11,750,298
Metropolitan Transportation Authority New York Sub Series C2 (Transportation Revenue) ±	4.00	11-15-2033	8,000,000	8,901,360
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, National Insured)	5.88	1-1-2016	3,830,000	3,871,632
Monroe County NY Industrial Development Agency Continuing Development Services Project (Industrial Development Revenue, Citizens Bank LOC) ø	0.29	7-1-2027	2,910,000	2,910,000
Nassau County NY General Improvement Bonds Series C (GO Revenue)	5.00	10-1-2020	3,065,000	3,472,952
Nassau County NY Local Economic Assistance Winthrop University Hospital Project (Health Revenue)	4.00	7-1-2016	1,400,000	1,432,256
Nassau County NY Series F (GO Revenue)	5.00	10-1-2020	1,780,000	2,017,434
New York City NY IDA (Industrial Development Revenue) ±	2.00	8-1-2028	10,800,000	10,816,308
New York Dormitory Authority Non Miriam Osborn Memorial Home Association (Health Revenue)	2.00	7-1-2016	1,800,000	1,814,544
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	0.93	5-1-2018	9,795,000	9,795,490
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2017	2,250,000	2,420,865
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2018	750,000	835,733
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2019	1,000,000	1,144,120
New York Environmental Facility Corporation Solid Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.55	5-1-2030	6,900,000	6,900,000
New York IDA American Airlines JFK International Airport (Industrial Development Revenue)	7.50	8-1-2016	3,580,000	3,695,240
New York IDA Terminal One Group Association Project (Miscellaneous Revenue)	5.50	1-1-2020	2,000,000	2,024,840
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.14	4-1-2017	16,675,000	16,612,469
New York NY Adjusted Fiscal 2008 Sub Series A-4 (GO Revenue, AGM Insured) ±(m)	0.50	8-1-2026	7,050,000	7,050,000
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO Revenue, AGM Insured) ±(m)	0.47	10-1-2027	11,325,000	11,325,000
New York NY Adjusted Fiscal 2008 Sub Series J7 (GO Revenue) ±	0.49	8-1-2021	19,000,000	18,833,180
New York NY Health & Hospital Corporation Health System Series A (Health Revenue)	5.50	2-15-2020	5,755,000	6,363,131
New York NY IDAG Congregation Machine Chaim Incorporated (Miscellaneous Revenue, Santander Bank NA LOC) ø	0.29	5-1-2036	6,255,000	6,255,000
New York NY IDAG Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2016	2,250,000	2,309,018
New York NY IDAG Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2017	2,000,000	2,112,740
New York NY IDAG Refunding Bond Terminal One Group Association Project (Miscellaneous Revenue)	5.50	1-1-2021	6,940,000	7,027,860
New York NY Municipal Water Finance Authority Series AA2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.25	6-15-2032	16,000,000	16,000,000
New York NY Sub Series J-11 (GO Revenue) ±	0.60	8-1-2027	18,960,000	18,909,377
New York NY Sub Series J-4 (GO Revenue) ±	0.57	8-1-2025	2,000,000	1,967,940
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.30	11-1-2022	10,000,000	10,000,000
New York NY Transitional Finance Authority Sub Series A-3 (Tax Revenue, Dexia Credit Local SPA) ø	0.25	8-1-2022	10,000,000	10,000,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.25	8-1-2023	9,950,000	9,950,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.20	8-1-2031	11,000,000	11,000,000

15

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)

New York Refunding Bond 2015 Series A (GO Revenue)	5.00%	8-1-2021	$7,515,000	$8,907,830
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2017	6,500,000	6,976,190
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	42,920,000	42,871,500
Niagara Falls NY Bridge Commission Series B (Transportation Revenue, National Insured)	5.25	10-1-2015	60,000	60,005
Oyster Bay NY Public Improvement Series B (GO Revenue, AGM Insured)	3.00	11-1-2018	1,140,000	1,201,606
Oyster Bay NY RAN (GO Revenue)	2.00	3-25-2016	11,000,000	11,080,740
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2018	2,475,000	2,579,594
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2019	1,830,000	1,923,550
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2020	630,000	665,211
Suffolk County NY Economic Development Corporation Catholic Health Services (Health Revenue)	5.00	7-1-2016	1,250,000	1,292,100
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2016	2,245,000	2,337,494
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2017	2,365,000	2,528,256
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2018	2,640,000	2,891,011
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2019	2,775,000	3,094,958
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2020	2,915,000	3,290,598
Suffolk County NY Public Improvement Series A (GO Revenue)	4.00	5-15-2018	1,615,000	1,735,770
Suffolk County NY Refunding Bond (GO Revenue, AGM Insured)	5.00	2-1-2016	4,185,000	4,252,086
Suffolk County NY Refunding Bond (GO Revenue, AGM Insured)	5.00	2-1-2017	1,500,000	1,588,785
Suffolk County NY Refunding Bond Series A (GO Revenue)	5.00	4-1-2018	2,700,000	2,961,036
Suffolk County NY Refunding Bond Series A (GO Revenue)	5.00	4-1-2019	1,385,000	1,561,449
Suffolk County NY Refunding Bond Series B (GO Revenue)	4.00	10-1-2015	1,000,000	1,000,100
Tobacco Settlement Financing Corporation Asset-Backed Revenue Bonds Series B (Tobacco Revenue)	5.00	6-1-2020	20,000,000	20,643,200
Triborough Bridge & Tunnel Authority NY Refunding Bond Sub Series ABCD-3 (Transportation Revenue, AGM Insured) ±	0.27	1-1-2017	3,600,000	3,586,752
Triborough Bridge & Tunnel Authority NY Refunding Bond Sub Series BE (Transportation Revenue) ±	0.78	1-1-2032	31,200,000	31,398,120
Westchester County NY Westchester County Healthcare Corporation Series B (Health Revenue)	5.00	11-1-2015	3,000,000	3,011,850
Yonkers NY Series A (GO Revenue)	5.00	10-1-2015	2,295,000	2,295,298
Yonkers NY Series A (GO Revenue)	5.00	10-1-2016	2,000,000	2,088,880

				605,179,309

North Carolina : 0.49%

North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, AGM Insured)	6.00	1-1-2019	925,000	1,007,538
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2016	5,000,000	5,061,100
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2017	10,000,000	10,562,500
North Carolina Grant Anticipation Capital Improvement (Miscellaneous Revenue) ±	4.00	3-1-2023	11,500,000	12,159,640
North Carolina Medical Care Commission Novant Health Obligated Group Series A (Health Revenue)	4.00	11-1-2017	1,330,000	1,411,103

				30,201,881

North Dakota : 0.08%

Fargo ND Sanford Health System (Health Revenue)	4.00	11-1-2015	4,115,000	4,128,662
Ward County ND HCFR Trinity Obligated Group (Health Revenue)	5.13	7-1-2018	1,000,000	1,022,970

				5,151,632

16

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio : 3.16%

Cleveland OH Municipal School District (GO Revenue, South Dakota Credit Program Insured)	4.00%	12-1-2015	$1,640,000	$1,650,742
Cleveland OH Municipal School District (GO Revenue, South Dakota Credit Program Insured)	5.00	12-1-2016	1,705,000	1,793,541
Franklin County OH Hospital Facilities Refunding Bond Ohio Health Corporation Series B (Health Revenue) ±	5.00	11-15-2033	16,705,000	17,964,056
Lancaster OH Port Authority Gas Supply (Utilities Revenue) ±	0.85	5-1-2038	73,500,000	73,572,765
Lorain County OH Port Authority EDA Series A (Health Revenue)	4.00	11-15-2018	670,000	717,068
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2016	750,000	758,828
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2017	1,575,000	1,633,937
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2018	1,000,000	1,058,700
Ohio Air Quality Development Authority Pollution Control Facilities Refunding Bond FirstEnergy Generation Project (Resource Recovery Revenue) ±	3.10	3-1-2023	10,000,000	10,038,600
Ohio Air Quality Development Authority Series A (Miscellaneous Revenue) ±	3.13	7-1-2033	1,500,000	1,511,955
Ohio Air Quality Development Authority Series A (Utilities Revenue) ±	3.75	12-1-2023	5,000,000	5,123,450
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	12-1-2033	2,000,000	2,020,160
Ohio Higher Educational Facility Commission University of Dayton Project Series B (Education Revenue) ±	1.27	7-1-2016	10,000,000	10,007,800
Ohio Portsmouth Bypass Project (Industrial Development Revenue)	5.00	12-31-2020	1,000,000	1,135,420
Ohio Portsmouth Bypass Project (Industrial Development Revenue)	5.00	12-31-2021	1,205,000	1,376,014
Ohio State Hospital Various Hospitals Health System Incorporated (Health Revenue) ø	0.35	1-15-2045	5,500,000	5,500,000
Ohio Water Development Authority First Energy Nuclear Generation Project (Water & Sewer Revenue) ±	4.00	12-1-2033	4,000,000	4,109,960
Ohio Water Development Authority First Energy Nuclear Generation Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	31,000,000	31,507,470
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	17,950,000	18,302,000
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2018	2,000,000	2,189,740
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2019	2,215,000	2,471,032

				194,443,238

Oklahoma : 0.64%

Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2018	2,650,000	2,936,306
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2019	2,000,000	2,274,080
Cleveland County OK Justice Authority Detention Facility Project (Tax Revenue)	4.00	3-1-2020	500,000	541,605
Creek County OK Educational Facilities Authority Sapulpa Public School Project (Miscellaneous Revenue)	5.00	9-1-2020	2,550,000	2,939,793
Grady County OK School Finance Authority Tuttle Public School Project (Miscellaneous Revenue)	5.00	9-1-2019	1,000,000	1,132,980
Grady County OK School Finance Authority Tuttle Public School Project (Miscellaneous Revenue)	5.00	9-1-2021	1,065,000	1,235,400
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, National Insured) ±(m)(n)	0.17	6-1-2019	16,250,000	15,843,750
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2018	1,240,000	1,315,876
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2019	3,025,000	3,350,853
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	1,000,000	1,124,530
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	4.00	6-1-2017	2,495,000	2,565,184
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2018	530,000	577,234
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	695,000	781,548

17

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Oklahoma (continued)

Tulsa OK Airports Improvement Trust Series B (Airport Revenue, Build America Mutual Assurance Company Insured)	4.00%	6-1-2018	$860,000	$912,623
Woodward County OK PFFA Series B (Tax Revenue)	3.25	9-1-2026	2,000,000	2,014,120

				39,545,882

Other : 0.75%

Branch Banking & Trust Municipal Trust Various States Class C (Miscellaneous Revenue, Rabobank LOC) ±144A	0.62	3-1-2016	4,320,000	4,325,832
Branch Banking & Trust Municipal Trust Various States Class D (Miscellaneous Revenue, Rabobank LOC) ±	0.77	12-1-2017	13,745,000	13,745,000
FHLMC Multifamily Certificates Series M012 Class A1B (Miscellaneous Revenue)	2.70	8-15-2051	15,000,000	15,005,385
Public Housing Capital Fund Trust I (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	9,574,612	10,075,172
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	2,879,421	3,005,942

				46,157,331

Pennsylvania : 6.18%

Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, FGIC Insured)	5.00	1-1-2017	2,500,000	2,630,275
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) ±	0.92	2-1-2021	3,760,000	3,731,274
Allegheny County PA IDA Carnegie Museums of Pittsburgh (Miscellaneous Revenue, Citizens Bank LOC) ±	0.07	8-1-2032	16,295,000	16,295,000
Allegheny County PA Series C-68 (GO Revenue)	5.00	11-1-2017	1,340,000	1,457,237
Beaver County PA IDA FirstEnergy Nuclear Series B (Industrial Development Revenue) ±	3.50	12-1-2035	4,300,000	4,326,961
Beaver County PA IDA Pollution Control Series A (Utilities Revenue) ±	2.70	4-1-2035	1,400,000	1,396,472
Delaware County PA Authority Elwyn Project (Housing Revenue)	4.00	6-1-2016	1,650,000	1,683,594
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	2,010,000	2,016,955
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2018	1,270,000	1,409,624
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	8,650,000	9,374,611
Delaware Valley PA Regional Finance Authority Series 2996 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ø144A	0.27	7-1-2017	5,500,000	5,500,000
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	5,015,000	5,422,068
Erie PA Higher Education Building Authority Mercyhurst College Project (Education Revenue)	5.00	3-15-2018	1,075,000	1,131,846
Hempfield PA School District (GO Revenue) ±	0.49	8-1-2017	3,770,000	3,777,050
Lackawanna County PA Riverside School District Project (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-15-2019	1,400,000	1,539,188
Lackawanna County PA Riverside School District Project (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-15-2020	1,455,000	1,606,436
Manheim Township PA School District Series A (GO Revenue) ±	0.53	5-1-2025	4,700,000	4,692,151
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2017	1,250,000	1,311,663
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2018	1,000,000	1,074,630
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2020	1,315,000	1,452,641
Montgomery County PA IDA Exelon Generation Company LLC (Industrial Development Revenue) ±	2.50	10-1-2030	40,795,000	40,855,377
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.50	10-1-2030	30,000,000	30,044,400
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.60	3-1-2034	1,925,000	1,928,966
Nazareth PA Area School District (GO Revenue) ±	0.65	2-1-2031	15,075,000	15,106,808
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,425,000	1,465,926
Penn Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2020	825,000	929,173

18

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)

Penn Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00%	11-15-2021	$1,275,000	$1,435,293
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2015	1,675,000	1,686,055
Pennsylvania EDFA Pennsylvania Rapid Bridge Replacement Project (Industrial Development Revenue)	4.00	6-30-2018	6,675,000	7,117,286
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) ±	0.53	6-1-2044	39,700,000	39,700,000
Pennsylvania HEFAR Foundation Indiana University PA Series A (Education Revenue, Syncora Guarantee Incorporated Insured) ±	0.64	7-1-2017	1,695,000	1,697,102
Pennsylvania HEFAR (Education Revenue, National Insured) ø	0.49	9-1-2045	25,000,000	25,000,000
Pennsylvania HEFAR (Education Revenue, National Insured)	5.00	4-1-2020	175,000	179,219
Pennsylvania HEFAR (Education Revenue, National Insured)	5.00	4-1-2020	595,000	609,209
Pennsylvania Public School Building Project (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured) ø144A	0.49	6-1-2023	15,760,000	15,760,000
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	0.62	12-1-2017	14,765,000	14,729,269
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.17	12-1-2019	18,150,000	18,322,062
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.29	12-1-2020	11,300,000	11,441,928
Philadelphia PA Gas Works 10th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.00	7-1-2019	2,500,000	2,831,775
Philadelphia PA Gas Works 17th Series 1975 General Ordinance (Utilities Revenue, AGM Insured)	5.38	7-1-2016	5,000,000	5,191,400
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2016	1,500,000	1,534,320
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2018	8,385,000	8,982,934
Philadelphia PA Housing Authority Series A (Housing Revenue, AGM Insured)	5.25	12-1-2017	2,335,000	2,344,574
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2016	1,370,000	1,402,743
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2017	1,500,000	1,591,860
Philadelphia PA RDA Transformation Initiative Series B (Miscellaneous Revenue)	5.00	4-15-2019	2,000,000	2,236,020
Philadelphia PA RDA Transformation Initiative Series B (Miscellaneous Revenue)	5.00	4-15-2020	1,870,000	2,122,918
Philadelphia PA Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	12-15-2015	1,315,000	1,327,926
Philadelphia PA School District Refunding Notes Series C (GO Revenue)	5.00	9-1-2019	5,945,000	6,681,586
Philadelphia PA School District Series A (GO Revenue)	4.00	9-1-2017	500,000	527,515
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2017	1,500,000	1,610,970
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2018	5,300,000	5,852,843
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2017	1,000,000	1,073,740
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2018	1,000,000	1,104,880
Philadelphia PA Series A (GO Revenue, AGM Insured)	5.00	8-1-2019	4,550,000	4,847,388
Pittsburgh PA Series A (GO Revenue)	4.00	9-1-2016	600,000	619,668
Reading PA Parking Authority CAB (Transportation Revenue, National Insured) ¤	0.00	11-15-2019	1,000,000	902,410
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2016	2,855,000	2,922,349
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2017	2,685,000	2,850,423
Susquehanna PA Regional Airport Authority Sub Series C (Airport Revenue)	3.00	1-1-2017	2,245,000	2,282,963
Warwick PA School District (GO Revenue)	4.00	2-15-2020	1,000,000	1,109,970
West Mifflin PA School District (GO Revenue, AGM Insured)	3.00	10-1-2016	715,000	730,387
West Mifflin PA School District (GO Revenue, AGM Insured)	3.00	10-1-2017	400,000	413,076
West Mifflin PA School District (GO Revenue, AGM Insured)	4.00	10-1-2017	410,000	431,480
West Mifflin PA School District (GO Revenue, AGM Insured)	5.00	10-1-2018	605,000	665,161
West Mifflin PA School District (GO Revenue, AGM Insured)	5.00	10-1-2019	750,000	838,275
York County PA Refunding Bond (GO Revenue) ±	0.43	6-1-2033	15,130,000	15,112,298

				379,981,601

19

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico : 1.51%

Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50%	7-1-2016	$3,925,000	$3,967,665
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	25,690,000	26,019,089
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	11,825,000	12,071,315
Puerto Rico Electric Power Authority Refunding Bond Series SS (Utilities Revenue, National Insured)	4.25	7-1-2017	550,000	549,967
Puerto Rico Government Development Bank Series 1985 (Miscellaneous Revenue, National Insured)	4.75	12-1-2015	31,470,000	31,539,549
Puerto Rico Highway & Transportation Authority Refunding Bond Series AA (Transportation Revenue, National Insured)	5.50	7-1-2017	7,885,000	8,022,514
Puerto Rico Public Buildings Authority Government Facilities Refunding Bond Series F (Miscellaneous Revenue, CIFG Insured)	5.25	7-1-2017	10,200,000	9,990,900
Puerto Rico Public Finance Corporation Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	5,405,000	891,825

				93,052,824

Rhode Island : 0.41%

Rhode Island Health & Educational Building Corporation Hospital Financing Revenue Refunding Bonds Lifespan Obligated Group Issue Series A (Health Revenue, AGM Insured)	5.00	5-15-2018	4,300,000	4,406,382
Rhode Island Health & Educational Building Corporation Providence College (Education Revenue)	5.00	11-1-2018	265,000	295,327
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	4.00	5-15-2016	3,015,000	3,075,933
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	4.00	5-15-2017	1,500,000	1,570,005
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	5.00	5-15-2019	1,000,000	1,108,750
Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	2.25	6-1-2041	14,975,000	14,987,429

				25,443,826

South Carolina : 0.08%

Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	132,758	126,452
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	179,606	136,393
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	198,490	134,795
Piedmont SC Municipal Power Agency Unrefunded Balance 2004 Series A (Utilities Revenue, FGIC Insured)	6.50	1-1-2016	1,860,000	1,888,588
Scago SC Educational Facilities Corporation Calhoun School District Project (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2021	2,500,000	2,567,950

				4,854,178

Tennessee : 1.23%

Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	3,230,000	3,387,947
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2017	1,330,000	1,431,014
Clarksville TN Water Sewer & Gas Refunding Bond (Water & Sewer Revenue)	4.00	2-1-2017	835,000	872,366
Knox County TN Health Educational & Housing Facilities Board University Health Systems Incorporated (Health Revenue)	5.00	4-1-2019	1,450,000	1,518,382
Memphis-Shelby County TN Airport Authority Series A1 (Airport Revenue)	5.75	7-1-2019	1,500,000	1,728,180
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.38	7-1-2018	1,000,000	1,109,530
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.50	7-1-2019	1,505,000	1,720,290
Nashville TN Davidson County HEFA Vanderbilt University Series B (Education Revenue) ±	0.62	10-1-2038	10,000,000	9,978,200
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	7,330,000	7,628,038

20

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tennessee (continued)

Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25%	9-1-2017	$5,440,000	$5,866,496
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	3,300,000	3,643,167
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2019	6,225,000	6,986,442
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	14,000,000	14,656,880
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	8,895,000	9,587,654
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,110,000	5,603,933

				75,718,519

Texas : 12.87%

Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2017	500,000	528,935
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue) ±	3.00	1-1-2045	8,000,000	8,014,160
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2017	1,500,000	1,575,945
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2016	250,000	252,203
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2018	250,000	266,063
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2019	750,000	812,723
Clear Creek TX Independent School District Series B (GO Revenue) ±	3.00	2-15-2032	3,750,000	3,960,225
Clear Creek TX Independent School District (GO Revenue) ±	1.35	2-15-2038	5,000,000	5,009,850
Coastal Bend TX Health Facilities Development Corporation (Health Revenue, AGM Insured) ±(m)	0.36	7-1-2031	6,025,000	6,025,000
Corpus Christi TX Utility System Revenue Junior Lien Series B (Water & Sewer Revenue) ±	2.00	7-15-2045	12,585,000	12,777,928
Cypress Fairbanks TX School District (GO Revenue)	4.25	2-15-2021	2,775,000	2,907,423
Cypress Fairbanks TX School District Series B-1 (GO Revenue) ±	3.00	2-15-2036	10,000,000	10,607,300
Dallas-Fort Worth TX International Airport Facilities Series 2001-A1 (Industrial Development Revenue)	6.15	1-1-2016	3,000,000	3,004,470
Denton TX Independent School District (GO Revenue) ±	2.00	8-1-2042	10,895,000	11,120,853
Denton TX Independent School District Series B (GO Revenue) ±##	2.00	8-1-2044	39,075,000	39,819,379
Deutsche Bank SPEAR/LIFER Trust Series DB-327 (Tax Revenue, Ambac Insured, Deutsche Bank LIQ) ø144A	0.79	9-1-2033	7,656,000	7,656,000
Eagle Mountain & Saginaw TX Independent School District (GO Revenue) ±	2.00	8-1-2050	12,150,000	12,336,017
Fort Bend Independent School District School Building Series B (GO Revenue) ±	2.00	8-1-2040	12,000,000	12,268,560
Georgetown TX Independent School District (GO Revenue) ±	2.00	8-1-2034	4,620,000	4,707,965
Goose Creek TX Consolidated Independent School District (GO Revenue) ±	1.35	2-15-2040	15,160,000	15,189,865
Harlandale TX Independent School District (GO Revenue) ±	2.00	8-15-2045	22,000,000	22,433,180
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±(m)	0.45	7-1-2031	17,800,000	17,800,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ±(m)	0.45	7-1-2031	15,400,000	15,400,000
Houston TX Airport System Revenue AMT Series B2 (Airport Revenue)	5.00	7-15-2020	9,500,000	10,170,795
Houston TX Airport System Revenue AMT Series C (Airport Revenue)	5.00	7-15-2020	7,000,000	7,402,430
Houston TX Higher Education Finance Corporation Refunding Bonds Rice University Series B (Education Revenue) ±	0.55	5-15-2048	20,000,000	20,025,600
Houston TX Independent School District Limited Tax (GO Revenue)	4.25	2-15-2021	5,075,000	5,314,337
Houston TX Independent School District School House Series A2R (GO Revenue) ±	4.00	6-1-2039	43,000,000	45,318,560
Houston TX Utility System Revenue Series C (Water & Sewer Revenue) ±	0.62	5-15-2034	90,000,000	90,008,100
Hutto TX Independent School District Series 2015 (GO Revenue) ±	3.00	2-1-2055	23,425,000	24,732,115
Laredo TX Public Property Finance Contractual Obligation (GO Revenue)	3.88	2-15-2018	2,090,000	2,210,154

21

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)

Love Field TX Airport Modernization Corporation Southwest Airlines Company Project (Airport Revenue)	5.00%	11-1-2016	$5,000,000	$5,195,500
Mansfield TX Independent School District (GO Revenue) ±	1.75	8-1-2042	8,455,000	8,611,925
North East TX Independent School District (GO Revenue) ±	2.00	8-1-2044	9,000,000	9,131,040
North East TX Independent School District Series A (GO Revenue) ±	2.00	8-1-2042	29,470,000	29,841,617
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2017	850,000	912,713
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.28	4-1-2037	8,570,000	8,570,514
North Texas Tollway Authority Refunding Bond Series A (Transportation Revenue) ±	0.82	1-1-2050	17,000,000	16,945,600
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2020	1,050,000	1,196,181
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2021	1,860,000	2,147,909
Northside TX Independent School District Building Project (GO Revenue) ±	1.65	8-1-2045	6,250,000	6,301,313
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	8-1-2044	21,195,000	21,519,495
Northside TX Independent School District Series A (GO Revenue) ±	2.00	6-1-2039	2,640,000	2,691,031
Pasadena TX Independent School District Building Project Series B (GO Revenue) ±	3.00	2-15-2044	44,870,000	47,386,310
Pflugerville TX Independent School District Series A (GO Revenue) ±	2.00	8-15-2039	27,700,000	28,162,036
Port of Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series 2010 Sub Series 2010A (Industrial Development Revenue) ø	0.30	4-1-2040	10,100,000	10,100,000
San Antonio TX Electric & Gas Revenue Junior Lien Series A (Utilities Revenue) ±	2.00	12-1-2027	20,320,000	20,817,637
San Antonio TX Electric & Gas Revenue Junior Lien Series B (Utilities Revenue) ±	0.40	2-1-2033	26,700,000	26,559,291
San Antonio TX Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2018	510,000	561,551
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2019	655,000	733,430
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2020	920,000	1,045,433
Tarrant County TX ECFA Hendrick Medical Center Group Edgemere Project Series B (Health Revenue)	5.00	11-15-2020	1,045,000	1,157,317
Tender Option Bond Trust Receipt Tengen (Transportation Revenue, Barclays Bank plc LIQ) ø144A	0.30	7-1-2021	10,500,000	10,500,000
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.93	9-15-2017	2,735,000	2,739,458
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.49	9-15-2017	26,595,000	26,595,000
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	500,000	524,575
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2017	6,450,000	6,966,258
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2018	4,500,000	4,981,005
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2019	7,000,000	7,934,150
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2017	1,745,000	1,886,188
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series B (Utilities Revenue) ±	0.78	12-15-2017	705,000	704,528
Texas PFA Assessment Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	1-1-2018	14,000,000	14,387,800
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2017	4,000,000	4,284,640
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2018	3,395,000	3,702,146
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	2,375,000	2,633,400
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.23	4-1-2026	20,650,000	20,650,000
Tomball TX Independent School District Series B2 (GO Revenue) ±	3.00	2-15-2039	10,000,000	10,545,000
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	3.00	1-10-2017	405,000	416,308
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2018	640,000	680,806

22

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)

Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00%	1-10-2019	$1,010,000	$1,096,032
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2020	500,000	548,855

				791,020,127

Utah : 0.01%

Utah Charter School Finance Authority Summit Academy Series A (Education Revenue)	5.13	6-15-2017	630,000	648,119

Vermont : 0.36%

Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	1.83	6-1-2022	22,371,681	22,374,365

Virgin Islands : 0.14%

Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2016	7,500,000	7,749,225
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	5.00	10-1-2015	620,000	620,074

				8,369,299

Virginia : 1.25%

Charles City VA EDA Solid Waste Disposal Waste Management Incorporated (Resource Recovery Revenue) ±	1.60	8-1-2027	3,150,000	3,175,704
Gloucester County VA EDA Solid Waste Disposal Revenue Waste Management Services Series A (Resource Recovery Revenue) ±	1.60	9-1-2038	1,500,000	1,507,050
Greater Richmond VA Convention Center Authority Hotel Tax Revenue (Tax Revenue)	5.00	6-15-2019	1,250,000	1,421,213
Greater Richmond VA Convention Center Authority Hotel Tax Revenue (Tax Revenue)	5.00	6-15-2020	1,000,000	1,158,060
Halifax County VA IDA (Utilities Revenue) ±	2.15	12-1-2041	63,000,000	63,979,020
Marquis VA CDA CAB Series A (Tax Revenue) (i)	5.10	9-1-2036	2,169,000	1,884,492
Marquis VA CDA CAB Series C (Tax Revenue) ¤ (i)	0.00	9-1-2041	3,493,000	477,109
Washington VA County IDA Series C (Health Revenue)	7.25	7-1-2019	2,610,000	2,900,493

				76,503,141

Washington : 0.22%

Port Bellingham WA Indevelopment Corporation BP West Coast Products LLC (Industrial Development Revenue)	5.00	1-1-2016	12,500,000	12,644,125
Port Kalama WA Series B (Airport Revenue)	5.25	12-1-2015	175,000	176,297
Washington Health Care Facilities Authority Series 2015 (Health Revenue)	5.00	7-1-2020	850,000	954,380

				13,774,802

West Virginia : 0.05%

West Virginia EDA PCR Appalachian Power Company Series D (Resource Recovery Revenue)	3.25	5-1-2019	2,745,000	2,877,391

Wisconsin : 0.94%

Franklin WI Waste Management Series A (Resource Recovery Revenue) ±	4.95	11-1-2016	1,800,000	1,843,794
Johnson Creek WI School District BAN (Miscellaneous Revenue)	3.00	3-1-2020	2,550,000	2,617,091
Milwaukee WI RDA Public Schools Refunding Bond Series A (Miscellaneous Revenue)	5.00	8-1-2018	4,320,000	4,780,123
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.95	12-1-2038	1,580,000	1,580,000
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.95	10-1-2042	2,200,000	2,200,000
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)	5.00	7-1-2022	14,590,000	15,446,871
Wisconsin HEFA Ascension Health Alliance Series B (Health Revenue) ±	4.00	11-15-2043	13,000,000	14,247,480
Wisconsin HEFA Medical College Incorporated (Health Revenue)	4.00	12-1-2015	1,310,000	1,317,454

23

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)

Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)		5.00%	6-1-2019	$3,145,000	$3,248,974
Wisconsin HEFA Ministry Healthcare Series C (Health Revenue)		5.00	8-15-2016	500,000	519,890
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)		4.00	3-1-2016	100,000	101,307
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)		4.00	3-1-2017	200,000	207,926
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)		4.00	3-1-2018	300,000	316,827
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)		4.00	3-1-2019	445,000	474,072
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)		5.00	3-1-2020	375,000	415,984
Wisconsin HEFA Wheaton Franciscan Healthcare (Health Revenue)		5.25	8-15-2017	8,230,000	8,555,085

					57,872,878

Wyoming : 0.48%

Gillette WY Customized Purchase Pollution Control Series 1988 (Industrial Development Revenue) ø		0.27	1-1-2018	29,200,000	29,200,000

Total Municipal Obligations (Cost $6,033,961,642)					6,050,635,629

Other : 1.25%

Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares ±144A§		0.49	7-1-2018	3,000,000	2,966,610
Nuveen Dividend Advantage Municipal Fund 3, Institutional MuniFund Term Preferred Shares ±144A		0.77	10-1-2017	62,000,000	62,076,260
Nuveen Texas Quality Municipal Income Fund, Institutional MuniFund Term Preferred Shares ±144A		1.01	11-1-2018	12,000,000	12,016,680

Total Other (Cost $77,000,000)					77,059,550

Short-Term Investments : 0.18%

		Yield		Shares
Investment Companies : 0.17%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class ##(l)(u)		0.01		10,425,834	10,425,834

				Principal
U.S. Treasury Securities : 0.01%

U.S. Treasury Bill (z)#		0.00	12-17-2015	$550,000	550,013

Total Short-Term Investments (Cost $10,975,857)					10,975,847

Total investments in securities (Cost $6,121,937,499)*	99.85%				6,138,671,026

Other assets and liabilities, net	(0.05)				9,229,797

Total net assets	100.00%				$6,147,900,823

±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
(i)	Illiquid security
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

24

Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
##	All or a portion of this security is segregated for when-issued securities.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $6,122,034,537 and unrealized gains (losses) consists of:

Gross unrealized gains	$39,244,782
Gross unrealized losses	(22,608,293)

Net unrealized gains	$16,636,489

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MBIA	Municipal Bond Insurance Association
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
RAN	Revenue anticipation notes
RDA	Redevelopment Authority
ROC	Reset option certificates
SFMR	Single-family mortgage revenue
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TTFA	Transportation Trust Fund Authority

25

Wells Fargo Advantage Short-Term Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$6,035,630,244	$15,005,385	$6,050,635,629
Other	0	77,059,550	0	77,059,550
Short-term investments
Investment companies	10,425,834	0	0	10,425,834
U.S. Treasury securities	550,013	0	0	550,013

	10,975,847	6,112,689,794	15,005,385	6,138,671,026
Futures contracts	18,750	0	0	18,750

Total assets	$10,994,597	$6,112,689,794	$15,005,385	$6,138,689,776

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended September 30, 2015, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At September 30, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at September 30, 2015	Unrealized losses
12-31-2015	JPMorgan	600 Short	5-Year U.S. Treasury Notes	$72,309,375	$(2,817)

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 0.23%

FHLMC Multifamily Variable Rate Demand Certificates Series M012 Class A1A	5.50%	8-15-2051	$7,000,000	$7,192,500
FHLMC Series M012 Class A1A2	5.50	8-15-2051	5,300,000	5,445,750

Total Agency Securities (Cost $12,915,172)				12,638,250

Municipal Obligations : 97.58%

Alabama : 2.29%

Alabama Health Care Authority for Baptist Health Series B (Health Revenue, AGM Insured) ±(m)	0.30	11-15-2037	3,375,000	3,375,000
Alabama Health Care Authority for Baptist Health Series B (Health Revenue) ø	0.50	11-1-2042	14,400,000	14,400,000
Alabama HFA MFHR The Plaza Centennial Hill Phase 2 Series C (Housing Revenue) ±	0.55	5-1-2017	13,500,000	13,503,105
Alabama Port Authority Docks Facilities AMT Series A (Airport Revenue, National Insured)	5.00	10-1-2017	2,000,000	2,075,620
Birmingham Baptist Medical Center Special Care Facilities Financing Authority Alabama Baptist Health System Incorporated Series A (Health Revenue)	5.00	11-15-2015	1,500,000	1,508,190
Chatom AL Industrial Development Board Alabama Electric Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.60	8-1-2037	13,200,000	13,203,300
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.50	11-15-2038	40,330,000	40,333,226
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2015	500,000	500,055
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2016	1,000,000	1,036,790
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2017	1,750,000	1,863,768
Jefferson County AL Warrants Series A (GO Revenue)	4.90	4-1-2021	19,560,000	20,879,126
Mobile County AL Industrial Development Board PCR Alabama Power Company Barry Plant (Industrial Development Revenue) ±	0.32	7-15-2034	11,000,000	11,000,000

				123,678,180

Alaska : 0.04%

Alaska Industrial Development and Export Authority Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2016	325,000	328,387
Alaska Industrial Development and Export Authority Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2017	765,000	799,356
North Slope Borough AK Water & Wastewater Facilities Service (Water & Sewer Revenue)	4.00	6-30-2018	1,125,000	1,210,590

				2,338,333

Arizona : 1.25%

Navajo County AZ Pollution Control Corporation Arizona Public Company Cholla Series A (Industrial Development Revenue) ±	0.45	6-1-2034	2,250,000	2,249,978
Phoenix AZ IDA Various Republic Services Incorporated Projects (Industrial Development Revenue) ±	0.60	12-1-2035	11,800,000	11,800,000
Scottsdale AZ IDA Healthcare Series A (Health Revenue)	5.00	9-1-2016	3,655,000	3,798,861
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	1.55	9-1-2045	48,400,000	48,400,000
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2016	700,000	724,990
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2017	545,000	586,845

				67,560,674

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Arkansas : 0.04%

Arkansas Development Finance Authority Police Headquarters & Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00%	6-1-2017	$850,000	$894,549
Arkansas Development Finance Authority Police Headquarters & Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	500,000	537,850
Springdale AR Sales & Use Tax Refunding & Improvement (Tax Revenue)	2.00	11-1-2016	840,000	854,423

				2,286,822

California : 8.80%

Acalanes CA Union High School District BAN (GO Revenue)	5.00	8-1-2017	4,500,000	4,854,780
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series A (Transportation Revenue) ±	1.00	4-1-2047	28,885,000	28,978,299
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	0.99	4-1-2045	1,500,000	1,503,360
California (GO Revenue) ±	4.00	12-1-2026	86,860,000	88,979,384
California (GO Revenue) ±	4.00	12-1-2027	4,800,000	5,061,696
California Administrative Services Sacramento Unified School District (Miscellaneous Revenue, Ambac Insured) ±	1.20	1-1-2017	1,195,000	1,194,379
California HFFA San Diego Hospital Series A (Health Revenue, National Insured) ±(m)(n)	0.03	7-15-2018	2,800,000	2,733,500
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-2 (Miscellaneous Revenue) ±	0.30	4-1-2038	9,020,000	8,974,990
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	0.30	4-1-2038	15,600,000	15,522,156
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-4 (Miscellaneous Revenue) ±	0.30	4-1-2038	32,000,000	31,840,320
California Municipal Finance Authority Northbay Healthcare Series A (Health Revenue) ±	2.12	11-1-2027	9,000,000	9,010,890
California Municipal Finance Authority Northbay Healthcare Series B (Health Revenue)	5.00	11-1-2015	1,455,000	1,459,758
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue) 144A±	0.60	8-1-2023	12,000,000	12,000,000
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	1,295,000	1,407,445
California Infrastructure and Economic Development Series 2013A-1 (Miscellaneous Revenue) ±	0.30	10-1-2047	10,000,000	9,998,100
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	3.00	11-15-2016	250,000	256,538
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	4.00	11-15-2017	260,000	276,770
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	5.00	11-15-2018	275,000	306,237
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.48	7-1-2041	35,625,000	35,625,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.44	7-1-2040	21,975,000	21,975,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.48	7-1-2040	3,975,000	3,975,000
California Statewide CDA Stoneman Village Series I (Housing Revenue) ±	0.67	6-1-2018	11,050,000	11,058,177
California Statewide CDA Thomas Jefferson School of Law Series B (Education Revenue)	4.88	10-1-2031	3,745,000	3,745,487
Contra Costa County CA Transportation Authority Series A (Tax Revenue) ±	0.50	3-1-2034	29,000,000	29,004,350
El Monte CA Union High School District Refunding Bond (GO Revenue) %%	3.00	6-1-2016	440,000	442,292
El Monte CA Union High School District Refunding Bond (GO Revenue) %%	4.00	6-1-2017	5,365,000	5,558,408
Hemet CA Unified School District Certificate of Participation (Miscellaneous Revenue) ±	0.67	10-1-2036	3,335,000	3,334,533
Kern County CA Housing Authority MFHR Jasmine Heights Apartments (Housing Revenue, FHA Insured)	0.55	3-1-2016	3,900,000	3,900,468

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Lake Elsinore CA Unified School TRAN Series A (Miscellaneous Revenue)	2.00%	6-30-2016	$2,000,000	$2,016,640
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2016	3,280,000	3,399,884
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.79	7-1-2017	34,225,000	34,158,604
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2016	1,150,000	1,189,008
Palomar Pomerado CA Health Care District Certificate of Participation Series A (Health Revenue, AGM Insured) ±(m)	1.63	11-1-2036	21,750,000	21,750,000
Palomar Pomerado CA Health Care District Certificate of Participation Series B (Health Revenue, AGM Insured) ±(m)	1.64	11-1-2036	23,000,000	23,000,000
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.50	7-1-2018	6,635,000	6,954,276
Sacramento County CA Airport System Refunding AMT Subordinated & PFC Series E (Airport Revenue, AGM Insured)	5.50	7-1-2018	7,975,000	8,358,757
San Jose CA MFHR Parkview Family Apartments Series B (Housing Revenue)	0.55	6-1-2016	13,600,000	13,602,312
Tender Option Bond Trust Receipts for Los Angeles CA Series ZF0183 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.27	12-1-2022	7,925,000	7,925,000
Tender Option Bond Trust Receipts for San Jose CA Series B (Airport Revenue, Ambac/AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	0.22	9-1-2030	8,900,000	8,900,000
Windsor CA Redevelopment Successor Refunding Agency Windsor Redevelopment Project (Tax Revenue)	2.00	9-1-2016	1,095,000	1,109,169

				475,340,967

Colorado : 0.74%

Adams County CO Pollution Control Refunding Public Service Company Colorado Project Series A (Industrial Development Revenue, National Insured)	4.38	9-1-2017	8,550,000	8,578,814
Arapahoe County CO IDK Partners I Trust Series A Class A (Housing Revenue, GNMA Insured)	5.25	11-1-2019	7,361	7,403
Colorado HEFA Covenant Retirement Community Series A (Health Revenue)	3.00	12-1-2017	1,400,000	1,448,328
Colorado HEFA Covenant Retirement Community Series A (Health Revenue)	4.00	12-1-2018	1,150,000	1,227,637
Colorado HFA MFHR Highland West Community Project (Housing Revenue, GNMA/FHA Insured)	0.55	9-1-2016	5,000,000	4,998,150
Denver CO City & County Airport Sub Series A (Airport Revenue)	4.00	11-15-2015	200,000	200,958
Denver CO City & County Airport Sub Series A (Airport Revenue)	4.00	11-15-2016	450,000	468,153
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2016	250,000	262,473
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2017	400,000	433,268
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2018	500,000	556,795
Denver CO City & County Airport Sub Series B (Airport Revenue)	3.00	11-15-2015	100,000	100,366
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2017	600,000	653,154
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2018	600,000	673,014
Denver CO City & County Airport Sub Series F2 (Airport Revenue, AGM Insured) ±(m)	0.50	11-15-2025	6,450,000	6,450,000
Denver Colorado City & County 2300 Welton Project (Housing Revenue)	0.65	4-1-2017	2,265,000	2,263,256
E-470 Colorado Public Highway Authority Senior SIFMA Index Series A (Transportation Revenue) ±	1.20	9-1-2039	11,700,000	11,701,404

				40,023,173

Connecticut : 2.51%

Connecticut Economic Recovery Notes Series A-3 (GO Revenue) ±	0.28	7-1-2017	20,000,000	20,000,000
Connecticut HEFA Lawrence & Memorial Hospital Series F (Health Revenue)	4.00	7-1-2017	1,880,000	1,977,722
Connecticut HEFA Yale University Series T-2 (Education Revenue) ±	0.60	7-1-2029	34,520,000	34,492,384
Connecticut HEFA Yale University Series X-2 (Education Revenue) ±	0.90	7-1-2037	24,600,000	24,550,800
Connecticut Series A (Miscellaneous Revenue) ±	0.44	3-1-2018	2,875,000	2,848,838

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Connecticut (continued)

Connecticut Series A (GO Revenue) ±	0.94%	5-15-2018	$7,000,000	$7,028,910
Connecticut Series D (Miscellaneous Revenue) ±	0.61	8-15-2016	5,500,000	5,513,915
Connecticut Series D (Miscellaneous Revenue) ±	0.71	8-15-2017	14,855,000	14,906,101
Connecticut Series D (Miscellaneous Revenue) ±	0.90	8-15-2018	6,000,000	5,998,380
Hamden CT Refunding (GO Revenue)	2.00	8-15-2016	1,000,000	1,006,260
New Britain CT (GO Revenue, Ambac Insured)	5.00	4-15-2017	1,165,000	1,237,603
New Haven CT (GO Revenue, Ambac Insured)	5.00	11-1-2016	6,250,000	6,529,250
New Haven CT Series A (GO Revenue)	5.00	8-1-2016	5,680,000	5,892,773
Waterbury CT (GO Revenue)	4.00	2-1-2016	850,000	860,234
Waterbury CT (GO Revenue)	5.00	2-1-2017	1,350,000	1,426,883
Waterbury CT (GO Revenue)	5.00	2-1-2018	1,215,000	1,326,671

				135,596,724

District of Columbia : 0.82%

District of Columbia American College of Cardiology (Education Revenue, SunTrust Bank LOC) ø	0.26	6-1-2040	2,000,000	2,000,000
District of Columbia HFA MFHR Channing Phillips Project (Housing Revenue) ±	0.55	9-1-2017	5,000,000	5,000,350
District of Columbia HFA MFHR Gregory Apartments Project (Housing Revenue)	0.40	2-1-2016	7,200,000	7,200,864
District of Columbia Income Tax Refunding Secured Series B (Tax Revenue) ±	0.62	12-1-2015	30,000,000	30,000,000

				44,201,214

Florida : 4.34%

Collier County FL IDA Maria Utility Company Project (Water & Sewer Revenue, SunTrust Bank LOC) ø	0.27	10-1-2035	8,670,000	8,670,000
Florida Housing Finance Corporation Crossings-Indian Run Apartments Series G (Housing Revenue)	0.55	6-1-2016	7,000,000	7,001,680
Florida Housing Finance Corporation Hilltop Landings Apartments Project Series A (Housing Revenue)	0.75	3-1-2017	1,500,000	1,500,240
Florida Housing Finance Corporation Housing Georgia Arms Apartments Series D (Housing Revenue)	0.55	10-1-2016	1,800,000	1,800,810
Florida Mid-Bay Bridge Authority 2nd Senior Lien Series C (Transportation Revenue)	5.00	10-1-2016	255,000	264,733
Florida Mid-Bay Bridge Authority 2nd Senior Lien Series C (Transportation Revenue)	5.00	10-1-2017	225,000	239,972
Florida Mid-Bay Bridge Authority 2nd Senior Lien Series C (Transportation Revenue)	5.00	10-1-2018	300,000	327,891
Florida Space Coast Infrastructure Agency I-95 Brevard County DBF Project (Industrial Development Revenue)	3.00	12-15-2015	1,660,000	1,668,018
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.75	12-1-2020	7,500,000	7,517,175
Gulf Breeze FL Local Government Loan Series K (Miscellaneous Revenue) ±	1.40	12-1-2020	1,350,000	1,352,241
Hernando County FL Criminal Justice Complex Financing (Miscellaneous Revenue, National Insured)	7.65	7-1-2016	11,175,000	11,757,329
Lakeland FL Energy System (Utilities Revenue) ±	0.77	10-1-2017	5,220,000	5,232,946
Lee County FL IDA Shell Point Alliance Community Project (Health Revenue)	5.00	11-15-2015	2,245,000	2,256,292
Lee County FL Solid Waste System Series A (Resource Recovery Revenue, Ambac Insured)	5.00	10-1-2016	4,535,000	4,706,922
Miami FL HFA Jewish Home & Hospital Project (Health Revenue, SunTrust Bank LOC) ø	0.26	8-1-2026	11,620,000	11,620,000
Miami-Dade County FL Aviation Series B (Airport Revenue)	5.00	10-1-2017	300,000	324,825
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.22	7-1-2018	1,000,000	1,000,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144A±	0.50	3-8-2030	6,135,000	6,135,000

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)

Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144A±	0.52%	10-13-2023	$6,320,000	$6,320,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144A±	0.55	8-1-2028	3,330,000	3,330,000
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144A±	0.45	3-8-2026	16,860,000	16,860,000
Miami-Dade County FL HFA MFHR Golfside Villas Apartment Project (Housing Revenue)	0.55	5-1-2016	5,500,000	5,500,495
Miami-Dade County FL International Airport Aviation Series 2008-1139X (Airport Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.37	10-1-2033	7,500,000	7,500,000
Miami-Dade County FL International Airport Aviation Series B (Airport Revenue, Syncora Guarantee Incorporated Insured)	5.00	10-1-2021	2,000,000	2,000,240
Miami-Dade County FL School Board Certificate of Participation Series 3 (Miscellaneous Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.40	9-25-2024	37,895,000	37,895,000
Miami-Dade County FL School Board Certificate of Participation Series 5 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.45	5-1-2037	25,000,000	25,000,000
Miami-Dade County FL School Board Foundation Incorporated (Miscellaneous Revenue, Dexia Credit Local LOC, National Insured, Dexia Credit Local LIQ) 144Aø	0.02	5-1-2031	20,000,000	20,000,000
Miami-Dade County FL School Board Master Equipment Lease Purchase (Miscellaneous Revenue) 144A	3.59	3-3-2016	1,436,093	1,447,539
Okeechobee County FL Disposal Waste Management Landfill Series A (Resource Recovery Revenue) ±	2.25	7-1-2039	2,250,000	2,282,625
Orange County FL Health Facilities Authority Lakeside Health Facility (Health Revenue, SunTrust Bank LOC) ø	0.26	7-1-2027	5,385,000	5,385,000
Orange County FL Health Facilities Unrefunded Balance Series A (Health Revenue, National Insured)	6.25	10-1-2016	440,000	450,278
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	3.00	5-15-2017	1,000,000	1,032,750
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	4.00	5-15-2018	500,000	533,830
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	4.00	5-15-2019	780,000	840,466
Palm Beach County FL School Board Series A (Miscellaneous Revenue) ±	5.00	8-1-2032	5,300,000	5,501,771
Pasco County FL School Board Certificates Series B (Miscellaneous Revenue, Ambac Insured) ±(m)	1.14	8-1-2030	17,900,000	17,900,000
Pasco County FL School District (Tax Revenue)	3.00	10-1-2016	1,260,000	1,292,294

				234,448,362

Georgia : 2.62%

Athens GA Housing Authority Pinewood Apartments Project Series 2015 (Housing Revenue)	0.60	10-1-2016	2,000,000	1,999,800
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	4,600,000	4,659,248
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project (Industrial Development Revenue) ±	1.75	12-1-2049	5,135,000	5,207,968
Burke County GA Development Authority Georgia Transmission Corporation (Industrial Development Revenue) ±	1.30	1-1-2052	14,000,000	14,069,860
Georgia Series G (GO Revenue) ±	0.42	12-1-2026	106,305,000	105,903,167
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2016	1,775,000	1,808,122
Private Colleges & Universities Authority Georgia Mercer University Series A (Education Revenue)	4.00	10-1-2016	1,500,000	1,549,365

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Georgia (continued)

Savannah GA EDA Exempt Facilities Home Depot Project Series B (Industrial Development Revenue, SunTrust Bank LOC) ±	0.27%	8-1-2025	$6,400,000	$6,400,000

				141,597,530

Guam : 0.09%

Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2017	850,000	914,694
Guam International Airport Authority Series A (Airport Revenue)	4.00	10-1-2015	300,000	300,030
Guam International Airport Authority Series B (Airport Revenue)	4.00	10-1-2015	790,000	790,079
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2017	2,750,000	2,936,670

				4,941,473

Hawaii : 0.12%

Hawaii Department of Budget and Finance Queens Health System Series B (Health Revenue) ±	0.26	7-1-2039	3,200,000	3,200,000
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	4.00	8-1-2018	1,000,000	1,063,060
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	5.00	8-1-2017	425,000	455,898
Hawaii Housing Finance & Development Corporation Kalani Gardens Series A (Housing Revenue)	0.70	4-1-2017	1,750,000	1,750,858

				6,469,816

Idaho : 0.25%

Idaho Housing & Finance Association Series A (Housing Revenue, FNMA LOC) ø	0.27	1-1-2038	13,540,000	13,540,000

Illinois : 9.59%

BB&T Municipal Trust Class C (GO Revenue, Rabobank LOC) ±	0.52	12-1-2015	2,344,148	2,344,148
Chicago Housing Authority Capital Program (Housing Revenue, AGM Insured)	5.00	7-1-2020	6,350,000	6,560,439
Chicago Housing Authority Capital Program (Housing Revenue, AGM Insured)	5.00	7-1-2022	2,745,000	2,835,969
Chicago IL (GO Revenue, National Insured)	5.25	1-1-2017	500,000	515,270
Chicago IL Board of Education Refunding Bond Series A (GO Revenue) ±	4.02	3-1-2032	15,000,000	14,850,000
Chicago IL Board of Education Series A (GO Revenue, Ambac Insured) ¤	0.00	12-1-2016	6,845,000	6,542,177
Chicago IL Board of Education Series A (GO Revenue, National Insured) ¤	0.00	12-1-2018	5,265,000	4,540,378
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2016	1,595,000	1,599,737
Chicago IL Board of Education Series A (GO Revenue, Ambac Insured)	5.25	12-1-2015	1,000,000	1,001,630
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2017	1,645,000	1,705,256
Chicago IL Board of Education Series A-1 (GO Revenue) ±	0.72	3-1-2026	45,780,000	44,938,564
Chicago IL Board of Education Series A-2 (GO Revenue) ±	0.77	3-1-2035	72,320,000	67,678,502
Chicago IL Board of Education Series B (GO Revenue, Ambac Insured)	5.00	12-1-2017	1,085,000	1,097,912
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2017	1,620,000	1,619,887
Chicago IL Board of Education Series F (GO Revenue)	5.00	12-1-2015	1,450,000	1,450,218
Chicago IL Board of Education Series F (GO Revenue)	5.00	12-1-2016	1,000,000	1,001,840
Chicago IL Neighborhoods Alive 21 Program (GO Revenue)	5.00	1-1-2016	5,355,000	5,371,119
Chicago IL Neighborhoods Alive 21 Program (GO Revenue)	5.00	1-1-2017	550,000	556,490
Chicago IL Neighborhoods Alive 21 Program (GO Revenue)	5.00	1-1-2019	1,925,000	1,960,112
Chicago IL Park District Harbor Facilities Series D (GO Revenue)	4.00	1-1-2016	1,000,000	1,007,740
Chicago IL Park District Limited Tax Series A (GO Revenue)	4.00	1-1-2016	615,000	619,760
Chicago IL Park District Limited Tax Series D (GO Revenue)	3.00	1-1-2016	1,540,000	1,548,254
Chicago IL Park District Limited Tax Series D (GO Revenue)	4.00	1-1-2017	1,000,000	1,033,930

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Chicago IL Park District Limited Tax Series D (GO Revenue)	4.00%	1-1-2018	$2,760,000	$2,905,314
Chicago IL Refunding Emergency System (GO Revenue, AGM/FGIC Insured)	5.50	1-1-2019	3,000,000	3,216,180
Chicago IL Refunding Project Series B (GO Revenue)	5.00	1-1-2016	7,730,000	7,753,267
Chicago IL Refunding Project Series B (GO Revenue)	5.00	1-1-2017	1,275,000	1,290,045
Chicago IL Refunding Project Series B (GO Revenue)	5.00	1-1-2019	3,205,000	3,263,459
Chicago IL Refunding Project Series B (GO Revenue)	5.00	1-1-2020	2,775,000	2,829,057
Chicago IL Refunding Series A (GO Revenue)	4.00	1-1-2019	1,250,000	1,229,725
Chicago IL Series A (GO Revenue)	4.00	1-1-2019	1,335,000	1,313,346
Chicago IL Series A (GO Revenue)	5.00	12-1-2015	2,175,000	2,180,024
Chicago IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2018	10,000,000	10,099,000
Chicago IL Series A (GO Revenue)	5.00	12-1-2019	1,000,000	1,021,800
Chicago IL Series A (GO Revenue, AGM Insured)	5.25	1-1-2017	870,000	872,567
Chicago IL Series A2 (GO Revenue, Ambac Insured)	5.50	1-1-2018	4,580,000	4,739,292
Chicago IL Series B (GO Revenue, Ambac Insured)	5.00	12-1-2018	2,415,000	2,460,499
Chicago IL Series C (GO Revenue, National Insured)	5.00	1-1-2018	5,350,000	5,564,535
Chicago IL Series D (GO Revenue)	5.00	1-1-2016	1,035,000	1,045,754
Chicago IL Series D (GO Revenue, AGM/FGIC Insured)	5.25	1-1-2017	1,210,000	1,244,679
Chicago IL Transit Authority Capital Grant Unrefunded Balance Federal Transit Administration (Miscellaneous Revenue, Ambac Insured)	5.00	6-1-2018	1,500,000	1,579,740
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue) %%	2.05	12-30-2016	1,280,000	1,281,101
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue) %%	3.00	12-30-2017	1,340,000	1,360,448
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue) %%	3.00	12-30-2018	880,000	891,167
Cook County IL Refunding Series A (GO Revenue)	4.00	11-15-2018	300,000	312,684
Cook County IL Refunding Series A (GO Revenue, Ambac Insured)	5.00	11-15-2019	1,000,000	1,024,030
Cook County IL Refunding Series C (GO Revenue)	4.25	11-15-2018	100,000	104,973
Cook County IL School District Number 087 Refunding School Series A (GO Revenue)	2.00	12-1-2016	1,175,000	1,191,767
Cook County IL Village of Glenview Refunding Bond Series 2012C (GO Revenue)	2.00	12-1-2015	1,440,000	1,444,190
Deutsche Bank SPEAR/LIFER Trust Series DBE 1115 (Miscellaneous Revenue, Deutsche Bank LIQ) 144Aø	0.27	5-15-2041	18,075,000	18,075,000
Grundy Kendall & Will Counties IL Community School District #201 (GO Revenue, AGM Insured)	5.75	10-15-2019	540,000	609,568
Illinois (Miscellaneous Revenue)	2.50	7-1-2017	3,000,000	3,040,200
Illinois (GO Revenue)	3.00	2-1-2016	9,340,000	9,409,863
Illinois (GO Revenue)	3.00	2-1-2017	8,740,000	8,916,024
Illinois (GO Revenue)	4.00	4-1-2016	500,000	507,845
Illinois (GO Revenue)	4.00	2-1-2018	5,550,000	5,774,276
Illinois (Miscellaneous Revenue)	4.00	7-1-2018	13,610,000	14,175,223
Illinois (Tax Revenue)	4.00	9-1-2018	4,500,000	4,689,990
Illinois (GO Revenue)	5.00	4-1-2016	5,000,000	5,104,800
Illinois (Miscellaneous Revenue)	5.00	5-1-2016	3,000,000	3,072,810
Illinois (GO Revenue)	5.00	3-1-2017	5,000,000	5,243,500
Illinois (Miscellaneous Revenue)	5.00	5-1-2017	5,070,000	5,337,290
Illinois (Miscellaneous Revenue)	5.00	7-1-2017	10,000,000	10,563,700
Illinois (GO Revenue, AGM Insured)	5.00	9-1-2017	3,200,000	3,211,456
Illinois (GO Revenue)	5.00	1-1-2018	6,500,000	6,559,150
Illinois (GO Revenue)	5.00	3-1-2018	2,000,000	2,128,540
Illinois (Miscellaneous Revenue)	5.00	5-1-2018	5,000,000	5,331,450
Illinois (Miscellaneous Revenue)	5.00	5-1-2019	10,500,000	11,305,140
Illinois Educational Authority University of Chicago Series B-1 (Education Revenue) ±	1.10	7-1-2036	6,485,000	6,461,200
Illinois Finance Authority Carle Foundation Series A (Health Revenue)	5.00	8-15-2016	2,200,000	2,284,194
Illinois Finance Authority Children’s Memorial Hospital Series A (Health Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.29	8-15-2047	8,375,000	8,375,000
Illinois Finance Authority Revenue DePaul University (Education Revenue)	5.00	10-1-2016	1,850,000	1,932,880

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Illinois Housing Development Authority Lafayette Terrace Apartments (Housing Revenue)	0.80%	12-1-2016	$7,650,000	$7,656,579
Illinois Housing Development Authority MultiHousing Township Village Apartments Project Series A (Housing Revenue) ±	1.25	5-1-2019	5,300,000	5,316,695
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2018	8,535,000	9,062,975
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2016	1,125,000	1,163,205
Illinois Refunding Bond (GO Revenue, AGM Insured)	5.00	1-1-2017	2,000,000	2,089,060
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2017	1,425,000	1,507,821
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	1,520,000	1,625,062
Illinois Series A (Tax Revenue)	4.00	1-1-2017	12,935,000	13,344,393
Illinois Series A (GO Revenue)	5.00	4-1-2017	6,840,000	7,187,198
Illinois Series A (Tax Revenue)	5.00	6-1-2017	250,000	263,643
Illinois Series A (GO Revenue)	5.00	4-1-2018	5,335,000	5,683,482
Illinois Sports Authority (Tax Revenue)	5.00	6-15-2016	1,005,000	1,030,708
Illinois Sports Authority (Tax Revenue)	5.00	6-15-2017	760,000	799,619
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured, Landesbank Hessen-Thüringen SPA) ø	0.25	1-1-2017	15,000,000	15,000,000
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	4.00	12-15-2015	2,750,000	2,772,468
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	5,560,000	5,577,458
Kane County IL School District #129 Aurora West Series B (GO Revenue)	2.00	2-1-2017	2,190,000	2,225,456
Kane County IL School District #129 West Side Series B (GO Revenue)	2.00	2-1-2018	2,430,000	2,478,746
Kendall Kane & Will Counties IL Community Unit School District #308 (GO Revenue)	4.00	10-1-2018	2,000,000	2,168,680
Lake County IL Community High School District #117 CAB Series B (GO Revenue, National Insured) ¤	0.00	12-1-2015	6,545,000	6,538,520
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2017	500,000	490,330
Metropolitan Pier & Exposition Illinois Unrefunded Balance Capital (Tax Revenue, National Insured) ¤	0.00	6-15-2017	1,915,000	1,868,044
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	1.00	12-1-2015	170,000	170,163
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	2.00	12-1-2016	243,000	245,253
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.00	12-1-2017	418,000	429,156
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.50	12-1-2018	403,000	421,486
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.50	12-1-2019	568,000	594,435
Regional Transportation Authority Illinois Refunding Bond Series B (Tax Revenue) ±	0.60	6-1-2025	38,955,000	38,955,000
Rock Island County IL Metropolitan Airport Authority Refunding Series A (GO Revenue, AGM Insured)	3.80	12-1-2015	865,000	869,117
Springfield IL (Utilities Revenue)	5.00	3-1-2016	2,600,000	2,647,918
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2016	350,000	356,542
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2017	500,000	513,740
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2018	500,000	517,380

				518,277,406

Indiana : 0.70%

Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	4,610,000	4,824,734
Indiana Finance Authority Refunding Industry Power and Light Company Series 2009C (Utilities Revenue)	4.90	1-1-2016	6,000,000	6,067,200
Indiana Finance Authority Refunding Industry Power and Light Company Series B (Utilities Revenue)	4.90	1-1-2016	9,500,000	9,606,400
Indiana Porter Township High School BAN (Miscellaneous Revenue)	1.00	12-31-2016	6,500,000	6,501,885

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Indiana (continued)

Indiana Transportation Finance Authority Series A (Miscellaneous Revenue)	6.80%	12-1-2016	$2,255,000	$2,343,644
Mount Vernon IN Waterworks BAN (Water & Sewer Revenue)	1.00	7-1-2016	5,350,000	5,353,424
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue) ±	1.75	6-1-2025	2,000,000	2,013,980
Tender Option Bond Trust Receipts Floaters Series 2015-XF0115 (Utilities Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.37	4-15-2018	1,200,000	1,200,000

				37,911,267

Iowa : 0.08%

Randall IA Healthcare BAN Bethany Manor Incorporated (Health Revenue)	1.25	8-1-2016	4,500,000	4,503,825

Kansas : 0.62%

Kansas Department of Transportation Highway Libor Index Series B-2 (Tax Revenue) ±	0.32	9-1-2016	10,000,000	9,996,900
Kansas Department of Transportation Highway Libor Index Series B-3 (Tax Revenue) ±	0.37	9-1-2017	4,500,000	4,497,030
Kansas Department of Transportation Highway Libor Index Series B-4 (Tax Revenue) ±	0.45	9-1-2018	7,000,000	6,975,920
Kansas Department of Transportation Highway Libor Index Series B-5 (Tax Revenue) ±	0.53	9-1-2019	6,000,000	5,939,100
Kansas Development Finance Authority Series A (GO Revenue)	5.00	5-1-2018	5,710,000	6,305,039

				33,713,989

Kentucky : 2.25%

Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	1.77	2-1-2040	31,430,000	31,470,230
Ashland KY Medical Center Ashland Hospital Corporation Series B (Health Revenue)	5.00	2-1-2018	900,000	961,011
Boone County Kentucky School District Finance Refunding Series B (Miscellaneous Revenue)	2.00	10-1-2015	250,000	250,010
Kentucky Public Transportation Infrastructure Authority Tolls Downtown Crossing Project BAN Series A (Transportation Revenue)	5.00	7-1-2017	50,420,000	53,887,383
Louisville & Jefferson Counties KY Louisville Gas & Electric Company Project (Utilities Revenue) ±	1.65	10-1-2033	2,000,000	2,023,900
Louisville & Jefferson Counties KY PCR Louisville Gas & Electric Company Project Series B (Utilities Revenue) ±	1.35	11-1-2027	16,000,000	15,974,400
Pikeville KY University of Pikeville College of Optometry BAN (Education Revenue, USDA Insured)	3.00	8-1-2017	13,950,000	14,202,914
Somerset KY BAN (GO Revenue)	1.25	10-1-2016	3,000,000	3,000,150

				121,769,998

Louisiana : 1.44%

East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	0.64	2-1-2046	24,510,000	24,306,567
Louisiana Gas & Fuel Tax 2nd Lien Series A (Tax Revenue) ±	0.61	5-1-2043	11,050,000	11,096,852
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1 (Airport Revenue) ±	2.20	10-1-2040	750,000	762,180
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A1 (Airport Revenue) ±	1.38	10-1-2037	3,115,000	3,127,865
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-2A (Airport Revenue) ±	2.13	10-1-2037	3,290,000	3,290,165
Louisiana Public Authority Entergy Gulf States Series B (Utilities Revenue)	2.88	11-1-2015	2,250,000	2,254,973
Shreveport LA Water & Sewer Refunding Revenue Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2017	3,000,000	3,187,380

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Louisiana (continued)

St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (Industrial Development Revenue) ø	0.32%	11-1-2040	$30,000,000	$30,000,000

				78,025,982

Maine : 0.36%

Maine Finance Authority Solid Waste Disposable Management (Resource Recovery Revenue)	4.65	2-1-2016	4,000,000	4,049,120
Old Town ME Georgia Pacific Corporation Project (Resource Recovery Revenue) ø	0.30	12-1-2024	15,260,000	15,260,000

				19,309,120

Maryland : 0.95%

Maryland CDA Bascilica Place Apartments Series 2015E (Housing Revenue)	1.10	3-1-2017	6,900,000	6,905,727
Maryland CDA Commons of Avalon Series 2015C (Housing Revenue)	1.00	1-1-2017	12,850,000	12,875,572
Maryland CDA Department of Housing & Community Development Marlborough Apartment Series I (Housing Revenue, FNMA Insured)	0.55	12-15-2016	2,050,000	2,050,246
Maryland CDA Department of Housing & Community Development Windsor Valley Apartments I &II Series G (Housing Revenue)	1.00	6-1-2017	16,500,000	16,508,415
Maryland CDA Multifamily Development Conifer Village (Housing Revenue)	0.80	4-1-2017	13,000,000	13,015,210

				51,355,170

Massachusetts : 2.66%

BB&T Municipal Trust Class B (Miscellaneous Revenue, Rabobank LOC) 144A±	0.32	10-15-2015	7,545,217	7,541,124
Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ±	0.22	8-1-2043	75,000,000	74,999,250
Massachusetts Development Finance Agency Boston University Series U-6E (Education Revenue) ±	0.57	10-1-2042	14,000,000	14,009,240
Massachusetts HEFA Lahey Clinic Medical Center Series C (Health Revenue, National Insured)	5.00	8-15-2016	5,945,000	5,968,899
Massachusetts HEFA Lahey Clinic Medical Center Series C (Health Revenue, National Insured)	5.00	8-15-2018	2,780,000	2,791,037
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) ±(m)	0.35	7-1-2042	24,260,000	24,260,000
Massachusetts HFA Series A (Housing Revenue)	3.00	12-1-2015	840,000	843,553
Massachusetts Refunding Balance Series A (GO Revenue) ±	0.50	2-1-2016	13,000,000	13,010,400

				143,423,503

Michigan : 5.67%

Birmingham MI Public Schools (GO Revenue)	5.00	11-1-2016	4,855,000	5,099,643
Birmingham MI Public Schools (GO Revenue)	5.00	11-1-2017	4,955,000	5,397,184
Charlotte MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	685,000	719,257
Charlotte MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,515,000	1,713,041
Clawson MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	2.00	5-1-2016	1,020,000	1,029,027
Detroit MI (GO Revenue)	5.00	11-1-2017	7,485,000	7,990,537
Forest Hills MI Public Schools (GO Revenue)	4.00	5-1-2016	2,600,000	2,652,936
Forest Hills MI Public Schools (GO Revenue)	4.00	5-1-2017	2,150,000	2,257,522
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	11-1-2016	425,000	435,816
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2017	225,000	238,894
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2018	220,000	238,066
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	240,000	273,130

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)

Grand Ledge MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00%	5-1-2016	$1,985,000	$2,037,603
Grand Ledge MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,235,000	1,316,325
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2016	3,775,000	3,851,859
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	2,325,000	2,441,273
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	4,650,000	5,116,953
Mattawan MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2016	905,000	923,426
Mattawan MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	875,000	918,759
Mattawan MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	855,000	940,859
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series C (Water & Sewer Revenue)	5.00	11-1-2015	1,500,000	1,505,880
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2016	2,400,000	2,478,624
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2017	7,065,000	7,544,431
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	20,000,000	21,886,000
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-4 (Water & Sewer Revenue)	5.00	7-1-2016	13,535,000	13,942,945
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-4 (Water & Sewer Revenue)	5.00	7-1-2017	15,000,000	15,936,900
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-7 (Water & Sewer Revenue)	5.00	7-1-2017	1,630,000	1,724,491
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series C (Water & Sewer Revenue)	5.00	11-1-2017	2,000,000	2,149,040
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	10,000,000	10,667,800
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	17,500,000	19,150,250
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-6 (Water & Sewer Revenue)	5.00	7-1-2016	8,300,000	8,550,162
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-6 (Water & Sewer Revenue)	5.00	7-1-2018	4,130,000	4,469,362
Michigan Grant Anticipation Bonds (Miscellaneous Revenue, AGM Insured)	5.25	9-15-2018	1,500,000	1,627,170
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	7,525,000	7,678,209
Michigan Housing Development Authority Bicentennial Tower Apartment Project (Housing Revenue)	0.45	6-1-2016	8,000,000	8,000,560
Michigan Housing Development Authority The Summit Apartments Project (Housing Revenue)	0.45	5-1-2016	3,250,000	3,250,423
Michigan Housing Development Authority Village Manor Apartment Project (Housing Revenue)	0.45	6-1-2016	3,800,000	3,800,418
Michigan State Hospital Finance Authority Ascension Health Series F-3 (Health Revenue) ±	1.40	11-15-2047	9,250,000	9,337,875
Michigan State Hospital Finance Authority Refunding Ascension Health Senior Credit Group (Health Revenue) ±	1.50	11-15-2047	1,360,000	1,375,286
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	16,000,000	16,220,480
Pinckney MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	645,000	675,302
Pinckney MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,035,000	1,131,804
Rochester MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2016	2,600,000	2,668,900

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)

Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00%	5-1-2016	$1,030,000	$1,057,295
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,000,000	1,065,850
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	750,000	825,315
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,000,000	1,130,720
Saline MI School District (GO Revenue, Qualified School Board Loan Fund Insured) ±	0.57	5-1-2030	29,800,000	29,800,000
University of Michigan Series F (Education Revenue) ±	0.42	4-1-2043	48,970,000	48,878,426
Walled Lake MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2016	5,340,000	5,448,722
Walled Lake MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	6,020,000	6,624,528

				306,195,278

Minnesota : 0.95%

Edina MN MFHR Yorktown Continental LP Project (Housing Revenue)	0.50	6-1-2016	15,000,000	15,001,800
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.03	11-15-2017	9,500,000	9,381,250
Minneapolis MN Housing Broadway Flats Apartments Project (Housing Revenue)	0.55	12-1-2016	13,000,000	13,008,710
Minnesota Housing Finance Agency Multifamily Housing Project (Housing Revenue) ±	0.55	2-1-2017	12,000,000	12,000,120
Pipestone County MN Medical Center BAN (Health Revenue)	0.85	5-1-2017	1,900,000	1,901,406

				51,293,286

Mississippi : 0.85%

Mississippi Business Finance Corporation Gulf Power Company Project (Industrial Development Revenue) ±	1.00	11-1-2042	7,100,000	7,100,000
Mississippi Business Finance Corporation Mississippi Power Company Project (Industrial Development Revenue) ±	0.22	12-1-2027	9,400,000	9,400,000
Mississippi Business Finance Corporation Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.38	3-1-2027	800,000	801,632
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.00	10-1-2016	535,000	553,918
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.50	10-1-2017	565,000	605,646
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.50	10-1-2018	595,000	653,846
Mississippi Development Bank Special Obligation Refunding Biloxi Mississippi Project Series A (Miscellaneous Revenue, Ambac Insured)	4.50	11-1-2018	1,810,000	1,881,043
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Series B2 (Health Revenue) ±	0.75	9-1-2018	1,710,000	1,710,530
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Series B2 (Health Revenue) ±	0.75	9-1-2022	19,000,000	19,000,000
Mississippi Hospital Equipment & Facilities Authority Mississippi Baptist Health System Incorporated Series A (Health Revenue)	5.00	8-15-2018	4,090,000	4,373,437

				46,080,052

Missouri : 1.33%

Missouri Development Finance Board Independence Water System Series D (Miscellaneous Revenue)	2.00	11-1-2015	2,055,000	2,058,329
Missouri HEFA Freeman Health System (Health Revenue)	5.00	2-15-2016	1,020,000	1,036,667
Springfield MO Public Utility Refunding (Utilities Revenue)	5.00	8-1-2016	6,660,000	6,927,399
Springfield MO Public Utility Refunding (Utilities Revenue)	5.00	8-1-2017	14,835,000	16,042,569
St. Louis MO PFOTER Series 004 (Airport Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.25	7-1-2026	21,075,000	21,075,000

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Missouri (continued)

Tender Option Bond Trust Receipts/Certificates Series 2015 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.20%	11-15-2048	$24,805,000	$24,805,000

				71,944,964

Nebraska : 0.07%

Hall County NE Airport Authority BAN Series A (GO Revenue)	1.50	8-15-2016	3,745,000	3,745,337

New Jersey : 5.48%

Beach Haven NJ BAN (GO Revenue)	2.00	5-13-2016	5,760,475	5,800,049
Carlstadt-East Rutherford NJ Board of Education Grant Anticipation Notes (Miscellaneous Revenue)	1.63	12-7-2015	2,000,000	2,002,740
Casino Reinvestment Development Authority of New Jersey (Tax Revenue)	2.00	11-1-2015	3,865,000	3,862,952
East Orange NJ Capital Improvement Series A (GO Revenue, AGM Insured)	3.00	6-1-2017	1,420,000	1,467,485
East Orange NJ Capital Improvement Series A (GO Revenue, AGM Insured)	4.00	6-1-2018	650,000	697,489
Galloway Township NJ Tax Appeal Notes (GO Revenue)	1.25	12-16-2015	2,973,333	2,977,942
Glassboro NJ School District Refunding (GO Revenue, National Insured)	4.00	8-15-2017	1,355,000	1,391,788
Harmony Township NJ BAN (GO Revenue)	1.25	4-26-2016	5,182,887	5,197,036
Maple Shade Township NJ BAN (GO Revenue)	2.00	6-30-2016	10,397,240	10,486,864
Moonachie NJ Refunding Notes (GO Revenue)	1.25	10-21-2015	3,000,000	3,001,230
New Jersey Building Authority Series A (Miscellaneous Revenue)	5.00	6-15-2017	5,595,000	5,915,817
New Jersey Building Authority Series A (Miscellaneous Revenue) ##	5.00	6-15-2016	1,500,000	1,543,500
New Jersey Building Authority Series A (Miscellaneous Revenue)	5.00	6-15-2016	500,000	514,500
New Jersey Certificate of Participation Equipment Lease Purchase Series A (Miscellaneous Revenue)	5.00	6-15-2017	1,000,000	1,057,340
New Jersey EDA Refunding Transportation Project Sublease Series A (Transportation Revenue)	5.00	5-1-2018	5,170,000	5,453,109
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	2,220,000	2,358,284
New Jersey EDA School Facilities Construction Notes Series K (Miscellaneous Revenue) ±	0.75	2-1-2017	9,800,000	9,683,772
New Jersey EDA School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2016	1,245,000	1,313,849
New Jersey EDA School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2016	765,000	800,871
New Jersey EDA School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2017	7,785,000	8,513,676
New Jersey EDA School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2017	315,000	333,286
New Jersey EDA School Facilities Construction Series PP (Miscellaneous Revenue)	5.00	6-15-2019	12,710,000	13,535,006
New Jersey EDA School Facilities Construction Series XX (Miscellaneous Revenue)	5.00	6-15-2019	15,000,000	15,973,650
New Jersey EDA Transportation Project Series A (Transportation Revenue)	5.00	5-1-2017	11,175,000	11,784,038
New Jersey Educational Authority Higher Education Technology Infrastructure Fund (Education Revenue)	5.00	6-1-2016	1,840,000	1,890,637
New Jersey HFA NCC Manor Project Series 2015K (Housing Revenue) ±	1.05	2-1-2018	20,500,000	20,571,955
New Jersey HFA Prospect Park Apartments Project Series 2015R (Housing Revenue) ±	0.88	10-1-2017	8,145,000	8,147,036
New Jersey Higher Education Assistance Authority Senior Series 1A (Education Revenue)	4.00	12-1-2015	2,000,000	2,012,040
New Jersey Higher Education Assistance Authority Senior Series 1A (Education Revenue)	5.00	12-1-2017	1,740,000	1,871,144
New Jersey Transportation Program Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2016	4,625,000	4,872,715

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)

New Jersey Transportation Trust Fund Authority Floaters Series DC8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.25%	12-15-2022	$12,395,000	$12,395,000
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue)	5.00	12-15-2016	2,345,000	2,454,957
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue)	5.00	12-15-2019	4,405,000	4,709,077
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue, Ambac Insured)	5.50	12-15-2015	7,735,000	7,815,521
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue, Ambac Insured)	5.75	6-15-2017	1,325,000	1,417,644
New Jersey Transportation Trust Fund Series AA (Miscellaneous Revenue)	5.00	6-15-2017	695,000	734,851
New Jersey Transportation Trust Fund Series AA (Miscellaneous Revenue)	5.00	6-15-2020	1,600,000	1,711,472
New Jersey Transportation Trust Fund Series B (Miscellaneous Revenue)	5.00	6-15-2017	3,135,000	3,314,761
New Jersey Transportation Trust Fund Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2017	2,505,000	2,716,146
New Jersey Transportation Trust Fund Series B-1 (Transportation Revenue)	5.00	12-15-2017	2,125,000	2,261,871
New Jersey Transportation Trust Fund Series B-2 (Transportation Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-15-2016	14,515,000	15,195,608
New Jersey Turnpike Authority Series B-1 (Transportation Revenue) ±	0.40	1-1-2024	10,500,000	10,498,530
New Jersey Turnpike Authority Series C (Transportation Revenue) ±	0.50	1-1-2017	11,000,000	10,977,450
Newark NJ Refunding General Improvement Series A (GO Revenue)	4.00	10-1-2016	3,710,000	3,797,667
Newark NJ TAN Series A (GO Revenue)	1.75	2-19-2016	19,500,000	19,514,820
Ocean County NJ TAN (GO Revenue)	1.50	1-15-2016	20,000,000	20,059,200
Orange NJ BAN (GO Revenue)	1.00	12-16-2015	3,645,000	3,647,952
Paterson NJ BAN (GO Revenue)	5.00	12-15-2015	4,000,000	4,010,200
Sussex County NJ Municipal Utilities Authority BAN (Water & Sewer Revenue)	2.00	12-1-2016	6,000,000	6,100,080
Willingboro Township NJ School District Grant Anticipation Notes (GO Revenue)	1.25	12-23-2015	7,600,000	7,612,768

				295,977,375

New Mexico : 0.76%

Bernalillo County NM Series B (Tax Revenue)	5.25	4-1-2016	215,000	220,536
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.88	11-1-2039	40,685,000	40,674,015

				40,894,551

New York : 15.90%

Babylon NY IDA Covanta Babylon Series A (Industrial Development Revenue)	5.00	1-1-2018	2,500,000	2,719,825
Board Cooperative Educational Services Sole Supervisory District RAN (Miscellaneous Revenue)	1.25	10-30-2015	5,000,000	5,002,650
Chautauqua County NY Frewsburg Central School District BAN (GO Revenue)	2.00	6-21-2016	2,130,000	2,148,510
Chautauqua County NY Bemus Point Central School District BAN (GO Revenue)	2.00	6-29-2016	3,595,000	3,631,633
Cold Spring NY BAN (GO Revenue)	1.25	5-13-2016	3,202,000	3,210,229
Hempstead NY (GO Revenue)	1.00	12-30-2015	30,400,000	30,454,416
Herkimer County NY Dolgeville Central School District BAN (GO Revenue)	1.50	6-22-2016	3,000,000	3,018,390
Lackawanna NY City School District BAN (GO Revenue)	1.00	3-4-2016	7,125,000	7,135,901
Metropolitan Transportation Authority New York Refunding Series 2008A-2A (Transportation Revenue) ±	0.40	11-1-2026	7,000,000	6,972,000
Metropolitan Transportation Authority New York Refunding Sub Series B-3A (Transportation Revenue) ±	0.39	11-1-2028	3,000,000	2,955,630
Metropolitan Transportation Authority New York Series 2012A-1 (Transportation Revenue) ±	0.29	11-15-2041	13,000,000	13,000,650

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)

Metropolitan Transportation Authority New York Sub Series 3-3B (Transportation Revenue) ±	0.38%	11-1-2030	$42,470,000	$42,469,151
Metropolitan Transportation Authority New York Sub Series D-2A (Transportation Revenue, AGM Insured) ±	0.61	11-1-2032	36,650,000	36,566,805
Metropolitan Transportation Authority New York Sub Series G-2 (Transportation Revenue) ±	0.66	11-1-2032	34,000,000	34,001,020
Nassau County NY RAN Series B (GO Revenue)	2.00	10-15-2015	4,450,000	4,453,071
Nassau NY Health Care Corporation RAN (GO Revenue)	2.25	1-15-2016	8,500,000	8,528,475
New York Dormitory Authority Rochester General Hospital (Health Revenue, AGM Insured)	5.00	12-1-2025	6,990,000	7,047,947
New York Dormitory Authority Rochester General Hospital (Health Revenue, AGM Insured)	5.00	12-1-2035	18,210,000	18,360,961
New York Energy R&D Authority PCR Keyspan Generation Series A (Industrial Development Revenue, Ambac Insured) ±(m)	0.21	10-1-2028	1,075,000	1,075,000
New York Energy R&D Authority PCR Rochester Gas & Electric Corporation Series C (Industrial Development Revenue, National Insured) ±	5.00	8-1-2032	4,250,000	4,390,335
New York Environmental Facilities Waste Management Incorporated Project Series A (Resource Recovery Revenue)	2.75	7-1-2017	1,650,000	1,689,138
New York Local Government Assistance Corporation Refinance Sub Lien Series A-10V (Tax Revenue, AGM Insured) ±(m)(n)	0.23	4-1-2017	25,300,000	25,205,125
New York Local Government Refunding Series C (Tax Revenue)	5.50	4-1-2017	2,425,000	2,546,541
New York NY Adjusted Fiscal 2008 Sub Series A-3 (GO Revenue, AGM Insured) ±(m)	0.38	8-1-2026	5,100,000	5,100,000
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO Revenue, AGM Insured) ±(m)	0.47	10-1-2027	53,625,000	53,625,000
New York NY Adjusted Fiscal 2008 Sub Series J7 (GO Revenue) ±	0.49	8-1-2021	8,325,000	8,251,907
New York NY IDAG Terminal One Group Association Project (Miscellaneous Revenue)	5.50	1-1-2016	1,525,000	1,543,590
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.25	6-15-2032	26,550,000	26,550,000
New York NY Series A-6 (GO Revenue) ±	0.52	8-1-2031	39,950,000	39,780,213
New York NY Series J Sub Series J-2 (GO Revenue, AGM Insured) ±(m)	0.54	6-1-2036	22,075,000	22,075,000
New York NY Series J Sub Series J-3 (GO Revenue, AGM Insured) ±(m)	0.47	6-1-2036	26,100,000	26,100,000
New York NY Series J-9 (GO Revenue) ±	0.42	8-1-2027	38,000,000	37,938,440
New York NY Sub Series A-6 (GO Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.25	11-1-2026	24,000,000	24,000,000
New York NY Sub Series C-4 (GO Revenue, AGM Insured) ±(m)	0.45	1-1-2032	1,025,000	1,025,000
New York NY Sub Series J-4 (GO Revenue) ±	0.57	8-1-2025	10,865,000	10,690,834
New York NY Sub Series J-8 (GO Revenue) ±	0.40	8-1-2021	18,350,000	18,309,263
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.30	11-1-2022	23,375,000	23,375,000
New York NY Transitional Finance Authority Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.30	11-1-2022	11,785,000	11,785,000
New York NY Transitional Finance Authority Sub Series 2E (Tax Revenue, Dexia Credit Local SPA) ø	0.30	11-1-2022	6,005,000	6,005,000
New York NY Transitional Finance Authority Sub Series A-3 (Tax Revenue, Dexia Credit Local SPA) ø	0.25	8-1-2022	10,500,000	10,500,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.25	8-1-2023	42,500,000	42,500,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.20	8-1-2031	14,200,000	14,200,000
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	37,430,000	37,387,704
Norwich NY BAN (GO Revenue)	1.25	3-24-2016	5,135,000	5,150,816
Norwood NY Central School District BAN (GO Revenue)	2.00	8-5-2016	2,000,000	2,018,860
Onondaga County NY Lafayette Central School District RAN (GO Revenue)	1.50	6-24-2016	2,600,000	2,616,016
Orange County NY Board of Cooperative Educational Services RAN (Miscellaneous Revenue)	1.50	7-28-2016	11,000,000	11,060,500
Oyster Bay NY BAN Series A (GO Revenue)	1.50	2-5-2016	50,465,000	50,623,965

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)

Oyster Bay NY Public Improvement (GO Revenue)	3.00%	8-15-2017	$500,000	$516,145
Oyster Bay NY Public Improvement Series A (GO Revenue, AGM Insured)	3.00	3-1-2016	1,995,000	2,016,207
Port Authority New York & New Jersey Special Obligation JFK International Air Terminal 6 Project (Airport Revenue, National Insured)	6.25	12-1-2015	3,000,000	3,027,870
Rockland County NY (GO Revenue)	3.50	10-1-2015	1,365,000	1,365,096
Rockland County NY Public Improvement Series C (GO Revenue, AGM Insured)	3.00	5-1-2016	1,175,000	1,192,848
Rome NY City School District (GO Revenue)	3.00	6-15-2016	2,990,000	3,046,003
Steuben County NY BAN (GO Revenue)	1.38	8-26-2016	3,750,000	3,759,450
Suffolk County NY Board of Cooperative Educational Services RAN (Miscellaneous Revenue)	1.50	6-30-2016	3,600,000	3,620,124
Suffolk County NY Public Improvement Series B (GO Revenue)	4.50	11-1-2015	1,100,000	1,103,960
Suffolk County NY TAN Series B (GO Revenue, AGM Insured)	2.00	10-15-2015	2,860,000	2,862,202
Suffolk County NY Tuckahoe Common School District TAN (GO Revenue) %%	1.50	6-30-2016	2,800,000	2,816,520
Triborough Bridge & Tunnel Authority New York Refunding Bond General Sub Series B-4 (Transportation Revenue) ±	0.65	1-1-2029	4,500,000	4,521,375
Triborough Bridge & Tunnel Authority New York Refunding Bond General Sub Series B-D (Transportation Revenue) ±	0.72	1-1-2031	40,800,000	40,869,768
Ulster NY BAN (GO Revenue)	2.00	7-28-2016	3,325,036	3,358,353
Utica NY School District (GO Revenue)	2.00	7-22-2016	1,000,000	1,006,050
Utica NY School District (GO Revenue)	3.00	7-1-2016	960,000	974,429
Utica NY School District (GO Revenue)	3.00	7-1-2017	1,320,000	1,355,495
Westchester County NY Hudson Project (Health Revenue)	2.00	1-1-2016	450,000	450,936
Westchester County NY Hudson Project (Health Revenue)	3.00	1-1-2017	500,000	511,595
Wyoming County NY Letchworth Central School District BAN (GO Revenue)	1.50	6-17-2016	3,100,000	3,118,755
Yonkers NY Series A (GO Revenue)	4.00	7-1-2016	2,835,000	2,909,872
Yonkers NY Series B (GO Revenue)	3.00	7-1-2016	1,290,000	1,314,394
Yonkers NY Series C (GO Revenue)	4.00	8-15-2016	2,085,000	2,148,363
Yonkers NY Series D (GO Revenue)	2.00	8-1-2016	3,325,000	3,366,463
Yonkers NY Series D (GO Revenue)	3.00	8-15-2016	660,000	674,302
Yonkers NY Series D (GO Revenue)	3.00	8-1-2017	2,045,000	2,121,790
Yonkers NY Series D (GO Revenue)	4.00	8-1-2018	3,135,000	3,372,445
Yonkers NY Series E (GO Revenue)	3.25	9-1-2017	790,000	824,254
Yonkers NY Series E (GO Revenue)	4.00	9-1-2018	1,225,000	1,321,493
Yonkers NY Series F (GO Revenue)	2.00	9-1-2017	345,000	351,779
Yonkers NY Series F (GO Revenue)	3.00	9-1-2018	350,000	368,081

				859,061,928

North Carolina : 0.83%

Charlotte NC Housing Authority MFHR Boulevard Phase III Project (Housing Revenue) ±	0.75	8-1-2017	10,500,000	10,500,210
Mecklenburg County NC Series A (Miscellaneous Revenue) ±	0.44	2-1-2028	2,465,000	2,466,060
North Carolina Capital Finance Republic Services Incorporated Project (Resource Recovery Revenue) ±	0.60	6-1-2038	21,000,000	21,000,000
North Carolina Medical Care Commission Moses Cone Health System (Health Revenue)	5.00	10-1-2015	500,000	500,065
University of North Carolina Chapel Hill Series A (Education Revenue) ±	0.58	12-1-2041	10,200,000	10,200,918

				44,667,253

North Dakota : 0.12%

Dickinson ND Series A (Tax Revenue)	3.00	10-1-2015	685,000	685,055
Dickinson ND Series A (Tax Revenue)	3.00	10-1-2017	1,100,000	1,142,944
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2016	375,000	380,273
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2017	3,875,000	4,002,255

				6,210,527

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio : 1.88%

American Municipal Power Ohio Incorporated BAN (Utilities Revenue)	1.00%	10-22-2015	$7,530,000	$7,531,732
Cleveland OH Airport System Series A (Airport Revenue, Ambac Insured)	5.25	1-1-2017	2,315,000	2,436,838
Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00	1-1-2017	2,895,000	3,049,593
Cleveland OH Public Utilities Division of Water Series Z (Water & Sewer Revenue) %%	2.00	1-1-2016	825,000	829,001
Cuyahoga OH Metropolitan Housing Authority Bohn Tower Apartments Project (Housing Revenue)	0.70	3-1-2017	12,700,000	12,706,096
Hamilton County OH Refunding Metropolitan Sewer District Series A (Water & Sewer Revenue)	3.00	12-1-2015	6,810,000	6,843,505
Lancaster OH Port Authority (Utilities Revenue) ±	0.53	2-1-2017	3,895,000	3,891,845
Lancaster OH Port Authority (Utilities Revenue) ±	0.58	8-1-2017	3,240,000	3,239,514
Lancaster OH Port Authority (Utilities Revenue) ±	0.63	2-1-2018	7,225,000	7,209,972
Lancaster OH Port Authority (Utilities Revenue) ±	0.68	8-1-2018	4,000,000	3,992,120
Middletown OH School District TAN (GO Revenue)	1.75	5-3-2016	2,500,000	2,513,075
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2016	750,000	758,828
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	450,000	454,127
Ohio Air Quality Development Authority FirstEnergy Generation Corporation Series 2009-A (Utilities Revenue)	5.70	8-1-2020	13,750,000	15,001,250
Ohio Capital Asset Financing Program Series A (GO Revenue)	5.00	12-1-2015	920,000	926,937
Ohio HFA MFHR Walnut Court Senior Apartments (Housing Revenue)	0.50	8-1-2016	3,900,000	3,900,117
Ohio Higher Educational Facility John Carroll University Project (Education Revenue) ±	2.25	9-1-2033	1,790,000	1,825,263
Ohio University Hospitals Health Systems Series B (Health Revenue) ø	0.35	1-15-2033	12,720,000	12,720,000
Ohio Water Development Authority FirstEnergy Generation Corporation Series 2009-A (Water & Sewer Revenue)	5.88	6-1-2033	1,240,000	1,275,055
Ohio Water Development Authority Waste Management Project (Resource Recovery Revenue) ±	2.25	7-1-2021	1,250,000	1,267,838
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2016	1,760,000	1,803,384
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2017	4,375,000	4,592,263
Warrensville Heights OH BAN (GO Revenue)	2.13	8-11-2016	1,220,000	1,233,481
Warrensville Heights OH Certificate of Participation (GO Revenue)	2.38	12-15-2015	1,600,000	1,602,992

				101,604,826

Oklahoma : 0.51%

Cleveland County OK Detention Facilities Project (Tax Revenue)	3.00	3-1-2018	1,000,000	1,045,820
Cleveland County OK Detention Facilities Project (Tax Revenue)	3.00	3-1-2019	1,505,000	1,588,934
Cleveland County OK Educational Facilities Moore Public Schools Project (Miscellaneous Revenue)	5.00	6-1-2017	4,825,000	5,168,540
Comanche County OK Hospital Authority Refunding (Health Revenue)	5.00	7-1-2017	2,855,000	3,022,560
Oklahoma County OK Independent School District #52 Series B (GO Revenue)	2.00	3-1-2017	2,550,000	2,595,798
Oklahoma Housing Finance Agency Cherokee Terrace Apartments (Housing Revenue, GNMA Insured) ±	0.70	12-1-2017	5,000,000	4,998,750
Oklahoma School District Certificate of Participation (Miscellaneous Revenue)	0.80	6-30-2016	8,890,000	8,896,045

				27,316,447

Oregon : 0.39%

Oregon Facilities Authority Providence Health & Services Series C (Health Revenue) ±	0.90	10-1-2020	14,550,000	14,555,675

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Oregon (continued)

Oregon Housing Development Holiday Garden Apartments Series 2015D (Housing Revenue) ±	0.80%	8-1-2018	$6,400,000	$6,402,432

				20,958,107

Pennsylvania : 3.85%

Allentown PA Hospital Authority Sacred Heart Hospital (Health Revenue)	6.00	11-15-2016	1,940,000	1,957,285
Beaver County PA IDA FirstEnergy Generation Series A (Miscellaneous Revenue) ±	2.20	1-1-2035	3,000,000	3,011,820
Bethlehem PA Area School District Authority (Miscellaneous Revenue) ±	0.57	1-1-2030	7,995,000	8,003,635
Chester County PA IDA University Student Housing Project Series C-1 (Housing Revenue)	0.65	2-1-2017	1,900,000	1,897,663
Clarion County PA IDA Clarion University Housing Project Series D (Housing Revenue)	3.00	7-1-2016	435,000	440,781
Clarion County PA IDA Clarion University Housing Project Series D (Housing Revenue)	3.00	7-1-2017	900,000	923,256
Clarion County PA IDA Student Housing (Housing Revenue)	1.05	5-1-2016	4,000,000	4,001,320
Downingtown PA School District (GO Revenue) ±	0.39	5-1-2030	6,000,000	5,998,560
Greater Latrobe PA School District (Miscellaneous Revenue)	3.00	10-1-2016	4,580,000	4,693,218
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program (Education Revenue) ±	3.00	11-1-2035	4,000,000	4,070,720
Montgomery County PA IDA ACTS Retirement Community Series B (Health Revenue)	5.00	11-15-2017	2,300,000	2,385,031
Montgomery County PA IDA Refunding Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.55	6-1-2029	12,910,000	12,929,623
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.48	11-1-2018	700,000	693,014
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.54	11-1-2019	1,000,000	984,520
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.63	11-1-2024	5,000,000	4,940,450
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	2,500,000	2,571,800
Penn Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	10-1-2015	415,000	415,033
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	3.00	11-1-2015	1,500,000	1,503,405
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	4.00	5-1-2016	1,225,000	1,250,113
Pennsylvania EDFA Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.55	8-1-2045	10,100,000	10,099,899
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue) ±	1.75	12-1-2033	15,165,000	15,194,117
Pennsylvania HEFAR Associated Independent Colleges Series 13 (Education Revenue) ±	0.55	11-1-2031	3,110,000	3,110,249
Pennsylvania HEFAR Association of Independent Colleges and Universities of Pennsylvania Financing Program Mount Aloysius College Project Series R1 (Education Revenue) ±	0.85	11-1-2041	1,140,000	1,141,402
Pennsylvania HEFAR Slippery Rock University Foundation Series A (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	7-1-2016	1,760,000	1,766,600
Pennsylvania Higher Education Facilities Authority Independent Colleges Series I4 (Education Revenue) ±	1.50	11-1-2031	5,800,000	5,820,126
Pennsylvania Public School Building Authority Series 11396 (Miscellaneous Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.17	12-1-2023	5,000,000	5,000,000
Pennsylvania Series 2 (GO Revenue)	5.00	4-15-2017	1,250,000	1,334,213
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.57	12-1-2016	6,825,000	6,825,000
Pennsylvania Turnpike Commission Series B-1 (Transportation Revenue) ±	0.32	12-1-2016	15,050,000	15,053,161
Pennsylvania Turnpike Commission Series B-2 (Transportation Revenue) ±	0.32	12-1-2016	34,950,000	34,957,340
Philadelphia PA IDA One Benjamin Franklin Series C (Miscellaneous Revenue, AGM Insured)	5.00	2-15-2016	1,000,000	1,016,470
Philadelphia PA IDA Refunding 1st Series 2016 (Education Revenue) %%	5.00	4-1-2016	755,000	761,931

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)

Philadelphia PA School District (GO Revenue)	3.00%	9-1-2016	$1,450,000	$1,482,698
Philadelphia PA School District Series B (GO Revenue)	5.00	9-1-2016	3,500,000	3,643,045
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2016	4,360,000	4,538,193
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2017	4,750,000	5,101,405
Tunkhannock PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	2.00	7-15-2016	1,240,000	1,252,896
University Area Joint Authority Pennsylvania Refunding Bond (Water & Sewer Revenue) ±	0.42	11-1-2028	3,300,000	3,291,981
Upper Darby PA School District (GO Revenue)	3.00	5-1-2017	500,000	517,120
Upper Darby PA School District (GO Revenue)	4.00	5-1-2018	700,000	751,373
Warwick PA School District (GO Revenue)	3.00	2-15-2017	1,000,000	1,032,920
Warwick PA School District (GO Revenue)	4.00	2-15-2018	1,250,000	1,340,613
Warwick PA School District (GO Revenue)	4.00	2-15-2019	1,025,000	1,121,606
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2016	1,080,000	1,103,566
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2017	1,085,000	1,130,386
West Mifflin PA School District (GO Revenue, AGM Insured)	4.10	10-1-2018	2,500,000	2,500,275
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2017	1,650,000	1,711,743
Westmoreland County PA IDA Excela Health Project (Health Revenue)	5.00	7-1-2018	1,650,000	1,776,819
Wilkes-Barre PA Financing Authority University of Scranton Series 2015A (Education Revenue)	2.00	11-1-2015	1,000,000	1,001,340
York County PA Refunding Bond (GO Revenue) ±	0.43	6-1-2033	9,730,000	9,718,616

				207,768,350

Puerto Rico : 1.08%

Puerto Rico Electric Power Authority Series L (Utilities Revenue, National Insured)	5.50	7-1-2016	2,000,000	2,025,620
Puerto Rico Electric Power Authority Series SS (Utilities Revenue, National Insured)	5.00	7-1-2016	725,000	725,711
Puerto Rico Electric Power Authority Series TT (Utilities Revenue, AGM Insured)	5.00	7-1-2017	550,000	557,788
Puerto Rico Government Development Bank Series 1985 (Miscellaneous Revenue, National Insured)	4.75	12-1-2015	42,805,000	42,899,599
Puerto Rico Highway & Transportation Authority Series E (Transportation Revenue, AGM Insured)	5.50	7-1-2017	575,000	587,564
Puerto Rico Municipal Finance Agency Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2016	4,935,000	4,947,140
Puerto Rico Public Improvement Series A (GO Revenue, AGM Insured)	5.00	7-1-2017	250,000	254,218
Puerto Rico Series A (GO Revenue, AGM Insured)	5.00	7-1-2016	6,065,000	6,206,193

				58,203,833

Rhode Island : 0.37%

Providence RI Redevelopment Agency Public Safety Building Project Series A (Miscellaneous Revenue)	4.00	4-1-2018	3,025,000	3,210,856
Rhode Island Health & Education Building Finance Corporation (Health Revenue, AGM Insured)	5.00	5-15-2017	7,370,000	7,560,441
Rhode Island Health & Educational Building Refunding Bond Providence Financing Program (Education Revenue, AGM Insured)	3.00	5-15-2017	1,815,000	1,875,567
Rhode Island Health & Educational Building Refunding Bond Providence Financing Program (Education Revenue, AGM Insured)	3.00	5-15-2018	1,535,000	1,606,823
Rhode Island Housing and Mortgage Finance Corporation Series 66-B (Housing Revenue) ±	0.72	10-1-2045	4,350,000	4,343,127
Rhode Island Student Loan Authority AMT Program Senior Series A (Education Revenue)	5.00	12-1-2019	750,000	840,720
Rhode Island Student Loan Authority Program Senior Series A (Education Revenue)	4.00	12-1-2015	410,000	412,661

				19,850,195

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
South Carolina : 0.08%

Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00%	4-1-2016	$700,000	$704,837
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2017	600,000	608,262
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2018	500,000	503,850
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	4.00	4-1-2019	500,000	520,395
Woodruff SC BAN (Water & Sewer Revenue)	1.05	4-1-2017	2,045,000	2,046,227

				4,383,571

South Dakota : 0.01%

Rapid City SD (Tax Revenue)	3.00	12-1-2015	460,000	461,702

Tennessee : 0.70%

Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	2,740,000	2,873,986
Knoxville TN Industrial Development Board Collateralized Housing Golden Age Retirement Village Project (Housing Revenue, GNMA Insured)	0.85	12-1-2017	5,900,000	5,903,835
Lewisburg TN Industrial Development Board Waste Management Project (Resource Recovery Revenue) ±	0.55	7-2-2035	8,000,000	8,000,000
Metropolitan Government Nashville & Davidson Counties TN Health & Education Facilities Meharry Medical College (Health Revenue, Ambac Insured)	6.00	12-1-2016	1,085,000	1,112,982
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	4,315,000	4,490,448
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,430,000	1,542,112
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2016	6,630,000	6,720,035
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	6,925,000	7,249,921

				37,893,319

Texas : 10.67%

Alamito TX Public Facilities Corporation HACEP RAD Conversion Program (Housing Revenue) ±	1.00	10-1-2018	3,000,000	3,007,710
Clear Creek TX Independent School District (GO Revenue) ±	3.00	2-15-2035	4,200,000	4,379,802
Dallas TX Housing Finance Corporation Fountain Rosemeade Apartments (Housing Revenue)	0.60	10-1-2016	4,875,000	4,873,538
Dallas TX Independent High School District (GO Revenue) ±	1.50	2-15-2034	4,000,000	4,029,320
Deutsche Bank SPEAR/LIFER Trust Series DB-327 (Tax Revenue, Ambac Insured, Deutsche Bank LIQ) 144Aø	0.79	9-1-2033	10,500,000	10,500,000
Deutsche Bank SPEAR/LIFER Trust Series DBE 1149 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.22	8-15-2043	4,985,000	4,985,000
Fort Bend TX Independent School District Various School Building Series A (GO Revenue) ±	0.66	8-1-2040	7,500,000	7,509,525
Galveston TX Dickinson Independent High School District (GO Revenue) ±	1.05	8-1-2037	4,000,000	4,014,520
Galveston TX Hotel Occupancy Series B (Tax Revenue, AGM Insured)	4.00	9-1-2016	420,000	432,625
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-2 (GO Revenue) ±	3.00	2-15-2040	960,000	998,582
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-3 (GO Revenue) ±	1.05	2-15-2044	12,000,000	12,002,040
Houston TX Hotel Occupancy Prerefunded Series B (Tax Revenue)	5.00	9-1-2018	1,735,000	1,809,189
Houston TX Hotel Occupancy Unrefunded Series B (Tax Revenue)	5.00	9-1-2018	285,000	296,220
Houston TX Independent School District Limited Tax School House Series A-1 (GO Revenue) ±	3.00	6-1-2039	83,250,000	84,727,688
Lamar TX Consolidated Independent School District Schoolhouse Series A (GO Revenue) ±	2.00	8-15-2047	38,220,000	38,694,692
Midland County TX PFFA Compass Pointe Apartments (Housing Revenue)	1.25	3-1-2018	7,000,000	7,015,120

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)

North East TX Independent School District Series A (GO Revenue) ±	2.00%	8-1-2042	$26,355,000	$26,687,337
Northside TX Independent School District Building Project (GO Revenue) ±	2.13	8-1-2040	1,960,000	1,963,410
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	8-1-2044	2,610,000	2,649,959
Northside TX Independent School District Series A (GO Revenue) ±	2.00	6-1-2039	28,340,000	28,887,812
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ±	0.30	11-1-2040	17,300,000	17,300,000
Port Arthur TX Navigation District Motiva Enterprises LLC Series B (Resource Recovery Revenue) ø	0.30	12-1-2039	9,600,000	9,600,000
Port Arthur TX Navigation District Motiva Enterprises Project (Industrial Development Revenue) ø	0.30	11-1-2040	10,800,000	10,800,000
Richardson TX Independent School District Series A (GO Revenue)	5.00	2-15-2017	3,835,000	4,071,581
Round Rock TX Independent School District (GO Revenue) ±	1.50	8-1-2040	35,000,000	35,359,100
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-2015	1,710,000	1,710,222
San Antonio TX Electric & Gas Refunding System Junior Lien Series A (Utilities Revenue) ±	0.30	2-1-2033	53,000,000	52,949,120
San Antonio TX Electric & Gas Refunding System Junior Lien Series B (Utilities Revenue) ±	2.00	12-1-2027	3,225,000	3,233,643
San Antonio TX Housing Trust Finance Corporation MFHR Masters Ranch Apartments Project (Housing Revenue)	0.50	9-1-2016	15,500,000	15,504,495
San Antonio TX Junior Lien No Reserve Fund Series F (Water & Sewer Revenue) ±	0.70	5-1-2043	12,320,000	12,317,166
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	2.00	11-15-2016	400,000	403,644
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	3.00	11-15-2017	485,000	499,254
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	4.00	11-15-2018	500,000	531,820
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	4.00	11-15-2019	510,000	543,823
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	3.00	11-15-2017	500,000	515,225
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	4.00	11-15-2018	500,000	532,765
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	4.00	11-15-2019	710,000	758,820
Tarrant County TX Cultural Education Facilities Finance Corporation Hendrick Medical Center (Health Revenue)	4.00	9-1-2017	550,000	578,655
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.27	11-15-2029	6,958,512	6,958,512
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2974 (Health Revenue, Credit Suisse LIQ) 144Aø	0.22	11-15-2029	3,200,000	3,200,000
Texas Department of Housing and Community Affairs Good Samaritan Towers (Housing Revenue)	0.95	9-1-2017	5,620,000	5,622,585
Texas Municipal Gas Acquisition & Supply Corporation I Series A (Utilities Revenue)	5.00	12-15-2015	2,115,000	2,134,500
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.93	9-15-2017	16,480,000	16,506,862
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.49	9-15-2017	43,265,000	43,265,000
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2015	2,900,000	2,926,999
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	2,500,000	2,622,875
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series B (Utilities Revenue) ±	0.78	12-15-2017	4,350,000	4,347,086
Texas Public Finance Authority Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2015	4,000,000	4,012,560

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)

Texas Public Finance Authority Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00%	11-1-2016	$2,080,000	$2,170,542
Texas Public Finance Authority Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	7-1-2017	11,500,000	12,008,415
Texas Public Finance Authority Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	7-1-2018	6,000,000	6,056,340
Texas Transportation Commission State Highway Fund Floating 1st Tier Series B (Tax Revenue) ±	0.37	4-1-2032	24,000,000	24,002,400
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.23	4-1-2026	16,500,000	16,500,000
Texas Turnpike Authority Central Texas Turnpike System Prerefunded Capital Appreciation 1st Tier Series A (Transportation Revenue, Ambac Insured) ¤	0.00	8-15-2016	4,755,000	4,737,834
Texas Turnpike Authority Central Texas Turnpike System Unrefunded Balance Capital Appreciation 1st Tier Series A (Transportation Revenue, Ambac Insured) ¤	0.00	8-15-2016	340,000	338,477
Williamson County TX (GO Revenue) ±	1.45	8-15-2034	2,500,000	2,506,325

				576,590,734

Vermont : 0.04%

Burlington VT Airport Refunding Series 2012B (Airport Revenue)	3.50	7-1-2018	2,290,000	2,326,640

Virgin Islands : 0.21%

Virgin Islands PFA Senior Lien Matching Fund Loan Series A (Miscellaneous Revenue)	4.00	10-1-2016	1,700,000	1,747,634
Virgin Islands PFA Senior Lien Matching Fund Loan Series B (Miscellaneous Revenue)	5.00	10-1-2017	6,950,000	7,411,758
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2015	2,000,000	2,000,200

				11,159,592

Virginia : 1.23%

Albemarle County VA Industrial Development Revenue Jefferson Scholars Foundation Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.26	10-1-2037	8,700,000	8,700,000
Chesapeake VA EDA Electric and Power Company Series 2008A (Utilities Revenue) ±	1.75	2-1-2032	30,000,000	30,073,800
Fairfax County VA EDA Mount Vernon Ladies Association Project (Industrial Development Revenue, SunTrust Bank LOC) ø	0.26	6-1-2037	9,860,000	9,860,000
Fredericksburg VA EDA Mary Washington Healthcare Group Series A (Health Revenue) ±	1.92	8-1-2038	4,265,000	4,307,053
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2016	1,000,000	1,033,030
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2017	1,250,000	1,342,288
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2018	1,500,000	1,662,870
Louisa VA IDA Virginia Electric & Power Company Series C (Utilities Revenue) ±	0.70	11-1-2035	6,400,000	6,410,112
Virginia Small Business Financing Authority Hampton University (Education Revenue)	3.00	10-1-2015	1,880,000	1,880,132
Virginia Small Business Financing Authority Hampton University (Education Revenue)	3.00	10-1-2016	955,000	976,717

				66,246,002

Washington : 0.18%

Grant County WA Public Utility District #2 Series K (Utilities Revenue) ±	0.34	1-1-2044	4,000,000	3,978,040
Kent WA (GO Revenue)	2.00	12-1-2015	400,000	401,060
Kent WA (GO Revenue)	3.00	12-1-2016	500,000	513,080
Washington Housing Finance Commission Market Street Apartments Project Series A (Housing Revenue)	0.55	6-1-2016	4,750,000	4,751,188

				9,643,368

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
West Virginia : 0.30%

Mason County WV PCR Appalachian Power Company Series L (Industrial Development Revenue) ±	1.63%	10-1-2022	$16,000,000	$15,969,600

Wisconsin : 1.00%

Augusta WI School District Notes Anticipation Notes (Miscellaneous Revenue)	2.00	12-1-2015	3,175,000	3,179,382
Ellsworth WI Community School District Notes Anticipation Notes (Miscellaneous Revenue)	2.00	4-1-2016	630,000	630,838
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2015	295,000	297,425
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2016	345,000	362,702
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2015	390,000	392,543
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2016	385,000	400,273
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2017	385,000	408,932
Milwaukee County WI Series F9 (GO Revenue) ±	0.47	2-15-2032	7,500,000	7,499,775
Richland Center WI Sewer System BAN Series A (Water & Sewer Revenue)	1.00	5-1-2016	14,740,000	14,744,569
Tender Option Bond Trust Receipts Floaters Series 2015-XF0127 (Health Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.22	10-1-2020	4,875,000	4,875,000
Waukesha WI Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.95	12-1-2042	3,865,000	3,865,000
Waukesha WI Note Anticipation Notes Series C (Miscellaneous Revenue)	2.00	7-1-2016	11,280,000	11,368,886
Wisconsin HEFA Aspirus Incorporate Obligation Group Series A (Health Revenue)	3.00	8-15-2016	420,000	428,459
Wisconsin HEFA Aurora Health Care Series B-1 (Health Revenue) ±	1.25	8-15-2025	3,440,000	3,456,753
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue)	2.00	12-1-2016	1,455,000	1,476,956
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue)	3.00	12-1-2017	200,000	208,304
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue)	3.00	12-1-2018	500,000	526,035

				54,121,832

Wyoming : 0.56%

Sweetwater County WY Pollution Control Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø	0.31	1-1-2017	30,000,000	30,000,000

Total Municipal Obligations (Cost $5,270,352,652)				5,270,882,197

Other : 1.87%

Nuveen Dividend Advantage Municipal Fund 3, Institutional MuniFund Term Preferred Shares ±144A	0.77	10-1-2017	59,000,000	59,072,570
Nuveen New York AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares ±144A§	0.64	10-1-2017	17,000,000	16,992,860
Nuveen Texas Quality Income Municipal Fund, Institutional MuniFund Term Preferred Shares ±144A	1.01	11-1-2018	25,000,000	25,034,750

Total Other (Cost $100,974,354)				101,100,180

	Yield		Shares

Short-Term Investments : 0.26%

Investment Companies : 0.24%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		12,933,528	12,933,528

		Maturity date	Principal
U.S. Treasury Securities : 0.02%

U.S. Treasury Bill (z)#	0.04	12-17-2015	$825,000	825,020

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Total Short-Term Investments (Cost $13,758,453)		13,758,548

Total investments in securities (Cost $5,398,000,631)*	99.94%	5,398,379,175

Other assets and liabilities, net	0.06	3,416,765

Total net assets	100.00%	$5,401,795,940

±	Variable rate investment. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
§	The security is subject to a demand feature which reduces the effective maturity.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,397,994,758 and unrealized gains (losses) consists of:

Gross unrealized gains	$11,797,437
Gross unrealized losses	(11,413,020)

Net unrealized gains	$384,417

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
IDAG	Industrial Development Agency
LIBOR	London Interbank Offered Rate
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
LP	Limited partnership

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments — September 30, 2015 (unaudited)

MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
RAN	Revenue anticipation notes
R&D	Research & development
RDA	Redevelopment Authority
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TAN	Tax anticipation notes
TRAN	Tax revenue anticipation notes

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$0	$12,638,250	$12,638,250
Municipal obligations	0	5,270,882,197	0	5,270,882,197
Other	0	101,100,180	0	101,100,180
Short-term investments
Investment companies	12,933,528	0	0	12,933,528
U.S. Treasury securities	825,020	0	0	825,020

Total assets	$13,758,548	$5,371,982,377	$12,638,250	$5,398,379,175

Liabilities
Futures contracts	$27,500	$0	$0	$27,500

Total liabilities	$27,500	$0	$0	$27,500

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended September 30, 2015, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At September 30, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at September 30, 2015	Unrealized losses
12-31-2015	JPMorgan	880 Short	5-Year U.S. Treasury Notes	$106,053,750	$(254,846)

Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.54%

Georgia : 1.07%

Atlanta GA Development Authority Series A1 (Tax Revenue)	5.00%	7-1-2034	$1,500,000	$1,699,050

Guam : 8.85%

Guam Government Business Privilege Series A (Tax Revenue)	5.25	1-1-2036	2,000,000	2,197,280
Guam Government Business Privilege Series B1 (Tax Revenue)	5.00	1-1-2042	500,000	535,095
Guam Government Business Privilege Series D (Tax Revenue)	5.00	11-15-2021	2,250,000	2,586,195
Guam Government Business Privilege Series D (Tax Revenue)	5.00	11-15-2022	1,500,000	1,730,370
Guam Government Hotel Occupancy Tax Series A (Tax Revenue)	5.00	11-1-2016	500,000	523,235
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,109,250
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.50	12-1-2019	1,000,000	1,147,810
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2025	740,000	854,115
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	650,000	724,633
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2016	100,000	104,038
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2016	150,000	156,057
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,575,000	1,800,241
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	581,155

				14,049,474

Illinois : 6.67%

Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	1,000,000	656,970
Chicago IL Board of Education Refunding Bond Series A (GO Revenue, Ambac Insured)	5.50	12-1-2025	2,115,000	2,114,831
Chicago IL Refunding Bond (Tax Revenue)	5.00	1-1-2034	2,000,000	2,033,940
Chicago IL Refunding Bond CAB Series C (GO Revenue) ¤	0.00	1-1-2032	2,500,000	828,775
Chicago IL Series A (GO Revenue)	5.00	1-1-2027	1,700,000	1,676,863
Chicago IL Waterworks Second Lien (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2020	500,000	543,380
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	250,000	273,723
Illinois Sports Facilities Authority CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2024	3,500,000	2,462,915

				10,591,397

Michigan : 0.14%

Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	215,000	215,639

New Jersey : 2.09%

New Jersey Economic Development Authority Series EE (Miscellaneous Revenue)	5.00	9-1-2023	935,000	986,023
New Jersey Transportation Trust Fund Authority CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	2,000,000	813,200
New Jersey TTFA Series AA (Miscellaneous Revenue)	5.00	6-15-2038	1,500,000	1,521,045

				3,320,268

New York : 1.05%

Metropolitan Transportation Authority New York (Transportation Revenue)	5.00	11-15-2045	1,500,000	1,668,195

Puerto Rico : 9.07%

Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	7-1-2016	1,535,000	1,570,735
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	210,000	212,283
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	215,000	217,337
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	1,000,000	1,012,810

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico (continued)

Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50%	7-1-2017	$1,000,000	$1,020,830
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2016	2,255,000	2,287,540
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	600,000	656,418
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2015	500,000	501,290
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, AGC Insured)	5.25	7-1-2019	1,000,000	1,004,070
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, BHAC/FGIC Insured)	5.25	7-1-2021	300,000	348,486
Puerto Rico Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2019	1,500,000	1,528,125
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital De La Concepcion Series A (Health Revenue)	6.50	11-15-2020	25,000	25,546
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facility Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2018	500,000	509,615
Puerto Rico Municipal Finance Authority Series C (Tobacco Revenue, BHAC/FGIC Insured)	5.50	7-1-2020	3,000,000	3,474,480
Puerto Rico Public Finance Corporation Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	250,000	41,250

				14,410,815

Virgin Islands : 7.50%

Virgin Islands PFA Gross Receipts Series C (Tax Revenue)	5.00	10-1-2017	2,240,000	2,388,826
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National Insured)	4.00	10-1-2020	450,000	461,822
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, AGM Insured)	4.00	10-1-2022	1,000,000	1,058,400
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National Insured)	5.00	10-1-2016	250,000	259,620
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2025	2,000,000	2,257,660
Virgin Islands PFA Series A (Tax Revenue)	5.00	10-1-2018	5,165,000	5,474,332
Virgin Islands PFA Unrefunded Balance Series A (Miscellaneous Revenue)	7.30	10-1-2018	10,000	10,956

				11,911,616

Wisconsin : 62.10%

Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.75	9-1-2016	415,000	417,079
Blue Mounds WI CDA Series A (Miscellaneous Revenue)	1.25	4-1-2017	50,000	50,359
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2017	170,000	171,251
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.50	6-1-2018	200,000	201,426
Glendale WI CDA Bayshore Public Parking (Miscellaneous Revenue)	1.50	10-1-2019	300,000	301,629
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2017	1,635,000	1,714,674
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2018	1,700,000	1,811,333
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	4.38	4-1-2022	200,000	214,044
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	5.00	4-1-2030	1,410,000	1,557,627
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.65	12-1-2026	100,000	114,750
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.00	12-1-2029	260,000	301,189
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	4.25	12-1-2015	50,000	50,349
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.50	12-1-2023	250,000	285,703
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.15	12-1-2032	420,000	488,502
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.70	4-1-2016	405,000	409,933

2

Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin (continued)

Greenfield WI CDA Layton Terrace Project (Housing Revenue) ±	4.75%	9-1-2033	$500,000	$500,650
Kaukauna WI RDA (Miscellaneous Revenue)	3.75	6-1-2032	850,000	859,469
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2019	50,000	54,568
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2020	100,000	110,395
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2021	310,000	343,719
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2022	235,000	261,066
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2023	200,000	221,996
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2025	425,000	472,757
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2028	425,000	455,876
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2035	900,000	910,458
Little Chute WI CDA (Industrial Development Revenue, Associated Bank NA LOC) ø	0.12	7-1-2053	805,000	805,000
Little Chute WI CDA (Miscellaneous Revenue)	4.25	3-1-2017	200,000	200,460
Little Chute WI CDA (Miscellaneous Revenue)	4.35	3-1-2018	200,000	200,422
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2023	150,000	170,774
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2025	475,000	539,462
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2039	5,000,000	5,639,000
Milwaukee WI RDA Neighborhood Schools Series A (Miscellaneous Revenue, Ambac Insured)	3.90	8-1-2021	205,000	213,122
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue, Ambac Insured)	4.00	8-1-2023	300,000	309,861
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2020	3,100,000	3,569,836
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue) ##	5.00	8-1-2021	3,330,000	3,876,320
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	2,100,000	2,368,338
Milwaukee WI RDA Summerfest Project (Miscellaneous Revenue)	3.15	8-1-2017	50,000	52,072
Milwaukee WI RDA Summerfest Project (Miscellaneous Revenue)	4.60	8-1-2024	870,000	939,965
Milwaukee WI RDA Summerfest Project (Miscellaneous Revenue)	5.00	8-1-2030	3,000,000	3,322,680
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.95	12-1-2038	2,205,000	2,205,000
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50	2-15-2029	1,000,000	1,096,490
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	2-15-2039	1,570,000	1,723,326
North Fond Du Lac WI CDA (Miscellaneous Revenue) %%	0.85	12-1-2016	150,000	150,281
North Fond Du Lac WI CDA (Miscellaneous Revenue) %%	1.30	12-1-2017	50,000	50,041
North Fond Du Lac WI CDA (Miscellaneous Revenue) %%	1.70	12-1-2018	50,000	50,097
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.40	5-1-2016	70,000	70,354
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.75	5-1-2018	50,000	50,497
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.45	6-1-2016	50,000	50,035
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.65	6-1-2017	100,000	99,707
Platteville WI RDA University of Wisconsin Platteville Real Estate (Education Revenue)	5.00	7-1-2022	1,000,000	1,096,400
Prairie Du Chien WI RDA Series B (Miscellaneous Revenue)	1.65	9-1-2020	200,000	200,340
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.95	10-1-2042	1,420,000	1,420,000
Residual Interest Bond Floater Trust Various States Series 2WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144Aø	0.15	5-1-2018	3,950,000	3,950,000
Saukville Village WI CDA Calibre Incorporated Project (Industrial Development Revenue, BMO Harris Bank NA LOC) ø	0.22	9-1-2029	605,000	605,000
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2015	160,000	161,773
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2017	1,765,000	1,941,712
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2018	380,000	433,705
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2019	100,000	117,355
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2021	2,000,000	2,448,420
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2023	1,600,000	1,972,096
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2026	2,330,000	2,778,758
Sturgeon Bay WI Waterfront RDA Series A (Miscellaneous Revenue)	4.35	10-1-2018	150,000	153,770
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	3.80	2-1-2018	300,000	308,415

3

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin (continued)

Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.00%	2-1-2019	$220,000	$225,658
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.50	2-1-2022	250,000	256,688
Verona WI CDA Public Improvements (Miscellaneous Revenue)	5.38	12-1-2022	830,000	831,785
Warrens WI CDA Economic Improvements (Miscellaneous Revenue)	5.10	11-1-2020	70,000	49,000
Warrens WI CDA Interim Workout Extension (Tax Revenue)	3.70	11-1-2029	250,000	126,538
Warrens WI CDA Public Improvements (Miscellaneous Revenue)	5.00	11-1-2016	70,000	52,500
Waukesha WI Housing Authority Preservation Corporation Project (Housing Revenue, Johnson Bank LOC) ø	0.95	12-1-2042	1,985,000	1,985,000
Waukesha WI Housing Authority The Arboretum Project (Housing Revenue) ±	5.00	12-1-2027	340,000	340,775
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.30	12-1-2016	135,000	137,786
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.65	12-1-2017	335,000	347,797
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.00	12-1-2023	150,000	161,151
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.20	12-1-2024	150,000	162,135
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.25	12-1-2025	250,000	269,790
Wauwatosa WI Housing Authority Hart Park Square Project (Health Revenue, BMO Harris Bank NA LOC) ø	0.22	3-1-2034	260,000	260,000
Weston WI CDA Series A (Miscellaneous Revenue)	5.25	10-1-2020	720,000	722,246
Wisconsin Center District CAB (Tax Revenue, National Insured) ¤	0.00	12-15-2019	175,000	161,863
Wisconsin Center District CAB (Tax Revenue, AGM Insured) ¤	0.00	12-15-2030	190,000	114,637
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2015	30,000	30,321
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2018	65,000	73,501
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2019	2,000,000	2,319,760
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2023	2,350,000	2,708,540
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2027	665,000	765,681
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2030	2,100,000	2,330,097
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2022	730,000	827,302
Wisconsin Dells CDA (Miscellaneous Revenue)	4.60	3-1-2025	175,000	176,167
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	3.00	12-1-2019	1,475,000	1,550,712
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	4.00	12-1-2035	1,000,000	1,016,090
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	5.00	12-1-2025	1,500,000	1,753,125
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	5.00	12-1-2026	1,740,000	2,016,312
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B (Health Revenue)	5.00	7-1-2044	3,250,000	3,487,835
Wisconsin Housing & EDA (Housing Revenue, FHA Insured)	6.10	6-1-2021	70,000	75,846
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.63	11-1-2037	25,000	25,067
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.75	5-1-2037	275,000	275,124
Wisconsin Housing & EDA MFHR Series A (Industrial Development Revenue) ±	4.25	12-1-2035	1,960,000	1,991,987
Wisconsin Housing & EDA President House Project (Housing Revenue, Associated Bank NA LOC) ø	0.12	8-1-2046	1,725,000	1,725,000
Wisconsin Housing & EDA Series A (Housing Revenue)	0.55	12-1-2016	50,000	50,035
Wisconsin Housing & EDA Series A (Housing Revenue)	3.00	5-1-2022	100,000	103,885
Wisconsin Housing & EDA Series A (Housing Revenue)	3.00	11-1-2022	125,000	129,898
Wisconsin Housing & EDA Series A (Housing Revenue, FHLB LIQ) ø	0.02	5-1-2055	2,500,000	2,500,000
Wisconsin Housing & EDA Series A (Housing Revenue)	0.80	6-1-2017	50,000	50,088
Wisconsin Housing & EDA Series A (Housing Revenue)	0.90	12-1-2017	50,000	50,087
Wisconsin Housing & EDA Series A (Housing Revenue)	1.15	6-1-2018	55,000	55,229
Wisconsin Housing & EDA Series A (Housing Revenue)	1.25	12-1-2018	55,000	55,253
Wisconsin Housing & EDA Series A (Housing Revenue)	1.55	12-1-2019	55,000	55,304
Wisconsin Housing & EDA Series A (Housing Revenue)	1.95	12-1-2020	55,000	55,370
Wisconsin Housing & EDA Series A (Housing Revenue)	4.05	12-1-2049	800,000	803,376
Wisconsin Housing & EDA Series A (Housing Revenue)	5.75	11-1-2043	3,390,000	3,586,688

4

Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)

Wisconsin Housing & EDA Series E (Housing Revenue)		4.90%	11-1-2035	$2,015,000	$2,016,773
Wisconsin Oneida Tribe of Indians (Tax Revenue) 144A		5.50	2-1-2021	605,000	672,216
Wisconsin Refunding Bond of 2011 Series 1 (GO Revenue)		5.00	5-1-2022	1,225,000	1,459,945

					98,619,649

Total Municipal Obligations (Cost $152,448,509)					156,486,103

Total investments in securities (Cost $152,448,509)*	98.54%				156,486,103

Other assets and liabilities, net	1.46				2,313,450

Total net assets	100.00%				$158,799,553

¤	The security is issued in zero coupon form with no periodic interest payments.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
*	Cost for federal income tax purposes is $152,446,044 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,799,293
Gross unrealized losses	(759,234)

Net unrealized gains	$4,040,059

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HUD	Department of Housing and Urban Development
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
plc	Public limited company
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

5

Wells Fargo Advantage Wisconsin Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Municipal obligations	$0	$156,486,103	$0	$156,486,103

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.27%

Florida : 0.57%

Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (Industrial Development Revenue, ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,001,510

Guam : 1.33%

Guam Government Business Privilege Series D (Tax Revenue)	5.00	11-15-2022	1,000,000	1,153,580
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2025	1,000,000	1,154,210

				2,307,790

Illinois : 0.57%

Chicago IL Board of Education Refunding Bond Series A (GO Revenue) ±	4.02	3-1-2032	1,000,000	990,000

Pennsylvania : 95.49%

Allegheny County PA Higher Education Building Authority Refunding Bond Duquesne University of The Holy Spirit Series A (Education Revenue)	5.00	3-1-2029	1,135,000	1,310,970
Allegheny County PA Hospital Development Authority Health Center Series B (Health Revenue, National Insured)	6.00	7-1-2027	1,800,000	2,371,248
Allegheny County PA Port Authority Refunding Bond Transportation (Tax Revenue)	5.75	3-1-2029	3,000,000	3,510,330
Allegheny County PA Series C-65 (GO Revenue)	5.50	5-1-2024	4,675,000	5,480,035
Blair County PA (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2026	955,000	1,138,761
Bucks County PA IDA Lane Charter School Project Series A (Education Revenue) 144A	4.88	3-15-2027	1,700,000	1,711,135
Butler County PA Hospital Authority Series A (Health Revenue, Royal Bank of Scotland LOC) ø	0.22	10-1-2042	3,000,000	3,000,000
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	380,000	396,553
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,370,000	2,500,469
Chester County PA IDA Collegium Charter School Project Series A (Education Revenue)	5.00	10-15-2022	1,695,000	1,807,734
Chester County PA IDA Renaissance Academy Charter School (Education Revenue)	3.75	10-1-2024	1,000,000	1,011,450
Chester County PA IDA University Student Housing LLC Project Series A (Housing Revenue)	5.00	8-1-2030	555,000	588,539
Commonwealth of Pennsylvania Financing Authority Series B (Water & Sewer Revenue)	5.00	6-1-2026	1,000,000	1,140,580
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2028	2,090,000	2,290,828
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2036	5,000,000	5,270,250
Cumberland County PA Municipal Authority Dickinson College Series HH1 (Education Revenue)	5.00	11-1-2039	1,200,000	1,289,232
Dauphin County PA (GO Revenue, Syncora Guarantee Incorporated Insured)	5.00	11-15-2022	1,000,000	1,029,080
Delaware County PA IDA Chester Community Charter School Series A (Education Revenue)	5.00	8-15-2020	1,795,000	1,845,673
Delaware County PA Vocational & Technical School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	1,000,000	1,132,070
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	4,390,000	5,198,023
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	2,000,000	2,162,340
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue)	6.00	11-1-2031	2,500,000	2,926,500

1

Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)

Lehigh County PA General Purpose Authority Lehigh Valley Hospital Incorporated Series A (Health Revenue, National Insured)	7.00%	7-1-2016	$435,000	$452,861
Lehigh County PA General Purpose Authority Water & Sewer CAB Allentown Project (Water & Sewer Revenue) ¤	0.00	12-1-2030	2,000,000	1,098,380
Lycoming County PA Authority Pennsylvania College of Technology (Education Revenue)	5.50	7-1-2026	3,000,000	3,455,940
McKeesport PA Municipal Authority (Water & Sewer Revenue, AGM Insured)	5.50	12-15-2027	2,405,000	2,784,774
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2027	840,000	917,070
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue) ##	5.00	1-1-2032	880,000	942,779
Montgomery County PA Higher Education & Health Authority Abington Memorial Hospital Project (Health Revenue)	5.00	6-1-2031	2,000,000	2,196,940
Montgomery County PA Higher Education & Health Authority Refunding Arcadia University (Education Revenue)	5.00	4-1-2030	1,500,000	1,642,455
Montgomery County PA Higher Education & Health Authority Refunding Arcadia University Second Series (Education Revenue, AGM Insured)	5.00	4-1-2027	3,760,000	3,826,176
Montgomery County PA IDA Acts Retirement Community Series B (Health Revenue)	5.00	11-15-2022	6,000,000	6,172,920
Montgomery County PA IDA Jefferson Health System Series A (Health Revenue)	5.00	10-1-2027	1,000,000	1,119,240
Montgomery County PA IDA New Regional Medical Center Project (Health Revenue, FHA Insured)	5.00	8-1-2020	980,000	1,148,315
Moon Area PA School District Series A (GO Revenue)	5.00	11-15-2029	1,445,000	1,665,435
Northampton County PA St. Luke’s Hospital of Bethlehem Series A (Health Revenue)	5.00	8-15-2033	1,500,000	1,614,045
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2022	1,200,000	973,200
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2023	3,790,000	2,944,792
Pennsylvania HEFAR Association of Independent Colleges & University Series FF2 (Education Revenue, AGM Insured)	5.00	12-15-2024	3,070,000	3,144,601
Pennsylvania HEFAR La Salle University Series A (Education Revenue)	5.25	5-1-2027	5,250,000	5,475,855
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10-1-2020	1,460,000	1,589,750
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.00	10-1-2031	3,000,000	3,283,890
Pennsylvania HEFAR Temple University First Series (Education Revenue)	5.00	4-1-2032	1,000,000	1,125,530
Pennsylvania Housing Finance Agency SFMR Series 106-B (Housing Revenue)	4.50	10-1-2024	5,010,000	5,328,436
Pennsylvania Housing Finance Agency SFMR Series 108-B (Housing Revenue)	4.50	10-1-2024	1,825,000	1,942,421
Pennsylvania Housing Finance Agency SFMR Series 112 (Housing Revenue)	5.00	4-1-2028	2,410,000	2,568,747
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,173,913
Pennsylvania Turnpike Commission Motor License Series B1 (Transportation Revenue)	5.00	12-1-2040	1,500,000	1,622,430
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	7-15-2021	2,000,000	2,371,000
Pennsylvania Turnpike Commission Series C (Transportation Revenue, AGM Insured)	6.25	6-1-2038	3,500,000	3,906,595
Philadelphia PA Airport Refunding AMT Series A (Airport Revenue)	5.00	6-15-2030	1,500,000	1,696,965
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,113,560
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	835,000	880,783

2

Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)

Philadelphia PA IDA Charter School Project Series A (Education Revenue)	5.30%	9-15-2027	$5,150,000	$5,253,567
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.13	11-15-2020	1,430,000	1,508,221
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.75	11-15-2030	1,000,000	1,040,800
Philadelphia PA IDA Master Charter School (Education Revenue)	5.00	8-1-2020	705,000	756,874
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	1,000,000	1,119,130
Philadelphia PA IDA Temple University 1st Series 2016 (Education Revenue) %%	5.00	4-1-2029	1,000,000	1,123,800
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	7.50	5-1-2031	1,285,000	1,400,008
Philadelphia PA School District Refunding Bond Series A (GO Revenue, AGM/FGIC Insured)	5.00	6-1-2024	1,425,000	1,614,696
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	3,000,000	3,312,930
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2021	1,395,000	1,597,861
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2033	1,500,000	1,714,110
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	2-1-2031	3,000,000	3,380,700
Pittsburgh PA (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2030	500,000	579,435
Pittsburgh PA Public Parking Authority Series A (Miscellaneous Revenue, National Insured)	5.00	12-1-2025	2,500,000	2,515,475
Reading PA School District Notes Series A (GO Revenue, AGM Insured) %%	5.00	2-1-2033	1,500,000	1,651,440
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue)	5.00	6-1-2028	4,000,000	4,458,040
State Public School Building Authority Pennsylvania Chester Upland School Project Series C (Miscellaneous Revenue, AGM Insured)	5.00	9-15-2026	875,000	989,511
State Public School Building Authority Pennsylvania Northampton County Area Community College Project (Education Revenue)	5.50	3-1-2031	5,000,000	5,770,850
State Public School Building Authority Pennsylvania Northampton County Area Community College Project Series A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,610,000	1,834,611
University Area Joint Authority Pennsylvania Refunding Bond (Water & Sewer Revenue) ±	0.42	11-1-2028	1,500,000	1,496,355
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)	5.00	11-1-2020	1,005,000	1,158,484
Wilkes-Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2027	2,600,000	2,691,960

				166,260,456

Virgin Islands : 1.31%

Virgin Islands PFA Matching Fund Loan Note Senior Lien (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2029	2,000,000	2,286,340

Total Municipal Obligations (Cost $161,854,510)				172,846,096

	Yield		Shares
Short-Term Investments : 1.07%

Investment Companies : 1.07%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		1,857,357	1,857,357

Total Short-Term Investments (Cost $1,857,357)				1,857,357

3

Pennsylvania Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Total investments in securities (Cost $163,711,867)*	100.34%	$174,703,453

Other assets and liabilities, net	(0.34)	(586,527)

Total net assets	100.00%	$174,116,926

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is issued on a when-issued basis.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $163,884,917 and unrealized gains (losses) consists of:

Gross unrealized gains	$11,027,641
Gross unrealized losses	(209,105)

Net unrealized gains	$10,818,536

Abbreviations:
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
GO	General obligation
HEFAR	Higher education facilities authority revenue
IDA	Industrial Development Authority
LLC	Limited liability company
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
SFMR	Single-family mortgage revenue

4

Wells Fargo Advantage Pennsylvania Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Municipal obligations	$0	$172,846,096	$0	$172,846,096

Short-term investments

Investment companies	1,857,357	0	0	1,857,357

Total assets	$1,857,357	$172,846,096	$0	$174,703,453

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.66%

Alabama : 0.54%

Chatom AL Industrial Development Board Solid Waste Disposal (Utilities Revenue)	4.00%	8-1-2016	$1,875,000	$1,924,219
Jefferson County AL Warrants Series A (GO Revenue)	4.90	4-1-2021	6,260,000	6,682,174

				8,606,393

Alaska : 0.48%

Alaska Industrial Development and Export Authority Power Revenue Refunding Bonds Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2022	1,200,000	1,327,920
Alaska Industrial Development and Export Authority Power Revenue Refunding Bonds Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2023	1,545,000	1,716,263
Valdez AK Marine Terminal BP Pipelines Project Series 2003B (Industrial Development Revenue)	5.00	1-1-2021	4,000,000	4,595,400

				7,639,583
Arizona : 1.74%

Arizona Navajo Tribal Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	4,043,000	4,136,191
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project Series A (Tax Revenue)	4.00	7-1-2017	900,000	945,009
Florence AZ IDA Legacy Traditional School Project (Education Revenue)	4.00	7-1-2018	310,000	315,571
Phoenix AZ IDA (Industrial Development Revenue)	3.00	2-1-2016	425,000	426,160
Phoenix AZ IDA (Industrial Development Revenue)	5.00	2-1-2017	2,845,000	2,943,494
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	735,000	765,988
Phoenix AZ IDA Guam Facilities Foundation Incorporated Project (Industrial Development Revenue)	5.00	2-1-2018	1,795,000	1,881,968
Phoenix AZ IDA Legacy Traditional School Project Series 2015 (Education Revenue) 144A	3.00	7-1-2020	590,000	577,085
Phoenix AZ IDA Legacy Traditional School Project Series 2015 (Education Revenue) 144A	4.00	7-1-2025	2,225,000	2,214,231
Phoenix AZ IDA Legacy Traditional School Project Series A (Education Revenue) 144A	5.75	7-1-2024	1,400,000	1,512,728
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	1,000,000	984,440
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	3,000,000	2,947,350
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	5.50	12-15-2023	1,070,000	1,164,117
Pima County AZ Industrial Development Revenue Charter School (Education Revenue)	4.00	7-1-2016	395,000	398,523
Pima County AZ Industrial Development Revenue Charter School (Education Revenue)	4.00	7-1-2017	1,130,000	1,152,216
Salt Verde AZ Financial Corporation Project (Utilities Revenue)	5.25	12-1-2020	1,565,000	1,793,693
Tempe AZ IDA Friendship Village Series A (Health Revenue)	4.00	12-1-2017	220,000	226,873
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2018	800,000	857,520
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	4.25	7-15-2019	1,320,000	1,357,171
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	5.00	7-15-2020	700,000	744,324
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	5.00	7-15-2021	500,000	534,925

				27,879,577
Arkansas : 0.01%
Fort Smith AR Sales & Use Tax Improvement Bonds (Tax Revenue)	2.38	5-1-2027	125,000	125,060
California : 5.77%

Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2017	2,085,000	2,034,397
Anaheim CA PFA CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2023	1,600,000	1,297,872

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

California Bay Area Toll Authority Toll Bridge Revenue Series E-3 (Transportation Revenue) ±	0.72%	4-1-2047	$11,600,000	$11,612,644
California CDA Tender Option Bond Trust Receipts Series ZF0199 (Health Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.22	10-1-2020	6,050,000	6,050,000
California General Obligation Refunding Series 2012B (GO Revenue) ±	0.92	5-1-2018	3,000,000	3,026,670
California Golden State Tobacco Securitization Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.57	6-1-2047	25,000,000	25,000,000
California Infrastructure & Economic Development Bank Colburn School Series B (Education Revenue) ±	1.22	8-1-2037	6,325,000	6,307,543
California Infrastructure & Economic Development Bank Museum Art Project Series A (Miscellaneous Revenue) ±	1.89	12-1-2037	3,000,000	3,081,570
California PCFA Refunding Bond Pacific Gas & Electric Company Series D (Industrial Development Revenue, FGIC Insured)	4.75	12-1-2023	1,515,000	1,590,644
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue)	5.00	1-1-2022	3,765,000	3,777,462
California Public Works Board Lease Community College Project Series B (Miscellaneous Revenue, Ambac Insured)	5.63	3-1-2016	100,000	101,031
California Public Works Board Lease Revenue Bond California State University Project Series C (Miscellaneous Revenue, National Insured)	5.38	10-1-2016	500,000	502,140
California Public Works Board Lease Revenue Bond California State University Project Series C (Miscellaneous Revenue, National Insured)	5.40	10-1-2022	700,000	702,975
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2017	1,130,000	1,207,055
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2018	1,060,000	1,157,107
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	2,370,000	2,369,716
California Various Purpose Bonds (Miscellaneous Revenue)	6.25	10-1-2019	15,000	15,459
Delhi CA Unified School District CAB (GO Revenue, Ambac Insured) ¤	0.00	8-1-2019	1,975,000	1,726,584
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	4,300,000	4,378,475
Los Angeles County CA Schools Regionalized Business Services CAB Series A (Miscellaneous Revenue, Ambac Insured) ¤	0.00	8-1-2016	1,945,000	1,930,490
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.91	7-1-2027	11,805,000	10,855,760
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12-1-2017	1,455,000	1,555,875
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12-1-2018	2,110,000	2,338,133

				92,619,602

Colorado : 0.54%

Colorado ECFA Rocky Mountain Classical Academy Project (Education Revenue)	6.38	9-1-2023	2,115,000	2,180,396
Colorado Health Facilities Authority Revenue Prerefunded Evangelical (Health Revenue)	5.25	6-1-2024	2,400,000	2,479,008
Colorado Health Facilities Authority Revenue Unrefunded Balance (Health Revenue)	5.25	6-1-2024	980,000	1,001,501
Colorado Health Facilities Authority Total Long Term Care Incorporated (Health Revenue)	4.25	11-15-2015	150,000	150,373
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	2,900,000	2,935,119

				8,746,397

Connecticut : 2.66%

Connecticut Economic Recovery Notes Series A-2 (GO Revenue) ø	0.25	1-1-2017	2,000,000	2,000,000
Connecticut Economic Recovery Notes Series A-4 (GO Revenue) ø	0.28	1-1-2018	10,000,000	10,000,000
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2017	1,070,000	1,145,328
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2020	500,000	575,890
Connecticut Series A (Miscellaneous Revenue) ±	0.77	3-1-2021	4,450,000	4,398,647
Connecticut Series A (Miscellaneous Revenue) ±	0.90	4-15-2018	5,000,000	4,999,850
Connecticut Series A (GO Revenue) ±	0.94	5-15-2018	2,000,000	2,008,260
Connecticut Series A (Miscellaneous Revenue) ±	1.27	4-15-2020	7,000,000	7,097,790
Connecticut Series A (Miscellaneous Revenue) ±	1.37	3-1-2019	4,050,000	4,046,314
Connecticut Series D (GO Revenue) ±	0.79	9-15-2018	1,000,000	989,880
Connecticut Series D (GO Revenue) ±	0.94	9-15-2019	3,345,000	3,325,465

2

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Connecticut (continued)

Hamden CT Refunding Bond (GO Revenue)	5.00%	8-15-2019	$1,835,000	$2,052,007

				42,639,431

Delaware : 0.13%

Delaware EDA Odyssey Charter School Project Series A (Education Revenue) 144A	6.25	9-1-2025	2,035,000	2,033,372

District of Columbia : 0.28%

District of Columbia American College of Cardiology (Education Revenue, SunTrust Bank LOC) ø	0.26	6-1-2040	4,500,000	4,500,000

Florida : 4.42%

Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	5,000,000	5,313,300
Florida Cityplace Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2017	500,000	526,060
Florida Cityplace Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2018	1,375,000	1,477,726
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue, Ambac Insured)	5.95	10-1-2022	1,400,000	1,400,224
Florida Mid-Bay Bridge Authority Series B (Transportation Revenue)	5.00	10-1-2016	2,000,000	2,091,560
Florida Municipal Loan Council Series A (Miscellaneous Revenue, National Insured)	5.25	11-1-2015	130,000	130,526
Florida Village Community Development District #10 Special Assignment (Miscellaneous Revenue)	5.13	5-1-2024	4,260,000	4,796,121
Lakeland FL Hospital System Lakeland Regional Health System (Health Revenue)	5.00	11-15-2022	4,495,000	5,086,812
Manatee County FL HFA SFHR Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	6.57	5-1-2039	15,000	15,821
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2017	1,000,000	1,056,910
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A (Education Revenue) 144A	5.00	9-15-2025	1,000,000	1,003,090
Miami-Dade County FL School Board Certificate of Participation Series 3 (Miscellaneous Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.40	9-25-2024	6,895,000	6,895,000
Miami-Dade County FL School Board Certificate of Participation Series 4 (Miscellaneous Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.40	9-25-2024	6,865,000	6,865,000
Miami-Dade County FL School Board Certificate of Participation Series 5 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.45	5-1-2037	5,000,000	5,000,000
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	8-1-2021	4,310,000	4,413,483
Orange County FL Tourist Development Tax (Miscellaneous Revenue, Ambac/MBIA Insured)	6.00	10-1-2016	85,000	87,065
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.28	8-1-2029	18,045,000	18,045,000
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2016	770,000	776,391
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2017	555,000	565,623
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2018	575,000	589,858
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2017	795,000	810,216
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2018	820,000	841,189
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	3,055,000	3,167,699

				70,954,674

Georgia : 1.48%

Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	1.63	11-1-2038	5,000,000	5,126,550
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project (Industrial Development Revenue) ±	1.75	12-1-2049	2,000,000	2,028,420

3

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Georgia (continued)

Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue) ±	2.40%	1-1-2040	$5,720,000	$5,806,200
Cherokee County GA Water & Sewage Authority (Water & Sewer Revenue, National Insured)	6.90	8-1-2018	5,000	5,027
Gainesville & Hall County GA Hospital Authority Health System Project Series B (Health Revenue) ±	0.97	8-15-2035	6,000,000	5,942,220
Georgia Municipal Electric Authority Prerefunded Balance Class A (Utilities Revenue, National Insured, Societe Generale LIQ) 144Aø	0.30	1-1-2018	1,795,000	1,795,000
Georgia Private Colleges & Universities Authority (Education Revenue)	5.00	10-1-2019	1,325,000	1,498,151
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2024	2,500,000	1,505,925

				23,707,493

Guam : 0.15%

Guam Government Waterworks Authority Water & Wastewater System Series 2010 (Water & Sewer Revenue)	4.00	7-1-2016	1,255,000	1,283,627
Guam Government Waterworks Authority Water & Wastewater System Series 2014A (Water & Sewer Revenue)	5.00	7-1-2020	1,000,000	1,127,130

				2,410,757

Hawaii : 0.70%

Hawaii Department of Budget and Finance Queens Health System Series B (Health Revenue)	0.26	7-1-2039	11,270,000	11,270,000

Illinois : 16.03%

Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	10,255,000	7,583,983
Chicago IL Board of Education Dedicated Series C2 (GO Revenue) ±	1.12	3-1-2032	9,900,000	9,408,861
Chicago IL Board of Education Refunding Bond Series A (GO Revenue) ±	4.02	3-1-2032	7,000,000	6,930,000
Chicago IL Board of Education School Reform Board Series A (GO Revenue, National Insured)	5.25	12-1-2020	1,000,000	1,051,120
Chicago IL Board of Education Series A3 (GO Revenue) ±	0.85	3-1-2036	17,200,000	15,271,708
Chicago IL Capital Appreciation City Colleges Series 1999 (GO Revenue, National Insured) ¤	0.00	1-1-2024	9,975,000	6,540,608
Chicago IL O’Hare International Airport Third Lien Series A (Airport Revenue, National Insured)	5.25	1-1-2023	3,500,000	3,540,565
Chicago IL O’Hare International Airport Third Lien Series B (Airport Revenue, National Insured)	6.00	1-1-2027	1,800,000	1,808,280
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2023	1,350,000	1,568,565
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2024	1,415,000	1,631,028
Chicago IL Park District Harbor Facilities Series D (GO Revenue)	5.00	1-1-2022	1,500,000	1,677,075
Chicago IL Park District Harbor Facilities Series D (GO Revenue)	5.00	1-1-2023	1,175,000	1,319,772
Chicago IL Park District Limited Tax Series B (GO Revenue)	5.00	1-1-2022	4,495,000	5,025,635
Chicago IL Refunding Bonds Series A (GO Revenue, AGM Insured)	5.00	1-1-2024	2,625,000	2,642,351
Chicago IL Refunding Bonds Series C (GO Revenue)	5.00	1-1-2021	2,030,000	2,070,214
Chicago Il Sales Tax Revenue Chigen (Tax Revenue)	5.00	1-1-2022	3,000,000	3,148,380
Chicago Il Sales Tax Revenue Chigen (Tax Revenue)	5.00	1-1-2029	5,000,000	5,089,650
Chicago IL Series A (GO Revenue)	4.00	1-1-2019	1,310,000	1,288,752
Chicago IL Series A (GO Revenue, Ambac Insured)	5.00	1-1-2024	2,500,000	2,520,050
Chicago IL Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2025	5,000,000	5,181,400
Chicago IL Series A (GO Revenue)	5.25	1-1-2022	2,235,000	2,262,714
Chicago IL Series C (GO Revenue, National Insured)	5.00	1-1-2029	10,365,000	10,500,781
Chicago IL Series D (GO Revenue, Ambac Insured)	5.00	12-1-2022	3,915,000	3,957,752
Chicago IL Series G (GO Revenue, Ambac Insured)	5.00	12-1-2024	1,140,000	1,147,262
Chicago IL Tax Increment Allocation Notes Series A (Tax Revenue, Bank of New York Mellon LOC) ø	0.60	1-1-2019	5,000,000	5,000,000
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A (Tax Revenue)	5.00	6-1-2022	1,635,000	1,830,857
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGM Insured)	5.25	6-1-2022	1,800,000	1,921,104
Chicago IL Transit Authority Sales Tax Receipts Series 2011 (Tax Revenue)	5.25	12-1-2036	2,925,000	3,114,745

4

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Chicago IL Waterworks Revenue Series A (Water & Sewer Revenue, Ambac Insured)	5.00%	11-1-2021	$1,000,000	$1,038,370
Cook & DuPage Counties IL Combined School District #113A CAB (GO Revenue, National Insured) ¤	0.00	12-1-2019	1,025,000	872,357
Cook County IL Community College District #510 South Suburban College CAB (GO Revenue, AGM Insured) ¤	0.00	12-1-2015	1,090,000	1,088,550
Cook County IL School District #123 Oak Lawn CAB (GO Revenue, National Insured) ¤	0.00	12-1-2021	1,090,000	893,037
Cook County IL Series 2010A (GO Revenue)	5.25	11-15-2022	10,040,000	10,958,961
Cook County IL Series A (GO Revenue, Ambac Insured)	5.00	11-15-2024	805,000	822,557
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	1,000,000	1,107,680
Cook County IL Series C (GO Revenue, National Insured)	5.00	11-15-2020	1,150,000	1,208,914
Cook County IL Series C (GO Revenue, National Insured)	5.00	11-15-2021	5,000,000	5,267,800
DeWitt & Ford Counties IL Community College District #540 (GO Revenue, AGM Insured)	5.00	12-1-2021	5,920,000	6,396,264
DuPage County IL Forest Preservation District Series 2015 (GO Revenue)	5.00	1-1-2023	2,455,000	2,942,538
Huntley IL Special Service Area #6 (Tax Revenue, AGM Insured)	4.60	3-1-2017	485,000	489,869
Illinois Finance Authority Proctor Hospital Project Series A (Health Revenue)	5.13	1-1-2025	4,800,000	4,853,136
Illinois Municipal Electric Agency Power Series A (Utilities Revenue, National Insured)	5.25	2-1-2021	3,840,000	4,083,878
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2018	4,600,000	4,884,556
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,050,000	5,585,956
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2020	5,000,000	5,426,500
Illinois Series A (GO Revenue)	5.00	4-1-2020	2,000,000	2,165,560
Illinois Series A (GO Revenue)	5.00	4-1-2023	3,500,000	3,794,000
Illinois Series February 2010 (GO Revenue)	5.00	1-1-2017	1,250,000	1,305,350
Illinois Series January 2006 (GO Revenue)	5.00	1-1-2025	5,025,000	5,063,743
Illinois Series June 2013 (Miscellaneous Revenue)	5.00	7-1-2022	1,900,000	2,063,476
Illinois Series May 2012 (Miscellaneous Revenue)	5.00	8-1-2021	5,620,000	6,113,605
Illinois Series May 2014 (Miscellaneous Revenue, AGM Insured)	5.00	7-1-2023	4,875,000	5,425,339
Illinois Series September 2004 (GO Revenue)	5.00	9-1-2016	1,400,000	1,404,424
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2022	3,005,000	2,348,858
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2023	18,805,000	13,851,951
Kane Cook & DuPage Counties IL School District #46 Prerefunded CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2021	455,000	419,774
Kane Cook & DuPage Counties IL School District #46 Unrefunded CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2021	595,000	518,423
Kane County IL Aurora West School District #129 (GO Revenue, AGM Insured)	5.00	2-1-2022	6,290,000	7,264,635
Kendall Kane & Will Counties IL Community Unit School District Series C (GO Revenue, AGM Insured) ¤	0.00	10-1-2017	1,350,000	1,313,833
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2017	1,610,000	1,553,215
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2018	1,000,000	929,360
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	1,100,000	979,011
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2018	4,000,000	3,921,640
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, AGM/FGIC Insured) ¤	0.00	1-1-2019	1,185,000	1,141,250
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2027	5,020,000	3,150,753
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2022	1,200,000	946,668
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series B (Tax Revenue)	5.00	12-15-2022	1,100,000	1,158,949
Romeoville IL Series B (GO Revenue, AGM Insured) ¤	0.00	12-30-2023	3,410,000	2,337,896
Romeoville IL Series B (GO Revenue, AGM Insured) ¤	0.00	12-30-2024	2,840,000	1,842,393
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2021	7,410,000	7,834,445
St. Clair County IL School District Series B (GO Revenue, National Insured)	4.75	1-1-2018	655,000	690,311
Will County IL School District #114 CAB Series C (GO Revenue, National Insured) ¤	0.00	12-1-2021	855,000	687,480

5

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Winnebago & Boone Counties IL School District #205 Series A (GO Revenue) ¤	0.00%	2-1-2021	$1,305,000	$1,128,942
Winnebago & Boone Counties IL School District #205 Series B (GO Revenue) ¤	0.00	2-1-2021	3,400,000	2,941,306

				257,250,725

Indiana : 2.63%

Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	16,205,000	16,959,829
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.79	11-15-2031	11,000,000	11,054,560
Indiana HFFA Ancilla System Incorporated (Health Revenue, National Insured)	5.25	7-1-2022	325,000	326,388
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2017	625,000	650,038
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2018	400,000	423,564
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	0.77	12-1-2044	10,000,000	9,881,400
Whiting IN BP Products North America Incorporated Project (Industrial Development Revenue) ±	1.85	6-1-2044	2,950,000	2,959,971

				42,255,750

Iowa : 0.23%

Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.50	12-1-2015	700,000	702,107
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.88	12-1-2016	2,220,000	2,270,461
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.13	12-1-2017	700,000	727,237

				3,699,805

Kansas : 0.90%

Kansas Development Finance Authority (Health Revenue)	5.00	11-15-2015	500,000	502,725
Wyandotte County KS Kansas City Sales Tax Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	49,000,000	14,006,160

				14,508,885

Kentucky : 1.17%

Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	1.77	2-1-2040	7,835,000	7,845,029
Christian County KY Jennie Stuart Medical Center (Health Revenue, AGM Insured)	5.25	2-1-2018	1,520,000	1,579,462
Kentucky EDFA Masonic Homes of Kentucky (Health Revenue)	3.00	11-15-2015	720,000	720,770
Kentucky EDFA Masonic Homes of Kentucky (Health Revenue)	4.00	11-15-2016	740,000	751,796
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2022	1,000,000	815,710
Kentucky Municipal Power Agency Prairie State Project Series B (Utilities Revenue) ±	1.42	9-1-2042	6,500,000	6,495,840
Pikeville KY Hospital Pikeville Medical Center (Health Revenue)	5.00	3-1-2016	500,000	508,675

				18,717,282

Louisiana : 1.87%

Louisiana Tobacco Settlement Financing Corporation Revenue Bonds Series A (Tobacco Revenue)	5.00	5-15-2024	7,500,000	7,515,150
Louisiana Tobacco Settlement Financing Corporation Revenue Bonds Series A (Tobacco Revenue)	5.00	5-15-2025	7,500,000	7,614,675
New Orleans LA Series 2005 (GO Revenue, National Insured)	5.25	12-1-2022	3,540,000	3,567,895
St. Bernard Parish LA Series 2012 (Tax Revenue)	4.00	3-1-2019	3,355,000	3,628,936
St. James Parish LA Nucor Steel LLC Series B-1 (Industrial Development Revenue) ø	0.30	11-1-2040	7,250,000	7,250,000

6

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Louisiana (continued)

Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00%	4-1-2016	$500,000	$507,315

				30,083,971

Maryland : 1.91%

Baltimore MD Series A (Water & Sewer Revenue, National Insured)	5.65	7-1-2020	5,000,000	5,473,800
Baltimore MD Series D (Water & Sewer Revenue)	5.00	7-1-2025	5,795,000	7,116,666
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.27	7-1-2034	6,625,000	6,609,299
Maryland Series B (GO Revenue)	4.00	8-1-2024	9,925,000	11,519,352

				30,719,117

Massachusetts : 1.67%

Massachusetts Development Finance Agency Sabis Intenational Charter School Series 2015 (Education Revenue)	5.00	4-15-2025	1,000,000	1,129,430
Massachusetts Educational Financing Authority Series J (Education Revenue)	5.00	7-1-2018	750,000	817,538
Massachusetts Educational Financing Authority Series J (Education Revenue)	5.00	7-1-2019	5,000,000	5,543,400
Massachusetts General Obligation Bonds Consolidated Loan Series F (GO Revenue)	5.00	11-1-2026	13,770,000	16,396,077
Massachusetts Various Consolidated Loans Series D (Tax Revenue) ±	0.45	1-1-2018	3,000,000	2,989,980

				26,876,425

Michigan : 6.03%

Birmingham MI Public Schools (GO Revenue)	5.00	11-1-2020	5,340,000	6,242,246
Birmingham MI Public Schools (GO Revenue)	5.00	11-1-2021	1,405,000	1,667,032
Clarkston MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	4,500,000	5,260,410
Clarkston MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	5,000,000	5,898,750
Constantine MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	350,000	403,144
Constantine MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,200,000	1,402,776
Detroit MI Distribution of State Aid (GO Revenue)	4.50	11-1-2023	975,000	1,048,642
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2016	1,395,000	1,338,391
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2017	3,015,000	2,735,419
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	1,245,000	1,245,822
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2018	3,425,000	3,422,637
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2020	1,600,000	1,842,944
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2021	1,600,000	1,870,368
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,000,000	1,168,980
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	719,647
Grand Haven MI Electric System Series 2003 (Utilities Revenue, National Insured)	5.50	7-1-2016	1,000,000	1,028,270
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,465,000	1,712,556
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,475,000	1,740,131
Ingham County MI Williamston Community Schools Series A (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,116,932
Ingham County MI Williamston Community Schools Series A (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,088,870
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.88	10-1-2023	2,500,000	2,571,100
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.40	10-1-2020	500,000	505,510
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.60	10-1-2021	500,000	511,945
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.80	10-1-2022	500,000	513,625

7

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)

Michigan Finance Authority Limited Obligation Cesar Chavez Academy Project (Education Revenue)	4.25%	2-1-2017	$675,000	$677,491
Michigan Finance Authority Refunding Notes Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2020	1,500,000	1,654,560
Michigan Finance Authority Series 25-A (Education Revenue)	5.00	11-1-2018	3,100,000	3,400,638
Michigan Finance Authority Series 25-A (Education Revenue)	5.00	11-1-2019	1,500,000	1,667,970
Michigan Finance Authority Series H-1 (Tax Revenue)	5.00	10-1-2021	1,565,000	1,789,061
Michigan Finance Authority St. John Health System Series A (Health Revenue, Ambac Insured)	5.00	5-15-2018	300,000	301,209
Michigan Financial Authority Local Government Loan Program Series C7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,000,000	2,270,300
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2022	2,700,000	3,112,452
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2023	2,000,000	2,314,500
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	6,355,000	7,195,894
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,080,000	2,361,112
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2023	3,670,000	4,183,800
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2024	2,130,000	2,443,344
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2019	500,000	505,170
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2015	150,000	150,407
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2018	595,000	602,634
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.13	5-1-2020	500,000	505,300
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2023	1,900,000	1,932,946
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	1,500,000	1,502,475
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	7,500,000	7,603,350
Saginaw County MI Economic Development Corporation Limited Obligation Lease (Miscellaneous Revenue)	3.00	12-1-2015	235,000	235,820
Southfield MI Public Schools (GO Revenue, National/Qualified School Board Loan Fund Insured)	4.38	5-1-2025	1,950,000	2,039,408
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C (Airport Revenue)	5.00	12-1-2022	1,000,000	1,126,560
Wayne County MI Building Authority Capital Improvement Series A (GO Revenue, National Insured)	5.25	6-1-2016	190,000	190,730

				96,823,278

Minnesota : 0.56%

Hayward MN John’s Lutheran Home of Albert Lea Project (Health Revenue)	2.75	11-1-2017	5,000,000	5,018,650
Rice County MN Educational Facilities Shattuck-St. Mary’s School Project (Education Revenue) 144A	5.00	8-1-2022	3,250,000	3,369,698
St. Paul MN Housing & RDA Charter School Hmong College Prep Academy Series A (Miscellaneous Revenue)	4.75	9-1-2022	500,000	526,190

				8,914,538

Mississippi : 0.97%

Gulfport MS Hospital Facilities Gulfport Memorial Hospital Series A (Health Revenue, National Insured)	6.20	7-1-2018	200,000	200,726
Mississippi HFFA Baptist Health System Series A (Health Revenue) ±	1.32	8-15-2036	5,000,000	4,949,750
Perry County MS PCR Leaf River Forest Product Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	0.23	2-1-2022	10,500,000	10,500,000

				15,650,476

8

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Nebraska : 0.36%

Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00%	9-1-2022	$2,420,000	$2,746,216
Nebraska Higher Education Loan Program Foundation for Educational Funding Project (Education Revenue, National Insured) ¤	0.00	12-15-2015	2,970,000	2,958,952

				5,705,168

Nevada : 0.16%

Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	4.00	9-1-2016	400,000	410,328
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	5.00	9-1-2018	700,000	762,713
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	3.00	6-1-2017	725,000	727,211
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	4.00	6-1-2018	720,000	737,381

				2,637,633

New Hampshire : 0.03%

New Hampshire HEFA Covenant Health Project Series B (Health Revenue)	5.00	7-1-2016	520,000	535,470

New Jersey : 4.29%

Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2017	2,100,000	2,209,977
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2018	1,230,000	1,327,920
Hudson County NJ Qualified General and Water Improvements Series 2012A and 2012B (GO Revenue, AGM Insured)	4.00	9-1-2018	1,140,000	1,225,819
New Jersey EDA Elite Pharmaceuticals Project Series A (Industrial Development Revenue)	6.50	9-1-2030	465,000	396,166
New Jersey EDA School Facilities Construction Project Prerefunded Series EE (Miscellaneous Revenue)	5.50	9-1-2021	2,025,000	2,442,434
New Jersey EDA School Facilities Construction Project Series C (Miscellaneous Revenue) ±	1.82	2-1-2018	6,500,000	6,462,820
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.57	9-1-2027	12,500,000	11,157,250
New Jersey EDA School Facilities Construction Project Series K (Miscellaneous Revenue, Ambac Insured)	5.25	12-15-2020	3,000,000	3,258,120
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2024	1,645,000	1,829,980
New Jersey EDA School Facilities Construction Project Unrefunded Series EE (Miscellaneous Revenue)	5.50	9-1-2021	750,000	825,248
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2020	500,000	566,940
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2021	585,000	661,781
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2021	900,000	1,028,646
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2023	400,000	456,396
New Jersey Transportation Trust Fund Authority Series AA (Transportation Revenue)	5.00	6-15-2023	4,665,000	4,971,584
New Jersey Transportation Trust Fund Authority Series B (Transportation Revenue)	5.00	6-15-2020	2,000,000	2,139,340
New Jersey Transportation Trust Fund Authority Series D (Transportation Revenue)	5.00	12-15-2023	6,960,000	7,414,836
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	17,000,000	9,565,560
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	1,900,000	2,057,814
New Jersey TTFA Series AA (Transportation Revenue)	2.50	6-15-2018	2,150,000	2,131,768
New Jersey TTFA Series AA (Transportation Revenue)	4.00	6-15-2018	2,900,000	2,988,015
Newark NJ Housing Authority (Miscellaneous Revenue, National Insured)	5.25	1-1-2019	2,995,000	3,340,084
Paterson NJ General Improvement (GO Revenue, AGM Insured)	5.00	6-15-2020	400,000	440,288

				68,898,786

9

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
New Mexico : 1.16%

Dona Ana County NM Tax Revenue Receipts (Tax Revenue, Ambac Insured)	5.50%	6-1-2016	$1,000,000	$1,023,140
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	0.97	12-1-2028	460,000	457,705
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.88	11-1-2039	17,100,000	17,095,383

				18,576,228

New York : 9.42%

Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A (Education Revenue)	3.88	4-15-2023	1,000,000	988,680
Deutsche Bank SPEAR/LIFER Trust Series DBE 1088 (GO Revenue, HUD Insured, Deutsche Bank LIQ) 144Aø	0.68	9-1-2029	8,255,000	8,255,000
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	8-15-2025	7,195,000	7,203,274
New York Dormitory Authority Series A (Tax Revenue)	5.00	3-15-2027	4,655,000	5,631,526
New York Dormitory Authority Series B (Tax Revenue)	5.00	2-15-2025	12,580,000	15,523,594
New York IDA American Airlines JFK International Airport (Industrial Development Revenue)	7.50	8-1-2016	840,000	867,040
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.14	4-1-2017	2,475,000	2,465,719
New York Metropolitan Transportation Authority Dedicated Tax Fund (Tax Revenue) ±	0.97	11-1-2019	7,500,000	7,542,675
New York NY City Housing Authority Lease Purchase Agreement (Housing Revenue)	4.78	1-6-2016	305,454	310,035
New York NY IDA John F. Kennedy International Airport Project Series B (Industrial Development Revenue) ±	2.00	8-1-2028	2,800,000	2,804,228
New York NY Series B (GO Revenue)	5.00	8-1-2025	5,760,000	6,781,306
New York NY Sub Series J-4 (GO Revenue) ±	0.57	8-1-2025	6,700,000	6,592,599
New York NY Transitional Finance Authority Sub Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	0.20	11-1-2022	7,850,000	7,850,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.20	8-1-2031	10,000,000	10,000,000
New York Port Authority of New York and New Jersey Consolidated Series 185 (Airport Revenue) ##	5.00	9-1-2021	31,060,000	36,242,672
New York Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	6-1-2022	3,000,000	3,212,160
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2021	9,500,000	10,171,840
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	13,975,000	13,959,208
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-2016	600,000	610,266
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2017	250,000	263,555
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2018	500,000	540,865
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	7-1-2017	1,000,000	1,070,950
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2019	575,000	644,937
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2020	625,000	713,569
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-2017	900,000	925,137

				151,170,835

North Dakota : 0.09%

Ward County ND Health Care Facility Trinity Obligated Group Series B (Health Revenue)	6.25	7-1-2021	1,255,000	1,260,196
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series A (Tax Revenue)	3.00	3-1-2016	205,000	206,911

				1,467,107

Ohio : 2.05%

Akron OH Sanitary Sewer System Improvement Project (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2017	750,000	809,962

10

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio (continued)

Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00%	1-1-2020	$1,000,000	$1,050,300
Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00	1-1-2022	5,000,000	5,243,150
Ohio Air Quality Development Authority PCR Facilities Refunding Bond FirstEnergy Generation Project (Resource Recovery Revenue) ±	3.10	3-1-2023	2,000,000	2,007,720
Ohio Portsmouth Bypass Project (Industrial Development Revenue)	5.00	6-30-2022	2,190,000	2,498,243
Ohio Portsmouth Bypass Project (Industrial Development Revenue)	5.00	12-31-2022	1,000,000	1,146,230
Ohio Portsmouth Bypass Project (Industrial Development Revenue)	5.00	6-30-2023	1,305,000	1,492,529
Ohio Portsmouth Bypass Project (Industrial Development Revenue)	5.00	12-31-2023	1,295,000	1,486,038
Ohio University Hospitals Health Systems Series B (Health Revenue) ø	0.35	1-15-2033	5,000,000	5,000,000
Ohio Water Development Authority First Energy Nuclear Generation Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	7,000,000	7,114,590
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	5,000,000	5,098,050

				32,946,812

Oklahoma : 0.18%

Comanche County OK Hospital Authority Series A (Health Revenue)	5.00	7-1-2018	795,000	860,325
Woodward County OK PFFA Series B (Tax Revenue)	3.25	9-1-2026	2,000,000	2,014,120

				2,874,445

Oregon : 0.19%

Polk County OR Hospital Facility Authority Dallas Retirement Village Project Series A (Health Revenue)	3.63	7-1-2020	3,000,000	3,001,320

Other : 0.14%

Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	2,094,124	2,186,140

Pennsylvania : 4.74%

Allegheny County PA Penn Hills School District Series 2015 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2023	1,025,000	1,167,260
Allegheny County PA Penn Hills Schools District Series 2015 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2022	340,000	384,866
Allegheny County PA RDA Pittsburgh Mills Project (Tax Revenue)	5.60	7-1-2023	1,385,000	1,400,609
Beaver County PA IDA FirstEnergy Nuclear Series B (Industrial Development Revenue) ±	3.50	12-1-2035	2,000,000	2,012,540
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.52	11-1-2039	8,750,000	8,827,788
Delaware County PA IDA Chester Community Charter School (Education Revenue)	4.50	8-15-2017	2,035,000	2,070,429
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	1,191,000	1,290,770
Montgomery County PA HEFAR Arcadia University (Education Revenue) %%	5.00	4-1-2022	1,575,000	1,734,406
Montgomery County PA HEFAR Arcadia University (Education Revenue) %%	5.00	4-1-2023	1,655,000	1,819,507
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.60	3-1-2034	7,500,000	7,515,450
Montgomery County PA IDA Peco Energy Company Project Series B (Industrial Development Revenue) ±	2.55	6-1-2029	10,340,000	10,355,717
Pennsylvania HEFAR Shippensburg University Student Services (Education Revenue)	4.00	10-1-2017	550,000	573,474
Pennsylvania Public School Building Authority Albert Gallatin Area School District Project (Miscellaneous Revenue) ±	0.93	9-1-2024	4,155,000	4,173,448
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	0.70	12-1-2018	11,000,000	10,960,620
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.29	12-1-2020	10,000,000	10,125,600
Philadelphia PA Authority for Industrial Development Tacony Academy Christian School Project Series A-1 (Education Revenue)	6.25	6-15-2023	730,000	804,380

11

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Pennsylvania (continued)

Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00%	7-1-2017	$1,500,000	$1,575,495
Susquehanna PA Area Regional Airport Authority System Series A (Airport Revenue)	5.00	1-1-2019	3,630,000	3,949,658
Susquehanna PA Area Regional Airport Authority System Series A (Airport Revenue)	5.00	1-1-2020	4,855,000	5,345,743

				76,087,760

Puerto Rico : 2.37%

Puerto Rico Aqueduct & Sewer Authority Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2016	5,190,000	5,264,892
Puerto Rico CAB Refunding Bonds (Miscellaneous Revenue, National Insured) ¤	0.00	7-1-2016	400,000	388,280
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	1,000,000	1,020,830
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2016	1,015,000	1,029,646
Puerto Rico Electric Power Authority Series L (Utilities Revenue, National Insured)	5.50	7-1-2016	2,740,000	2,775,099
Puerto Rico Government Development Bank Series 1985 (Miscellaneous Revenue, National Insured)	4.75	12-1-2015	7,025,000	7,040,525
Puerto Rico Highway & Transportation Authority Series A (Tax Revenue, Ambac Insured) ¤	0.00	7-1-2017	1,890,000	1,715,912
Puerto Rico Highway & Transportation Revenue Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2017	3,165,000	3,128,318
Puerto Rico Highway & Transportation Revenue Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2018	2,955,000	2,895,575
Puerto Rico Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2019	1,840,000	1,874,500
Puerto Rico Municipal Finance Authority Series C (Miscellaneous Revenue, AGM Insured)	5.25	8-1-2017	300,000	305,547
Puerto Rico Municipal Finance Authority Series C (Tobacco Revenue, BHAC/FGIC Insured)	5.50	7-1-2020	8,550,000	9,902,268
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series 2011-B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	2,800,000	462,000
Puerto Rico Series PA-650 (Tax Revenue, National Insured) ##	6.00	7-1-2016	225,000	228,272

				38,031,664

Rhode Island : 0.69%

Providence RI RDA Series A (Miscellaneous Revenue)	5.00	4-1-2022	1,940,000	2,207,933
Providence RI RDA Series A (Miscellaneous Revenue)	5.00	4-1-2023	1,585,000	1,807,154
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	975,000	976,560
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2018	2,180,000	2,245,269
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	4-1-2027	15,000	15,166
Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	2.25	6-1-2041	3,745,000	3,748,108

				11,000,190

South Carolina : 0.25%

South Carolina EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	1,080,000	1,131,818
South Carolina Jobs EDA Ebenezer Nursing Series A (Health Revenue, GNMA Insured)	6.90	1-20-2037	2,865,000	2,880,270

				4,012,088

South Dakota : 0.07%

South Dakota HEFA (Health Revenue)	4.50	9-1-2019	990,000	1,070,774

Tennessee : 1.24%

Clarksville TN Natural Gas Acquisition Corporation Gas Revenue Bonds (Utilities Revenue)	5.00	12-15-2021	2,380,000	2,705,441

12

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tennessee (continued)

Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25%	9-1-2017	$1,655,000	$1,784,752
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	4,000,000	4,415,960
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2020	4,720,000	5,352,291
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2021	4,000,000	4,561,520
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	1,010,000	1,057,389

				19,877,353

Texas : 9.01%

Austin TX Airport Systems Revenue Bond (Airport Revenue)	5.00	11-15-2026	1,655,000	1,943,632
Austin TX Housing Finance Corporation SFHR (Housing Revenue) (s)(a)¤	0.00	2-1-2016	1,530,000	0
Austin TX Independent School District (GO Revenue)	5.00	8-1-2024	4,470,000	5,511,689
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2021	1,000,000	1,142,150
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2023	500,000	581,525
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A (Education Revenue)	4.63	8-15-2025	8,905,000	9,056,563
Clifton TX Higher Education Finance Corporation Uplift Education Series A (Education Revenue)	4.00	12-1-2025	3,740,000	3,895,247
Coastal Water Authority Texas Conveyance System (Water & Sewer Revenue, FGIC Insured)	7.50	12-15-2016	20,000	20,123
Dallas TX Independent School District Tax Refunding Bonds (GO Revenue)	5.00	2-15-2025	5,000,000	6,209,400
Dallas-Fort Worth TX International Airport Facilities Series 2001-A1 (Industrial Development Revenue)	6.15	1-1-2016	3,000,000	3,004,470
Galveston TX Wharves & Terminal Revenue (Airport Revenue)	5.00	2-1-2017	1,100,000	1,153,482
Houston TX Airport System Revenue AMT Series B2 (Airport Revenue)	5.00	7-15-2020	2,500,000	2,676,525
Houston TX Airport System Revenue AMT Series C (Airport Revenue)	5.00	7-15-2020	1,750,000	1,850,607
Houston TX Independent School District Series B (GO Revenue) ±	1.70	6-1-2036	14,000,000	14,094,500
Lewisville TX Independent School District Series B (GO Revenue)	5.00	8-15-2024	5,290,000	6,372,599
Lubbock TX Health Facilities Development Corporation Lutheran Retirement (Housing Revenue, GNMA Insured)	6.00	3-20-2029	1,000,000	1,000,160
Midtown TX RDA (Tax Revenue)	4.00	1-1-2016	1,980,000	1,997,820
Midtown TX RDA (Tax Revenue)	5.00	1-1-2017	2,270,000	2,381,843
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.28	4-1-2037	2,495,000	2,495,150
Pearland TX Permanent Improvement Series 2015 (GO Revenue)	5.00	3-1-2021	1,000,000	1,173,880
Pearland TX Permanent Improvement Series 2015 (GO Revenue)	5.00	3-1-2026	4,635,000	5,605,801
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-2017	560,000	604,358
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2021	4,350,000	5,011,026
Texas Municipal Gas Acquisition & Supply Corporation I Gas Supply Revenue Series D (Utilities Revenue)	6.25	12-15-2026	4,000,000	4,826,400
Texas Municipal Gas Acquisition & Supply Corporation II Gas Supply Revenue Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.49	9-15-2017	4,465,000	4,465,000
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue Series 2012 (Utilities Revenue)	5.00	12-15-2020	6,500,000	7,511,985
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue Series 2012 (Utilities Revenue)	5.00	12-15-2021	3,000,000	3,473,550
Texas Municipal Gas Acquisition & Supply Corporation III Gas Supply Revenue Series 2012 (Utilities Revenue)	5.00	12-15-2023	6,000,000	6,834,960
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2020	185,000	194,330
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2021	310,000	325,457
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2022	430,000	448,512
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	5.00	4-1-2025	480,000	530,016

13

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Texas (continued)

Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00%	11-1-2020	$1,715,000	$1,919,651
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2021	1,275,000	1,437,996
Texas Transportation Commission Highway Improvement (Miscellaneous Revenue)	5.00	4-1-2026	5,000,000	6,042,650
Texas Transportation Commission Highway Improvement (Miscellaneous Revenue)	5.00	4-1-2027	10,010,000	11,992,581
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series A (Health Revenue, Compass Bank LOC) ø	0.26	6-1-2038	6,600,000	6,600,000
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series B (Health Revenue, Compass Bank LOC) ø	0.26	6-1-2031	7,635,000	7,635,000
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, National/FHA Insured)	7.65	7-1-2022	2,125,000	2,577,030

				144,597,668

Utah : 0.04%

Utah HFA RHA Community Services Project Series A (Health Revenue)	6.88	7-1-2027	720,000	721,339

Vermont : 1.47%

Vermont Student Assistance Corporation Education Loan Revenue Series A (Education Revenue)	5.00	6-15-2021	1,800,000	2,035,818
Vermont Student Assistance Corporation Education Loan Revenue Series A (Education Revenue)	5.00	6-15-2022	550,000	626,439
Vermont Student Assistance Corporation Education Loan Revenue Series A (Education Revenue)	5.00	6-15-2023	1,200,000	1,374,696
Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	1.83	6-1-2022	5,592,920	5,593,591
Vermont Student Assistance Corporation Education Loan Revenue Series Class B (Education Revenue) ±	1.20	6-2-2042	13,892,717	14,007,887

				23,638,431

Virgin Islands : 0.11%

Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	1,600,000	1,695,552

Virginia : 2.28%

Caroline County VA Industrial Development Revenue Public Facility Lease BAN (Miscellaneous Revenue)	4.00	8-1-2016	1,800,000	1,803,474
Dulles VA Town Center CDA (Miscellaneous Revenue)	3.00	3-1-2016	620,000	620,651
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2017	1,910,000	1,932,595
Louisa VA Electric and Power IDA Series 2008B (Utilities Revenue) ±	2.15	11-1-2035	20,000,000	20,029,400
Virginia Public Building Authority Series A (Miscellaneous Revenue)	5.00	8-1-2024	0	0
Virginia Public Building Authority Series B (Miscellaneous Revenue)	5.00	8-1-2025	9,840,000	12,224,527

				36,610,647

Washington : 2.98%

King County WA Public Hospital District #1 Valley Medical Center Series A (Health Revenue)	4.00	6-15-2016	1,480,000	1,498,204
Redmond WA Library Capital Facilities Area (GO Revenue)	5.00	12-1-2017	200,000	200,814
Seattle WA Housing Authority High Rise Rehabilitation Phase 1 (Housing Revenue, AGM Insured)	5.00	11-1-2025	1,000,000	1,003,510
Washington HCFR Catholic Health Initiatives Series B (Health Revenue) ±	1.42	1-1-2035	15,000,000	14,858,100
Washington Housing Finance Commission Nonprofit Housing Revenue Bonds Heron’s Key Senior Living Series B3 (Health Revenue) 144A	4.38	1-1-2021	1,625,000	1,651,780
Washington Motor Fuel Tax Refunding Bonds Series R (GO Revenue)	5.00	7-1-2030	10,925,000	12,881,558
Washington Series B (GO Revenue)	5.00	2-1-2028	6,245,000	7,500,120
Washington Series B (GO Revenue)	5.00	2-1-2031	7,000,000	8,219,540

				47,813,626

14

Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin : 0.85%

Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)		5.00%	8-1-2019	$7,080,000	$8,032,331
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)		4.75	8-1-2023	1,140,000	1,238,507
Pine Lake WI PFA Preparatory Series 2015 (Education Revenue) 144A		4.35	3-1-2025	2,710,000	2,745,067
Wisconsin HEFA Bellin Memorial Hospital (Health Revenue)		3.00	12-1-2020	720,000	753,185
Wisconsin HEFA Bellin Memorial Hospital (Health Revenue)		5.00	12-1-2022	755,000	884,052

					13,653,142

Wyoming : 0.62%

Sweetwater County WY PCR Refunding PacifiCorp Project Series A (Industrial Development Revenue) ±		0.31	1-1-2017	10,000,000	10,000,000

Total Municipal Obligations (Cost $1,556,530,143)					1,567,442,769

		Yield		Shares
Short-Term Investments : 0.47%

Investment Companies : 0.45%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01%		7,269,140	7,269,140

				Principal
U.S. Treasury Securities : 0.02%

U.S. Treasury Bill (z)		0.00	12-17-2015	$350,000	350,008

Total Short-Term Investments (Cost $7,619,154)					7,619,148

Total investments in securities (Cost $1,564,149,297)*	98.13%				$1,575,061,917

Other assets and liabilities, net	1.87				30,013,124

Total net assets	100.00%				$1,605,075,041

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is issued on a when-issued basis.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The security represents an affiliate of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.

15

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund

*	Cost for federal income tax purposes is $1,564,150,338 and unrealized gains (losses) consists of:

Gross unrealized gains	$20,768,326
Gross unrealized losses	(9,856,747)

Net unrealized gains	$10,911,579

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	Government obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher education facilities authority revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MBIA	Municipal Bond Insurance Association
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
PFFA	Public Facilities Financing Authority
PFOTER	Puttable floating option tax-exempt receipts
RDA	Redevelopment Authority
SFHR	Single-family housing revenue
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts
TTFA	Transportation Trust Fund Authority

16

Wells Fargo Advantage Strategic Municipal Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Municipal obligations	$0	$1,567,132,734	$310,035	$1,567,442,769

Short-term investments

Investment companies	7,269,140	0	0	7,269,140

U.S. Treasury securities	350,008	0	0	350,008

	$7,619,148	$1,567,132,734	$310,035	$1,575,061,917
Future contracts	19,531	0	0	19,531

Total assets	$7,638,679	$1,567,132,734	$310,035	$1,575,081,448

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended September 30, 2015, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At September 30, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at September 30, 2015	Unrealized losses
12-21-2015	JPMorgan	250 Short	10-Year U.S. Treasury Notes	$32,183,594	$(270,386)

Wells Fargo Advantage North Carolina Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 96.32%

California : 1.15%
University of California Limited Project Series G (Education Revenue)	5.00%	5-15-2037	$1,000,000	$1,136,690

Guam : 4.71%

Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,099,440
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00	11-1-2026	2,000,000	2,370,100
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2023	1,000,000	1,170,800

				4,640,340

Illinois : 1.01%

Chicago IL Board of Education Refunding Bond Series A (GO Revenue) ±	4.02	3-1-2032	1,000,000	990,000

Indiana : 1.17%

Indiana Finance Authority Wastewater Utilities Revenue CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,000,000	1,154,210

New York : 1.70%

New York Dormitory Authority Personal Income Tax Series B (Tax Revenue)	5.00	3-15-2042	1,500,000	1,670,265

North Carolina : 77.53%

Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	8-1-2035	3,000,000	3,308,430
Charlotte NC Airport Series A (Airport Revenue)	5.50	7-1-2034	2,500,000	2,866,050
Charlotte NC AMT Series B (Airport Revenue)	5.00	7-1-2020	1,480,000	1,708,660
Charlotte NC AMT Series B (Airport Revenue)	5.50	7-1-2024	810,000	930,569
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	12-1-2026	1,160,000	1,361,434
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2030	1,000,000	1,154,590
Charlotte NC Certificate of Participation Series E (Miscellaneous Revenue)	5.00	6-1-2023	3,650,000	4,067,302
Charlotte NC Douglas Airport Series A (Airport Revenue)	5.00	7-1-2025	1,645,000	1,896,422
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	1-15-2027	1,885,000	2,050,390
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2025	1,000,000	1,182,040
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2026	1,000,000	1,174,480
Fayetteville NC Public Works Commission Series B (Utilities Revenue)	5.00	3-1-2023	600,000	670,560
Johnston NC Memorial Hospital Authority (Health Revenue, AGM/FHA Insured)	5.25	10-1-2036	1,960,000	2,174,150
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	3-1-2022	1,035,000	1,173,731
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2026	1,000,000	1,133,750
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2028	3,000,000	3,406,710
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured)	5.13	10-1-2031	1,800,000	1,985,418
North Carolina Capital Improvement Limited Series A (Miscellaneous Revenue)	5.00	5-1-2026	3,000,000	3,323,490
North Carolina Department of Transportation (Transportation Revenue)	5.00	6-30-2028	1,275,000	1,385,071
North Carolina HFA Series 25-A (Housing Revenue)	4.65	7-1-2021	1,890,000	1,917,065
North Carolina HFA Series B (Housing Revenue)	4.25	1-1-2028	3,245,000	3,343,875
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	6-1-2029	2,000,000	2,247,480
North Carolina Medical Care Commission Cleveland County Health Care System (Health Revenue)	5.00	1-1-2018	500,000	547,255
North Carolina Medical Care Commission Hugh Chatam Memorial Hospital Project (Health Revenue, AGM Insured)	5.50	10-1-2020	940,000	942,557

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund

Security name	Interest rate	Maturity date	Principal	Value
North Carolina (continued)

North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.50%	10-1-2031	$2,000,000	$2,043,040
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.60	10-1-2036	1,500,000	1,529,670
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)	5.00	6-1-2026	385,000	428,428
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)	5.00	6-1-2032	500,000	539,000
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)	5.00	7-1-2033	1,000,000	1,036,230
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)	6.25	12-1-2033	1,500,000	1,749,480
North Carolina Medical Care Commission Wake Forest Baptist Medical Center (Health Revenue)	5.00	12-1-2022	1,950,000	2,293,161
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2021	2,720,000	3,107,110
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2030	1,550,000	1,710,642
North Carolina Port Authority Series B (Airport Revenue)	5.00	2-1-2025	3,540,000	3,934,852
North Carolina Raleigh-Durham Airport Authority Series B-1 (Airport Revenue)	5.00	11-1-2028	1,500,000	1,697,895
Orange County NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)	5.00	10-1-2026	1,000,000	1,181,770
Raleigh NC Limited Obligiation Series A (Miscellaneous Revenue)	5.00	10-1-2033	1,000,000	1,164,480
University of North Carolina at Greensboro (Education Revenue)	5.00	4-1-2033	2,000,000	2,301,480
University of North Carolina at Greensboro (Education Revenue)	5.00	4-1-2039	1,620,000	1,830,422
University of North Carolina Wilmington Student Housing Project Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	6-1-2022	1,000,000	1,031,740
Wilmington NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2029	2,580,000	2,803,892

				76,334,774

Tennessee : 3.46%

Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,020,000	1,181,813
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2021	2,000,000	2,230,260

				3,412,073

Virgin Islands : 3.27%

Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	2,891,000	3,217,510

Washington : 1.20%

Tumwater Office Properties Washington Lease Revenue Washington Office Buildings (Miscellaneous Revenue)	5.00	7-1-2026	1,000,000	1,183,340

Wisconsin : 1.12%

Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,000,000	1,105,740

Total Municipal Obligations (Cost $87,247,642)				94,844,939

Short-Term Investments : 1.39%

	Yield		Shares
Investment Companies : 1.39%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		1,368,099	1,368,099

Total Short-Term Investments (Cost $1,368,099)				1,368,099

2

Wells Fargo Advantage North Carolina Tax-Free Fund	Portfolio of investments — September 30, 2015 (unaudited)

Total investments in securities (Cost $88,615,741)*	97.71%	$96,213,038

Other assets and liabilities, net	2.29	2,250,078

Total net assets	100.00%	$98,463,119

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $88,615,740 and unrealized gains (losses) consists of:

Gross unrealized gains	$7,618,451
Gross unrealized losses	(21,153)

Net unrealized gains	$7,597,298

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
FHA	Federal Housing Administration
GO	General obligation
HFA	Housing Finance Authority
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority

3

Wells Fargo Advantage North Carolina Tax-Free Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$94,844,939	$0	$94,844,939

Short-term investments

Investment companies	1,368,099	0	0	1,368,099

Total assets	$1,368,099	$94,844,939	$0	$96,213,038

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 98.99%

Alabama : 1.46%

Alabama State University General Tuition and Fee Revenue Bonds (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,000,000	$1,000,650
Jefferson County AL Sewer Revenue Warrants CAB Senior Lien Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2027	920,000	538,908

				1,539,558

Arizona : 3.05%

Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	250,000	265,995
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	180,000	187,589
Phoenix AZ IDA Guam Facilities Foundation Incorporated Project (Industrial Development Revenue)	5.00	2-1-2018	1,000,000	1,048,450
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	500,000	554,465
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	500,000	491,225
Pima County AZ IDA Refunding Bond Desert Heights Charter School Facility (Education Revenue)	6.00	5-1-2024	635,000	663,086

				3,210,810

California : 4.65%

Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	500,000	559,455
California CDA California Baptist University Series B (Education Revenue) 144A	5.75	11-1-2017	130,000	134,294
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	250,000	289,070
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.88	10-1-2044	1,000,000	1,025,280
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	1,000,000	1,036,750
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	1,000,000	1,003,110
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	500,000	499,940
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	4.75	8-1-2019	225,000	237,375
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	100,000	107,183

				4,892,457

Colorado : 4.43%

Colorado E-470 Public Highway Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2027	500,000	338,750
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	500,000	534,125
Eaton CO Area Park & Recreation District (GO Revenue)	5.00	12-1-2023	810,000	854,331
Eaton CO Area Park & Recreation District (GO Revenue)	5.50	12-1-2030	475,000	500,527
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	1,750,000	1,771,193
Public Authority for Colorado Energy Natural Gas Purchase (Utilities Revenue, Merrill Lynch & Company Guaranty Agreement)	6.50	11-15-2038	500,000	658,375

				4,657,301

Delaware : 0.94%

Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	1,000,000	988,800

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
District of Columbia : 0.41%

District of Columbia Tobacco Settlement Financing Corporation (Tobacco Revenue)	6.75%	5-15-2040	$435,000	$434,987

Florida : 4.31%

Crossings At Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	4.00	5-1-2024	1,000,000	1,002,140
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	250,000	289,088
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	250,218
Lakewood Ranch Florida Stewardship Special Assessment Lakewood Center North Project (Miscellaneous Revenue)	4.25	5-1-2025	1,000,000	1,008,914
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A (Education Revenue) 144A	6.00	9-15-2045	1,000,000	997,210
Trout Creek Florida Community Development District (Miscellaneous Revenue)	4.88	5-1-2025	1,000,000	991,280

				4,538,850

Georgia : 1.75%

Cobb County GA Development Authority Student Housing Refunding Bond Kennesaw State University Foundation Project Series C (Housing Revenue)	5.00	7-15-2028	800,000	870,952
Georgia Road & Tollway Authority Toll Revenue Convertible CAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A±	0.00	6-1-2049	1,000,000	545,450
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2027	360,000	428,303

				1,844,705

Guam : 0.29%

Guam International Airport Authority Series C (Airport Revenue)	6.38	10-1-2043	260,000	303,581

Idaho : 0.45%

Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	200,000	209,630
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	250,000	260,700

				470,330

Illinois : 19.64%

Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	500,000	328,485
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2024	1,000,000	620,380
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2025	500,000	292,300
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2028	1,000,000	477,590
Chicago IL Board of Education Refunding Bond Series A (GO Revenue) ±	4.02	3-1-2032	1,000,000	990,000
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2021	250,000	250,755
Chicago IL Midway Airport Refunding Bond Second Lien Series A (Airport Revenue)	5.00	1-1-2031	1,000,000	1,071,090
Chicago IL O’Hare International Airport Revenue Bond Series B (Airport Revenue)	6.00	1-1-2041	150,000	174,243
Chicago IL Sales Tax Revenue (Tax Revenue)	5.00	1-1-2032	1,500,000	1,529,955
Chicago IL Sales Tax Revenue Series A (Tax Revenue)	5.00	1-1-2041	1,000,000	999,920
Chicago IL Series A (GO Revenue, Ambac Insured)	5.00	1-1-2024	1,000,000	1,008,020
Chicago IL Series A (GO Revenue)	5.00	1-1-2033	310,000	298,865
Chicago IL Series A (GO Revenue)	5.25	1-1-2023	500,000	505,135
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	700,000	702,450
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	1,000,000	1,077,670

2

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Chicago IL Waste Water Transmission Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00%	1-1-2030	$600,000	$608,472
Chicago IL Wastewater Transmission Refunding Bond Second Lien (Water & Sewer Revenue)	5.00	1-1-2024	500,000	547,700
Chicago IL Water Revenue Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	500,000	504,130
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00	12-1-2025	1,080,000	691,502
Illinois (GO Revenue)	5.00	3-1-2033	2,000,000	2,036,160
Illinois (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.50	7-1-2025	525,000	591,749
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	250,000	274,770
Illinois Finance Authority Charter Schools Refunding Bond Series A (Education Revenue)	6.88	10-1-2031	725,000	786,973
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School (Miscellaneous Revenue)	6.00	2-1-2034	680,000	704,269
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	500,000	551,805
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2025	1,000,000	665,370
Lake County IL Community Unit School District #187 North Chicago Series A (GO Revenue, AGM Insured) ¤	0.00	1-1-2023	590,000	417,372
McHenry County IL Community Unit School District #12 Johnsburg (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	1-1-2033	1,500,000	1,646,595
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	85,000	81,486
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13	8-15-2023	250,000	223,790

				20,659,001

Indiana : 2.62%

Indiana Business Finance Authority Refunding Bond Marquette Project Series A (Health Revenue)	5.00	3-1-2030	1,100,000	1,182,907
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	250,000	273,243
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2040	1,000,000	1,067,440
Valparaiso IN Pratt Paper LLC Project (Industrial Development Revenue)	5.88	1-1-2024	200,000	228,768

				2,752,358

Iowa : 0.95%

Coralville IA Certificate of Participation Series D (Miscellaneous Revenue)	5.25	6-1-2026	1,000,000	996,050

Kansas : 1.20%

Wyandotte County/Kansas City KS Sales Tax Special Obligation Vacation Village Project Area 4—Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	4,400,000	1,257,696

Kentucky : 1.01%

Kentucky EDFA Senior Revenue Bonds Next Generation Information Highway Project Series A (Miscellaneous Revenue)	5.00	1-1-2045	1,000,000	1,064,570

Michigan : 11.58%

Charyl Stockwell Academy Michigan Public School Refunding Bond (Miscellaneous Revenue)	4.88	10-1-2023	500,000	499,345
Detroit MI Distribution of State Aid (GO Revenue)	4.50	11-1-2023	275,000	295,771
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	285,000	216,885
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2021	170,000	121,627
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2024	20,000	11,866
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2025	470,000	261,076
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2018	1,000,000	999,310

3

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan (continued)

Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00%	2-1-2022	$250,000	$250,448
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F (Tax Revenue)	4.50	10-1-2029	1,000,000	1,032,900
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D4 (Water & Sewer Revenue)	5.00	7-1-2031	1,015,000	1,108,076
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	1,000,000	1,078,540
Michigan Finance Authority Refunding Notes Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	1,000,000	1,056,520
Michigan Finance Authority Refunding Notes Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2020	1,000,000	1,103,040
Michigan Municipal Bond Authority Revenue CAB Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	300,000	289,740
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	950,000	957,467
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	225,000	225,371
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	200,000	129,984
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy (Education Revenue)	7.00	10-1-2036	322,500	332,756
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	1,000,000	1,013,780
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	250,000	249,968
Wayne Charter County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	980,000	948,934

				12,183,404

Minnesota : 1.76%

Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	4.40	7-1-2025	160,000	160,394
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	4.75	7-1-2028	500,000	500,740
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	5.00	7-1-2030	195,000	196,332
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A (Education Revenue)	5.25	7-1-2037	240,000	239,362
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.70	8-1-2026	335,000	343,063
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.80	8-1-2027	400,000	409,524

				1,849,415

Missouri : 0.95%

Blue Springs MO Special Obligation Tax Refunding & Improvement Adams Farm Project Series A (Tax Revenue)	4.00	6-1-2026	1,000,000	1,000,170

Nevada : 0.14%

Henderson NV RDA Series A (Tax Revenue, Ambac Insured)	5.13	10-1-2022	150,000	150,140

New Hampshire : 0.96%

New Hampshire Business Finance Authority Casella Waste System Incorporated Project (Resource Recovery Revenue) 144A±	4.00	4-1-2029	1,000,000	1,004,960

New Jersey : 6.33%

Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	200,000	223,146
Gloucester County NJ PCFA AMT Keystone Urban Renewal LP Logan Project Series A (Resource Recovery Revenue)	5.00	12-1-2024	500,000	559,495
New Jersey EDA Continental Airlines Incorporated Project (Industrial Development Revenue)	5.25	9-15-2029	250,000	270,075
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, National Insured)	5.00	3-1-2030	1,000,000	1,022,340

4

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)

New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00%	12-15-2031	$1,000,000	$406,600
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	2,000,000	2,105,760
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2027	1,000,000	1,073,410
Paterson NJ BAN (GO Revenue) ##	5.00	12-15-2015	1,000,000	1,002,550

				6,663,376

New York : 4.57%

Green Island NY Power Authority Power System (Utilities Revenue)	6.00	12-15-2020	1,035,000	1,042,897
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	1,000,000	1,122,830
New York NY American Airlines John F. Kennedy International Airport IDA (Industrial Development Revenue, American Airlines Guaranty Agreement)	7.63	8-1-2025	300,000	317,685
New York NY Housing Development Corporation Mortgage Refunding Bond 8 Spruce Street Class F (Housing Revenue)	4.50	2-15-2048	1,000,000	1,059,890
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	1,000,000	998,870
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	250,000	267,633

				4,809,805

North Carolina : 1.48%

North Carolina Department of Transportation Private Activity AMT-I-77 Hot Lanes Project (Transportation Revenue)	5.00	6-30-2054	1,500,000	1,559,160

Ohio : 2.51%
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	500,000	537,155
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	1,000,000	1,009,170
Ohio Private Activity Revenue AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2039	1,000,000	1,090,140

				2,636,465

Oklahoma : 0.60%

Cherokee Nation of Oklahoma Health Care System Series 2006 (Health Revenue, ACA Insured) 144A	4.60	12-1-2021	615,000	627,079

Oregon : 1.01%
Multnomah County OR Hospital Facilities Authority Refunding Bond Mirabella South Waterfront Project Series A (Health Revenue)	5.00	10-1-2019	455,000	491,937
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A (Health Revenue)	5.00	7-1-2025	550,000	575,014

				1,066,951

Pennsylvania : 4.05%

Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	175,000	183,769
Allegheny County PA RDA Pittsburgh Mills Project (Tax Revenue)	5.60	7-1-2023	460,000	465,184
Chester County PA Health and Education Facilities Immaculata University Project (Education Revenue)	5.50	10-15-2025	1,000,000	1,020,990
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)	5.00	7-1-2029	500,000	532,785
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue) %%	5.00	4-1-2026	1,500,000	1,633,635
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	375,000	419,674

				4,256,037

5

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico : 3.20%

Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50%	7-1-2017	$700,000	$714,581
Puerto Rico Electric Power Authority Refunding Bond Series MM (Utilities Revenue, National Insured)	5.00	7-1-2016	50,000	50,457
Puerto Rico Government Development Bank Series 1985 (Miscellaneous Revenue, National Insured)	4.75	12-1-2015	100,000	100,221
Puerto Rico Highway & Transportation Authority Series A (Tax Revenue, Ambac Insured) ¤	0.00	7-1-2017	1,000,000	907,890
Puerto Rico Highway & Transportation Authority Series Y (Tax Revenue, AGM Insured)	6.25	7-1-2021	1,000,000	1,030,000
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Tax Revenue, Government Development Bank for Puerto Rico SPA) (s)	6.00	8-1-2024	1,175,000	193,875
Puerto Rico Public Improvement Refunding Bond Series A (Tax Revenue, National Insured) ##	5.50	7-1-2016	210,000	212,283
Puerto Rico Series PA-650 (Tax Revenue, National Insured) ##	6.00	7-1-2016	150,000	152,181

				3,361,488

South Carolina : 1.43%

Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	152,230	115,603
Jasper County SC School Project (Miscellaneous Revenue)	4.00	4-1-2020	390,000	405,311
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, AGM Insured)	6.00	12-1-2031	215,000	229,983
South Carolina EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	200,000	209,596
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	500,000	548,390

				1,508,883

Texas : 5.26%

Arlington TX Higher Education Finance Corporation Universal Academy Series A (Education Revenue)	7.00	3-1-2034	320,000	338,723
Clifton TX Higher Education Finance Corporation Uplift Education Series A (Education Revenue)	4.00	12-1-2025	1,500,000	1,562,265
Hackberry TX Special Assessment Revenue Public Improvement District #3 Phase #13 (Miscellaneous Revenue)	6.00	9-1-2026	225,000	228,674
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	1,000,000	1,056,900
Tarrant County TX Cultural Education Facilities Finance Corporation Series B (Health Revenue)	5.00	11-15-2030	1,000,000	1,068,790
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2027	190,000	224,734
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2028	735,000	808,103
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	200,000	248,310

				5,536,499

Washington : 1.22%

Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project (Health Revenue)	5.25	12-1-2025	250,000	271,693
Washington State Housing Finance Commission Nonprofit Housing Revenue Bonds Heron’s Key Senior Living Series B3 (Health Revenue) 144A	4.38	1-1-2021	1,000,000	1,016,480

				1,288,173

West Virginia : 0.27%

West Virginia Hospital Finance Authority (Health Revenue)	6.25	10-1-2023	270,000	283,867

Wisconsin : 4.01%

Warrens WI CDA (Miscellaneous Revenue) ##	4.90	11-1-2015	250,000	212,500
Wisconsin Center District Refunding Bond Junior Dedicated Series A (Tax Revenue)	5.00	12-15-2028	1,000,000	1,118,660

6

Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wisconsin (continued)

Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A (Education Revenue)		4.13%	10-1-2024	$325,000	$330,142
Wisconsin PFA CHF-Cullowhee LLC Western Carolina University Project Series A (Housing Revenue)		5.00	7-1-2030	1,000,000	1,034,260
Wisconsin PFA Coral Academy Science Las Vegas Series A (Education Revenue)		5.00	7-1-2024	500,000	535,445
Wisconsin PFA Research Triangle High School Project Series 2015-A (Education Revenue) 144A		5.63	7-1-2045	1,000,000	984,990

					4,215,997

Wyoming : 0.50%

Sweetwater County WY Solid Waste Disposal Refunding Bond FMC Corporation Project (Industrial Development Revenue)		5.60	12-1-2035	525,000	528,612

Total Municipal Obligations (Cost $102,615,201)					104,141,535

		Yield
Short-Term Investments : 0.09%

U.S. Treasury Securities : 0.09%

U.S. Treasury Bill ##(z)		0.01	12-17-2015	100,000	100,002

Total Short-Term Investments (Cost $99,988)					100,002

Total investments in securities (Cost $102,715,189)*	99.08%				104,241,537

Other assets and liabilities, net	0.92				966,249

Total net assets	100.00%				$105,207,786

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is issued on a when-issued basis.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $102,715,189 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,006,332
Gross unrealized losses	(479,984)

Net unrealized gains	$1,526,348

Abbreviations:
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
IDA	Industrial Development Authority
LLC	Limited liability company
LP	Limited partnership
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority

7

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund

PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

8

Wells Fargo Advantage High Yield Municipal Bond Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$104,141,535	$0	$104,141,535
Short-term investments
U.S. Treasury securities	100,002	0	0	100,002

Total assets	$100,002	$104,141,535	$0	$104,241,537

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 53.00%

Consumer Discretionary : 11.10%

Auto Components : 1.28%

Delphi Automotive plc	15,749	$1,197,554
Magna International Incorporated (b)	12,306	590,811
Nissin Kogyo Company Limited	970	14,532
Tachi-S Company Limited	900	11,726
Tokai Rika Company Limited	590	12,182
Toyota Industries Corporation	600	28,541
TS Tech Company Limited	440	12,001

		1,867,347

Automobiles : 0.07%

Chongqing Changchun Automobile Class B	13,200	22,303
Fiat Chrysler Automobiles NV †	838	10,892
Fuji Heavy Industries Limited	430	15,473
General Motors Company	866	25,997
Isuzu Motors Limited	1,610	16,168
Peugeot SA †	553	8,379
Renault SA	122	8,803

		108,015

Diversified Consumer Services : 0.10%

Kroton Educacional SA	5,500	10,696
LifeLock Incorporated †	590	5,168
New Oriental Education & Technology Group Incorporated †	1,235	24,959
Service Corporation International	1,584	42,926
Sotheby’s	1,936	61,913

		145,662

Hotels, Restaurants & Leisure : 2.22%

Buffalo Wild Wings Incorporated †	3,829	740,643
Caesars Acquisition Company Class A †	484	3,436
Caesars Entertainment Corporation †	5,475	32,248
Carnival Corporation	5,209	258,887
Chipotle Mexican Grill Incorporated †	21	15,125
ClubCorp Holdings Incorporated	941	20,194
Compass Group plc	2,171	34,677
Domino’s Pizza Incorporated	5,148	555,521
H.I.S. Company Limited	305	9,972
Hilton Worldwide Holdings Incorporated	7,467	171,293
Las Vegas Sands Corporation	1,198	45,488
Mandarin Oriental International Limited	11,940	18,209
McDonald’s Corporation	629	61,975
Melia Hotels International SA	1,792	24,999
MGM Resorts International †	9,680	178,596
OPAP SA	4,116	37,309
Pinnacle Entertainment Incorporated †	275	9,306
Sands China Limited	6,905	20,974
Sonic Corporation	24,385	559,636
Starbucks Corporation (b)	3,682	209,285
Starwood Hotels & Resorts Worldwide Incorporated	2,272	151,043
TUI AG	1,614	29,576
Wyndham Worldwide Corporation	474	34,081
Wynn Resorts Limited	103	5,471

		3,227,944

Household Durables : 0.13%

Cairn Homes plc †	20,557	24,004
Electrolux AB Class B	691	19,525
Funai Electric Company Limited	1,020	9,439
Harman International Industries Incorporated	488	46,843

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value
Household Durables (continued)

iRobot Corporation †	405	$11,802
Panahome Corporation	1,700	11,055
Sony Corporation	2,175	53,314
Whirlpool Corporation	82	12,075

		188,057

Internet & Catalog Retail : 1.17%

Amazon.com Incorporated (b)†	1,147	587,138
Groupon Incorporated †	3,096	10,093
Home Retail Group plc	2,945	6,067
HSN Incorporated	552	31,596
Hyundai Home Shopping Network Corporation	19	2,090
Qliro Group AB †	2,870	3,607
Rakuten Incorporated	550	7,030
The Priceline Group Incorporated †	454	561,534
Vipshop Holdings Limited ADR †	650	10,920
Wayfair Incorporated Class A †	13,566	475,624

		1,695,699

Leisure Products : 0.03%

Bandai Namco Holdings Incorporated	410	9,516
Sankyo Company Limited	375	13,341
Shimano Incorporated	118	16,578

		39,435

Media : 2.61%

CBS Corporation Class B	3,120	124,488
Clear Channel Outdoor Holdings Incorporated Class A †	4,337	30,923
Comcast Corporation Class A (b)	4,717	268,303
CyberAgent Incorporated	1,333	52,145
Daiichikosho Company Limited	310	10,988
DISH Network Corporation Class A †	9,567	558,139
JC Decaux SA	9,709	352,931
Liberty Global plc Class A †	4,295	184,427
Liberty Global plc Class C (b)†	8,798	360,894
Liberty Latin America and Caribbean Group Class A †	797	26,851
M6 Metropole Television SA	580	11,091
Markit Limited †	1,386	40,194
Nippon Television Network Corporation	1,300	21,003
Quebecor Incorporated Class B	865	18,933
SES SA	1,153	36,388
Sky plc	7,532	119,164
The Walt Disney Company	6,113	624,749
Time Warner Cable Incorporated	998	179,011
Time Warner Incorporated	10,173	699,394
TV Asahi Corporation	1,190	18,197
Wolters Kluwer NV	1,626	50,145

		3,788,358

Multiline Retail : 0.51%

Dollar Tree Incorporated (b)†	10,417	694,397
Don Quijote Company Limited	542	20,420
Isetan Mitsukoshi Holdings Limited	1,089	16,340
Marks & Spencer Group plc	1,341	10,179

		741,336

Specialty Retail : 2.27%

Advance Auto Parts Incorporated (b)	2,022	383,229
AutoZone Incorporated (b)†	1,524	1,103,117
Chiyoda Company Limited	151	4,845
Lowe’s Companies Incorporated	313	21,572
Luk Fook Holdings International Limited	4,315	10,816

2

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Specialty Retail (continued)

Nitori Company Limited	107	$8,379
O’Reilly Automotive Incorporated †	1,537	384,250
Office Depot Incorporated †	8,183	52,535
Pal Co Limited	430	12,453
Rent-A-Center Incorporated	1,133	27,475
Shimamura Company Limited	123	13,249
Signet Jewelers Limited	257	34,985
The Home Depot Incorporated	9,347	1,079,485
The TJX Companies Incorporated	656	46,852
Tiffany & Company	587	45,179
Urban Outfitters Incorporated †	812	23,857
Vitamin Shoppe Incorporated †	1,262	41,192
Xebio Company Limited	560	10,047
Zhongsheng Group Holdings Limited	4,385	1,788

		3,305,305

Textiles, Apparel & Luxury Goods : 0.71%

ASICS Corporation	1,914	45,619
Brunello Cucinelli SpA	662	12,011
Burberry Group plc	817	16,935
Crocs Incorporated †	2,525	32,636
Descente Limited	851	12,058
Global Brands Group Holding Limited †	106,435	22,033
Kate Spade & Company †	423	8,084
Nike Incorporated Class B	6,534	803,486
Ralph Lauren Corporation	170	19,862
Samsonite International SA	16,800	54,900
Vera Bradley Incorporated †	529	6,671

		1,034,295

Consumer Staples : 4.21%

Beverages : 1.38%

Anheuser-Busch InBev NV	169	17,974
Anheuser-Busch InBev NV ADR (b)	3,183	338,417
Asahi Breweries Limited	465	15,086
Brown-Forman Corporation Class B	3,551	344,092
C&C Group plc	14,480	57,451
Constellation Brands Incorporated Class A	5,364	671,626
Diageo plc	2,177	58,489
Heineken NV	617	49,958
Molson Coors Brewing Company Class B	455	37,774
Monster Beverage Corporation †	608	82,165
PepsiCo Incorporated	1,407	132,680
The Coca-Cola Company	4,620	185,355
Yantai Changyu Pioneer Wine Company Limited Class B	6,300	19,406

		2,010,473

Food & Staples Retailing : 1.24%

Ain Pharmaciez Incorporated	595	30,370
Alimentation Couche-Tard Incorporated Class B	275	12,647
Costco Wholesale Corporation	5,974	863,661
CVS Health Corporation	4,901	472,848
E-MART Company Limited	78	15,219
Heiwado Company Limited	444	9,729
J Sainsbury plc	5,231	20,688
Life Corporation	140	3,988
Metro AG	359	9,933
Seven & I Holdings Company Limited	631	28,795
Sundrug Company Limited	186	9,792
Wal-Mart Stores Incorporated	660	42,794
Walgreens Boots Alliance Incorporated	2,060	171,186
Whole Foods Market Incorporated	3,259	103,147

3

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value
Food & Staples Retailing (continued)

Yaoko Company Limited	195	$8,814

		1,803,611

Food Products : 1.32%

Blue Buffalo Pet Products Incorporated †	2,978	53,336
Chocoladefabriken Lindt & Sprungli AG	10	709,372
ConAgra Foods Incorporated	860	34,839
Greencore Group plc	15,047	62,229
Kikkoman Corporation	793	21,842
Meiji Holdings Company Limited	292	21,413
Mondelez International Incorporated Class A	7,427	310,969
Nestle SA	598	44,973
Nomad Foods Limited †	2,795	44,021
Post Holdings Incorporated †	795	46,985
Suedzucker AG	810	14,730
The JM Smucker Company (b)	3,765	429,549
The Kraft Heinz Company	1,710	120,692

		1,914,950

Household Products : 0.16%

Colgate-Palmolive Company	418	26,526
Pigeon Corporation	450	10,515
Reckitt Benckiser Group plc	250	22,671
The Procter & Gamble Company	2,352	169,203

		228,915

Personal Products : 0.08%

Avon Products Incorporated	1,415	4,599
Kose Corporation	291	26,559
Oriflame Holding AG †	595	7,379
The Estee Lauder Companies Incorporated Class A	458	36,951
Unilever NV ADR	1,115	44,823

		120,311

Tobacco : 0.03%

Imperial Tobacco Group plc	593	30,657
Japan Tobacco Incorporated	500	15,510

		46,167

Energy : 4.09%

Energy Equipment & Services : 0.93%

Baker Hughes Incorporated (b)	3,879	201,863
Halliburton Company (b)	30,956	1,094,294
Helmerich & Payne Incorporated	311	14,698
Hilong Holding Limited	44,000	8,993
McDermott International Incorporated †	1,935	8,321
National Oilwell Varco Incorporated	235	8,848
Patterson-UTI Energy Incorporated	430	5,650
Petroleum Geo-Services ASA	865	3,329
Trican Well Service Limited	5,825	2,968

		1,348,964

Oil, Gas & Consumable Fuels : 3.16%

Anadarko Petroleum Corporation (b)	13,741	829,819
BP plc	6,565	33,307
Cabot Oil & Gas Corporation	355	7,760
Canadian Natural Resources Limited	989	19,236
Canadian Natural Resources Limited—Toronto Exchange	280	5,453
Chevron Corporation	622	49,063
China Suntien Green Energy Corporation H Shares	51,590	9,149

4

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Cobalt International Energy Incorporated †	4,350	$30,798
ConocoPhillips Company	6,770	324,689
Continental Resources Incorporated †	154	4,461
DHT Holdings Incorporated	159	1,180
Diamondback Energy Incorporated †	345	22,287
Energy Transfer Equity LP (b)	10,271	213,740
Eni SpA	1,420	22,337
EOG Resources Incorporated (b)	9,270	674,856
HollyFrontier Corporation	296	14,457
Imperial Oil Limited	1,435	45,464
Japan Petroleum Exploration Company	670	17,700
Karoon Gas Australia Limited †	8,629	10,105
Laredo Petroleum Incorporated †	478	4,508
Marathon Oil Corporation	720	11,088
Marathon Petroleum Corporation (b)	5,011	232,160
Newfield Exploration Company †	82	2,698
Pioneer Natural Resources Company (b)	11,273	1,371,248
Rice Energy Incorporated †	108	1,745
Royal Dutch Shell plc Class B	333	7,874
Southwestern Energy Company †	3,483	44,199
Statoil ASA	311	4,534
Total SA	695	31,263
Tsakos Energy Navigation Limited	926	7,528
Valero Energy Corporation (b)	8,977	539,518
Whiting Petroleum Corporation †	379	5,787

		4,600,011

Financials : 5.64%

Banks : 1.69%

Alpha Bank AE †	66,965	8,034
Axis Bank Limited	1,004	37,851
Banca Popolare dell’Emilia Romagna Scarl	3,639	30,011
Bangkok Bank PCL - Non-voting	2,875	12,701
Bank of America Corporation	42,050	655,139
Bank of Ireland †	42,666	16,682
Bank of Nova Scotia	775	34,162
Bank of the Ozarks Incorporated (b)	5,699	249,388
BNP Paribas SA	1,930	113,627
CaixaBank SA	12,668	48,889
CaixaBank SA †(a)	78	301
Citigroup Incorporated	1,495	74,167
Citizens Financial Group Incorporated	485	11,572
Eurobank Ergasias SA †	29,268	725
Fifth Third Bancorp	788	14,901
HDFC Bank Limited ADR	312	19,060
HSBC Holdings plc	4,880	36,813
ICICI Bank Limited ADR	8,900	74,582
ING Groep NV	1,505	21,273
JPMorgan Chase & Company (b)	2,716	165,595
Mitsubishi UFJ Financial Group Incorporated	27,376	165,412
Piraeus Bank SA †	44,701	3,913
PNC Financial Services Group Incorporated	879	78,407
Regions Financial Corporation (b)	17,664	159,153
Sberbank Sponsored ADR	1,600	7,872
Signature Bank †	2,372	326,292
Societe Generale SA	420	18,770
Standard Chartered plc	2,638	25,602
Sumitomo Mitsui Financial Group Incorporated	710	26,923
The San-in Godo Bank Limited	1,030	10,082
UniCredit SpA	2,020	12,593

		2,460,492

Capital Markets : 0.93%

Aizawa Securities Company Limited	1,340	8,138

5

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value
Capital Markets (continued)

Anima Holding SpA	2,295	$20,079
Apollo Global Management LLC Class A (b)	7,403	127,184
EFG International AG	3,842	40,998
Fortress Investment Group LLC Class A	14,264	79,165
Ichiyoshi Securities Company Limited	2,445	21,235
Julius Baer Group Limited	950	43,141
Kyokuto Securities Company Limited	1,000	13,404
Matsui Securities Company Limited	565	4,899
Motors Liquidation Company GUC Trust	2,920	44,355
Northern Trust Corporation	234	15,949
Och-Ziff Capital Management Group Limited Liability Company Class A	4,369	38,141
OM Asset Management plc	3,584	55,265
SEI Investments Company	5,873	283,255
The Blackstone Group LP	953	30,182
UBS Group AG †	5,552	102,646
WisdomTree Investments Incorporated	860	13,872
WL Ross Holding Corporation †	40,000	415,200

		1,357,108

Consumer Finance : 0.10%

Ally Financial Incorporated †	2,938	59,876
LendingClub Corporation †	610	8,070
Santander Consumer USA Holdings Incorporated †	2,172	44,352
Springleaf Holdings Incorporated †	744	32,528

		144,826

Diversified Financial Services : 0.86%

Hellenic Exchanges SA Holding	2,590	14,354
Hong Kong Exchanges & Clearing Limited	600	13,765
Intercontinental Exchange Incorporated (b)	658	154,623
Japan Exchange Group Incorporated	2,268	33,154
MarketAxess Holdings Incorporated	320	29,722
McGraw Hill Financial Incorporated	1,781	154,057
Mitsubishi UFJ Lease & Finance Company Limited	1,375	6,057
Moody’s Corporation (b)	7,645	750,739
MSCI Incorporated	685	40,730
Rescap Liquidating Trust †	5,781	52,896

		1,250,097

Insurance : 0.69%

ACE Limited	448	46,323
Ageas NV	904	37,151
Ambac Financial Group Incorporated †(b)	3,170	45,870
American International Group Incorporated	2,429	138,016
Delta Lloyd NV	2,507	21,066
Direct Line Insurance Group plc	1,809	10,265
MetLife Incorporated	915	43,142
Principal Financial Group Incorporated	554	26,226
Saga plc	5,263	16,361
Sony Financial Holdings Incorporated	1,700	27,902
Storebrand ASA †	3,685	12,087
T&D Holdings Incorporated	3,845	45,417
The Chubb Corporation	3,744	459,202
Tokio Marine Holdings Incorporated	740	27,646
Torchmark Corporation	474	26,734
Unum Group	570	18,286

		1,001,694

Real Estate Management & Development : 0.41%

City Developments Limited	2,155	11,677
Daito Trust Construction Company Limited	235	23,877
Deutsche Wohnen AG	1,033	27,627
Dolphin Capital Investors Limited †	55,785	12,658
Hispania Activos Inmobiliarios SA †	862	11,989

6

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Real Estate Management & Development (continued)

LEG Immobilien AG	352	$29,122
Leopalace21 Corporation †	6,470	30,191
Realogy Holdings Corporation †	8,955	336,976
Relo Holdings Incorporated	217	21,258
Sumitomo Real Estate Sales Company Limited	430	11,002
Vonovia SE	2,258	72,676

		589,053

REITs : 0.96%

American Tower Corporation	969	85,253
AvalonBay Communities Incorporated	149	26,048
Campus Crest Communities Incorporated	79,540	423,153
Columbia Property Trust Incorporated	531	12,319
GLP J-REIT	29	27,748
Grivalia Properties Real Estate Investment Company	3,448	30,674
HCP Incorporated	924	34,419
Hibernia REIT plc	30,346	42,996
Host Hotels & Resorts Incorporated	646	10,213
Intu Properties plc	10,555	52,683
Irish Residential Properties REIT plc	41,349	50,777
Kennedy Wilson Europe Real Estate plc	3,217	55,381
Lamar Advertising Company Class A (b)	3,997	208,563
National Storage REIT	16,950	18,202
NorthStar Realty Finance Corporation	25,961	320,618

		1,399,047

Thrifts & Mortgage Finance : 0.00%

Genworth Mortgage Insurance	3,294	5,355

Health Care : 9.21%

Biotechnology : 1.25%

AbbVie Incorporated	7,295	396,921
Agios Pharmaceuticals Incorporated †	154	10,871
Alnylam Pharmaceuticals Incorporated †	330	26,519
Amgen Incorporated	855	118,264
Arena Pharmaceuticals Incorporated †	3,508	6,700
Biogen Incorporated (b)†	584	170,417
Celgene Corporation †	1,398	151,222
Five Prime Therapeutics Incorporated †	270	4,155
Gilead Sciences Incorporated (b)	3,956	388,440
Incyte Corporation †	2,100	231,693
Portola Pharmaceuticals Incorporated †	1,099	46,839
PTC Therapeutics Incorporated †	170	4,539
Regeneron Pharmaceuticals Incorporated †	154	71,632
Seattle Genetics Incorporated †	2,620	101,027
Tesaro Incorporated †	587	23,539
Vertex Pharmaceuticals Incorporated †	665	69,253

		1,822,031

Health Care Equipment & Supplies : 2.05%

ASAHI INTECC Company Limited	282	10,164
Becton Dickinson & Company	6,611	877,015
Boston Scientific Corporation †	581	9,534
Corindus Vascular Robotics Incorporated †	4,340	13,411
Edwards Lifesciences Corporation †	219	31,135
Hoya Corporation	928	30,394
IDEXX Laboratories Incorporated †	11,284	837,837
Medtronic plc (b)	14,143	946,732
Paramount Bed Holdings Company Limited	880	26,168
St. Jude Medical Incorporated	2,243	141,511
Sysmex Corporation	705	37,232

7

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value
Health Care Equipment & Supplies (continued)

Zimmer Holdings Incorporated (b)	228	$21,416

		2,982,549

Health Care Providers & Services : 2.36%

Acadia Healthcare Company Incorporated †	420	27,833
Aetna Incorporated	4,829	528,341
Brookdale Senior Living Incorporated (b)†	16,494	378,702
Cardinal Health Incorporated	504	38,717
Cigna Corporation (b)	7,301	985,781
Envision Healthcare Holdings Incorporated †	760	27,960
Express Scripts Holding Company †	2,046	165,644
HCA Holdings Incorporated (b)†	2,308	178,547
Humana Incorporated (b)	3,192	571,368
UnitedHealth Group Incorporated (b)	2,203	255,570
Universal Health Services Incorporated Class B	2,192	273,584

		3,432,047

Health Care Technology : 0.17%

Agfa-Gevaert NV †	2,175	7,864
Careview Communications Incorporated †	14,890	5,061
Cerner Corporation †	3,815	228,747

		241,672

Life Sciences Tools & Services : 0.47%

Illumina Incorporated (b)†	945	166,150
Thermo Fisher Scientific Incorporated	4,230	517,244

		683,394

Pharmaceuticals : 2.91%

Allergan plc (b)†	6,355	1,727,353
Almirall SA	710	12,677
AstraZeneca plc	2,187	138,696
AstraZeneca plc ADR	2,516	80,059
Bristol-Myers Squibb Company (b)	5,796	343,123
Chugai Pharmaceutical Company Limited	971	29,823
Eisai Company Limited	1,877	110,746
H. Lundbeck AS †	605	16,130
Ipsen SA	4,327	268,419
Johnson & Johnson (b)	1,871	174,658
Merck & Company Incorporated	1,733	85,593
Mylan NV †	2,579	103,831
Novartis AG	172	15,809
Ono Pharmaceutical Company Limited	1,401	166,110
Perrigo Company plc	233	36,644
Pfizer Incorporated	6,048	189,968
Roche Holding AG	175	46,458
Santen Pharmaceutical Company Limited	3,946	52,977
Shionogi & Company Limited	1,370	49,108
Teva Pharmaceutical Industries Limited ADR	5,068	286,139
TherapeuticsMD Incorporated †	8,499	49,804
UCB SA	475	37,213
Valeant Pharmaceuticals International Incorporated †	1,148	204,780

		4,226,118

Industrials : 5.34%

Aerospace & Defense : 1.56%

Airbus Group NV	2,858	169,251
Cobham plc	7,052	30,526
DigitalGlobe Incorporated †	625	11,888
Finmeccanica SpA †	2,077	26,010
Honeywell International Incorporated	190	17,991

8

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Aerospace & Defense (continued)

Jamco Corporation	362	$13,967
Lockheed Martin Corporation	230	47,681
Precision Castparts Corporation (b)	5,262	1,208,734
Qinetiq Group plc	9,370	32,016
Safran SA	432	32,483
Thales SA	222	15,479
TransDigm Group Incorporated †	2,908	617,688
United Technologies Corporation	508	45,207

		2,268,921

Air Freight & Logistics : 0.80%

FedEx Corporation	7,510	1,081,290
PostNL †	4,545	16,614
United Parcel Service Incorporated Class B	535	52,799
XPO Logistics Incorporated †	517	12,320

		1,163,023

Airlines : 0.68%

AirAsia Bhd	19,850	5,789
Delta Air Lines Incorporated (b)	20,151	904,175
Deutsche Lufthansa AG †	2,479	34,510
Japan Airlines Company Limited	1,271	44,974

		989,448

Building Products : 0.27%

Builders FirstSource Incorporated †	700	8,876
Compagnie de Saint-Gobain SA	2,595	112,624
Fortune Brands Home & Security Incorporated	2,599	123,375
Masco Corporation	775	19,515
Owens Corning Incorporated	690	28,918
Sanwa Holdings Corporation	5,465	37,621
Simpson Manufacturing Company Incorporated	329	11,018
Wienerberger AG	2,743	48,333

		390,280

Commercial Services & Supplies : 0.04%

Aeon Delight Company Limited	380	10,974
Gategroup Holding AG	782	26,341
Nippon Kanzai Company Limited	865	13,042
Stericycle Incorporated †	68	9,473

		59,830

Construction & Engineering : 0.13%

Abengoa SA Class B	6,165	5,744
Balfour Beatty plc	17,528	66,734
Ellaktor SA †	4,662	7,958
Fomento de Construcciones y Contratas SA †	2,343	17,314
JGC Corporation	570	7,562
Kinden Corporation	1,560	19,786
Nippo Corporation	900	15,339
Taikisha Limited	390	8,828
Vinci SA	720	45,784

		195,049

Electrical Equipment : 0.31%

Acuity Brands Incorporated	164	28,795
AMETEK Incorporated	189	9,888
Capstone Turbine Corporation †	14,270	4,852
Denyo Company Limited	1,005	15,934
Eaton Corporation plc	170	8,721

9

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value
Electrical Equipment (continued)

Generac Holdings Incorporated †	588	$17,693
Osram Licht AG	71	3,678
Schneider Electric SE	469	26,264
SolarCity Corporation (b)†	7,416	316,738
Ushio Incorporated	990	11,893
Zumtobel Group AG	413	9,082

		453,538

Industrial Conglomerates : 0.38%

Beijing Enterprises Holdings Limited	5,035	30,332
Danaher Corporation	4,919	419,148
General Electric Company	924	23,303
Koninklijke Philips Electronics NV	395	9,293
Rheinmetall AG	1,101	67,699

		549,775

Machinery : 0.13%

Arcam AB †	1,170	20,622
Atlas Copco AB Class A	904	21,740
DMG Mori Seiki Company Limited	1,445	18,393
Jain Irrigation Systems Limited	42,770	20,915
Kennametal Incorporated	578	14,386
Mitsuboshi Belting Company Limited	779	5,930
Namura Shipbuilding Company Limited	1,180	8,622
Sandvik AB	1,428	12,164
Star Micronics Company Limited	680	9,287
Sulzer AG	246	24,105
Takuma Company Limited	1,610	12,142
Toshiba Machine Company Limited	3,360	10,545
Vallourec SA	324	2,878

		181,729

Marine : 0.03%

DS Norden AS †	480	10,599
Irish Continental Group plc	3,503	17,155
Kuehne & Nagel International AG	136	17,488
Scorpio Bulkers Incorporated †	2,400	3,504

		48,746

Professional Services : 0.07%

Adecco SA	208	15,233
Experian Group Limited	2,361	37,902
Hays plc	5,025	11,680
TechnoPro Holdings Incorporated	1,052	27,891
USG People NV	630	8,626

		101,332

Road & Rail : 0.83%

Avis Budget Group Incorporated †	1,907	83,298
Canadian National Railway Company	855	48,551
DSV AS	778	29,071
East Japan Railway Company	255	21,488
Genesee & Wyoming Incorporated Class A †	330	19,496
Hitachi Transport System Limited	575	9,481
Landstar System Incorporated	188	11,932
Old Dominion Freight Line Incorporated †	4,423	269,803
Saia Incorporated †	1,857	57,474
Union Pacific Corporation	7,126	630,010
West Japan Railway Company	367	23,002

		1,203,606

10

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Trading Companies & Distributors : 0.08%

Aercap Holdings NV †	1,063	$40,649
Inaba Denki Sangyo Company Limited	440	13,276
Itochu Corporation	1,310	13,848
Kuroda Electric Company Limited	1,000	18,561
Rexel SA	695	8,556
SIG plc	2,845	7,480
Yamazen Corporation	1,260	10,418

		112,788

Transportation Infrastructure : 0.03%

Groupe Eurotunnel SE	2,942	40,083
Hamburger Hafen Und Logistik AG	330	5,376

		45,459

Information Technology : 7.73%

Communications Equipment : 0.15%

ARRIS Group Incorporated †	1,398	36,306
Cisco Systems Incorporated	1,448	38,010
Motorola Solutions Incorporated	167	11,419
ParkerVision Incorporated †	9,325	1,748
Radware Limited †	2,978	48,422
Ruckus Wireless Incorporated †	6,370	75,676

		211,581

Electronic Equipment, Instruments & Components : 0.10%

Alps Electric Company Limited	1,404	39,649
Amano Corporation	920	10,620
CDW Corporation of Delaware	488	19,940
Hamamatsu Photonics	653	14,778
Hitachi High Technologies Corporation	340	7,362
Hosiden Corporation	2,060	10,906
Murata Manufacturing Company Limited	134	17,309
Nichicon Corporation	680	4,887
WPG Holdings Company Limited	21,575	20,843

		146,294

Internet Software & Services : 2.75%

58.com Incorporated ADR †	95	4,470
Alibaba Group Holding Limited ADR †	362	21,347
Alphabet Incorporated Class A (b)†	1,497	955,640
Alphabet Incorporated Class C †	2,179	1,325,747
Baidu Incorporated ADR †	2,512	345,174
Bitauto Holdings Limited ADR †	155	4,614
ChinaCache International Holdings Limited ADR †	560	4,379
COOKPAD Incorporated	578	12,202
CoStar Group Incorporated †	483	83,588
Coupons.com Incorporated †	2,201	19,809
Dena Company Limited	650	12,064
Dip Corporation	400	6,595
Envestnet Incorporated †	130	3,896
Facebook Incorporated Class A (b)†	5,462	491,034
Gogo Incorporated †	1,044	15,952
Grubhub Incorporated †	150	3,651
Kakaku.com Incorporated	800	12,992
LinkedIn Corporation Class A (b)†	723	137,464
Monster Worldwide Incorporated †	1,573	10,099
Naver Corporation	33	14,303
Pandora Media Incorporated †	186	3,969
Shutterstock Incorporated †	246	7,439
Tencent Holdings Limited	26,459	446,008
Weibo Corporation ADR †	345	4,033
Yandex NV Class A †	380	4,077

11

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value
Internet Software & Services (continued)

Zillow Group Incorporated Class A †	569	$16,347
Zillow Group Incorporated Class C †	1,238	33,426

		4,000,319

IT Services : 1.44%

Accenture plc Class A	648	63,672
ALTEN SA	210	10,786
Amdocs Limited	8,670	493,150
Automatic Data Processing Incorporated	442	35,519
Cap Gemini SA	125	11,163
Cognizant Technology Solutions Corporation Class A (b)†	7,953	497,937
Computer Sciences Corporation (b)	3,249	199,424
Devoteam SA	100	3,279
Fujitsu Limited	4,778	20,783
GFI Informatique SA	250	1,631
MasterCard Incorporated Class A	4,284	386,074
Nomura Research Institute Limited	407	15,624
OBIC Company Limited	326	14,913
Optimal Payments plc †	6,010	29,470
Sopra Steria Group	177	19,642
Visa Incorporated Class A	4,051	282,193
Wellnet Corporation	530	10,452

		2,095,712

Semiconductors & Semiconductor Equipment : 0.52%

Broadcom Corporation Class A	10,534	541,764
Cypress Semiconductor Corporation	1,842	15,694
GCL-Poly Energy Holdings Limited †	78,500	15,207
Globalwafers Company Limited	3,803	7,563
Kontron AG †	850	2,405
Maxim Integrated Products Incorporated	231	7,715
Micron Technology Incorporated †	1,042	15,609
Micronas Semiconductor Holding AG	895	3,444
NXP Semiconductors NV †	223	19,421
Silicon Motion Technology Corporation	775	21,165
Sumco Corporation	4,751	42,611
SunEdison Incorporated †	3,092	22,200
SunEdison Semiconductor Limited †	990	10,435
SunPower Corporation †	649	13,006
Synaptics Incorporated †	145	11,957
Tokyo Seimitsu Company Limited	390	7,242

		757,438

Software : 1.61%

Activision Blizzard Incorporated	1,320	40,775
Adobe Systems Incorporated †	537	44,152
CDK Global Incorporated	1,682	80,366
Citrix Systems Incorporated (b)†	2,140	148,259
CommVault Systems Incorporated †	3,236	109,895
EnerNOC Incorporated †	1,859	14,686
Intuit Incorporated	3,712	329,440
Microsoft Corporation (b)	7,403	327,657
Nintendo Company Limited	372	62,701
Nippon System Development Company Limited	1,110	13,631
Oracle Corporation	1,190	42,983
PTC Incorporated (b)†	5,222	165,746
ServiceNow Incorporated †	499	34,656
SolarWinds Incorporated †	2,360	92,606
Square Enix Company Limited	373	9,251
Symantec Corporation (b)	6,769	131,792
Tangoe Incorporated †	850	6,120
Verint Systems Incorporated †	205	8,846
VMware Incorporated Class A (b)†	7,835	617,320
Workday Incorporated Class A †	551	37,942

12

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Software (continued)

Xura Incorporated †	990	$22,156

		2,340,980

Technology Hardware, Storage & Peripherals : 1.16%

Apple Incorporated (b)	1,955	215,636
Canon Incorporated	385	11,137
EMC Corporation	27,121	655,244
Hewlett-Packard Company (b)	3,211	82,234
Japan Digital Laboratory Company Limited	730	10,061
Samsung Electronics Company Limited	16	15,351
Stratasys Limited †	443	11,735
Western Digital Corporation (b)	8,718	692,558

		1,693,956

Materials : 3.90%

Chemicals : 2.76%

Akzo Nobel NV	442	28,747
Cabot Corporation	433	13,665
Celanese Corporation Series A	297	17,573
CF Industries Holdings Incorporated	15,387	690,876
Daicel Chemical Industries Limited	2,315	28,418
Methanex Corporation	739	24,505
Monsanto Company (b)	1,503	128,266
Platform Specialty Products Corporation †	2,267	28,678
Platform Specialty Products Corporation - Private Placement Shares †(a)	95	1,202
Praxair Incorporated	479	48,791
Sigma-Aldrich Corporation (b)	5,990	832,131
Syngenta AG ADR	285	18,177
The Chemours Company	971	6,282
The Sherwin-Williams Company (b)	4,386	977,113
Tokyo Ohka Kogyo Company Limited	280	7,423
W.R. Grace & Company †	12,417	1,155,402
Wacker Chemie AG	126	9,584

		4,016,833

Construction Materials : 0.77%

BRAAS Monier Building Group SA	2,110	56,408
Buzzi Unicem SpA	3,110	51,986
CRH plc	1,898	50,104
CRH plc - London Exchange	1,071	28,270
LafargeHolcim Limited	375	19,658
Martin Marietta Materials Incorporated	4,088	621,172
Sumitomo Osaka Cement Company Limited	7,190	25,532
Summit Materials Incorporated Class A †	12,889	241,927
Taiheiyo Cement Corporation	4,315	12,929
Vicat	133	8,308

		1,116,294

Containers & Packaging : 0.20%

Berry Plastics Group Incorporated †	5,900	177,413
Crown Holdings Incorporated †	225	10,294
Packaging Corporation of America	713	42,894
Smurfit Kappa Group plc	2,206	59,434

		290,035

Metals & Mining : 0.15%

Anglo American plc	1,272	10,625
Barrick Gold Corporation	16,002	101,773
Bekaert SA	335	8,826
Constellium NV Class A †	997	6,042

13

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value
Metals & Mining (continued)

Freeport-McMoRan Incorporated	1,646	$15,950
Lonmin plc †	3,615	891
Reliance Steel & Aluminum Company	739	39,913
Rio Tinto plc ADR	481	16,267
Salzgitter AG	360	8,942
Yamato Kogyo Company Limited	510	10,224

		219,453

Paper & Forest Products : 0.02%

Louisiana-Pacific Corporation †	469	6,679
Norbord Incorporated	2,005	28,757

		35,436

Telecommunication Services : 1.27%

Diversified Telecommunication Services : 0.98%

Cellnex Telecom SAU †	5,744	97,864
Hellenic Telecommunications Organization SA	4,229	37,159
Level 3 Communications Incorporated †	255	11,141
Nippon Telegraph & Telephone Corporation	1,030	36,280
Orange SA	1,040	15,766
Sunrise Communications Group AG †144A	2,721	156,196
Telecom Italia SpA †	16,281	20,063
Telefonica SA	1,270	15,408
Telenor ASA	1,879	35,112
Verizon Communications Incorporated (b)	22,893	996,074

		1,421,063

Wireless Telecommunication Services : 0.29%

KDDI Corporation	430	9,625
Mobistar SA †	590	12,697
SoftBank Corporation	435	20,114
T-Mobile US Incorporated †	9,580	381,380
Total Access Communication PCL Non-voting	5,035	8,022

		431,838

Utilities : 0.51%

Electric Utilities : 0.05%

Exelon Corporation	430	12,771
Hokkaido Electric Power Company Incorporated †	1,580	15,332
Iberdrola SA	3,043	20,276
Kyushu Electric Power Company Incorporated †	1,005	10,965
Power Assets Holdings Limited	1,905	18,027

		77,371

Gas Utilities : 0.02%

China Resources Gas Group Limited	3,580	9,240
Snam SpA	3,786	19,444

		28,684

Independent Power & Renewable Electricity Producers : 0.09%

China Longyuan Power Group Corporation H Shares	38,960	42,138
Huadian Fuxin Energy Corporation Limited H Shares	46,465	16,081
Huaneng Renewables Corporation Limited H Shares	51,780	19,195
TerraForm Global Incorporated Class A †	375	2,498
Vivint Solar Incorporated †	4,722	49,487

		129,399

14

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name			Shares	Value
Multi-Utilities : 0.33%

E.ON SE			800	$6,865
Engie			1,005	16,261
RWE AG			440	5,000
Sempra Energy			4,301	415,993
Suez Environnement Company SA			1,649	29,631

				473,750

Water Utilities : 0.02%

Guangdong Investment Limited			16,620	24,809

Total Common Stocks (Cost $78,456,719)				77,085,107

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 3.45%

Consumer Discretionary : 2.02%

Diversified Consumer Services : 0.03%

APX Group Incorporated	6.38%	12-1-2019	$40,000	38,400

Hotels, Restaurants & Leisure : 0.73%

Caesars Entertainment Operating Company Incorporated (s)	8.50	2-15-2020	25,000	20,500
Caesars Entertainment Operating Company Incorporated (s)	9.00	2-15-2020	690,000	564,075
Caesars Entertainment Operating Company Incorporated (s)	9.00	2-15-2020	30,000	24,600
Caesars Entertainment Operating Company Incorporated (s)	10.00	12-15-2018	9,933	3,030
Caesars Entertainment Operating Company Incorporated (s)	10.00	12-15-2018	30,000	9,150
Caesars Entertainment Operating Company Incorporated (s)	11.25	6-1-2017	552,000	441,600

				1,062,955

Media : 0.36%

iHeartCommunications Incorporated	9.00	3-1-2021	100,000	83,375
iHeartCommunications Incorporated	10.63	3-15-2023	89,000	75,205
iHeartCommunications Incorporated	11.25	3-1-2021	240,000	206,400
Radio One Incorporated 144A	7.38	4-15-2022	170,000	158,100

				523,080

Specialty Retail : 0.90%

Guitar Center Incorporated 144A	6.50	4-15-2019	152,000	139,840
New Albertsons Incorporated (i)	6.52	4-10-2028	100,000	84,125
New Albertsons Incorporated (i)	6.57	2-23-2028	545,000	461,206
New Albertsons Incorporated	6.63	6-1-2028	20,000	17,200
New Albertsons Incorporated (i)	7.11	7-22-2027	160,000	136,400
New Albertsons Incorporated (i)	7.15	7-23-2027	15,000	12,338
New Albertsons Incorporated	7.45	8-1-2029	120,000	117,600
New Albertsons Incorporated	7.75	6-15-2026	25,000	23,875
New Albertsons Incorporated	8.00	5-1-2031	305,000	298,900
New Albertsons Incorporated	8.70	5-1-2030	25,000	25,250

				1,316,734

Energy : 0.01%

Oil, Gas & Consumable Fuels : 0.01%

Overseas Shipholding Group Incorporated	8.13	3-30-2018	9,000	9,180

Financials : 0.66%

Diversified Financial Services : 0.20%

Lehman Brothers Holdings Incorporated (s)	0.00	12-30-2016	655,000	66,319
Lehman Brothers Holdings Incorporated (s)	7.88	5-8-2018	1,350,000	224,643

				290,962

15

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Interest rate	Maturity date	Principal	Value
Insurance : 0.35%

Ambac Assurance Corporation 144A	5.10%	6-7-2020	$470,772	$506,080

REITs : 0.11%

Starwood Waypoint Residential Trust	3.00	7-1-2019	180,000	170,775

Industrials : 0.27%

Electrical Equipment : 0.27%

SolarCity Corporation (b)	1.63	11-1-2019	500,000	389,688

Information Technology : 0.41%

Communications Equipment : 0.01%

Riverbed Technology Incorporated 144A	8.88	3-1-2023	20,000	18,200

IT Services : 0.23%

DynCorp International Incorporated	10.38	7-1-2017	465,000	332,475

Semiconductors & Semiconductor Equipment : 0.17%

SunEdison Incorporated	0.25	1-15-2020	40,000	22,775
SunEdison Incorporated	2.00	10-1-2018	30,000	22,594
SunEdison Incorporated	2.38	4-15-2022	125,000	71,172
SunEdison Incorporated	2.63	6-1-2023	120,000	60,450
SunEdison Incorporated	3.38	6-1-2025	140,000	71,138

				248,129

Materials : 0.08%

Metals & Mining : 0.08%

Thompson Creek Metals Company Incorporated	7.38	6-1-2018	180,000	103,050
Thompson Creek Metals Company Incorporated	12.50	5-1-2019	15,000	7,950

				111,000

Total Corporate Bonds and Notes (Cost $5,630,256)				5,017,658

			Shares
Exchange-Traded Funds : 0.01%

iShares MSCI Japan Index ETF			1,800	20,574

Total Exchange-Traded Funds (Cost $20,533)				20,574

			Principal
Foreign Corporate Bonds and Notes @: 0.09%

Consumer Discretionary : 0.09%

Textiles, Apparel & Luxury Goods : 0.09%

Boardriders SA (EUR)	8.88	12-15-2017	$125,000	127,104

Total Foreign Corporate Bonds and Notes (Cost $129,051)				127,104

			Shares
Investment Companies : 9.17%

Alternative Investment Funds : 9.17%

AQR Managed Futures Strategy Fund Class I			1,186,802	13,339,650

Total Investment Companies (Cost $12,395,101)				13,339,650

16

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 0.45%

Puerto Rico : 0.45%

Puerto Rico Commonwealth Public Improvement Series A (GO Revenue) (i)	5.75%	7-1-2041	$5,000	$3,263
Puerto Rico Commonwealth Refunding Public Improvement Series A (GO Revenue) (i)	5.13	7-1-2037	45,000	29,194
Puerto Rico Commonwealth Unrefunded Balance Public Improvement Series A (GO Revenue) (i)	5.00	7-1-2033	75,000	48,845
Puerto Rico Commonwealth Unrefunded Balance Public Improvement Series A (GO Revenue) (i)	5.00	7-1-2034	10,000	6,500
Puerto Rico Commonwealth Unrefunded Balance Public Improvement Series B (GO Revenue) (i)	5.25	7-1-2032	5,000	3,281
Puerto Rico Public Buildings Authority Government Facilities Revenue Bonds Series T (Miscellaneous Revenue) (i)	5.60	7-1-2030	650,000	396,663
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2036	25,000	15,132
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2037	90,000	54,362
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2038	65,000	39,259
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2039	20,000	12,079
Puerto Rico Sales Tax Financing Corporation Series C (Tax Revenue) (i)	5.25	8-1-2040	70,000	43,751
Puerto Rico Sales Tax Financing Corporation Series C (Tax Revenue) (i)	6.00	8-1-2038	10,000	6,040

Total Municipal Obligations (Cost $758,543)				658,369

		Expiration date	Shares
Participation Notes : 0.48%

Financials : 0.48%

Banks : 0.48%

HSBC Bank plc (National Commercial Bank) †		11-17-2020	26,849	386,226
Merrill Lynch International & Company (Alinma Bank) †		4-16-2018	69,479	311,974

Total Participation Notes (Cost $869,529)				698,200

	Dividend yield
Preferred Stocks : 0.27%

Consumer Discretionary : 0.02%

Specialty Retail : 0.02%

Hornbach Holding AG †	0.00%		376	30,250

Financials : 0.14%

REITs : 0.13%

American Tower Corporation ±	4.01		1,200	115,476
Campus Crest Communities Incorporated ±	2.06		2,796	68,027

				183,503

Thrifts & Mortgage Finance : 0.01%

FHLMC †	0.00		1,425	6,911
FHLMC †	0.00		294	1,117
FHLMC †	0.00		493	1,765
FNMA †	0.00		1,500	7,275
FNMA †	0.00		559	2,018

				19,086

Industrials : 0.03%

Transportation Infrastructure : 0.03%

Uber Technologies Incorporated †(a)(i)	0.00		1,216	48,201

17

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Dividend yield		Shares	Value
Information Technology : 0.08%

Semiconductors & Semiconductor Equipment : 0.08%

Sunedison Incorporated †	0.00%		165	$108,900

Total Preferred Stocks (Cost $420,200)				389,940

	Strike price	Expiration date	Contracts
Purchased Call Options : 0.01%

Aetna Incorporated	$130	1-15-2016	1,900	3,078
Avago Technologies Limited	125	1-15-2016	600	7,140
Cigna Corporation	140	1-15-2016	800	4,200
Cigna Corporation	155	1-15-2016	1,600	1,840
Hewlett-Packard Company (a)	34	11-20-2015	3,000	42
Market Vectors Semiconductor ETF (a)	55	2-19-2016	3,000	2,577
Western Digital Corporation	90	10-16-2015	4,000	1,000

Total Purchased Call Options (Cost $38,577)				19,877

Purchased Put Options : 0.43%

Apple Incorporated	120	12-18-2015	1,900	25,555
Avago Technologies Limited	125	1-15-2016	300	3,990
iShares Russell 2000 ETF	112	10-16-2015	27,600	101,292
S&P 500 Index	1,900	6-17-2016	1,700	232,050
S&P 500 Index (a)	2,050	12-19-2015	1,700	256,453

Total Purchased Put Options (Cost $323,889)				619,340

			Shares
Warrants : 0.11%

Financials : 0.11%

Banks : 0.09%

JPMorgan Chase & Company †	12-10-2017		6,317	125,771

Capital Markets : 0.02%

WL Ross Holding Corporation †	6-11-2019		40,000	32,800

Total Warrants (Cost $147,091)				158,571

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 1.32%

Consumer Discretionary : 0.85%

Media : 0.85%

Altice SA 144A	7.63%	2-15-2025	$700,000	613,375
Numericable Group SA 144A	6.00	5-15-2022	640,000	616,800

				1,230,175

Materials : 0.47%

Metals & Mining : 0.47%

Consolidated Minerals Limited 144A	8.00	5-15-2020	440,000	308,000
First Quantum Minerals Limited 144A	7.25	5-15-2022	290,000	179,800
Hudbay Minerals Incorporated	9.50	10-1-2020	245,000	195,694

				683,494

Total Yankee Corporate Bonds and Notes (Cost $2,190,384)				1,913,669

18

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Yield	Shares		Value
Short-Term Investments : 26.41%

Investment Companies : 24.56%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16%	35,717,846		$35,717,846

		Maturity date	Principal
U.S. Treasury Securities : 1.85%

U.S. Treasury Bill #(z)	0.06	12-10-2015	$1,810,000	1,810,083
U.S. Treasury Bill #(z)	0.08	3-17-2016	885,000	884,835

				2,694,918

Total Short-Term Investments (Cost $38,412,281)				38,412,764

			Shares
Securities Sold Short: (21.22%)

Common Stocks : (15.99%)

Consumer Discretionary : (0.49%)

Auto Components : (0.10%)

Autoliv Incorporated			(1,302)	(141,931)

Hotels, Restaurants & Leisure : (0.03%)

Chipotle Mexican Grill Incorporated †			(10)	(7,203)
Darden Restaurants Incorporated			(44)	(3,000)
Panera Bread Company Class A †			(39)	(7,543)
Starbucks Corporation			(116)	(6,593)
Texas Roadhouse Incorporated			(345)	(12,834)

				(37,173)

Multiline Retail : (0.17%)

Kohl’s Corporation			(2,578)	(119,387)
Target Corporation			(1,697)	(133,486)

				(252,873)

Specialty Retail : (0.03%)

L Brands Incorporated			(50)	(4,507)
Restoration Hardware Holding †			(62)	(5,785)
Staples Incorporated			(1,780)	(20,879)
The TJX Companies Incorporated			(191)	(13,641)

				(44,812)

Textiles, Apparel & Luxury Goods : (0.16%)

The Swatch Group AG			(632)	(234,390)

Consumer Staples : (0.06%)

Food & Staples Retailing : (0.06%)

The Kroger Company			(453)	(16,340)
Wal-Mart Stores Incorporated			(1,057)	(68,536)

				(84,876)

Energy : (3.57%)

Energy Equipment & Services : (1.50%)

National Oilwell Varco Incorporated			(30,851)	(1,161,540)
Schlumberger Limited			(14,694)	(1,013,445)

				(2,174,985)

19

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels : (2.07%)

Apache Corporation	(2,288)	$(89,598)
Chevron Corporation	(6,183)	(487,715)
Devon Energy Corporation	(3,375)	(125,179)
Energy Transfer Equity LP	(10,547)	(219,483)
Hess Corporation	(9,631)	(482,128)
Marathon Oil Corporation	(12,668)	(195,087)
Marathon Petroleum Corporation	(8,953)	(414,792)
Murphy Oil Corporation	(4,813)	(116,475)
Occidental Petroleum Corporation	(11,540)	(763,371)
Royal Dutch Shell plc ADR Class A	(2,591)	(122,787)

		(3,016,615)

Financials : (0.76%)

Banks : (0.14%)

Canadian Imperial Bank of Commerce	(2,885)	(207,279)

Insurance : (0.44%)

ACE Limited	(2,252)	(232,857)
Aon plc	(4,615)	(408,935)

		(641,792)

REITs : (0.18%)

Equinix Incorporated	(595)	(162,673)
HCP Incorporated	(2,449)	(91,225)
Starwood Waypoint Residential Trust	(48)	(1,144)

		(255,042)

Health Care : (2.92%)

Health Care Equipment & Supplies : (0.87%)

Baxter International Incorporated	(15,546)	(510,686)
Stryker Corporation	(6,839)	(643,550)
Varian Medical Systems Incorporated †	(1,486)	(109,637)

		(1,263,873)

Health Care Providers & Services : (2.00%)

AmerisourceBergen Corporation	(1,817)	(172,597)
Anthem Incorporated	(3,272)	(458,080)
Cardinal Health Incorporated	(8,140)	(625,315)
DaVita HealthCare Partners Incorporated †	(5,968)	(431,665)
HCA Holdings Incorporated †	(5,397)	(417,512)
UnitedHealth Group Incorporated	(6,957)	(807,082)

		(2,912,251)

Pharmaceuticals : (0.05%)

Valeant Pharmaceuticals International Incorporated †	(377)	(67,249)

Industrials : (2.69%)

Aerospace & Defense : (0.14%)

The Boeing Company	(1,557)	(203,889)

Air Freight & Logistics : (0.02%)

United Parcel Service Incorporated Class B	(366)	(36,121)

Electrical Equipment : (0.07%)

SolarCity Corporation †	(2,610)	(111,473)

Industrial Conglomerates : (0.60%)

3M Company	(3,917)	(555,313)

20

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Industrial Conglomerates (continued)

Danaher Corporation	(3,734)	$(318,174)

		(873,487)

Machinery : (1.00%)

Caterpillar Incorporated	(4,504)	(294,382)
Cummins Incorporated	(6,103)	(662,664)
Deere & Company	(366)	(27,084)
Parker-Hannifin Corporation	(4,785)	(465,581)

		(1,449,711)

Road & Rail : (0.46%)

Union Pacific Corporation	(7,514)	(664,313)

Trading Companies & Distributors : (0.40%)

Fastenal Company	(5,274)	(193,081)
W.W. Grainger Incorporated	(1,804)	(387,878)

		(580,959)

Information Technology : (4.21%)

Communications Equipment : (0.11%)

Motorola Solutions Incorporated	(2,295)	(156,932)

Electronic Equipment, Instruments & Components : (0.46%)

Corning Incorporated	(39,353)	(673,723)

Internet Software & Services : (0.27%)

LinkedIn Corporation Class A †	(2,026)	(385,203)

IT Services : (1.40%)

Accenture plc Class A	(3,212)	(315,611)
Infosys Limited ADR	(54,284)	(1,036,281)
International Business Machines Corporation	(3,917)	(567,848)
Paypal Holdings Incorporated †	(3,538)	(109,820)

		(2,029,560)

Semiconductors & Semiconductor Equipment : (0.36%)

Avago Technologies Limited	(1,652)	(206,517)
Skyworks Solutions Incorporated	(2,890)	(243,367)
SunEdison Incorporated †	(10,575)	(75,929)

		(525,813)

Software : (0.98%)

Adobe Systems Incorporated †	(6,903)	(567,565)
Check Point Software Technologies Limited †	(2,551)	(202,371)
Electronic Arts Incorporated †	(5,715)	(387,191)
SAP SE	(492)	(31,874)
Workday Incorporated Class A †	(3,501)	(241,078)

		(1,430,079)

Technology Hardware, Storage & Peripherals : (0.63%)

Apple Incorporated	(8,343)	(920,233)

Materials : (1.24%)

Chemicals : (0.71%)

Air Products & Chemicals Incorporated	(2,229)	(284,376)
LyondellBasell Industries NV Class A	(4,629)	(385,873)

21

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name		Shares	Value
Chemicals (continued)

Monsanto Company		(4,313)	$(368,071)

			(1,038,320)

Metals & Mining : (0.53%)

BHP Billiton Limited ADR		(7,766)	(245,561)
First Quantum Minerals Limited		(48,784)	(178,759)
Glencore plc		(147,587)	(204,860)
Newcrest Mining Limited †		(16,025)	(144,205)

			(773,385)

Telecommunication Services : (0.05%)

Diversified Telecommunication Services : (0.05%)

AT&T Incorporated		(2,089)	(68,060)

			(23,256,402)

Exchange-Traded Funds : (5.23%)

Consumer Discretionary Select Sector SPDR Fund ETF		(2,914)	(216,394)
Health Care Select Sector SPDR Fund ETF		(2,946)	(195,114)
Industrial Select Sector SPDR Fund ETF		(3,881)	(193,620)
iShares MSCI Brazil Capped ETF		(9,548)	(209,579)
iShares MSCI Emerging Markets ETF		(11,679)	(382,838)
iShares Nasdaq Biotechnology ETF		(776)	(235,384)
Materials Select Sector SPDR ETF		(4,805)	(191,582)
SPDR S&P 500 ETF		(28,758)	(5,510,896)
SPDR S&P Biotechnology ETF		(3,131)	(193,663)
SPDR S&P Regional Banking ETF		(5,170)	(212,901)
Technology Select Sector SPDR Fund ETF		(1,625)	(64,188)

			(7,606,159)

Total Securities Sold Short (Proceeds $(34,449,347))			(30,862,561)

Total investments in securities (excluding securities sold short) (Cost $139,792,154)*	95.20%		138,460,823

Total securities sold short	(21.22%)		(30,862,561)

Other assets and liabilities, net	26.02		37,840,567

Total net assets	100.00%		$145,438,829

(b)	All or a portion of this security is segregated as collateral for securities sold short.
†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(i)	Illiquid security
@	Foreign bond principal is denominated in the local currency of the issuer.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $142,470,126 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,235,939
Gross unrealized losses	(8,245,242)

Net unrealized losses	$(4,009,303)

22

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — September 30, 2015 (unaudited)

Abbreviations:
ADR	American depositary receipt
Ambac	Ambac Financial Group Incorporated
ETF	Exchange-traded fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
LLC	Limited liability company
LP	Limited partnership
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

23

Wells Fargo Advantage Alternative Strategies Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities, options, and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Non-listed OTC options, swaps and exotics (i.e. caps, floors, etc.) are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2015, such fair value pricing was used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Futures contracts

The Fund is subject to interest rate risk, equity price risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as the cost of the investment and subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as an unrealized gain or loss. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Total return swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain total return swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$14,727,260	$1,414,193	$0	$16,141,453
Consumer staples	4,788,264	1,336,163	0	6,124,427
Energy	5,800,384	148,591	0	5,948,975
Financials	6,840,107	1,367,565	0	8,207,672
Health care	12,331,823	1,055,988	0	13,387,811
Industrials	6,230,104	1,533,420	0	7,763,524
Information technology	10,283,264	963,016	0	11,246,280
Materials	5,306,948	371,103	0	5,678,051
Telecommunication services	1,401,292	451,609	0	1,852,901
Utilities	480,749	253,264	0	734,013
Corporate bonds and notes	0	5,017,658	0	5,017,658
Exchange-traded funds	20,574	0	0	20,574
Foreign corporate bonds and notes	0	127,104	0	127,104
Investment companies	13,339,650	0	0	13,339,650
Municipal obligations	0	658,369	0	658,369
Participation notes
Financials	0	698,200	0	698,200
Preferred stocks
Consumer discretionary	30,250	0	0	30,250
Financials	183,503	19,086	0	202,589
Industrials	0	0	48,201	48,201
Information technology	108,900	0	0	108,900
Purchased call options	0	19,877	0	19,877
Purchased put options	0	619,340	0	619,340
Warrants
Financials	0	158,571	0	158,571
Yankee corporate bonds and notes	0	1,913,669	0	1,913,669
Short-term investments
Investment companies	35,717,846	0	0	35,717,846

U.S. Treasury securities	2,694,918	0	0	2,694,918

	120,285,836	18,126,786	48,201	138,460,823

Forward foreign currency contracts	0	17,882	0	17,882
Futures contracts	407,285	0	0	407,285
Total return swap contracts	0	57,515	0	57,515

Total assets	$120,693,121	$18,202,183	$48,201	$138,943,505

Liabilities
Forward foreign currency contracts	$0	$16,392	$0	$16,392
Futures contracts	290,457	0	0	290,457
Securities sold short
Common stocks
Consumer discretionary	711,179	0	0	711,179
Consumer staples	84,876	0	0	84,876
Energy	5,191,600	0	0	5,191,600
Financials	1,104,113	0	0	1,104,113
Health care	4,243,373	0	0	4,243,373
Industrials	3,919,953	0	0	3,919,953
Information technology	6,121,543	0	0	6,121,543
Materials	1,811,705	0	0	1,811,705
Telecommunication services	68,060	0	0	68,060
Exchange-traded funds	7,606,159	0	0	7,606,159
Total return swap contracts	0	77,421	0	77,421
Written options	0	243,610	0	243,610

Total liabilities	$31,153,018	$337,423	$0	$31,490,441

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Swap contracts consists of unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $8,893,409 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

Derivative transactions

For the three months ended September 30, 2015, the Fund entered into futures contracts for speculative purposes.

At September 30, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Counterparty	Type	Contract value at September 30, 2015	Unrealized gains (losses)
10-16-2015	2 Long	Morgan Stanley	Amsterdam Index	$188,282	$(3,770)
10-16-2015	25 Long	Morgan Stanley	CAC 40 Index	1,243,526	(18,267)
10-16-2015	11 Long	Morgan Stanley	IBEX 35 Index	1,172,636	(31,181)
10-29-2015	9 Long	Morgan Stanley	Hang Seng Index	1,207,270	(24,529)
12-8-2015	46 Short	Morgan Stanley	Euro-Bund Futures	8,028,226	(112,191)
12-10-2015	28 Long	Morgan Stanley	TOPIX Index	3,294,461	(35,599)

12-10-2015	8 Short	Morgan Stanley	TOPIX Index	941,275	33,930
12-14-2015	52 Short	Morgan Stanley	British Pound FX Futures	4,911,725	75,428
12-14-2015	34 Short	Morgan Stanley	Euro FX Futures	4,751,075	25,921
12-14-2015	16 Short	Morgan Stanley	New Zealand Dollar Futures	1,017,760	(5,909)
12-14-2015	17 Short	Morgan Stanley	Norwegian Krone Futures	3,983,440	108,478
12-14-2015	1 Short	Morgan Stanley	Swedish Krona Futures	238,900	(283)
12-14-2015	10 Long	Morgan Stanley	Swiss Franc Futures	1,285,250	(4,656)
12-15-2015	23 Short	Morgan Stanley	10-Year Australian Treasury Bonds	2,089,200	(22,196)
12-15-2015	10 Long	Morgan Stanley	Canadian Futures	748,800	(531)
12-17-2015	4 Long	Morgan Stanley	S&P/TSX 60 Index	467,591	(711)
12-17-2015	3 Long	Morgan Stanley	SPI 200 Index	263,581	(4,488)
12-18-2015	9 Short	Morgan Stanley	10-Year Canadian Treasury Bonds	956,246	2,652
12-18-2015	18 Long	Morgan Stanley	DAX Index	4,857,085	(210,600)
12-18-2015	18 Short	Morgan Stanley	EURO STOXX 50 Index	621,699	16,659
12-18-2015	69 Short	Morgan Stanley	FTSE 100 Index	6,282,093	10,114
12-18-2015	5 Short	Morgan Stanley	FTSE 100 Index	455,224	3,015
12-18-2015	3 Short	Morgan Stanley	FTSE MIB Index	355,987	5,709
12-18-2015	21 Short	Morgan Stanley	MSCI EAFE Index	1,731,975	33,068
12-18-2015	4 Short	Morgan Stanley	MSCI Emerging Markets Index	158,220	2,660
12-18-2015	7 Short	Morgan Stanley	Russell 2000 Index	767,130	23,943
12-18-2015	43 Short	Morgan Stanley	S&P 500 E-Mini Index	4,103,705	74,488
12-18-2015	13 Short	Morgan Stanley	S&P 500 E-Mini Index	1,240,655	1,327
12-21-2015	104 Long	Morgan Stanley	10-Year U.S. Treasury Notes	13,388,375	89,903
12-29-2015	4 Long	Morgan Stanley	Long Gilt Bonds	720,432	6,164

As of September 30, 2015, the Fund had segregated $259,296 as cash collateral for open futures contracts.

During the three months ended September 30, 2015, the Fund entered into forward foreign currency contracts for economic speculative purposes. At September 30, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at September 30, 2015	In exchange for U.S. $	Unrealized gains (losses)
12-16-2015	HSBC Bank	6,516,000 JPY	$54,384	$54,639	$(255)
12-16-2015	Morgan Stanley	15,378 GBP	23,256	23,568	(312)
12-16-2015	Morgan Stanley	3,881 GBP	5,869	6,009	(140)
12-16-2015	National Australia Bank Limited	6,515,000 JPY	54,376	54,629	(253)
12-18-2015	Morgan Stanley	15,000 EUR	16,785	17,386	(601)
12-18-2015	Morgan Stanley	31,000 EUR	34,685	35,281	(596)
12-18-2015	Morgan Stanley	43,000 EUR	48,111	48,010	101
12-18-2015	Morgan Stanley	92,000 EUR	102,936	102,982	(46)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at September 30, 2015	In exchange for U.S. $	Unrealized gains (losses)
10-29-2015	Morgan Stanley	125,000 EUR	$139,731	$139,925	$194
12-16-2015	Citibank	2,355,000 JPY	19,655	19,619	(36)
12-16-2015	HSBC Bank	214,238,000 JPY	1,788,091	1,778,950	(9,141)
12-16-2015	HSBC Bank	5,000 GBP	7,561	7,584	23
12-16-2015	JPMorgan	13,000 GBP	19,660	19,962	302
12-16-2015	JPMorgan	5,193,000 JPY	43,342	43,283	(59)
12-16-2015	Morgan Stanley	17,964 EUR	20,099	20,179	80
12-16-2015	Morgan Stanley	176,875 EUR	197,892	200,318	2,426
12-16-2015	Morgan Stanley	26,170 GBP	39,576	40,370	794

12-16-2015	Morgan Stanley	36,312 EUR	40,626	40,647	21
12-16-2015	Morgan Stanley	505,652 CHF	520,248	523,963	3,715
12-16-2015	Morgan Stanley	67,746 CHF	69,701	69,584	(117)
12-16-2015	Morgan Stanley	68,274 CHF	70,245	69,819	(426)
12-16-2015	UBS AG	785,000 EUR	878,275	886,940	8,665
12-18-2015	Morgan Stanley	101,000 CHF	103,925	103,874	(51)
12-18-2015	Morgan Stanley	18,000 EUR	20,140	20,428	288
12-18-2015	Morgan Stanley	21,000 CHF	21,608	22,201	593
12-18-2015	Morgan Stanley	28,000 EUR	31,328	31,508	180
12-18-2015	Morgan Stanley	50,000 EUR	55,944	56,274	330
12-18-2015	Morgan Stanley	50,000 EUR	55,943	55,969	26
12-18-2015	Morgan Stanley	540,000 EUR	604,191	599,832	(4,359)
12-18-2015	Morgan Stanley	8,000 EUR	8,951	9,095	144

During the three months ended September 30, 2015, the Fund entered into written options for speculative purposes. Open put options written at September 30, 2015 were as follows for the Fund:

Expiration date	Counterparty	Description	Number of contracts	Call/Put	Strike price	Value
12-19-2015	Morgan Stanley	S&P 500 Index	17	Put	$1,900	$(124,100)
6-17-2016	Morgan Stanley	S&P 500 Index	17	Put	1,700	(119,510)

As of September 30, 2015, the Fund had segregated $401,471 as cash collateral for written options.

During the three months ended September 30, 2015, the Fund entered into total return swap contracts for speculative purposes. At September 30, 2015, the Fund had the following total return swap contracts outstanding:

Expiration	Notional amount	Counterparty	Swap description	Unrealized gains (losses)
3-9-2016	$17,929	Morgan Stanley	In an agreement dated 2-9-2015, the Fund makes monthly payments of 1 Month EUR LIBOR +60 basis points. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Ryanair Holdings plc.	$4,544

7-6-2016	3,388	Morgan Stanley	In an agreement dated 6-4-2015, the Fund makes monthly payments of 1 Month GBP LIBOR. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Vodaphone Group plc.	(184)

10-20-2016	41,426	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR +50. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Ally Financial Incorporated.	(2,358)

10-20-2016	278,098	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR +50. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Brookdale Senior Living Incorporated.	(74,879)

10-20-2016	119,199	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR +50. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Comcast Corporation Class A.	14,583

3-2-2017	(119,707)	Morgan Stanley	In an agreement dated 3-2-2015, the Fund receives monthly payments of Federal Funds Effective Rate US +130 basis points. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity MTN Group Limited.	26,938

9-20-2017	(129,789)	Morgan Stanley	In an agreement dated 9-16-2015, the Fund receives monthly payments of Federal Funds	11,450

Effective Rate US +50 basis points. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Repsol YPF SA.

As of September 30, 2015, the Fund had segregated $179,055 as cash collateral for outstanding swap transactions.

Wells Fargo Advantage Global Long/Short Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 61.98%

Brazil : 0.04%

Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	1,386	$4,006

Canada : 2.08%

Cameco Corporation (Energy, Oil, Gas & Consumable Fuels)	7,366	89,644
Lundin Mining Corporation (Materials, Metals & Mining)†	10,438	29,488
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	499	89,012

		208,144

China : 3.87%

Biostime International Holdings Limited (Consumer Staples, Food Products)	32,000	61,616
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	80,000	100,405
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	163,000	94,166
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Pharmaceuticals)	26,700	55,961
YY Incorporated (Information Technology, Internet Software & Services)†	1,377	75,102

		387,250

France : 2.70%

Compagnie de Saint-Gobain SA (Industrials, Building Products)	6,224	270,124

Germany : 6.17%

Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	449	50,486
Metro AG (Consumer Staples, Food & Staples Retailing)	4,629	128,075
Rheinmetall AG (Industrials, Industrial Conglomerates)	4,356	267,845
Siemens AG (Industrials, Industrial Conglomerates)	1,913	170,901

		617,307

Hong Kong : 3.30%

China Everbright Limited (Financials, Capital Markets)	82,000	188,329
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	8,000	95,758
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	102,000	45,793

		329,880

Ireland : 1.30%

Endo International plc (Health Care, Pharmaceuticals)†(b)	1,228	85,076
King Digital Entertainment plc (Information Technology, Software)	3,355	45,427

		130,503

Italy : 4.37%

Anima Holding SpA (Financials, Capital Markets)	6,061	53,028
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	10,356	162,903
Intesa Sanpaolo SpA (Financials, Banks)	22,014	77,769
Prysmian SpA (Industrials, Electrical Equipment)	6,920	143,032

		436,732

Japan : 16.67%

Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	9,000	145,407
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)(b)	4,000	99,163
Daiwa Securities Group Incorporated (Financials, Capital Markets)	28,000	181,174
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)(b)	41,000	206,887
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)(b)	59,000	356,492
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)(b)	7,000	191,880
Nomura Holdings Incorporated (Financials, Capital Markets)(b)	42,100	244,364
Toyota Motor Corporation (Consumer Discretionary, Automobiles)(b)	1,600	93,677

1

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Global Long/Short Fund

Security name			Shares	Value
Japan (continued)

West Holdings Corporation (Consumer Discretionary, Household Durables)			10,200	$52,764
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)(b)			9,400	95,926

				1,667,734

Netherlands : 2.02%

Akzo Nobel NV (Materials, Chemicals)(b)			3,112	202,402

South Korea : 0.99%

Hana Financial Group Incorporated (Financials, Banks)			4,449	99,401

Switzerland : 2.38%

ABB Limited (Industrials, Electrical Equipment)			4,672	82,678
UBS Group AG (Financials, Capital Markets)			3,309	61,177
Zurich Insurance Group AG (Financials, Insurance)			382	93,783

				237,638

United Kingdom : 6.27%

Capita plc (Industrials, Professional Services)			5,367	97,475
Man Group plc (Financials, Capital Markets)			66,334	153,978
Smiths Group plc (Industrials, Industrial Conglomerates)			5,567	84,823
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			70,899	223,621
Wolseley plc (Industrials, Trading Companies & Distributors)(b)			1,155	67,561

				627,458

United States : 9.82%

Agilent Technologies Incorporated (Health Care, Life Sciences Tools & Services)(b)			1,574	54,035
Alphabet Incorporated Class C (Information Technology, Internet Software & Services)†			339	206,254
American International Group Incorporated (Financials, Insurance)(b)			3,278	186,256
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)(b)			3,364	97,321
Invesco Limited (Financials, Capital Markets)			5,855	182,852
KKR & Company LP (Financials, Capital Markets)(b)			4,417	74,117
Merck & Company Incorporated (Health Care, Pharmaceuticals)(b)			1,087	53,687
QUALCOMM Incorporated (Information Technology, Communications Equipment)(b)			2,387	128,254

				982,776

Total Common Stocks (Cost $6,793,083)				6,201,355

		Expiration date
Participation Notes : 0.63%

China : 0.63%

HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†		9-2-2020	2,090	62,579

Total Participation Notes (Cost $53,236)				62,579

	Strike price		Contracts
Purchased Put Options : 0.23%

S&P 500 Index	180 USD	12-19-2015	5,500	23,320

Total Purchased Put Options (Cost $29,525)				23,320

2

Wells Fargo Advantage Global Long/Short Fund	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Yield	Shares	Value
Short-Term Investments : 34.84%

Investment Companies : 34.84%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16%	3,485,202	$3,485,202

Total Short-Term Investments (Cost $3,485,202)			3,485,202

Securities Sold Short : (21.89%)

Common Stocks : (11.47%)

France : (1.66%)

Peugeot SA (Consumer Discretionary, Automobiles)		(10,936)	(165,708)

Japan : (2.92%)

Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)		(1,200)	(18,005)
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)		(750)	(55,337)
Marubeni Corporation (Industrials, Industrial Conglomerates)		(18,200)	(89,169)
McDonalds Holdings Company (Consumer Discretionary, Hotels, Restaurants & Leisure)		(3,900)	(87,538)
Odakyu Electric Railway Company (Industrials, Road & Rail)		(2,000)	(18,011)
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)		(3,000)	(24,240)

			(292,300)

Netherlands : (0.98%)

Unilever NV (Consumer Staples, Household Products)		(2,448)	(98,128)

Philippines : (0.27%)

Philippine Long Distance Telephone Company SP ADR (Telecommunication Services, Diversified Telecommunication Services)		(580)	(26,773)

Sweden : (1.10%)

Electrolux AB Series B (Consumer Discretionary, Household Durables)		(3,891)	(109,947)

Switzerland : (2.29%)

Nestle SA (Consumer Staples, Food Products)		(1,986)	(149,358)
Schindler Holding AG (Industrials, Machinery)		(553)	(79,437)

			(228,795)

Thailand : (0.21%)

Charoen Pokphand Foods PCL (Consumer Staples, Food & Staples Retailing)		(37,300)	(21,273)

United States : (2.05%)

Blackrock Incorporated (Financials, Diversified Financial Services)		(275)	(81,804)
Eaton Vance Corporation (Financials, Diversified Financial Services)		(1,018)	(34,022)
Franklin Resources Incorporated (Financials, Capital Markets)		(260)	(9,688)
Wisdomtree Investments Incorporated (Financials, Diversified Financial Services)		(4,911)	(79,214)

			(204,728)

Common Stocks - Securities Sold Short (Cost $(1,224,257))			(1,147,652)

Exchange-Traded Funds : (10.42%)

United States : (10.42%)

iShares Europe ETF		(1,470)	(58,506)
iShares MSCI Canada ETF		(5,945)	(136,735)
iShares MSCI EAFE ETF		(6,562)	(376,134)
iShares MSCI EMU ETF		(2,850)	(97,869)

3

Portfolio of investments — September 30, 2015 (unaudited)	Wells Fargo Advantage Global Long/Short Fund

Security name		Shares	Value
United States (continued)
iShares MSCI Philippines ETF		(1,178)	(40,511)
iShares MSCI Singapore ETF		(2,657)	$(27,022)
iShares MSCI Switzerland Capped ETF		(3,633)	(111,133)
iShares MSCI Thailand Capped ETF		(973)	(60,579)
Wisdomtree Japan Hedged Equity ETF		(2,762)	(134,399)

			(1,042,888)

Total Securities Sold Short (Proceeds $(2,408,659))			(2,190,540)

Total investments in securities (Cost $10,361,046)*	97.68%		9,772,456
Total securities sold short	(21.89%)		(2,190,540)
Other assets and liabilities, net	24.22		2,422,924

Total net assets	100.00%		$10,004,840

†	Non-income-earning security
(b)	All or a portion of this security is segregated as collateral for securities sold short.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $10,379,038 and unrealized gains (losses) consists of:

Gross unrealized gains	$311,787
Gross unrealized losses	(918,369)

Net unrealized losses	(606,582)

Abbreviations:
ADR	American depositary receipt
ETF	Exchange-traded fund
LP	Limited partnership
PCL	Public Company Limited
plc	Public limited company

4

Wells Fargo Advantage Global Long-Short Fund (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Non-listed OTC options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as the cost of the investment and subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as an unrealized gain or loss. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$4,006	$0	$0	$4,006
Canada	208,144	0	0	208,144
China	0	387,250	0	387,250
France	0	270,124	0	270,124
Germany	0	617,307	0	617,307
Hong Kong	0	329,880	0	329,880
Ireland	130,503	0	0	130,503
Italy	0	436,732	0	436,732
Japan	0	1,667,734	0	1,667,734
Netherlands	0	202,402	0	202,402
South Korea	0	99,401	0	99,401
Switzerland	0	237,638	0	237,638
United Kingdom	0	627,458	0	627,458
United States	982,776	0	0	982,776
Participation notes
China	0	62,579	0	62,579

Purchased put options	0	23,320	0	23,320

Short-term investments
Investment companies	3,485,202	0	0	3,485,202

	4,810,631	4,961,825	0	9,772,456
Forward foreign currency contracts	0	32,914	0	32,914

Total assets	$4,810,631	$4,994,739	$0	$9,805,370

Liabilities
Securities sold short
France	165,708	0	0	165,708
Japan	292,300	0	0	292,300
Netherlands	98,128	0	0	98,128
Philippines	26,773	0	0	26,773
Sweden	109,947	0	0	109,947
Switzerland	228,795	0	0	228,795
Thailand	21,273	0	0	21,273
United States	204,728	0	0	204,728
Exchange-traded funds
United States	1,042,888	0	0	1,042,888

Forward foreign currency contracts	0	2,826	0	2,826

Written options	0	4,447	0	4,447

Total liabilities	$2,190,540	$7,273	$0	$2,197,813

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $4,800,824 were transferred from Level 1 to Level 2. The Fund did not have any transfers into/out of Level 3.

Derivative transactions

During the three months ended September 30, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes. At September 30, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at September 30, 2015	In exchange for U.S. $	Unrealized gains (losses)
11-27-2015	Morgan Stanley	26,481,000 JPY	$220,889	$220,341	$548
11-27-2015	Morgan Stanley	497,000 EUR	555,834	558,660	(2,826)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at September 30, 2015	In exchange for U.S. $	Unrealized gains
11-27-2015	Morgan Stanley	392,000 EUR	$438,404	$444,001	$5,597
11-27-2015	Morgan Stanley	79,813,000 JPY	665,752	669,624	3,872
11-27-2015	Morgan Stanley	689,600 EUR	771,233	794,130	22,897

During the three months ended September 30, 2015, the Fund entered into written options for economic hedging purposes. Open call options written at September 30, 2015 were as follow for the Fund:

Expiration date	Counterparty		Number of contracts	Strike price	Value
12-18-2015	Morgan Stanley	RHEINMETALL AG	20	60 EUR	$(4,447)

As of September 30, 2015, the Fund had segregated $18,926 as cash collateral for written options.

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.79%

Alabama : 1.00%

Alabama State University General Tuition and Fee Revenue Bonds (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,500,000	$1,500,975
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	1,350,000	842,171
Jefferson County AL Warrants Series A (GO Revenue)	4.90	4-1-2021	785,000	837,940

				3,181,086

Arizona : 2.95%

Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	550,000	585,189
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.00	7-1-2032	500,000	526,215
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project (Education Revenue)	6.25	7-1-2032	325,000	346,063
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	1,000,000	984,440
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	6.75	12-15-2033	1,120,000	1,254,926
Pima County AZ IDA Refunding Bond Facility Desert Heights Charter (Education Revenue)	7.00	5-1-2034	1,000,000	1,037,080
Salt Verde AZ Financial Corporation (Utilities Revenue, Citibank NA Guaranty Agreement)	5.00	12-1-2032	2,055,000	2,300,182
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2038	1,200,000	1,349,076
Verrado AZ Community Facilities District #1 (GO Revenue) 144A	5.00	7-15-2022	500,000	537,140
Yavapai County AZ IDA Business & Equine Center Project (Education Revenue)	4.63	3-1-2022	445,000	471,580

				9,391,891

California : 4.48%

Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	1,000,000	1,118,910
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,156,280
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue)	5.00	1-1-2022	250,000	250,828
California Pollution Control Financing Authority Water Furnishing Revenue Bonds Poseidon Resources LP Desalination Project (Water & Sewer Revenue) 144A	5.00	7-1-2027	1,000,000	1,029,360
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	293,510
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	4.75	10-1-2024	425,000	436,913
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.63	10-1-2034	575,000	586,178
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	118,049
California Various Purposes (GO Revenue)	6.00	4-1-2038	200,000	233,208
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2029	500,000	271,225
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	130,000	80,062
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	70,000	35,994
Golden State Tobacco Securitization California Tobacco Settlement CAB Series A (Tobacco Revenue, Ambac Insured) ¤	0.00	6-1-2024	4,985,000	3,936,206
Hawthorne CA School District CAB Series C (GO Revenue, National Insured) ¤	0.00	11-1-2025	100,000	70,997
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	150,000	152,738
Los Angeles CA DW&P Series A (Water & Sewer Revenue)	5.00	7-1-2039	500,000	570,670

1

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
California (continued)

Palo Alto CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	4.00%	9-2-2020	$240,000	$262,378
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2024	450,000	540,594
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	150,000	175,248
San Diego CA Public Financing Authority Capital Improvement Project Series B (Miscellaneous Revenue)	5.00	10-15-2029	500,000	575,375
Stockton CA Unified School District (Miscellaneous Revenue, Ambac Insured)	5.00	2-1-2016	100,000	101,434
University of California General Revenue Bonds Series AI (Education Revenue)	5.00	5-15-2038	1,000,000	1,134,650
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	1,000,000	1,145,700

				14,276,507

Colorado : 1.13%

Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	200,000	225,464
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	250,000	284,683
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.63	12-1-2040	260,000	294,949
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	500,000	571,445
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	1,000,000	1,062,430
Colorado Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	1,000,000	1,155,700

				3,594,671

Delaware : 0.47%

Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	1,500,000	1,483,200

District of Columbia : 0.29%

District of Columbia Association of American Medical Colleges Issue Series A (Miscellaneous Revenue)	5.00	10-1-2024	270,000	322,626
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	70,000	77,862
District of Columbia Friendship Charter School Project Series A (Education Revenue)	2.25	6-1-2016	520,000	519,750

				920,238

Florida : 2.98%

CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	500,000	556,730
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2026	250,000	280,113
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	1,000,000	1,156,350
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	250,218
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,498,930
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	1,000,000	1,213,620
Miami-Dade County FL IDA (Education Revenue) 144A	5.75	9-15-2035	1,500,000	1,477,215

2

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida (continued)

Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50%	10-1-2024	$1,000,000	$1,057,000

				9,490,176

Georgia : 0.25%

Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Industrial Development Revenue, Ambac Insured)	5.00	1-1-2027	50,000	54,682
Washington GA Wilkes Payroll Development Authority Subseries C (Health Revenue) ¤	0.00	12-1-2021	815,000	734,095

				788,777

Guam : 1.06%

Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	365,000	401,296
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,109,250
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	75,000	83,612
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2021	550,000	633,116
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	500,000	581,060
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	581,155

				3,389,489

Idaho : 0.28%

Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	100,000	117,242
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	500,000	513,950
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	250,000	258,933

				890,125

Illinois : 23.19%

Bureau County IL Township High School District #502 Series A (GO Revenue, Build America Mutual Assurance Company Insured)	6.25	12-1-2033	750,000	907,260
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	4,380,000	3,239,185
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2022	3,250,000	2,278,803
Chicago IL Board of Education CAB Series A (GO Revenue, AGM Insured)	5.00	12-1-2042	725,000	604,708
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Miscellaneous Revenue, National Insured)	6.00	1-1-2020	250,000	270,845
Chicago IL Board of Education Refunding Bond Series A (GO Revenue) ±	4.02	3-1-2032	3,000,000	2,970,000
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2017	250,000	259,158
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2021	2,555,000	2,687,988
Chicago IL Board of Education Series C (GO Revenue)	5.25	12-1-2025	1,000,000	936,200
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2022	375,000	382,230
Chicago IL Capital Appreciation Series A (GO Revenue, National Insured) ±	5.59	1-1-2023	950,000	967,081
Chicago IL City Colleges Capital Improvement Project CAB (GO Revenue, National Insured) ¤	0.00	1-1-2031	800,000	332,000
Chicago IL Emergency Telephone System Project (GO Revenue, National Insured)	5.50	1-1-2023	555,000	598,229

3

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)

Chicago IL Library Project Series D (GO Revenue)	5.00%	1-1-2021	$440,000	$446,956
Chicago IL Modern Schools Across Chicago Program Series A (GO Revenue)	4.00	12-1-2018	445,000	439,638
Chicago IL Motor Fuel Tax Revenue (Tax Revenue)	5.00	1-1-2019	250,000	264,738
Chicago IL O’Hare International Airport (Airport Revenue)	5.00	1-1-2035	2,350,000	2,493,773
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	1,000,000	1,089,620
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	1,500,000	1,682,790
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	1,000,000	1,128,940
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2030	2,250,000	2,313,630
Chicago IL Sales Tax Revenue (Tax Revenue)	5.00	1-1-2031	3,500,000	3,583,090
Chicago IL Sales Tax Revenue (Tax Revenue)	5.00	1-1-2033	2,785,000	2,836,439
Chicago IL Series A (GO Revenue)	4.00	1-1-2020	440,000	428,556
Chicago IL Series A (GO Revenue, Ambac Insured)	5.00	1-1-2026	930,000	934,073
Chicago IL Series A (GO Revenue)	5.25	1-1-2021	570,000	579,388
Chicago IL Series A (GO Revenue)	5.25	1-1-2026	550,000	551,804
Chicago IL Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	1,500,000	1,520,535
Chicago IL Series B (GO Revenue, AGM Insured)	5.00	1-1-2018	735,000	740,784
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	1,300,000	1,304,550
Chicago IL Series C (GO Revenue) ¤	0.00	1-1-2021	610,000	448,991
Chicago IL Series C (GO Revenue)	4.00	1-1-2021	750,000	722,723
Chicago IL Series C (GO Revenue, National Insured)	5.00	1-1-2029	1,000,000	1,013,100
Chicago IL Wastewater Second Lien Transmission (Water & Sewer Revenue)	5.00	1-1-2027	1,000,000	1,053,650
Chicago IL Water Revenue (Water & Sewer Revenue)	4.00	11-1-2020	550,000	580,344
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	1,000,000	1,054,200
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2031	1,000,000	1,048,560
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00	12-1-2025	1,000,000	640,280
Cook County IL School District #159 CAB (GO Revenue, AGM Insured) ¤	0.00	12-1-2023	615,000	437,868
Cook County IL Series A (GO Revenue)	5.00	11-15-2020	600,000	652,992
Illinois (GO Revenue, AGM Insured)	5.00	1-1-2023	300,000	320,313
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	1,130,000	1,236,344
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	1,250,000	1,373,850
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	1,000,000	1,056,050
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	200,000	218,676
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	40,000	40,261
Illinois Finance Authority Rogers Park Montessori School (Miscellaneous Revenue)	5.00	2-1-2024	525,000	539,007
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	552,450
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	6.00	3-1-2038	400,000	445,236
Illinois Series A (Tax Revenue)	5.00	6-1-2019	465,000	501,093
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	1,905,000	2,102,377
Illinois Series A (Tax Revenue)	5.00	1-1-2027	2,000,000	2,092,660
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.00	6-15-2028	1,500,000	1,660,875
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2031	2,500,000	2,774,300
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2023	2,000,000	1,473,220
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	350,000	362,387
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,000,000	1,092,420
Kane Cook & DuPage Counties IL Series A (GO Revenue)	5.00	1-1-2034	1,000,000	1,103,640
Kane Cook & DuPage Counties IL Series D (GO Revenue)	5.00	1-1-2034	1,700,000	1,876,188
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	75,000	69,819
Metropolitan Pier & Exposition Authority Illinois (Tax Revenue, National Insured) ¤	0.00	6-15-2030	5,100,000	2,642,769

4

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority Illinois CAB FSA (Tax Revenue, AGM/MBIA Insured) ¤	0.00%	12-15-2029	$5,000,000	$2,701,550
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13	8-15-2023	420,000	375,967
Village Bolingbrook IL (GO Revenue, AGM Insured)	5.00	1-1-2031	500,000	556,725
Will County IL School District #14 Prerefunded CAB School Series (GO Revenue, National Insured) ¤	0.00	12-1-2017	145,000	142,141
Will County IL School District #14 Prerefunded CAB School Series (GO Revenue, National Insured) ¤	0.00	12-1-2017	110,000	104,500

				73,840,517

Indiana : 2.45%

Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	1,000,000	1,092,970
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	1,000,000	1,065,350
Indiana Finance Authority Series M (Miscellaneous Revenue)	5.00	7-1-2029	605,000	690,553
Indiana Finance Authority Wastewater Utility Project Series A (Water & Sewer Revenue)	5.25	10-1-2031	1,310,000	1,529,320
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.79	11-15-2031	150,000	150,744
Indianapolis IN Local Public Improvement (Miscellaneous Revenue)	5.00	1-1-2035	2,675,000	3,110,704
Jasper County IN PCR Northern Series B (Industrial Development Revenue, National Insured)	5.60	11-1-2016	155,000	162,335

				7,801,976

Iowa : 0.22%

Coralville IA Certificate of Participation (Miscellaneous Revenue)	5.25	6-1-2022	700,000	703,423

Kansas : 1.77%

Wyandotte County KS Kansas City Sales Tax Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	19,680,000	5,625,331

Kentucky : 0.22%

Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	705,656

Louisiana : 3.15%

Louisiana Series A (GO Revenue)	5.00	8-1-2026	1,000,000	1,168,890
New Orleans LA Aviation Board AMT Series B (Airport Revenue)	5.00	1-1-2031	1,500,000	1,667,685
New Orleans LA Aviation Board AMT Series B (Airport Revenue, AGM Insured)	5.00	1-1-2032	1,000,000	1,118,470
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	565,265
Shreveport LA Water & Sewer Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2018	3,000,000	3,237,990
Shreveport LA Water & Sewer Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2019	2,000,000	2,277,200

				10,035,500

Maine : 0.12%

Portland ME General Airport (Airport Revenue)	5.00	7-1-2022	150,000	172,713
Portland ME General Airport (Airport Revenue)	5.00	7-1-2023	175,000	201,199

				373,912

5

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Maryland : 0.04%

Maryland Health & Higher Education Washington County Hospital Project (Health Revenue)	5.00%	1-1-2019	$125,000	$136,608

Massachusetts : 0.04%

Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	100,000	124,522

Michigan : 5.27%

Detroit MI Distributable State Aid Project (GO Revenue)	4.25	11-1-2021	770,000	831,408
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	715,000	820,956
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	4,000,000	4,382,440
Michigan Finance Authority Local Government Loan Program Series D4 (Water & Sewer Revenue)	5.00	7-1-2029	1,000,000	1,100,320
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	50,000	49,611
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2015	50,000	50,136
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue) (s)	8.00	9-1-2021	145,000	94,238
Michigan Public Educational Facilities Authority Landmark Academy (Education Revenue)	6.00	6-1-2020	480,000	494,894
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	3,500,000	3,548,230
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	500,000	499,935
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2020	785,000	787,182
Taylor MI Tax Increment Refunding Bond Series B (Tax Revenue, AGM Insured)	4.00	5-1-2021	870,000	872,271
Wayne County MI Airport Revenue Series A (Airport Revenue, AGM Insured)	4.00	12-1-2020	1,715,000	1,881,269
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	935,000	905,361
Western Michigan University (Education Revenue)	5.25	11-15-2031	400,000	462,580

				16,780,831

Mississippi : 0.35%

Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	1,000,000	1,128,110

Missouri : 0.36%

Raymore MO Tax Increment Refunding & Improvement Revenue Bonds Raymore Galleria Project Series A (Tax Revenue)	3.00	5-1-2017	370,000	373,948
Raymore MO Tax Increment Refunding & Improvement Revenue Bonds Raymore Galleria Project Series A (Tax Revenue)	4.00	5-1-2020	750,000	767,888

				1,141,836

New Hampshire : 0.98%

New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2026	1,000,000	1,176,410
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A (Water & Sewer Revenue)	5.00	1-1-2028	1,690,000	1,947,962

				3,124,372

New Jersey : 6.56%

Bayonne NJ School (GO Revenue, AGM Insured)	5.00	7-15-2021	1,300,000	1,506,297
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	1,490,000	1,662,438

6

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey (continued)

New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25%	7-1-2026	$250,000	$290,740
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	6-15-2020	285,000	304,856
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.62	3-1-2028	1,000,000	885,290
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2027	3,150,000	3,276,252
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2028	5,000,000	5,155,050
New Jersey EDA School Facilities Drew University Series C (Education Revenue, National Insured)	5.25	7-1-2020	2,060,000	2,341,520
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	2,500,000	1,016,500
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2020	1,500,000	1,604,505
New Jersey TTFA Series B (Miscellaneous Revenue)	5.50	6-15-2031	250,000	264,118
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2025	2,355,000	2,574,415

				20,881,981

New Mexico : 0.79%

New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	0.88	11-1-2039	2,500,000	2,499,325

New York : 10.65%

Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	500,000	561,415
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2031	5,000,000	5,961,450
Metropolitan Transportation Authority New York Series D-1 (Transportation Revenue)	5.25	11-15-2044	5,000,000	5,716,600
Monroe County NY Industrial Development Agency Refunding Bond Monroe Community College Association (Education Revenue, AGM Insured)	5.00	1-15-2038	500,000	552,035
Nassau County NY Series F (GO Revenue)	5.00	10-1-2020	150,000	170,009
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	500,000	558,525
New York Local Government Assistance Corporation Series A-11V (Tax Revenue, AGM Insured) ±(n)(m)	0.14	4-1-2017	125,000	124,531
New York NY Housing Development Corporation 8 Spruce Street Class E (Housing Revenue)	3.50	2-15-2048	2,000,000	2,073,340
New York NY IDA John F. Kennedy International Airport Project Series B (Industrial Development Revenue) ±	2.00	8-1-2028	1,000,000	1,001,510
New York NY Series F-1 (GO Revenue)	5.00	3-1-2032	1,000,000	1,144,280
New York NY Transitional Finance Authority Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.30	11-1-2022	8,045,000	8,045,000
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	3,495,000	3,491,051
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	4.63	7-1-2022	700,000	743,897
Onondaga NY Civic Development Corporation St. Joseph’s Hospital Health Center Project Series A (Health Revenue)	5.00	7-1-2019	750,000	811,418
Oyster Bay NY Public Improvement (GO Revenue)	3.00	8-15-2019	875,000	895,816
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2024	500,000	570,535
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	1,000,000	1,070,530
Western Nassau County NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2025	340,000	412,631

				33,904,573

Ohio : 5.02%

Lancaster OH Port Authority Gas Supply (Utilities Revenue) ±	0.85	5-1-2038	5,000,000	5,004,950

7

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio (continued)

Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00%	11-1-2028	$620,000	$666,072
Ohio Enterprise Bond Toledo Series 2A (Industrial Development Revenue)	5.50	12-1-2019	160,000	174,542
Ohio Private Activity Revenue AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2035	2,000,000	2,181,980
Ohio Private Activity Revenue Series A (Industrial Development Revenue, AGM Insured)	5.00	12-31-2029	1,630,000	1,831,843
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	6,000,000	6,117,660

				15,977,047

Oregon : 0.26%

Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	500,000	616,445
Oregon Facilities Authority Southern Oregon University Project (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	199,338

				815,783

Pennsylvania : 8.63%

Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	600,000	630,066
Allegheny County PA Series C-72 (GO Revenue)	5.25	12-1-2032	1,000,000	1,150,180
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.52	11-1-2039	2,000,000	2,017,780
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	325,000	342,891
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	50,000	50,173
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	1,400,000	1,657,684
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2021	660,000	726,310
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University (Education Revenue)	5.00	7-1-2023	760,000	841,130
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2034	1,000,000	1,071,260
Pennsylvania Turnpike Commission Sub Series E (Transportation Revenue) ¤	0.00	12-1-2038	1,000,000	1,103,370
Philadelphia PA Airport Revenue Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2037	2,000,000	2,074,180
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,113,560
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	295,000	311,175
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	4.00	4-1-2017	165,000	166,077
Philadelphia PA IDA Discovery Charter School Project (Education Revenue)	5.00	4-1-2022	450,000	471,083
Philadelphia PA IDA Mariana Bracetti Academy Project (Education Revenue)	6.25	12-15-2021	255,000	272,791
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	285,000	308,313
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2025	1,905,000	2,260,854
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2033	1,000,000	1,142,740
Philadelphia PA Water & Sewer Series B (Water & Sewer Revenue)	5.00	7-1-2032	1,145,000	1,315,410
Reading PA Water Authority (Water & Sewer Revenue)	5.25	12-1-2036	1,250,000	1,394,600
York County PA IDA Philadelphia Electric Company Project Series A (Industrial Development Revenue) ±	2.55	6-1-2036	7,000,000	7,039,200

				27,460,827

8

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Puerto Rico : 0.31%

Puerto Rico Government Development Bank Series 1985 (Miscellaneous Revenue, National Insured)	4.75%	12-1-2015	$1,000,000	$1,002,210

South Carolina : 0.42%

Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	240,000	241,932
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,087,440

				1,329,372

Tennessee : 0.81%

Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	150,000	165,599
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2021	1,000,000	1,140,380
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,100,000	1,274,504

				2,580,483

Texas : 7.51%

Arlington TX Higher Education Finance Corporation Universal Academy Project Series A (Education Revenue)	7.13	3-1-2044	1,250,000	1,323,188
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	2,500,000	2,723,375
Clifton TX Higher Education Financial Corporation Series A (Education Revenue)	5.50	8-15-2035	2,000,000	2,044,200
Clifton TX Higher Educational Finance Corporation Series A (Education Revenue)	5.75	8-15-2038	1,000,000	1,031,850
Clifton TX Higher Educational Finance Corporation Uplift Education Project Series A (Education Revenue)	3.10	12-1-2022	2,100,000	2,056,215
Houston TX Airport System Revenue AMT Series B2 (Airport Revenue)	5.00	7-15-2020	650,000	695,897
Houston TX Higher Education Financial Corporation Series A (Education Revenue)	4.00	2-15-2022	200,000	209,156
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	110,000	114,670
North Texas Tollway Authority System Series B (Transportation Revenue)	5.00	1-1-2026	350,000	391,346
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	8-1-2044	2,000,000	2,030,620
Port Houston TX Authority Series D-1 (GO Revenue)	5.00	10-1-2035	2,190,000	2,538,320
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	1,000,000	1,131,510
Texas Municipal Gas Acquisition & Supply Corporation Sub Lien Series C (Utilities Revenue) ±	1.68	12-15-2026	6,000,000	5,298,900
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2032	225,000	273,503
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2033	50,000	60,754
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	1,300,000	1,614,015
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	330,000	372,567

				23,910,086

Utah : 0.05%

Spanish Fork City UT Charter School American Leadership Academy (Education Revenue) 144A	5.55	11-15-2021	150,000	152,294

9

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Vermont : 1.62%

Burlington VT Airport (Airport Revenue, AGM Insured)		5.00%	7-1-2018	$280,000	$306,166
Burlington VT Airport (Airport Revenue, AGM Insured)		5.00	7-1-2019	100,000	111,482
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±		3.33	12-3-2035	500,000	499,990
Vermont Student Assistance Corporation Education Loan Revenue Series Class B (Education Revenue) ±		1.20	6-2-2042	4,209,914	4,244,814

					5,162,452

Washington : 0.62%

Washington Energy Northwest Wind Project (Utilities Revenue, Ambac Insured)		5.00	7-1-2026	500,000	517,730
Washington HCFR Catholic Health Series A (Health Revenue)		5.00	1-1-2029	1,300,000	1,459,859

					1,977,589

Wisconsin : 1.49%

Wisconsin PFA Carolina International School Series A (Education Revenue) 144A		7.20	8-1-2048	1,000,000	1,128,910
Wisconsin PFA Pine Lake Preparatory (Education Revenue) 144A		4.95	3-1-2030	1,270,000	1,277,557
Wisconsin PFA Research Triangle High School Project Series 2015-A (Education Revenue) 144A		5.63	7-1-2045	840,000	827,392
Wisconsin PFA Research Triangle High School Project Series A (Education Revenue) 144A		4.38	7-1-2025	535,000	534,968
Wisconsin PFA Research Triangle High School Project Series A (Education Revenue) 144A		5.38	7-1-2035	1,000,000	986,740

					4,755,567

Total Municipal Obligations (Cost $304,882,171)					311,338,343

Short-Term Investments : 1.32%

		Yield
Investment Companies : 1.23%

Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)		0.01		3,917,126	3,917,126

			Maturity date
U.S. Treasury Securities : 0.09%

U.S. Treasury Bill (z)#		0.00	12-17-2015	275,000	275,007

Total Short-Term Investments (Cost $4,192,127)					4,192,133

Total investments in securities (Cost $309,074,298)*	99.11%				315,530,476
Other assets and liabilities, net	0.89				2,828,836

Total net assets	100.00%				$318,359,312

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

10

Wells Fargo Advantage CoreBuilder Shares - Series M	Portfolio of investments — September 30, 2015 (unaudited)

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $309,074,295 and unrealized gains (losses) consists of:

Gross unrealized gains	$8,469,685
Gross unrealized losses	(2,013,504)

Net unrealized gains	$6,456,181

Abbreviations:
ACA	ACA Financial Guaranty Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Columbian peso
DW&P	Department of Water & Power
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FSA	Farm Service Agency
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LLC	Limited liability company
LP	Limited partnership
MBIA	Municipal Bond Insurance Association
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority

11

Wells Fargo Advantage CoreBuilder Shares – Series M (the “Fund”)

Notes to Portfolio of investments – September 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Municipal obligations	$0	$311,338,343	$0	$311,338,343
Short-term investments
Investment companies	3,917,126	0	0	3,917,126
U.S. Treasury securities	275,007	0	0	275,007

	$4,192,133	$311,338,343	$0	$315,530,476

Futures contracts	$42,188	$0	$0	$42,188

Total assets	$4,234,321	$311,338,343	$0	$315,572,664

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended September 30, 2015, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At September 30, 2015, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at September 30, 2015	Unrealized losses
12-21-2015	JPMorgan	75 Short	U.S. Treasury Bonds	$11,800,781	$(89,205)

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Colombian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

PIK — Payment-in-kind

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian leu

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	November 24, 2015

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	November 24, 2015

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	November 24, 2015